Schedule of Investments(a)

Invesco Defensive Equity ETF (DEF)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 3.3%
13,695	Fox Corp., Class A	$482,475
27,900	Omnicom Group, Inc.	2,158,344
37,684	Verizon Communications, Inc.	2,048,125
18,162	Walt Disney Co. (The)	2,398,111
		7,087,055
	Consumer Discretionary - 6.0%
24,920	Garmin Ltd.	1,905,882
23,826	Hasbro, Inc.	2,266,806
11,280	Home Depot, Inc. (The)	2,141,508
16,629	Marriott International, Inc., Class A	2,075,964
40,412	TJX Cos., Inc. (The)	2,032,319
21,721	Yum! Brands, Inc.	2,223,144

		12,645,623

	Consumer Staples - 9.4%
49,808	Archer-Daniels-Midland Co.	1,908,642
12,637	Constellation Brands, Inc., Class A	2,229,799
18,786	Hershey Co. (The)	2,479,001
47,862	Hormel Foods Corp.(b)	1,890,070
15,376	McCormick & Co., Inc.	2,399,271
44,674	Mondelez International, Inc., Class A	2,271,673
17,991	PepsiCo, Inc.	2,302,848
31,662	Sysco Corp.	2,178,979
21,357	Walmart, Inc.	2,166,454

		19,826,737

	Energy - 0.9%
26,467	Exxon Mobil Corp.	1,873,070

	Financials - 16.2%
22,438	Allstate Corp. (The)	2,143,053
12,795	Aon PLC	2,303,996
40,304	Bank of New York Mellon Corp. (The)	1,720,578
25,431	Capital One Financial Corp.	2,183,760
15,743	Chubb Ltd.	2,299,580
11,940	CME Group, Inc.	2,293,913
28,029	Intercontinental Exchange, Inc.	2,304,264
20,229	JPMorgan Chase & Co.	2,143,465
12,351	M&T Bank Corp.	1,971,220
23,013	Marsh & McLennan Cos., Inc.	2,200,043
23,732	Nasdaq, Inc.	2,151,068
22,805	Northern Trust Corp.	1,950,284
16,467	PNC Financial Services Group, Inc. (The)	2,095,590
10,632	S&P Global, Inc.	2,273,972
25,656	Torchmark Corp.	2,193,844
41,064	US Bancorp	2,061,413

		34,290,043

	Health Care - 18.5%
27,006	Abbott Laboratories	2,055,967
11,455	Amgen, Inc.	1,909,548
7,125	Anthem, Inc.	1,980,608
28,077	Baxter International, Inc.	2,061,975
8,369	Becton, Dickinson and Co.	1,953,659
16,834	Danaher Corp.	2,222,256
16,424	Eli Lilly & Co.	1,904,199
14,958	Johnson & Johnson	1,961,742

14,444	Laboratory Corp. of America Holdings(c)	$2,348,739
22,595	Medtronic PLC	2,091,845
25,986	Merck & Co., Inc.	2,058,351
49,703	Pfizer, Inc.	2,063,669
11,141	Stryker Corp.	2,041,477
7,307	Teleflex, Inc.	2,106,608
8,350	Thermo Fisher Scientific, Inc.	2,229,283
8,773	UnitedHealth Group, Inc.	2,121,311
15,681	Varian Medical Systems, Inc.(c)	1,979,883
8,758	Waters Corp.(c)	1,757,818
22,279	Zoetis, Inc.	2,251,293

		39,100,231

	Industrials - 13.0%
23,463	Allegion PLC	2,277,084
26,474	AMETEK, Inc.	2,167,956
29,127	CSX Corp.	2,169,088
25,923	Eaton Corp. PLC	1,931,004
30,998	Emerson Electric Co.	1,867,319
12,604	General Dynamics Corp.	2,026,975
13,650	Honeywell International, Inc.	2,242,831
19,726	Ingersoll-Rand PLC	2,334,375
59,095	Quanta Services, Inc.	2,054,142
19,280	United Parcel Service, Inc., Class B	1,791,498
16,736	United Technologies Corp.	2,113,757
16,569	Verisk Analytics, Inc.	2,319,660
21,025	Waste Management, Inc.	2,299,084

		27,594,773

	Information Technology - 15.5%
13,640	Automatic Data Processing, Inc.	2,184,037
21,224	Broadridge Financial Solutions, Inc.	2,650,241
20,077	Citrix Systems, Inc.	1,889,647
29,369	Cognizant Technology Solutions Corp., Class A	1,818,822
19,690	Fidelity National Information Services, Inc.	2,368,707
24,371	Fiserv, Inc.(c)	2,092,494
41,174	FLIR Systems, Inc.	1,989,939
14,702	Gartner, Inc.(c)	2,224,413
15,318	International Business Machines Corp.	1,945,233
15,916	Jack Henry & Associates, Inc.	2,088,498
14,831	Motorola Solutions, Inc.	2,223,908
40,082	Oracle Corp.	2,028,149
27,314	Paychex, Inc.	2,343,268
22,250	Total System Services, Inc.	2,748,542
115,729	Western Union Co. (The)	2,245,143

		32,841,041

	Materials - 5.1%
11,638	Air Products & Chemicals, Inc.	2,369,380
37,856	Ball Corp.	2,323,980
25,164	Eastman Chemical Co.	1,633,647
12,319	Ecolab, Inc.	2,267,805
16,559	International Flavors & Fragrances, Inc.(b)	2,242,420

		10,837,232

	Real Estate - 5.9%
15,256	Alexandria Real Estate Equities, Inc.	2,233,631
43,574	Apartment Investment & Management Co., Class A	2,176,521
42,562	CBRE Group, Inc., Class A(c)	1,945,083
105,452	Host Hotels & Resorts, Inc.	1,909,736
11,796	Simon Property Group, Inc.	1,912,014
28,237	Welltower, Inc.	2,293,409

		12,470,394

	Utilities - 6.1%
119,375	AES Corp.	1,886,125
20,763	American Water Works Co., Inc.	2,346,634
17,001	DTE Energy Co.	2,133,116
38,262	Evergy, Inc.	2,224,553

Schedule of Investments(a)

43,333	Exelon Corp.	$2,083,451
37,766	Xcel Energy, Inc.	2,165,502

		12,839,381

	Total Common Stocks & Other Equity Interests (Cost $198,430,847)	211,405,580

	Money Market Funds - 0.0%
103,573	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $103,573)	103,573

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $198,534,420)-99.9%	211,509,153

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 1.8%
2,850,865	Invesco Government & Agency Portfolio - Institutional Class 2.31%(d)(e)	2,850,865
950,004	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	950,289

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,801,154)	3,801,154

	Total Investments in Securities (Cost $202,335,574)-101.7%	215,310,307
	Other assets less liabilities-(1.7)%	(3,681,382)

	Net Assets-100.0%	$211,628,925

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.6%
	Argentina - 0.0%
5,237	Adecoagro S.A.(a)	$34,826

	Australia - 6.2%
7,736	AGL Energy Ltd.	110,146
12,852	Amcor Ltd.	146,746
34,035	Aurizon Holdings Ltd.	122,150
60,572	BHP Group Ltd.	1,584,685
65,630	BHP Group PLC	1,476,222
4,998	BlueScope Steel Ltd.	36,499
10,829	Boral Ltd.	40,741
14,518	Brambles Ltd.	121,812
5,142	Caltex Australia Ltd.	94,018
7,021	Coca-Cola Amatil Ltd.	46,359
16,660	Coles Group Ltd.(a)	143,709
2,380	Computershare Ltd.	27,505
4,285	Crown Resorts Ltd.	37,200
1,300	CSL Ltd.	185,086
9,639	Downer EDI Ltd.	47,617
25,586	Fortescue Metals Group Ltd.	142,704
21,540	Incitec Pivot Ltd.	48,951
21,421	Insurance Australia Group Ltd.	113,538
6,783	LendLease Group	66,969
26,181	Medibank Private Ltd.	60,042
26,299	Metcash Ltd.	53,753
27,371	Mirvac Group	57,461
21,183	OceanaGold Corp.	58,446
5,237	Orica Ltd.	74,964
21,421	Origin Energy Ltd.	106,562
14,638	Qantas Airways Ltd.	56,288
21,608	QBE Insurance Group Ltd.	174,713
1,302	Ramsay Health Care Ltd.	62,993
9,594	Rio Tinto Ltd.	666,714
16,696	Rio Tinto PLC	954,644
3,214	Sonic Healthcare Ltd.	58,231
44,625	South32 Ltd.	102,649
9,996	Tabcorp Holdings Ltd.	31,235
288,884	Telstra Corp. Ltd.	730,559
2,857	Treasury Wine Estates Ltd.	29,791
16,855	Wesfarmers Ltd.	432,669
18,191	Woolworths Group Ltd.	395,376
3,332	WorleyParsons Ltd.	30,427

		8,730,174

	Austria - 0.1%
1,072	ANDRITZ AG	38,466
1,190	Verbund AG	59,408
1,309	Vienna Insurance Group AG Wiener Versicherung Gruppe	31,945
2,142	voestalpine AG	55,783
1,309	Wienerberger AG	28,182

		213,784

	Belgium - 1.0%
203	Ackermans & van Haaren N.V.	31,014
14,035	Anheuser-Busch InBev S.A./N.V.	1,135,614
714	Colruyt S.A.	52,926

833	Groupe Bruxelles Lambert S.A.	$77,472
892	Solvay S.A.	83,576
780	UCB S.A.	59,522
1,191	Umicore S.A.(b)	35,436

		1,475,560

	Canada - 14.6%
3,213	Aecon Group, Inc.	41,568
4,046	Agnico Eagle Mines Ltd.	176,427
24,753	Aimia, Inc.(a)	64,084
16,611	Air Canada(a)	490,257
10,115	Alamos Gold, Inc., Class A	49,382
16,934	Alimentation Couche-Tard, Inc., Class B	1,039,038
5,594	AltaGas Ltd.	80,730
10,235	ARC Resources Ltd.(b)	55,721
4,671	Atco Ltd., Class I	160,629
18,089	B2Gold Corp.(a)	49,374
32,648	Barrick Gold Corp.	405,957
5,230	BCE, Inc.	235,445
30,584	Bombardier, Inc., Class B(a)	45,925
25,217	Brookfield Asset Management, Inc., Class A	1,156,486
4,523	CAE, Inc.	115,325
6,069	Cameco Corp.	61,233
11,900	Canadian National Railway Co.	1,054,707
23,871	Canadian Natural Resources Ltd.	644,671
1,958	Canadian Pacific Railway Ltd.	429,083
2,262	Canadian Solar, Inc.(a)	43,182
2,381	Canadian Tire Corp. Ltd., Class A	238,118
5,236	Canadian Utilities Ltd., Class A	147,564
1,905	Canfor Corp.(a)	12,400
4,999	Cascades, Inc.	32,614
1,905	CCL Industries, Inc., Class B	86,760
8,807	Celestica, Inc.(a)	55,374
43,833	Cenovus Energy, Inc.	359,250
9,997	Centerra Gold, Inc.(a)	57,236
5,840	CGI, Inc., Class A(a)	425,591
5,712	Chorus Aviation, Inc.	31,520
7,616	CI Financial Corp.	114,305
1,905	Cineplex, Inc.	32,903
119	Constellation Software, Inc.	103,020
7,260	Detour Gold Corp.(a)	68,470
3,451	Dollarama, Inc.	108,975
3,094	Dorel Industries, Inc., Class B	24,626
7,333	Emera, Inc.	282,276
15,574	Empire Co. Ltd., Class A	358,966
46,897	Enbridge, Inc.	1,726,159
17,137	Encana Corp.	90,381
3,095	Enerflex Ltd.	37,477
4,165	Enerplus Corp.	30,377
967	Fairfax Financial Holdings Ltd.	443,480
3,927	Finning International, Inc.	63,034
6,188	George Weston Ltd.	462,166
7,021	Gibson Energy, Inc.	114,567
5,730	Gildan Activewear, Inc.	206,711
11,425	Hudbay Minerals, Inc.	56,115
18,207	Hudson’s Bay Co.	86,732
10,829	Husky Energy, Inc.	101,649
11,971	Hydro One Ltd.(c)	202,778
12,615	IAMGOLD Corp.(a)	31,446
7,670	Imperial Oil Ltd.	204,983
3,272	Intact Financial Corp.	281,263
7,974	Inter Pipeline Ltd.(b)	121,506
1,905	Interfor Corp.(a)	16,050
4,046	Keyera Corp.	97,446
50,218	Kinross Gold Corp.(a)	164,186
2,261	Kirkland Lake Gold Ltd.	78,188
1,785	Linamar Corp.	56,921

Schedule of Investments

8,673	Loblaw Cos. Ltd.	$444,973
15,756	Magna International, Inc.	674,691
2,856	Maple Leaf Foods, Inc.	64,222
4,523	Martinrea International, Inc.	32,721
9,640	MEG Energy Corp.(a)	31,090
2,115	Methanex Corp.	88,017
7,041	Metro, Inc.	256,922
1,072	NFI Group, Inc.	26,683
2,023	Norbord, Inc.	39,505
1,548	North West Co., Inc. (The)	33,997
4,799	Onex Corp.	273,655
4,053	Open Text Corp.	161,113
2,856	Pan American Silver Corp.	30,992
4,403	Parkland Fuel Corp.	135,161
8,472	Pembina Pipeline Corp.	302,182
8,926	Peyto Exploration & Development Corp.	31,098
9,521	Precision Drilling Corp.(a)	17,395
7,518	Restaurant Brands International, Inc.	494,712
1,191	Ritchie Bros Auctioneers, Inc.	39,732
2,143	Rogers Communications, Inc., Class B	112,722
2,023	Russel Metals, Inc.	31,948
4,552	Saputo, Inc.	151,453
8,093	Seven Generations Energy Ltd., Class A(a)	43,282
2,380	Shaw Communications, Inc., Class B	48,325
1,785	ShawCor Ltd.	22,882
3,214	SNC-Lavalin Group, Inc.	57,271
833	Spin Master Corp.(a)(c)	25,171
2,975	Stantec, Inc.	68,923
1,666	Stars Group, Inc. (The)(a)	27,592
39,389	Suncor Energy, Inc.	1,213,516
4,879	Superior Plus Corp.	44,282
22,707	Teck Resources Ltd., Class B	461,396
3,095	TELUS Corp.	114,285
2,975	TFI International, Inc.	90,665
8,211	Thomson Reuters Corp.	521,729
1,071	Toromont Industries Ltd.	47,066
7,498	Tourmaline Oil Corp.	95,396
19,279	TransAlta Corp.	127,490
2,499	Transcontinental, Inc., Class A	26,415
2,142	Vermilion Energy, Inc.	44,903
1,428	West Fraser Timber Co. Ltd.	55,656
8,212	WestJet Airlines Ltd.	183,387
2,380	WSP Global, Inc.	125,505

		20,532,928

	Chile - 0.1%
17,851	Lundin Mining Corp.	79,754

	Colombia - 0.0%
9,521	Gran Tierra Energy, Inc.(a)	18,522
952	Millicom International Cellular S.A. SDR	53,266

		71,788

	Denmark - 1.2%
357	AP Moller - Maersk A/S, Class B	382,505
1,388	Carlsberg A/S, Class B	182,395
532	Coloplast A/S, Class B	56,572
714	Drilling Co. of 1972 A/S (The)(a)	45,495
833	DSV A/S	74,260
13,290	Novo Nordisk A/S, Class B	624,117
1,309	Novozymes A/S, Class B	61,453
1,072	Pandora A/S	39,720
1,963	Vestas Wind Systems A/S	160,526

		1,627,043

	Finland - 0.8%
952	Elisa Oyj	42,349
4,760	Fortum Oyj	101,471
1,428	Kesko Oyj, Class B	74,838
2,590	Kone Oyj, Class B	140,874

1,191	Metso Oyj(b)	$38,422
2,499	Neste Oyj	84,267
46,054	Nokia Oyj	229,915
1,071	Nokian Renkaat Oyj	30,541
1,071	Orion Oyj, Class B(b)	34,945
5,593	Outokumpu Oyj(b)	16,404
4,004	Sampo Oyj, Class A	172,942
6,546	Stora Enso Oyj, Class R	69,021
4,879	UPM-Kymmene Oyj	121,896
2,619	Wartsila Oyj Abp	38,188

		1,196,073

	France - 8.6%
15,947	Air France-KLM(a)	137,473
2,940	Air Liquide S.A.	365,295
4,085	Airbus SE	522,857
1,785	Alstom S.A.	81,315
714	Arkema S.A.	59,769
802	Atos SE	60,969
9,877	Bollore S.A.	44,488
4,614	Bouygues S.A.	161,087
1,785	Bureau Veritas S.A.	41,990
1,136	Capgemini SE	126,717
20,874	Carrefour S.A.	391,714
3,689	Casino Guichard Perrachon S.A.(b)	140,056
8,882	Cie de Saint-Gobain	320,833
2,380	Cie Generale des Etablissements Michelin SCA	273,039
2,143	Criteo S.A. ADR(a)	39,345
4,229	Danone S.A.	336,479
289	Dassault Systemes SE	42,784
1,267	Eiffage S.A.	120,829
11,900	Electricite de France S.A.	166,555
2,024	Elior Group S.A.(c)	23,705
1,428	Elis S.A.	23,869
55,823	Engie S.A.(b)	774,469
908	EssilorLuxottica S.A.	104,370
499	Eurazeo SE	34,837
952	Faurecia S.A.	35,083
238	Iliad S.A.(b)	27,437
251	Kering S.A.	130,327
4,117	Lagardere SCA	100,014
1,384	Legrand S.A.	92,752
1,036	LVMH Moet Hennessy Louis Vuitton SE	390,902
38,704	Orange S.A.	605,543
1,032	Pernod Ricard S.A.	181,471
12,825	Peugeot S.A.	285,402
1,904	Publicis Groupe S.A.	103,752
8,092	Rallye S.A.(b)	36,791
3,213	Renault S.A.	193,056
7,497	Rexel S.A.	80,786
572	Rubis SCA	28,479
1,897	Safran S.A.	248,809
16,065	Sanofi	1,293,243
5,367	Schneider Electric SE	423,435
4,171	SCOR SE	171,184
1,168	Sodexo S.A.	134,061
2,143	SPIE S.A.	36,776
8,449	Suez(b)	112,746
285	Teleperformance	54,625
662	Thales S.A.	72,708
35,863	TOTAL S.A.	1,863,918
2,381	Valeo S.A.(b)	62,829
6,664	Vallourec S.A.(a)(b)	15,105
11,401	Veolia Environnement S.A.	263,114
5,465	Vinci S.A.	538,715
476	Wendel S.A.	60,469

Schedule of Investments

320	Worldline S.A.(a)(c)	$19,220

		12,057,596

	Germany - 6.0%
782	adidas AG	223,258
715	Aurubis AG	31,241
10,303	BASF SE	678,077
6,590	Bayer AG	387,887
357	Beiersdorf AG(b)	40,996
952	Bilfinger SE	28,855
1,647	Brenntag AG	76,313
13,210	CECONOMY AG(a)	74,486
1,019	Continental AG	138,307
1,429	Covestro AG(c)	62,470
14,875	Daimler AG	769,705
5,835	Deutsche Lufthansa AG	110,863
11,445	Deutsche Post AG	336,444
51,824	Deutsche Telekom AG	872,604
63,788	E.ON SE	664,547
1,786	Freenet AG	34,570
3,571	Fresenius SE & Co. KGaA	180,702
714	FUCHS PETROLUB SE (Preference Shares)	27,800
1,666	GEA Group AG	45,447
927	Hannover Rueck SE	138,629
1,897	HeidelbergCement AG	140,703
2,489	Henkel AG & Co. KGaA (Preference Shares)	226,826
312	HOCHTIEF AG	37,062
551	HUGO BOSS AG	31,990
4,046	Infineon Technologies AG	72,517
2,857	K+S AG(b)	48,376
439	KION Group AG	23,893
952	LANXESS AG	47,601
477	Leoni AG(a)	7,447
2,499	Merck KGaA	240,771
2,975	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	716,413
953	OSRAM Licht AG(b)	28,365
1,666	Porsche Automobil Holding SE (Preference Shares)	103,556
3,927	ProSiebenSat.1 Media SE	63,715
357	Rheinmetall AG	37,913
17,607	RWE AG	438,711
834	Salzgitter AG	21,626
6,069	Schaeffler AG (Preference Shares)	44,487
7,976	Siemens AG	901,605
476	Symrise AG	44,482
11,186	Telefonica Deutschland Holding AG	31,300
7,854	thyssenkrupp AG(b)	99,205
4,760	TUI AG	43,792
477	United Internet AG	17,036

		8,392,593

	Ghana - 0.0%
17,017	Tullow Oil PLC	42,886

	Hong Kong - 1.6%
86,600	AIA Group Ltd.	813,475
40,009	CK Hutchison Holdings Ltd.	377,865
19,303	CLP Holdings Ltd.	218,251
91,393	First Pacific Co. Ltd.	37,068
42,603	HKT Trust & HKT Ltd.	67,160
42,411	Hong Kong & China Gas Co. Ltd.	93,687
2,005	Jardine Matheson Holdings Ltd.	128,681
7,974	Kerry Properties Ltd.	30,256
188,734	Li & Fung Ltd.	27,682
6,187	Melco Resorts & Entertainment Ltd. ADR	119,409
14,042	MTR Corp. Ltd.	85,876

70,210	PCCW Ltd.	$39,938
9,877	Swire Pacific Ltd., Class A	116,903
6,664	Techtronic Industries Co. Ltd.	42,497
102,935	WH Group Ltd.(c)	92,688

		2,291,436

	Indonesia - 0.0%
166,124	Golden Agri-Resources Ltd.	31,985

	Ireland - 0.2%
2,023	James Hardie Industries PLC	25,706
654	Kerry Group PLC, Class A	75,429
1,716	Ryanair Holdings PLC ADR(a)	111,918
2,380	Smurfit Kappa Group PLC	65,773

		278,826

	Israel - 0.2%
2,565	Check Point Software Technologies Ltd.(a)	282,868

	Italy - 1.6%
22,492	A2A SpA	36,581
152,908	Enel SpA	949,089
53,848	Eni SpA	814,875
10,353	Hera SpA	37,495
10,472	Mediaset SpA(a)(b)	30,562
14,042	Saipem SpA(a)	59,978
8,331	Societa Cattolica di Assicurazioni SC	67,260
372,828	Telecom Italia SpA(a)	182,720
15,946	UnipolSai Assicurazioni SpA(b)	38,773

		2,217,333

	Japan - 20.0%
15,057	Aeon Co. Ltd.	260,369
3,332	AGC, Inc.	107,256
1,786	Air Water, Inc.	26,615
2,619	Aisin Seiki Co. Ltd.	86,958
4,999	Ajinomoto Co., Inc.	85,039
4,247	Alfresa Holdings Corp.	106,982
2,143	Alps Alpine Co. Ltd.	35,528
3,809	Amada Holdings Co. Ltd.	39,292
1,667	ANA Holdings, Inc.	55,825
2,500	Asahi Group Holdings Ltd.	109,993
12,615	Asahi Kasei Corp.	130,013
1,310	Bandai Namco Holdings, Inc.	64,429
9,125	Bridgestone Corp.	341,132
2,618	Brother Industries Ltd.	44,921
12,100	Canon, Inc.	341,575
1,291	Central Japan Railway Co.	269,258
15,470	Chubu Electric Power Co., Inc.	211,087
7,259	Chugoku Electric Power Co., Inc. (The)	90,859
1,904	Cosmo Energy Holdings Co. Ltd.	37,493
5,118	Dai Nippon Printing Co. Ltd.	111,010
3,689	Daicel Corp.	31,428
3,808	Daiichi Sankyo Co. Ltd.	184,306
1,428	Daikin Industries Ltd.	174,004
696	Daito Trust Construction Co. Ltd.	90,610
5,831	Daiwa House Industry Co. Ltd.	174,594
952	Denka Co. Ltd.	27,269
5,593	Denso Corp.	216,457
2,142	Dentsu, Inc.	70,035
1,191	DIC Corp.	29,014
3,552	East Japan Railway Co.	337,289
1,190	Eisai Co. Ltd.	69,959
2,856	Electric Power Development Co. Ltd.	62,631
1,428	FamilyMart UNY Holdings Co. Ltd.	34,406
934	FANUC Corp.	158,928
220	Fast Retailing Co. Ltd.	127,188
1,309	Fuji Electric Co. Ltd.	43,764
5,931	FUJIFILM Holdings Corp.	284,000
5,356	Fujikura Ltd.	17,660

Schedule of Investments

953	Furukawa Electric Co. Ltd.	$25,489
2,143	H2O Retailing Corp.	23,192
2,619	Hakuhodo DY Holdings, Inc.	41,200
2,381	Hankyu Hanshin Holdings, Inc.	85,745
1,191	Hanwa Co. Ltd.	30,232
3,690	Haseko Corp.	36,807
4,641	Hino Motors Ltd.	36,803
17,437	Hitachi Ltd.	591,967
3,451	Hitachi Metals Ltd.	34,391
6,069	Hokkaido Electric Power Co., Inc.	32,811
4,761	Hokuriku Electric Power Co.(a)	34,422
31,002	Honda Motor Co. Ltd.	756,954
2,261	Hoya Corp.	157,390
2,261	Ibiden Co. Ltd.	35,131
3,499	Idemitsu Kosan Co. Ltd.	99,097
2,143	IHI Corp.	47,824
14,875	Inpex Corp.	120,397
6,545	Isetan Mitsukoshi Holdings Ltd.	54,132
7,260	Isuzu Motors Ltd.	80,239
20,173	ITOCHU Corp.	371,410
3,689	J Front Retailing Co. Ltd.	38,563
1,786	Japan Airlines Co. Ltd.	56,142
33,915	Japan Display, Inc.(a)(b)	19,991
9,520	Japan Tobacco, Inc.	218,546
10,235	JFE Holdings, Inc.	142,154
1,786	JGC Corp.	23,852
3,689	JTEKT Corp.	39,141
80,611	JXTG Holdings, Inc.	384,958
5,951	Kajima Corp.	81,612
596	Kaneka Corp.	20,585
2,142	Kanematsu Corp.	24,187
16,065	Kansai Electric Power Co., Inc. (The)	187,246
2,481	Kao Corp.	193,773
2,856	Kawasaki Heavy Industries Ltd.	63,999
2,738	Kawasaki Kisen Kaisha Ltd.(a)	30,942
19,203	KDDI Corp.	493,185
815	Keio Corp.	54,346
119	Keyence Corp.	67,416
2,023	Kintetsu Group Holdings Co. Ltd.	96,888
6,545	Kirin Holdings Co. Ltd.	141,962
11,067	Kobe Steel Ltd.	68,599
577	Koito Manufacturing Co. Ltd.	26,784
6,903	Komatsu Ltd.	153,637
8,331	Konica Minolta, Inc.	73,508
2,618	K’s Holdings Corp.	24,908
3,808	Kuraray Co. Ltd.	43,700
3,451	Kyocera Corp.	210,540
9,164	Kyushu Electric Power Co., Inc.	90,395
595	Lawson, Inc.	27,784
953	Makita Corp.	33,442
50,542	Marubeni Corp.	318,125
14,518	Mazda Motor Corp.	141,937
4,641	Medipal Holdings Corp.	100,493
952	MEIJI Holdings Co. Ltd.	66,725
2,618	MinebeaMitsumi, Inc.	38,483
24,277	Mitsubishi Chemical Holdings Corp.	159,044
22,334	Mitsubishi Corp.	582,751
6,665	Mitsubishi Estate Co. Ltd.	122,588
3,332	Mitsubishi Materials Corp.	86,940
10,234	Mitsubishi Motors Corp.	48,260
2,143	Mitsubishi Tanabe Pharma Corp.	25,323
31,417	Mitsui & Co. Ltd.	485,397
2,738	Mitsui Chemicals, Inc.	60,194
2,380	Mitsui E&S Holdings Co. Ltd.(a)	19,027
6,188	Mitsui Fudosan Co. Ltd.	149,977
715	Mitsui Mining & Smelting Co. Ltd.	15,146
3,570	Mitsui OSK Lines Ltd.	76,151

11,743	MS&AD Insurance Group Holdings, Inc.	$372,704
3,213	Murata Manufacturing Co. Ltd.	139,232
2,023	Nagase & Co. Ltd.	29,551
2,142	Nagoya Railroad Co. Ltd.	59,145
6,507	NEC Corp.	241,222
2,499	NGK Insulators Ltd.	33,926
1,547	NH Foods Ltd.	62,550
3,809	NHK Spring Co. Ltd.	27,995
3,928	Nikon Corp.	53,760
238	Nintendo Co. Ltd.	84,832
1,428	Nippon Electric Glass Co. Ltd.	34,380
1,291	Nippon Express Co. Ltd.	68,845
3,571	Nippon Paper Industries Co. Ltd.	61,241
3,332	Nippon Sheet Glass Co. Ltd.	21,850
18,865	Nippon Steel Corp.	313,881
25,428	Nippon Telegraph & Telephone Corp.	1,139,605
5,593	Nippon Yusen K.K.	84,635
52,842	Nissan Motor Co. Ltd.	357,520
2,737	Nisshinbo Holdings, Inc.	19,007
238	Nitori Holdings Co. Ltd.	28,332
1,309	Nitto Denko Corp.	57,267
1,547	Nomura Real Estate Holdings, Inc.	31,831
715	Nomura Research Institute Ltd.	34,968
4,761	NSK Ltd.	38,281
7,616	NTN Corp.	20,061
7,616	NTT Data Corp.	91,189
13,924	NTT DoCoMo, Inc.	320,031
10,829	Obayashi Corp.	99,538
2,024	Odakyu Electric Railway Co. Ltd.	49,959
13,686	OJI Holdings Corp.	71,093
1,529	Omron Corp.	72,665
1,548	Ono Pharmaceutical Co. Ltd.	27,374
476	Oriental Land Co. Ltd.	58,089
19,279	ORIX Corp.	272,561
6,069	Osaka Gas Co. Ltd.	107,713
2,976	Otsuka Holdings Co. Ltd.	99,935
714	Pan Pacific International Holdings Corp.	44,191
30,583	Panasonic Corp.	243,594
7,022	Rakuten, Inc.	73,405
15,827	Ricoh Co. Ltd.	153,642
714	Rohm Co. Ltd.	44,323
1,666	Secom Co. Ltd.	142,533
1,904	Sega Sammy Holdings, Inc.	22,587
2,499	Seibu Holdings, Inc.	41,844
3,690	Seiko Epson Corp.	54,377
2,142	Seino Holdings Co. Ltd.	27,265
4,642	Sekisui Chemical Co. Ltd.	68,278
8,688	Sekisui House Ltd.	139,352
9,401	Seven & i Holdings Co. Ltd.	317,422
3,214	Shikoku Electric Power Co., Inc.	29,276
339	Shimano, Inc.	51,955
7,497	Shimizu Corp.	61,108
2,124	Shin-Etsu Chemical Co. Ltd.	176,982
1,428	Shionogi & Co. Ltd.	78,124
952	Shiseido Co. Ltd.	68,681
1,428	Showa Denko K.K.	39,286
238	SMC Corp.	78,409
9,145	SoftBank Group Corp.	863,332
25,943	Sojitz Corp.	83,390
4,960	Sompo Holdings, Inc.	187,847
13,785	Sony Corp.	667,444
953	Stanley Electric Co. Ltd.	21,820
7,736	Subaru Corp.	179,693
27,846	Sumitomo Chemical Co. Ltd.	120,540
19,516	Sumitomo Corp.	281,933
2,381	Sumitomo Forestry Co. Ltd.	27,039
1,429	Sumitomo Heavy Industries Ltd.	45,341

Schedule of Investments

2,261	Sumitomo Metal Mining Co. Ltd.	$59,599
2,857	Sumitomo Rubber Industries Ltd.	31,682
1,072	Suntory Beverage & Food Ltd.	44,578
3,808	Suzuki Motor Corp.	180,904
1,904	Taiheiyo Cement Corp.	56,291
2,143	Taisei Corp.	78,259
357	Taisho Pharmaceutical Holdings Co. Ltd.	29,231
3,214	Takashimaya Co. Ltd.	34,072
7,330	Takeda Pharmaceutical Co. Ltd.	247,698
1,291	TDK Corp.	87,989
2,976	Teijin Ltd.	48,597
2,261	Terumo Corp.	64,305
2,142	Tobu Railway Co. Ltd.	62,341
1,272	Toho Gas Co. Ltd.	49,556
1,547	Toho Holdings Co. Ltd.	34,609
13,329	Tohoku Electric Power Co., Inc.	136,021
9,740	Tokio Marine Holdings, Inc.	484,511
86,580	Tokyo Electric Power Co. Holdings, Inc.(a)	444,961
696	Tokyo Electron Ltd.	94,809
7,497	Tokyo Gas Co. Ltd.	186,260
4,999	Tokyu Corp.	88,677
6,902	Tokyu Fudosan Holdings Corp.	38,523
5,356	Toppan Printing Co. Ltd.	78,237
17,851	Toray Industries, Inc.	122,799
8,888	Toshiba Corp.	282,419
3,214	Tosoh Corp.	40,791
3,213	Toyo Seikan Group Holdings Ltd.	60,842
1,886	Toyota Industries Corp.	97,101
34,215	Toyota Motor Corp.	2,011,776
5,794	Toyota Tsusho Corp.	167,296
1,666	Ube Industries Ltd.	31,931
1,666	Unicharm Corp.	50,007
2,124	West Japan Railway Co.	166,281
595	Yakult Honsha Co. Ltd.	33,867
13,566	Yamada Denki Co. Ltd.	63,473
714	Yamaha Corp.	32,124
2,857	Yamaha Motor Co. Ltd.(b)	49,022
3,333	Yamato Holdings Co. Ltd.	67,566
1,786	Yamazaki Baking Co. Ltd.	26,829
1,547	Yokohama Rubber Co. Ltd. (The)	25,846

		28,127,616

	Luxembourg - 0.3%
11,123	ArcelorMittal	164,357
1,191	Orion Engineered Carbons S.A.	20,938
3,571	Tenaris S.A.	41,982
6,318	Ternium S.A. ADR	152,011

		379,288

	Macau - 0.1%
9,758	Galaxy Entertainment Group Ltd.	58,992
29,751	SJM Holdings Ltd.	32,936

		91,928

	Mongolia - 0.0%
27,133	Turquoise Hill Resources Ltd.(a)	32,560

	Netherlands - 3.4%
1,904	Akzo Nobel N.V.	160,232
8,688	Altice Europe N.V.(a)	26,692
1,057	ASML Holding N.V.	199,413
1,428	Boskalis Westminster N.V.	32,128
357	Cimpress N.V.(a)	31,237
6,681	Exor N.V.	418,556
2,143	Fugro N.V. CVA(a)	17,672
1,583	Heineken N.V.	165,853
19,554	Koninklijke Ahold Delhaize N.V.	438,742
6,783	Koninklijke BAM Groep N.V.	28,693
1,342	Koninklijke DSM N.V.	150,742
52,242	Koninklijke KPN N.V.	159,395

7,616	Koninklijke Philips N.V.	$300,860
5,071	NXP Semiconductors N.V.	447,059
1,666	Randstad N.V.	85,771
64,628	Royal Dutch Shell PLC, Class A	2,006,428
1,721	Wolters Kluwer N.V.	119,939

		4,789,412

	New Zealand - 0.1%
14,994	Fletcher Building Ltd.	51,313
23,325	Spark New Zealand Ltd.	58,005

		109,318

	Norway - 0.3%
5,475	Gjensidige Forsikring ASA	106,607
2,975	Mowi ASA	68,990
16,660	Norsk Hydro ASA	58,276
8,092	Orkla ASA	70,033
2,738	Yara International ASA	117,574

		421,480

	Portugal - 0.2%
50,218	EDP-Energias de Portugal S.A.	182,375
3,095	Jeronimo Martins SGPS S.A.	46,992

		229,367

	Russia - 0.4%
160,847	VEON Ltd. ADR	369,948
3,214	X5 Retail Group N.V. GDR(c)	94,556
2,023	Yandex N.V., Class A(a)	72,666

		537,170

	Singapore - 0.3%
36,771	Genting Singapore Ltd.	23,243
1,786	Jardine Cycle & Carriage Ltd.	43,821
16,779	Sembcorp Industries Ltd.	29,380
9,639	Singapore Airlines Ltd.	63,800
13,924	Singapore Technologies Engineering Ltd.	39,556
75,804	Singapore Telecommunications Ltd.	176,244
38,556	Wilmar International Ltd.	92,164

		468,208

	South Africa - 0.2%
13,958	Anglo American PLC	333,381

	South Korea - 4.2%
119	CJ CheilJedang Corp.	28,029
476	CJ Corp.	40,569
1	CJ Corp. (Preference Shares)(a)(d)	42
657	Daelim Industrial Co. Ltd.	57,099
1,395	DB Insurance Co. Ltd.	72,040
3,213	Doosan Heavy Industries & Construction Co. Ltd.(a)	16,862
221	E-MART, Inc.	26,723
833	GS Engineering & Construction Corp.	28,084
1,071	GS Holdings Corp.	45,056
1,071	Hankook Tire & Technology Co. Ltd.	31,476
1,904	Hanwha Chemical Corp.	33,015
5,566	Hanwha Corp.	119,415
195	Hyosung Corp.	12,232
1,242	Hyundai Heavy Industries Co. Ltd.(a)	122,542
2,143	Hyundai Marine & Fire Insurance Co. Ltd.	55,334
893	Hyundai Mobis Co. Ltd.	162,718
3,256	Hyundai Motor Co.	367,732
1,904	Hyundai Steel Co.	65,231
7,508	Kia Motors Corp.	248,081
1,547	Korea Gas Corp.	53,649
1,904	Korean Air Lines Co. Ltd.	50,442
2,857	Korean Reinsurance Co.	20,152
8,175	KT Corp. ADR	98,427
833	KT&G Corp.	70,647
422	LG Chem Ltd.	118,000
1,039	LG Corp.	63,951

Schedule of Investments

8,093	LG Display Co. Ltd.(a)	$116,206
2,142	LG Electronics, Inc.	141,373
5,118	LG Uplus Corp.	59,951
193	Lotte Chemical Corp.	41,812
392	Lotte Shopping Co. Ltd.	52,666
476	LS Corp.	18,346
362	NAVER Corp.	33,893
1,602	POSCO	319,485
653	Samsung C&T Corp.	50,610
476	Samsung Electro-Mechanics Co. Ltd.	38,051
55,601	Samsung Electronics Co. Ltd.	1,984,249
558	Samsung Fire & Marine Insurance Co. Ltd.	126,978
8,211	Samsung Heavy Industries Co. Ltd.(a)	54,124
357	Samsung SDI Co. Ltd.	65,500
595	SK Holdings Co. Ltd.	115,663
4,120	SK Hynix, Inc.	225,910
1,309	SK Innovation Co. Ltd.	181,363
9,520	SK Networks Co. Ltd.	38,571
714	SK Telecom Co. Ltd.	150,186
595	S-Oil Corp.	41,718

		5,864,203

	Spain - 2.4%
476	Acciona S.A.	50,842
6,266	ACS Actividades de Construccion y Servicios S.A.	257,655
357	Aena SME S.A.(c)	65,601
1,429	Amadeus IT Group S.A.	108,857
16,304	Distribuidora Internacional de Alimentacion S.A.	10,719
8,568	Endesa S.A.	213,010
4,879	Ferrovial S.A.	116,296
2,023	Grifols S.A.	51,804
85,716	Iberdrola S.A.	794,134
5,296	Industria de Diseno Textil S.A.	141,933
26,537	Mapfre S.A.	77,714
5,355	Naturgy Energy Group S.A.	152,346
4,284	Red Electrica Corp. S.A.	90,847
23,874	Repsol S.A.	384,694
109,962	Telefonica S.A.	879,565

		3,396,017

	Sweden - 1.4%
1,667	Alfa Laval AB	34,147
4,641	Assa Abloy AB, Class B	90,312
4,403	Atlas Copco AB, Class A	118,389
2,023	Boliden AB	45,977
3,689	Electrolux AB, Series B	79,965
4,284	Getinge AB, Class B	57,955
13,308	Hennes & Mauritz AB, Class B	198,560
1,310	Holmen AB, Class B	25,368
4,285	Husqvarna AB, Class B	35,713
1,191	ICA Gruppen AB	47,341
2,500	NCC AB, Class B	39,100
10,592	Ratos AB, Class B	28,691
7,108	Sandvik AB	109,452
4,026	Securitas AB, Class B	66,520
5,951	Skanska AB, Class B	97,232
4,371	SKF AB, Class B	67,743
9,163	SSAB AB, Class A(b)	28,104
1,071	Swedish Match AB	48,299
6,070	Tele2 AB, Class B	83,615
45,722	Telefonaktiebolaget LM Ericsson, Class B	439,483
1,786	Trelleborg AB, Class B	23,720
18,445	Volvo AB, Class B	257,279

		2,022,965

	Switzerland - 6.5%
18,596	ABB Ltd.	339,714
2,975	Adecco Group AG	159,657

4,284	Alcon, Inc.(a)	$248,007
13,566	Aryzta AG(a)	17,250
10	Chocoladefabriken Lindt & Spruengli AG-PC	65,218
3,332	Cie Financiere Richemont S.A.	244,273
1,547	Clariant AG(a)	28,061
1,451	Coca-Cola HBC AG	52,159
2,024	GAM Holding AG(a)	8,323
159	Geberit AG	69,853
32	Georg Fischer AG	27,010
45	Givaudan S.A.	118,601
216,123	Glencore PLC	693,670
514	Kuehne + Nagel International AG	68,041
5,589	LafargeHolcim Ltd.(a)	267,101
238	Lonza Group AG(a)	72,972
25,451	Nestle S.A.	2,518,911
21,544	Novartis AG	1,844,150
297	Panalpina Welttransport Holding AG(a)	62,893
595	Pargesa Holding S.A.-BR	43,863
55	Partners Group Holding AG	38,440
6,009	Roche Holding AG	1,571,773
641	Schindler Holding AG-PC	134,592
28	SGS S.A.	70,567
552	Sika AG	81,715
288	Sonova Holding AG	63,879
3,809	STMicroelectronics N.V.	58,129
357	Swatch Group AG (The)-BR	89,334
321	Swisscom AG	153,056

		9,211,212

	United Kingdom - 13.6%
1,428	Admiral Group PLC	37,113
1,190	Ashtead Group PLC	27,973
2,772	Associated British Foods PLC	86,228
8,571	AstraZeneca PLC	630,132
28,204	BAE Systems PLC	160,821
11,068	Barratt Developments PLC	77,842
7,498	BBA Aviation PLC	24,609
4,285	Beazley PLC	30,245
833	Bellway PLC	28,778
1,071	Berkeley Group Holdings PLC (The)	47,192
370,702	BP PLC	2,523,524
15,468	British American Tobacco PLC	538,086
163,351	BT Group PLC	398,928
2,499	Bunzl PLC	66,617
2,975	Burberry Group PLC	63,557
35,700	Capita PLC(a)	50,463
187,902	Centrica PLC	221,485
24,158	Cobham PLC(a)	30,376
5,348	Coca-Cola European Partners PLC	296,279
13,757	Compass Group PLC	310,461
580	Croda International PLC	37,063
1,785	Daily Mail & General Trust PLC, Class A	16,761
1,026	DCC PLC	85,996
10,996	Diageo PLC	460,893
22,848	Direct Line Insurance Group PLC	91,144
19,517	Dixons Carphone PLC	28,449
9,282	Drax Group PLC	34,489
8,569	DS Smith PLC	34,129
596	Euromoney Institutional Investor PLC	9,736
5,593	Experian PLC	168,270
41,294	Firstgroup PLC(a)	60,010
20,945	G4S PLC	55,253
45,424	GlaxoSmithKline PLC	874,244
2,380	Hiscox Ltd.	49,076
2,142	IMI PLC	24,460
10,696	Imperial Brands PLC	258,166
8,093	Inchcape PLC	59,774

Schedule of Investments

4,760	Informa PLC	$46,592
8,806	Inmarsat PLC	60,623
1,296	InterContinental Hotels Group PLC	83,389
5,117	International Consolidated Airlines Group S.A.	29,094
696	Intertek Group PLC	46,459
38,319	ITV PLC	51,799
49,148	J Sainsbury PLC	123,954
5,593	John Wood Group PLC	27,577
2,618	Johnson Matthey PLC	102,094
48,672	Kingfisher PLC	131,220
38,884	Liberty Global PLC, Series C(a)	942,548
17,613	Man Group PLC/Jersey	32,473
1,904	Manchester United PLC, Class A	34,767
43,921	Marks & Spencer Group PLC	124,666
8,926	Meggitt PLC	55,194
31,417	Melrose Industries PLC	64,921
6,903	Merlin Entertainments PLC(c)	32,984
3,808	Mondi PLC	78,713
54,675	National Grid PLC(b)	546,337
1,640	Next PLC	119,104
4,879	Nomad Foods Ltd.(a)	103,532
11,782	Pearson PLC	116,870
4,404	Pennon Group PLC	40,710
2,381	Persimmon PLC	59,030
6,070	Petrofac Ltd.	31,681
72,235	Prudential PLC	1,436,235
4,465	Reckitt Benckiser Group PLC	357,245
35,973	RELX PLC	835,396
20,944	Rolls-Royce Holdings PLC	227,021
24,992	Rolls-Royce Holdings PLC	32
16,899	Royal Mail PLC	43,707
10,472	RSA Insurance Group PLC	72,937
50,933	Saga PLC	27,322
6,545	Sage Group PLC (The)	61,622
5,593	Smith & Nephew PLC	117,302
2,976	Smiths Group PLC	54,032
20,105	SSE PLC	273,296
4,760	Subsea 7 S.A.(b)	52,930
6,307	Tate & Lyle PLC	57,410
29,869	Taylor Wimpey PLC	62,211
165,527	Tesco PLC	472,339
33,082	Thomas Cook Group PLC(a)(b)	7,211
4,285	Travis Perkins PLC	66,538
16,304	Unilever N.V. CVA	981,092
18,172	Unilever PLC	1,107,866
802,562	Vodafone Group PLC	1,309,147
1,429	Weir Group PLC (The)	26,476
1,309	Whitbread PLC	76,389
10,115	William Hill PLC	17,090
50,814	WM Morrison Supermarkets PLC(b)	126,074
17,851	WPP PLC	211,764

		19,165,637

	United States - 4.0%
4,454	Aon PLC	802,032
4,257	Aptiv PLC	272,618
595	Atlassian Corp. PLC, Class A(a)	74,899
3,094	BrightSphere Investment Group PLC	33,230
2,261	BRP, Inc.	67,634
3,452	Capri Holdings Ltd.(a)	112,121
6,356	Carnival PLC	313,234
4,284	Constellium N.V., Class A(a)	35,000
238	Core Laboratories N.V.	11,338
4,046	Cott Corp.	52,644
29,199	Flex Ltd.(a)	261,039
2,261	Garmin Ltd.	172,921
7,991	IHS Markit Ltd.(a)	458,603

2,976	International Game Technology PLC(b)	$38,688
596	LivaNova PLC(a)	42,852
8,775	LyondellBasell Industries N.V., Class A	651,544
952	Masonite International Corp.(a)	45,268
1,071	Maxar Technologies Inc.	7,225
423	Mellanox Technologies Ltd.(a)	46,437
12,852	Mylan N.V.(a)	215,914
5,013	Pentair PLC	174,553
7,260	Resolute Forest Products, Inc.	46,682
2,144	Sensata Technologies Holding PLC(a)	91,527
1,309	STERIS PLC	174,987
6,627	TE Connectivity Ltd.	558,192
3,291	Waste Connections, Inc.	311,281
2,864	Willis Towers Watson PLC	502,632

		5,575,095

	Total Common Stocks & Other Equity Interests (Cost $148,872,835)	140,312,310

	Money Market Funds - 0.1%
197,709	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $197,709)	197,709

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $149,070,544)-99.7%	140,510,019

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 1.2%
1,227,209	Invesco Government & Agency Portfolio - Institutional Class 2.31%(e)(f)	1,227,209
410,525	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(e)(f)	410,648

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,637,857)	1,637,857

	Total Investments in Securities (Cost $150,708,401)-100.9%	142,147,876
	Other assets less liabilities-(0.9)%	(1,265,987)

	Net Assets-100.0%	$140,881,889

Abbreviations:

ADR - American Depositary Receipt

BR - Bearer Shares

CVA - Dutch Certificates

GDR - Global Depositary Receipt

PC - Participation Certificate

SDR - Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $619,173, which represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.

Schedule of Investments

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco RAFITM Strategic Developed ex-US Small Company ETF (ISDS)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.8%
	Argentina - 0.1%
127	Globant S.A.(a)	$11,791

	Australia - 6.2%
1,977	A2B Australia Ltd.	2,438
3,341	Adelaide Brighton Ltd.	9,514
3,367	ALS Ltd.	16,563
1,352	Ansell Ltd.	23,634
4,434	Ardent Leisure Group Ltd.	3,702
1,184	Aristocrat Leisure Ltd.	23,888
4,966	Ausdrill Ltd.	5,041
11,441	Australian Pharmaceutical Industries Ltd.	10,305
8,203	Automotive Holdings Group Ltd.	16,652
832	Bapcor Ltd.	3,436
8,685	Beach Energy Ltd.	10,922
793	Bega Cheese Ltd.(b)	2,593
52	Blackmores Ltd.(b)	3,408
300	Breville Group Ltd.	3,509
988	Brickworks Ltd.	11,165
5,018	Cardno Ltd.(a)	3,164
1,079	carsales.com Ltd.	10,152
871	CIMIC Group Ltd.	27,253
17,394	Cleanaway Waste Management Ltd.	26,875
145	Cochlear Ltd.	20,106
7,545	CSR Ltd.	20,858
117	Domino’s Pizza Enterprises Ltd.	3,170
3,237	DuluxGroup Ltd.	21,822
2,861	Estia Health Ltd.	5,352
7,246	Evolution Mining Ltd.	19,429
463	Flight Centre Travel Group Ltd.	13,983
5,227	G8 Education Ltd.	10,756
5,616	GrainCorp Ltd., Class A	30,039
260	GUD Holdings Ltd.	1,881
10,801	Harvey Norman Holdings Ltd.	31,131
7,671	Healius Ltd.	16,795
1,729	HT&E Ltd.	2,222
1,794	Iluka Resources Ltd.	12,107
884	InvoCare Ltd.(b)	9,573
3,107	IOOF Holdings Ltd.	11,409
325	IRESS Ltd.	3,065
1,482	JB Hi-Fi Ltd.(b)	28,874
5,330	MACA Ltd.	3,656
144	Magellan Financial Group Ltd.	4,333
78	McMillan Shakespeare Ltd.	699
1,356	Mineral Resources Ltd.	14,111
1,345	Monadelphous Group Ltd.	17,771
22,809	Mount Gibson Iron Ltd.	19,280
49,751	Myer Holdings Ltd.(a)	23,095
832	Navitas Ltd.	3,332
4,149	nib Holdings Ltd.	19,691
7,904	Nine Entertainment Co. Holdings Ltd.	11,391
1,937	Northern Star Resources Ltd.	13,031
2,652	Nufarm Ltd.	7,239
11,350	Orora Ltd.	24,692

3,628	OZ Minerals Ltd.	$22,673
1,118	Pact Group Holdings Ltd.	1,758
1,899	Pendal Group Ltd.	9,552
546	Perpetual Ltd.	15,136
2,119	Platinum Asset Management Ltd.	6,709
950	Premier Investments Ltd.	11,361
11,454	Qube Holdings Ltd.	22,379
39	REA Group Ltd.	2,404
2,640	Regis Resources Ltd.	8,140
10,284	Resolute Mining Ltd.	7,980
1,028	Sandfire Resources NL	4,380
1,508	SEEK Ltd.	21,837
858	Seven Group Holdings Ltd.(b)	11,152
24,232	Seven West Media Ltd.(a)	8,562
25,883	Sigma Healthcare Ltd.	9,415
11,532	Southern Cross Media Group Ltd.	9,947
1,976	St. Barbara Ltd.	3,505
7,983	Star Entertainment Group Ltd. (The)	24,724
1,223	Steadfast Group Ltd.	2,669
2,080	Super Retail Group Ltd.	13,330
1,560	Tassal Group Ltd.	5,210
2,444	TPG Telecom Ltd.	10,651
3,185	Village Roadshow Ltd.(a)	7,503
4,459	Vocus Group Ltd.(a)	14,180
4,381	Whitehaven Coal Ltd.	11,929

		906,193

	Austria - 0.6%
144	ams AG	4,759
352	AT&S Austria Technologie & Systemtechnik AG	6,021
66	DO & Co. AG	5,567
276	Lenzing AG	29,972
457	Oesterreichische Post AG	15,278
299	Porr AG	6,997
70	Schoeller-Bleckmann Oilfield Equipment AG	5,515
221	Semperit AG Holding(a)	3,103
703	Zumtobel Group AG(a)	4,661

		81,873

	Belgium - 1.3%
4,511	AGFA-Gevaert N.V.(a)	18,268
105	Barco N.V.	20,406
794	Bekaert S.A./ N.V.	19,430
1,697	bpost S.A.	16,637
126	Cie d’Entreprises CFE	11,471
520	D’Ieteren S.A./N.V.	22,454
1,444	Econocom Group S.A./N.V.	5,114
266	KBC Ancora	12,722
2,120	Nyrstar N.V.(a)(b)	467
416	Ontex Group N.V.	7,069
443	Orange Belgium S.A.	8,412
312	Recticel S.A.	2,670
404	Telenet Group Holding N.V.	21,718
351	Tessenderlo Group S.A.(a)	11,382
1,586	Viohalco S.A.(a)	6,027

		184,247

	Canada - 6.1%
323	AG Growth International, Inc.	12,646
2,653	AGF Management Ltd., Class B	9,969
1,131	Alcanna, Inc.	4,969
195	Altus Group Ltd./Canada	4,265
8,386	Asanko Gold, Inc.(a)	5,025
11,674	Athabasca Oil Corp.(a)	6,995
1,353	ATS Automation Tooling Systems, Inc.(a)	20,377
2,051	AutoCanada, Inc.	16,628
611	Badger Daylighting Ltd.	21,608
2,080	Bird Construction, Inc.	8,662

Schedule of Investments

1,976	Black Diamond Group Ltd.(a)	$3,172
1,015	Calfrac Well Services Ltd.(a)	1,607
4,888	Canaccord Genuity Group, Inc.	18,006
21,775	Capstone Mining Corp.(a)	8,376
3,302	Cardinal Energy Ltd., Class Common Subscription Receipt	6,033
2,574	CES Energy Solutions Corp.	4,170
417	Cogeco Communications, Inc.	28,594
195	Cogeco, Inc.	12,184
247	Colliers International Group, Inc.	15,212
728	Computer Modelling Group Ltd.	3,802
585	Descartes Systems Group, Inc. (The)(a)	23,458
806	DIRTT Environmental Solutions(a)	4,513
6,501	Dundee Precious Metals, Inc.(a)	17,985
260	Enghouse Systems Ltd.	6,475
6,059	Ensign Energy Services, Inc.	22,857
924	Exchange Income Corp.	24,769
3,575	Extendicare, Inc.	21,764
1,862	Fiera Capital Corp.	16,046
219	FirstService Corp.	19,843
2,535	Fortuna Silver Mines, Inc.(a)	6,544
650	Gluskin Sheff + Associates, Inc.(a)	6,842
586	Great Canadian Gaming Corp.(a)	18,375
2,535	Guyana Goldfields, Inc.(a)	1,688
1,223	High Liner Foods, Inc.	7,563
3,238	Horizon North Logistics, Inc.	4,551
1,547	Intertape Polymer Group, Inc.	21,250
7,853	Just Energy Group, Inc.	25,791
66	Kinaxis, Inc.(a)	3,823
8,919	Lucara Diamond Corp.	10,028
364	Magellan Aerospace Corp.	4,596
1,496	Medical Facilities Corp.	13,323
1,079	Morneau Shepell, Inc., Class Common Subscription Receipt	23,920
157	MTY Food Group, Inc.	6,992
2,133	Mullen Group Ltd.	15,383
2,484	NuVista Energy Ltd.(a)	5,402
4,590	Painted Pony Energy Ltd.(a)	3,904
949	Paramount Resources Ltd., Class A(a)	5,167
969	Pason Systems, Inc.	13,848
6,045	Premier Gold Mines Ltd.(a)(b)	8,406
338	Premium Brands Holdings Corp.	20,969
5,682	Quarterhill, Inc.	6,304
1,365	Quebecor, Inc., Class B	32,209
988	Recipe Unlimited Corp., Class Common Subscription Receipt	19,498
4,073	Rogers Sugar, Inc., Class Common Subscription Receipt	17,625
117	Shopify, Inc., Class A(a)	32,181
1,418	Sienna Senior Living, Inc.	19,981
690	Sierra Wireless, Inc.(a)	8,319
455	Sleep Country Canada Holdings, Inc.(c)	6,095
937	Stella-Jones, Inc.	31,370
2,535	SunOpta, Inc.(a)	9,658
3,706	Tamarack Valley Energy Ltd.(a)	5,812
4,142	Transat AT, Inc.(a)	36,674
5,668	Trican Well Service Ltd.(a)	5,325
1,679	Uni-Select, Inc., Class Common Subscription Receipt	15,015
689	Wajax Corp.	7,742
13,250	Western Forest Products, Inc.(b)	14,898
949	Westshore Terminals Investment Corp.(b)	15,563
300	Winpak Ltd.	9,717

		892,361

	China - 0.6%
9,476	BYD Electronic International Co. Ltd.	12,472
31,643	CGN New Energy Holdings Co. Ltd.	4,399

10,114	Kerry Logistics Network Ltd.	$16,434
46,073	Sino-Ocean Group Holding Ltd.	18,393
9,828	Sinotruk Hong Kong Ltd.	18,627
4,576	Towngas China Co. Ltd.(a)	3,449
18,071	VSTECS Holdings Ltd.	9,888
11,115	Yanlord Land Group Ltd.	9,610

		93,272

	Denmark - 1.8%
26	ALK-Abello A/S(a)	5,967
521	D/S Norden A/S	7,265
820	Demant A/S(a)	27,398
393	FLSmidth & Co. A/S	15,465
38	Genmab A/S(a)	6,507
767	GN Store Nord A/S	36,031
156	H. Lundbeck A/S	6,248
936	Matas A/S	9,875
814	NKT A/S(a)	12,378
380	Per Aarsleff Holding A/S	13,666
300	Royal Unibrew A/S	21,310
156	Schouw & Co. A/S	11,467
156	SimCorp A/S	15,178
624	Topdanmark A/S	33,429
1,236	Tryg A/S	38,622

		260,806

	Egypt - 0.1%
9,270	Centamin PLC	10,382

	Finland - 1.2%
1,353	Bittium Oyj	9,815
500	Cargotec Oyj, Class B	16,403
963	Caverion Oyj	6,439
833	Huhtamaki Oyj	31,635
1,795	Kemira Oyj	24,583
573	Konecranes Oyj	19,641
820	Outotec Oyj(a)	2,994
1,548	Raisio Oyj, Class V(b)	4,942
872	Ramirent Oyj	5,038
560	Sanoma Oyj	5,045
1,534	Stockmann Oyj Abp, Class B(a)	3,333
706	Tieto Oyj	19,826
131	Tikkurila Oyj	2,105
182	Uponor Oyj	1,793
2,705	YIT Oyj(b)	14,951

		168,543

	France - 3.7%
767	Adevinta ASA, Class A(a)	8,548
52	Akka Technologies	3,361
91	Albioma S.A.	2,170
189	Alten S.A.	19,134
365	Amundi S.A.(c)	23,631
169	bioMerieux	13,776
65	Bonduelle SCA	2,014
9,777	CGG S.A.(a)	14,512
117	CIE DES Alpes	3,396
568	CIE Plastic Omnium S.A.	13,039
16	Dassault Aviation S.A.	19,916
989	Derichebourg S.A.	3,381
66	Eramet	3,723
377	Europcar Mobility Group(c)	2,565
151	Fnac Darty S.A.(a)	11,476
130	Gaztransport Et Technigaz S.A.	11,807
352	Imerys S.A.	15,235
412	Ingenico Group S.A.	32,863
104	Ipsen S.A.	12,389
692	IPSOS	19,008
794	JCDecaux S.A.	22,120
299	Kaufman & Broad S.A.	10,662

Schedule of Investments

104	LISI	$3,060
118	Mersen S.A.	3,899
872	Metropole Television S.A.	15,625
988	Neopost S.A.	21,590
702	Nexans S.A.	20,050
262	Orpea	29,751
91	Remy Cointreau S.A.	12,473
169	SEB S.A.	27,552
321	Societe BIC S.A.(b)	25,004
134	Sopra Steria Group	15,216
496	Tarkett S.A.	10,496
12,979	Technicolor S.A.(a)	13,885
2,275	Television Francaise 1	21,637
230	Ubisoft Entertainment S.A.(a)	18,802
329	Vicat S.A.	16,388
27	Vilmorin & Cie S.A.	1,504
39	Virbac S.A.(a)	7,327
143	Worldline S.A.(a)(c)	8,589

		541,574

	Germany - 3.4%
234	AURELIUS Equity Opportunities SE & Co. KGaA(b)	10,529
204	Bechtle AG	22,869
39	Bertrandt AG	2,738
27	CANCOM SE	1,308
40	Carl Zeiss Meditec AG-BR	3,755
304	CTS Eventim AG & Co. KGaA	13,605
1,606	Deutz AG	13,261
117	DMG Mori AG	5,554
234	Draegerwerk AG & Co. KGaA (Preference Shares)	12,610
469	Duerr AG	15,862
495	ElringKlinger AG(a)(b)	3,095
391	Fielmann AG	27,384
312	Fraport AG Frankfurt Airport Services Worldwide	24,511
299	Gerresheimer AG(a)	21,258
130	Grammer AG	4,672
3,692	Heidelberger Druckmaschinen AG(a)(b)	5,414
429	Hella GmbH & Co. KGaA	19,811
300	Hornbach Holding AG & Co. KGaA	14,826
260	Indus Holding AG	11,459
183	Jenoptik AG	5,679
741	Jungheinrich AG (Preference Shares)	20,858
2,900	Kloeckner & Co. SE	15,479
53	Koenig & Bauer AG	2,060
143	Krones AG	11,171
39	KSB SE & Co. KGaA (Preference Shares)	13,386
65	KWS Saat SE	4,455
130	MLP SE	571
806	Nordex SE(a)	11,425
208	Norma Group SE	8,080
36	Pfeiffer Vacuum Technology AG	5,071
4	Rational AG	2,538
652	RHOEN-KLINIKUM AG	18,491
169	SAF-Holland S.A.	1,742
78	Sartorius AG (Preference Shares)	14,776
56	Siltronic AG	3,820
82	Sixt SE	8,311
572	Software AG	18,676
40	Stabilus S.A.	1,689
53	STO SE & Co. KGaA (Preference Shares)	5,735
78	Stroeer SE & Co. KGaA	5,206
1,678	Suedzucker AG	25,973
481	Takkt AG	6,743
27	Vossloh AG	1,037
138	Wacker Chemie AG	10,897

169	Wacker Neuson SE	$3,917
130	Wirecard AG	20,296
235	Zalando SE(a)(c)	9,307

		491,910

	Hong Kong - 1.3%
1,865	ASM Pacific Technology Ltd.	18,090
4,563	Cafe de Coral Holdings Ltd.	11,209
15,055	Cathay Pacific Airways Ltd.	21,429
42,458	Esprit Holdings Ltd.(a)	8,502
20,450	Giordano International Ltd.	9,207
42,640	Global Brands Group Holding Ltd.	3,752
4,343	HKBN Ltd.	6,913
9,802	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,300
3,315	Luk Fook Holdings International Ltd.	10,633
3,901	Melco International Development Ltd.	7,811
2,003	Orient Overseas International Ltd.	12,492
54,587	Pacific Basin Shipping Ltd.	9,538
20,759	Pacific Textiles Holdings Ltd.	16,865
3,328	Road King Infrastructure Ltd.	6,749
6,071	SmarTone Telecommunications Holdings Ltd.	5,962
4,563	Television Broadcasts Ltd.	7,659
3,016	Texhong Textile Group Ltd.	3,474
27,157	Texwinca Holdings Ltd.	8,625
59,333	Truly International Holdings Ltd.(a)	8,476
2,008	VTech Holdings Ltd.	16,647

		196,333

	Ireland - 0.7%
2,964	C&C Group PLC	12,039
1,041	Dalata Hotel Group PLC	6,148
1,365	Glanbia PLC	22,679
6,435	Greencore Group PLC	16,749
612	Kingspan Group PLC	31,821
1,560	Origin Enterprises PLC	9,318

		98,754

	Israel - 0.4%
195	CyberArk Software Ltd.(a)	25,750
338	Ituran Location and Control Ltd.	10,515
299	Plus500 Ltd.	2,381
325	Radware Ltd.(a)	7,579
92	Wix.com Ltd.(a)	12,635

		58,860

	Italy - 1.8%
287	ACEA SpA	5,322
365	Amplifon SpA	8,078
1,808	Anima Holding SpA(c)	5,460
221	ASTM SpA	5,994
1,880	Autogrill SpA	19,064
1,228	Brembo SpA	13,151
195	Brunello Cucinelli SpA	6,119
859	Buzzi Unicem SpA	16,785
430	Danieli & C. Officine Meccaniche SpA	7,331
2,626	Davide Campari-Milano SpA	25,590
492	De’Longhi SpA	9,682
5,551	Fincantieri SpA	5,697
63	IMA Industria Macchine Automatiche SpA	4,879
456	Interpump Group SpA	13,293
7,917	Iren SpA	19,550
554	Italmobiliare SpA	12,113
1,235	Maire Tecnimont SpA	3,554
104	MARR SpA	2,347
357	Moncler SpA	13,128
2,926	OVS SpA(a)(c)	4,881
1,769	Piaggio & C. SpA	5,094
481	Recordati SpA	19,832
807	Safilo Group SpA(a)	880

Schedule of Investments

2,952	Salini Impregilo SpA(a)	$5,724
144	Salvatore Ferragamo SpA	2,993
11,389	Saras SpA	16,359
533	Societa Iniziative Autostradali e Servizi SpA	9,254
26	Tod’s SpA	1,262

		263,416

	Ivory Coast - 0.2%
1,625	Endeavour Mining Corp.(a)	24,257

	Japan - 39.3%
234	ABC-Mart, Inc.	14,612
209	Achilles Corp.	3,767
429	Adastria Co. Ltd.	10,550
1,115	ADEKA Corp.	15,599
482	Advantest Corp.	11,325
341	Aeon Delight Co. Ltd.	9,846
1,001	Aeon Mall Co. Ltd.	14,705
391	Aica Kogyo Co. Ltd.	12,946
325	Aichi Steel Corp.	9,504
134	Ain Holdings, Inc.	10,244
208	Aisan Industry Co. Ltd.	1,289
3,732	Akebono Brake Industry Co. Ltd.(a)	3,575
403	Alpen Co. Ltd.	6,009
625	Amano Corp.	16,233
1,167	Anritsu Corp.	18,681
169	AOKI Holdings, Inc.	1,597
868	Aoyama Trading Co. Ltd.	16,748
286	Arata Corp.	9,904
365	Arcland Sakamoto Co. Ltd.	4,468
911	Arcs Co. Ltd.	17,779
39	Ariake Japan Co. Ltd.	2,525
53	AS ONE Corp.	4,759
1,079	Asahi Diamond Industrial Co. Ltd.	6,430
625	Asahi Holdings, Inc.	12,106
91	Asahi Intecc Co. Ltd.	4,660
1,336	Asics Corp.	14,741
300	ASKUL Corp.	7,449
1,230	Autobacs Seven Co. Ltd.	19,123
898	Avex, Inc.	11,108
312	Axial Retailing, Inc.	11,423
1,053	Azbil Corp.	24,750
755	Bando Chemical Industries Ltd.	6,356
92	Belc Co. Ltd.	4,364
858	Benesse Holdings, Inc.	19,977
1,157	Bic Camera, Inc.	12,063
286	BML, Inc.	8,100
846	Bunka Shutter Co. Ltd.	6,420
468	Calbee, Inc.	13,276
768	Canon Marketing Japan, Inc.	16,403
261	Capcom Co. Ltd.	5,370
2,002	Casio Computer Co. Ltd.	22,329
624	Cawachi Ltd.	10,592
624	Central Glass Co. Ltd.	13,742
209	Chiyoda Co. Ltd.	3,128
1,743	Chiyoda Corp.(a)	4,655
300	Chori Co. Ltd.	4,357
481	Chudenko Corp.	9,782
612	Chugai Pharmaceutical Co. Ltd.	40,809
260	Chugoku Marine Paints Ltd.	2,241
4,278	Citizen Watch Co. Ltd.	19,740
663	Cleanup Corp.	3,261
182	cocokara fine, Inc.	7,057
469	Colowide Co. Ltd.	9,054
1,028	COMSYS Holdings Corp.	24,702
53	CONEXIO Corp.	627
61	Cosmos Pharmaceutical Corp.	9,641

286	CyberAgent, Inc.	$11,011
481	Daido Steel Co. Ltd.	16,945
391	Daifuku Co. Ltd.	19,699
105	Daihen Corp.	2,745
248	Daiichi Jitsugyo Co. Ltd.	7,458
404	Daiichikosho Co. Ltd.	18,586
66	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,739
1,145	Daio Paper Corp.	13,224
157	Daiseki Co. Ltd.	3,904
455	Daiwabo Holdings Co. Ltd.	19,088
2,509	DCM Holdings Co. Ltd.	25,026
1,012	DeNA Co. Ltd.	20,431
128	Disco Corp.	17,884
261	Doshisha Co. Ltd.	4,094
585	Doutor Nichires Holdings Co. Ltd.	11,277
949	Dowa Holdings Co. Ltd.	29,630
196	DTS Corp.	7,970
754	Duskin Co. Ltd.	19,729
27	DyDo Group Holdings, Inc.	1,119
313	Eagle Industry Co. Ltd.	2,912
27	Earth Corp.	1,240
2,588	EDION Corp.	22,549
65	Eizo Corp.	2,374
546	Exedy Corp.	10,747
430	Ezaki Glico Co. Ltd.	20,436
182	Fancl Corp.	4,921
183	FCC Co. Ltd.	3,683
494	Foster Electric Co. Ltd.	6,961
225	FP Corp.	13,159
208	Fudo Tetra Corp.	2,540
559	Fuji Co. Ltd.	9,046
689	Fuji Corp.	7,571
988	Fuji Media Holdings, Inc.	13,422
2,861	Fuji Oil Co. Ltd.	6,851
511	Fuji Oil Holdings, Inc.	15,484
325	Fuji Seal International, Inc.	11,300
300	Fuji Soft, Inc.	12,807
157	Fujimori Kogyo Co. Ltd.	4,011
1,092	Fujitec Co. Ltd.	14,262
611	Fujitsu General Ltd.	8,678
144	Fukuda Corp.	5,617
442	Fukuyama Transporting Co. Ltd.	15,795
871	Funai Electric Co. Ltd.(a)	5,615
261	Furukawa Co. Ltd.	3,166
625	Futaba Corp.	7,938
1,820	Futaba Industrial Co. Ltd.	9,002
624	Geo Holdings Corp.	7,856
690	Glory Ltd.	17,057
234	Godo Steel Ltd.	4,375
1,392	Gree, Inc.	6,308
1,027	GS Yuasa Corp.	18,360
494	G-Tekt Corp.	6,716
5,955	GungHo Online Entertainment, Inc.	18,429
234	Gunze Ltd.	9,795
117	Hamakyorex Co. Ltd.	3,895
555	Hamamatsu Photonics K.K.	19,936
365	Happinet Corp.	4,501
2,658	Hazama Ando Corp.	17,406
827	Heiwa Corp.	16,947
689	Heiwado Co. Ltd.	12,127
125	Hikari Tsushin, Inc.	25,351
233	Hirose Electric Co. Ltd.	25,537
393	HIS Co. Ltd.	11,510
209	Hisamitsu Pharmaceutical Co., Inc.	8,393
650	Hitachi High-Technologies Corp.	27,688
742	Hitachi Transport System Ltd.	22,040

Schedule of Investments

143	Hogy Medical Co. Ltd.	$4,524
3,048	Hokuetsu Corp.	15,075
235	Hokuto Corp.	3,870
235	Horiba Ltd.	10,974
221	Hoshizaki Corp.	16,731
781	Hosiden Corp.	7,912
546	House Foods Group, Inc.	22,252
1,300	Iino Kaiun Kaisha Ltd.	4,167
416	Inaba Denki Sangyo Co. Ltd.	16,514
1,014	Inabata & Co. Ltd.	12,599
286	Internet Initiative Japan, Inc.	5,487
624	Iseki & Co. Ltd.	8,276
546	Ishihara Sangyo Kaisha Ltd.	5,094
637	Ito EN Ltd.	30,156
1,820	Itochu Enex Co. Ltd.	14,064
897	ITOCHU Techno-Solutions Corp.	22,273
209	ITOCHU-SHOKUHIN Co. Ltd.	8,441
702	Itoki Corp.	2,657
897	Iwatani Corp.	29,370
234	Izumi Co. Ltd.	10,000
196	Japan Airport Terminal Co. Ltd.	7,437
573	Japan Aviation Electronics Industry Ltd.	8,011
1,044	Japan Petroleum Exploration Co. Ltd.	21,837
416	Japan Pulp & Paper Co. Ltd.	14,521
455	Japan Steel Works Ltd. (The)	6,915
521	Japan Wool Textile Co. Ltd. (The)	3,983
182	Jeol Ltd.	3,881
53	J-Oil Mills, Inc.	1,935
104	Joshin Denki Co. Ltd.	2,098
728	Joyful Honda Co. Ltd.	8,267
404	Juki Corp.	3,420
1,014	Kadokawa Dwango Corp.	13,467
416	Kaga Electronics Co. Ltd.	6,077
586	Kagome Co. Ltd.	13,703
221	Kaken Pharmaceutical Co. Ltd.	10,462
1,209	Kamei Corp.	12,661
286	Kanamoto Co. Ltd.	6,351
1,522	Kandenko Co. Ltd.	12,336
1,309	Kansai Paint Co. Ltd.	24,800
745	Kato Sangyo Co. Ltd.	23,158
872	Keihan Holdings Co. Ltd.	37,627
910	Keihin Corp.	11,826
1,885	Keikyu Corp.	31,927
871	Keisei Electric Railway Co. Ltd.	32,570
742	Keiyo Co. Ltd.	3,390
1,131	Kewpie Corp.	25,323
624	Kikkoman Corp.	25,891
1,924	Kinden Corp.	29,593
716	Kintetsu World Express, Inc.	9,338
390	Kissei Pharmaceutical Co. Ltd.	9,142
1,404	Kitz Corp.	9,246
703	Kohnan Shoji Co. Ltd.	14,465
949	Kokuyo Co. Ltd.	12,508
625	Komeri Co. Ltd.	12,290
1,041	Komori Corp.	10,690
663	Konami Holdings Corp.	31,265
377	Konishi Co. Ltd.	5,455
754	Konoike Transport Co. Ltd.	11,521
52	Kose Corp.	8,223
79	Krosaki Harima Corp.	4,380
365	Kumagai Gumi Co. Ltd.	9,692
481	Kumiai Chemical Industry Co. Ltd.	3,287
391	Kurabo Industries Ltd.	6,864
234	Kureha Corp.	14,871
1,001	Kurita Water Industries Ltd.	24,053
443	KYB Corp.(a)	11,441
313	Kyodo Printing Co. Ltd.	7,830

118	Kyokuto Kaihatsu Kogyo Co. Ltd.	$1,430
586	KYORIN Holdings, Inc.	10,238
91	Kyoritsu Maintenance Co. Ltd.	4,559
715	Kyowa Exeo Corp.	16,812
1,222	Kyowa Hakko Kirin Co. Ltd.	23,073
234	Kyudenko Corp.	6,638
3,147	Leopalace21 Corp.(a)(b)	9,246
196	Life Corp.	4,154
611	Lintec Corp.	12,088
299	M3, Inc.	5,651
443	Mabuchi Motor Co. Ltd.	14,811
910	Macnica Fuji Electronics Holdings, Inc.	10,678
1,716	Maeda Corp.	13,956
910	Maeda Road Construction Co. Ltd.	18,313
247	Makino Milling Machine Co. Ltd.	8,554
91	Mandom Corp.	2,233
845	Marubun Corp.	4,179
612	Marudai Food Co. Ltd.	10,805
897	Maruha Nichiro Corp.	27,304
1,223	Marui Group Co. Ltd.	25,502
573	Maruichi Steel Tube Ltd.	15,014
533	Matsumotokiyoshi Holdings Co. Ltd.	15,733
209	Max Co. Ltd.	2,882
1,322	Maxell Holdings Ltd.	22,026
281	McDonald’s Holdings Co. Japan Ltd.	12,785
936	Megmilk Snow Brand Co. Ltd.	18,595
820	Meidensha Corp.	11,389
260	Meitec Corp.	12,380
299	Ministop Co. Ltd.	4,447
820	Miraca Holdings, Inc.	18,700
1,102	Mirait Holdings Corp.	17,275
1,418	Misawa Homes Co. Ltd.	12,668
742	MISUMI Group, Inc.	17,502
872	Mitsuba Corp.	4,184
521	Mitsubishi Logisnext Co. Ltd.	5,499
884	Mitsubishi Logistics Corp.(b)	23,644
2,107	Mitsubishi Paper Mills Ltd.	10,848
923	Mitsubishi Shokuhin Co. Ltd.	24,143
326	Mitsubishi Steel Manufacturing Co. Ltd.	3,357
79	Mitsuboshi Belting Ltd.	1,435
92	Mitsui Sugar Co. Ltd.	1,939
521	Mitsui-Soko Holdings Co. Ltd.	7,745
430	Mixi, Inc.	9,077
53	Mizuno Corp.	1,172
364	Mochida Pharmaceutical Co. Ltd.	16,629
92	Modec, Inc.	2,318
118	Morinaga & Co. Ltd.	5,336
599	Morinaga Milk Industry Co. Ltd.	21,764
26	Morita Holdings Corp.	455
780	Musashi Seimitsu Industry Co. Ltd.	9,648
846	Nabtesco Corp.	21,389
248	Nachi-Fujikoshi Corp.	9,456
1,106	Namura Shipbuilding Co. Ltd.	2,974
625	NEC Networks & System Integration Corp.	15,726
767	NET One Systems Co. Ltd.	20,578
326	Neturen Co. Ltd.	2,459
1,574	Nexon Co. Ltd.(a)	23,441
547	Nichias Corp.	9,169
325	Nichicon Corp.	2,389
144	Nichiha Corp.	3,781
390	NichiiGakkan Co. Ltd.	5,050
833	Nichi-iko Pharmaceutical Co. Ltd.	9,429
1,144	Nichirei Corp.	27,964
702	Nifco, Inc.	17,619
92	Nihon Chouzai Co. Ltd.	3,004
624	Nihon Kohden Corp.	17,960
911	Nihon Parkerizing Co. Ltd.	10,085

Schedule of Investments

758	Nihon Unisys Ltd.	$24,749
234	Nihon Yamamura Glass Co. Ltd.	3,116
794	Nikkon Holdings Co. Ltd.	18,041
1,010	Nippo Corp.	19,712
144	Nippon Ceramic Co. Ltd.	3,798
221	Nippon Chemi-Con Corp.	3,183
624	Nippon Densetsu Kogyo Co. Ltd.	13,178
1,179	Nippon Flour Mills Co. Ltd.	19,340
222	Nippon Gas Co. Ltd.	5,271
1,976	Nippon Kayaku Co. Ltd.	22,786
182	Nippon Koei Co. Ltd.	4,031
12,948	Nippon Light Metal Holdings Co. Ltd.	27,428
39	Nippon Road Co. Ltd. (The)	2,188
65	Nippon Shinyaku Co. Ltd.	4,502
404	Nippon Shokubai Co. Ltd.	24,260
234	Nippon Signal Co. Ltd.	2,388
546	Nippon Soda Co. Ltd.	13,075
585	Nippon Steel Trading Corp.	22,549
5,357	Nippon Suisan Kaisha Ltd.	32,564
403	Nippon Television Holdings, Inc.	5,787
2,237	Nippon Yakin Kogyo Co. Ltd.	4,224
2,432	Nipro Corp.	26,902
897	Nishimatsu Construction Co. Ltd.	17,168
755	Nishimatsuya Chain Co. Ltd.	6,057
898	Nishi-Nippon Railroad Co. Ltd.	19,610
247	Nishio Rent All Co. Ltd.	6,408
559	Nissan Chemical Corp.	23,735
1,908	Nissan Shatai Co. Ltd.	17,310
598	Nisshin Oillio Group Ltd. (The)	17,432
1,600	Nisshin Seifun Group, Inc.	37,195
92	Nissin Corp.	1,482
403	Nissin Foods Holdings Co. Ltd.	24,423
794	Nissin Kogyo Co. Ltd.	9,938
208	Nitta Corp.	5,814
118	Nittetsu Mining Co. Ltd.	4,646
235	Nitto Boseki Co. Ltd.	4,268
247	Nitto Kogyo Corp.	4,227
663	NOF Corp.	23,906
339	Nojima Corp.	5,714
520	NOMURA Co. Ltd.	6,576
195	Noritake Co. Ltd.	8,226
729	Noritz Corp.	9,212
404	NS Solutions Corp.	12,595
156	NSD Co. Ltd.	4,346
182	OBIC Co. Ltd.	22,009
132	Ohsho Food Service Corp.	8,073
208	Oiles Corp.	2,808
78	Okamoto Industries, Inc.	3,470
911	Okamura Corp.	8,936
2,471	Oki Electric Industry Co. Ltd.	30,428
910	Okinawa Electric Power Co., Inc. (The)	13,821
285	OKUMA Corp.	13,938
481	Okumura Corp.	14,730
234	Okuwa Co. Ltd.	2,282
2,419	Onward Holdings Co. Ltd.	12,744
104	Open House Co. Ltd.	4,296
157	Oracle Corp. Japan(a)	10,975
729	Osaki Electric Co. Ltd.	4,270
690	OSG Corp.	13,060
702	Otsuka Corp.	27,252
768	Pacific Industrial Co. Ltd.	10,087
415	PALTAC CORPORATION	21,405
66	Paramount Bed Holdings Co. Ltd.	2,517
702	Park24 Co. Ltd.	13,190
196	Pasona Group, Inc.	3,020
3,958	Penta-Ocean Construction Co. Ltd.	17,607
1,053	Persol Holdings Co. Ltd.	22,423

234	Pigeon Corp.	$8,912
117	Pilot Corp.	4,380
170	Piolax, Inc.	2,798
260	Plenus Co. Ltd.	4,392
378	Pola Orbis Holdings, Inc.	10,462
2,692	Press Kogyo Co. Ltd.	11,504
495	Prima Meat Packers Ltd.	9,674
183	Qol Holdings Co. Ltd.	2,429
300	Raito Kogyo Co. Ltd.	3,683
339	Relo Group, Inc.	9,086
3,276	Rengo Co. Ltd.	26,130
933	Resorttrust, Inc.	14,454
27	Riken Corp.	1,072
78	Riken Vitamin Co. Ltd.	2,493
286	Rinnai Corp.	18,755
286	Riso Kagaku Corp.	4,607
507	Rohto Pharmaceutical Co. Ltd.	13,822
183	Roland DG Corp.	4,096
365	Round One Corp.	5,422
325	Royal Holdings Co. Ltd.	8,067
520	Ryobi Ltd.	9,502
547	Ryoden Corp.	7,723
65	Ryohin Keikaku Co. Ltd.	11,776
430	Ryosan Co. Ltd.	10,099
364	Ryoyo Electro Corp.	5,595
53	S Foods, Inc.	1,782
481	Saibu Gas Co. Ltd.	10,087
183	Saizeriya Co. Ltd.	4,089
156	Sakai Chemical Industry Co. Ltd.	3,565
716	Sakata INX Corp.	6,291
91	San-A Co. Ltd.	3,529
1,509	San-Ai Oil Co. Ltd.	13,134
897	Sanden Holdings Corp.(a)	4,164
273	Sanken Electric Co. Ltd.	5,474
611	Sanki Engineering Co. Ltd.	6,877
1,236	Sankyo Tateyama, Inc.	12,966
560	Sankyu, Inc.	28,367
546	Sanoh Industrial Co. Ltd.	1,946
547	Sanrio Co. Ltd.	12,182
2,184	Sanwa Holdings Corp.	21,825
222	Sanyo Chemical Industries Ltd.	11,409
534	Sanyo Special Steel Co. Ltd.	7,254
208	Sato Holdings Corp.	5,192
404	Sawai Pharmaceutical Co. Ltd.	20,800
183	SCREEN Holdings Co. Ltd.	6,304
404	SCSK Corp.	19,535
325	Seiko Holdings Corp.	6,052
351	Seiren Co. Ltd.	4,448
209	Sekisui Jushi Corp.	3,925
2,614	Senko Group Holdings Co. Ltd.	21,114
131	Seria Co. Ltd.	3,258
92	Shima Seiki Manufacturing Ltd.	2,535
689	Shimachu Co. Ltd.	15,579
989	Shimadzu Corp.	24,785
287	Shimamura Co. Ltd.	21,940
611	Shinko Electric Industries Co. Ltd.	4,907
52	Shinko Shoji Co. Ltd.	880
598	Shinmaywa Industries Ltd.	7,143
403	Ship Healthcare Holdings, Inc.	17,148
261	Shizuoka Gas Co. Ltd.	1,978
13	SHO-BOND Holdings Co. Ltd.	902
26	Shochiku Co. Ltd.	3,044
663	Showa Corp.	8,128
417	Showa Sangyo Co. Ltd.	11,656
404	Siix Corp.	4,428
104	Sinanen Holdings Co. Ltd.	1,770
507	Sintokogio Ltd.	4,273

Schedule of Investments

1,080	SKY Perfect JSAT Holdings, Inc.	$4,108
475	Sohgo Security Services Co. Ltd.	22,968
702	Sotetsu Holdings, Inc.	19,526
325	Square Enix Holdings Co. Ltd.	11,449
390	Star Micronics Co. Ltd.	4,756
260	Starts Corp., Inc.	6,118
343	Sugi Holdings Co. Ltd.	15,590
936	SUMCO Corp.	10,371
389	Sumitomo Bakelite Co. Ltd.	13,364
988	Sumitomo Dainippon Pharma Co. Ltd.	20,283
2,510	Sumitomo Mitsui Construction Co. Ltd.	14,240
611	Sumitomo Osaka Cement Co. Ltd.	23,748
1,262	Sumitomo Riko Co. Ltd.	9,031
52	Sumitomo Seika Chemicals Co. Ltd.	1,607
1,183	Sumitomo Warehouse Co. Ltd. (The)	15,003
456	Sundrug Co. Ltd.	11,432
638	SWCC Showa Holdings Co. Ltd.	4,378
325	Sysmex Corp.	22,537
196	T Hasegawa Co. Ltd.	3,242
143	T RAD Co. Ltd.	2,425
559	Tachi-S Co. Ltd.	6,652
884	Tadano Ltd.	8,565
416	Taikisha Ltd.	12,414
170	Taiyo Holdings Co. Ltd.	5,183
1,226	Taiyo Nippon Sanso Corp.	22,990
905	Taiyo Yuden Co. Ltd.	16,637
143	Takamatsu Construction Group Co. Ltd.	3,063
1,504	Takara Holdings, Inc.	16,276
339	Takasago International Corp.	9,617
768	Takasago Thermal Engineering Co. Ltd.	11,827
260	Takeuchi Manufacturing Co. Ltd.	4,291
404	Takuma Co. Ltd.	5,284
221	Tamron Co. Ltd.	4,474
702	Tamura Corp.	3,394
131	TechnoPro Holdings, Inc.	6,732
157	Tekken Corp.	4,266
196	T-Gaia Corp.	3,166
624	TIS, Inc.	31,035
209	TKC Corp.	8,479
209	Toa Corp.	2,860
1,661	Toagosei Co. Ltd.	17,929
248	Tobishima Corp.	2,905
2,821	Toda Corp.	15,563
39	Toei Co. Ltd.	5,244
105	Toenec Corp.	2,884
755	Toho Co. Ltd.	32,404
273	Toho Zinc Co. Ltd.	5,848
689	Tokai Carbon Co. Ltd.	6,619
170	Tokai Corp.	3,756
1,339	Tokai Holdings Corp.	10,914
780	Tokai Rika Co. Ltd.	11,911
53	Token Corp.	3,090
143	Tokushu Tokai Paper Co. Ltd.	4,768
572	Tokuyama Corp.	12,749
195	Tokyo Broadcasting System Holdings, Inc.	3,244
260	Tokyo Century Corp.	10,536
170	Tokyo Seimitsu Co. Ltd.	3,933
846	Tokyo Steel Manufacturing Co. Ltd.	6,475
794	Tokyu Construction Co. Ltd.	5,609
1,232	Tomy Co. Ltd.	14,694
91	Tonami Holdings Co. Ltd.	4,727
572	Topcon Corp.	7,318
1,131	Toppan Forms Co. Ltd.	9,104
456	Topy Industries Ltd.	9,235
105	Toshiba Machine Co. Ltd.	2,208
547	Toshiba Plant Systems & Services Corp.	9,607
520	Toshiba TEC Corp.	12,835

182	Totetsu Kogyo Co. Ltd.	$5,009
234	Towa Pharmaceutical Co. Ltd.	5,608
1,041	Toyo Construction Co. Ltd.	3,845
1,105	Toyo Engineering Corp.(a)	4,519
1,375	Toyo Tire Corp.	17,160
1,652	Toyobo Co. Ltd.	17,863
1,210	Toyoda Gosei Co. Ltd.	21,163
1,431	Toyota Boshoku Corp.	17,556
313	TPR Co. Ltd.	5,094
495	transcosmos, Inc.	10,919
521	Trend Micro, Inc.	23,393
482	Trusco Nakayama Corp.	10,699
533	TS Tech Co. Ltd.	13,043
819	TSI Holdings Co. Ltd.	4,684
222	Tsubaki Nakashima Co. Ltd.	3,443
391	Tsubakimoto Chain Co.	11,740
339	Tsugami Corp.	2,698
482	Tsumura & Co.	13,429
182	Tsuruha Holdings, Inc.	14,600
248	TV Asahi Holdings Corp.	3,963
1,021	UACJ Corp.	16,212
196	Uchida Yoko Co. Ltd.	6,390
325	Ulvac, Inc.	9,324
946	Unipres Corp.	14,934
208	United Arrows Ltd.	6,906
1,301	United Super Markets Holdings, Inc.	11,180
1,392	Unitika Ltd.(a)	4,436
1,435	Ushio, Inc.	18,028
1,051	USS Co. Ltd.	19,970
1,028	Valor Holdings Co. Ltd.	20,877
1,959	Vital KSK Holdings, Inc.	18,765
1,287	VT Holdings Co. Ltd.	5,370
586	Wacoal Holdings Corp.	14,583
1,001	Wacom Co. Ltd.	3,089
338	Wakita & Co. Ltd.	3,138
79	Warabeya Nichiyo Holdings Co. Ltd.	1,193
274	Welcia Holdings Co. Ltd.	9,615
781	Xebio Holdings Co. Ltd.	8,689
8,723	Yahoo! Japan Corp.	25,147
598	Yamato Kogyo Co. Ltd.	16,452
1,583	Yamazen Corp.	14,711
248	Yaoko Co. Ltd.	11,877
832	Yaskawa Electric Corp.	24,138
117	Yellow Hat Ltd.	1,502
468	Yodogawa Steel Works Ltd.	8,448
261	Yokogawa Bridge Holdings Corp.	3,736
195	Yokohama Reito Co. Ltd.	1,703
559	Yorozu Corp.	6,667
806	Yoshinoya Holdings Co. Ltd.	13,318
507	Yuasa Trading Co. Ltd.	13,771
365	Yurtec Corp.	2,420
260	Zenrin Co. Ltd.	4,916
884	Zensho Holdings Co. Ltd.	18,360
1,894	Zeon Corp.	17,898
469	Zojirushi Corp.	4,968
208	ZOZO, Inc.	3,579

		5,718,651

	Jordan - 0.1%
758	Hikma Pharmaceuticals PLC	15,095

	Luxembourg - 0.1%
34	Eurofins Scientific SE(b)	15,428
2,679	L’Occitane International S.A.	4,777

		20,205

	Malta - 0.0%
663	Kindred Group PLC SDR	5,155

Schedule of Investments

	Mexico - 0.0%
716	Fresnillo PLC(b)	$6,931

	Netherlands - 1.6%
663	Aalberts N.V.	21,802
78	Accell Group N.V.	2,117
104	AMG Advanced Metallurgical Group N.V.(b)	2,634
1,210	Arcadis N.V.	22,410
507	ASM International N.V.	29,594
235	BE Semiconductor Industries N.V.	5,300
742	Corbion N.V.	22,705
299	Euronext N.V.(c)	21,224
611	Heijmans N.V. CVA(a)	5,706
286	IMCD N.V.	23,281
300	Intertrust N.V.(c)	5,670
495	InterXion Holding N.V.(a)	36,487
377	OCI N.V.(a)	8,528
5,226	PostNL N.V.	9,329
300	TKH Group N.V. CVA	14,001
453	Tomtom N.V.(a)	3,925

		234,713

	New Zealand - 0.8%
12,077	Air New Zealand Ltd.	20,468
1,819	Fisher & Paykel Healthcare Corp. Ltd.	18,260
10,362	Genesis Energy Ltd.	21,006
274	New Zealand Refining Co. Ltd. (The)	368
13,872	Sky Network Television Ltd.	10,851
7,605	SKYCITY Entertainment Group Ltd.	18,788
5,344	Z Energy Ltd.	20,971

		110,712

	Norway - 1.2%
364	Aker ASA, Class A	20,895
1,522	Aker Solutions ASA(a)(c)	6,047
1,639	Atea ASA	22,580
768	Austevoll Seafood ASA	8,058
624	Borregaard ASA	6,772
2,575	DNO ASA	4,470
1,157	Leroy Seafood Group ASA	7,930
702	Norwegian Air Shuttle ASA(a)(b)	2,581
2,925	Otello Corp. ASA(a)	4,959
4,498	PGS ASA(a)	7,525
182	Salmar ASA	8,317
767	Schibsted ASA, Class A	20,240
897	Stolt-Nielsen Ltd.	10,145
924	TGS Nopec Geophysical Co. ASA	23,148
598	Tomra Systems ASA	17,980

		171,647

	Portugal - 0.3%
3,783	CTT-Correios de Portugal S.A.	9,780
1,236	Mota-Engil SGPS S.A.	2,917
2,835	Navigator Co. S.A. (The)	10,110
559	Semapa-Sociedade de Investimento e Gestao	7,749
19,370	Sonae SGPS S.A.	19,211

		49,767

	Russia - 0.3%
3,667	Evraz PLC	27,177
2,977	Highland Gold Mining Ltd.	6,236
53,703	Petropavlovsk PLC(a)	5,632

		39,045

	Singapore - 0.8%
11,453	Accordia Golf Trust	4,909
17,252	China Aviation Oil Singapore Corp. Ltd.	15,668
5,577	SATS Ltd.	20,544
4,759	Singapore Exchange Ltd.	25,518

15,575	Singapore Post Ltd.	$10,467
10,583	StarHub Ltd.	11,457
1,951	Venture Corp. Ltd.	21,419

		109,982

	South Korea - 7.5%
143	AK Holdings, Inc.	5,686
91	Amorepacific Corp.	13,678
159	AMOREPACIFIC Group	8,652
758	Asiana Airlines, Inc.(a)	3,819
65	Celltrion, Inc.(a)	10,370
235	Chabiotech Co. Ltd.(a)	3,276
885	Cheil Worldwide, Inc.	19,619
105	CJ CGV Co. Ltd.	3,121
65	CJ ENM Co. Ltd.	10,458
104	CJ Logistics Corp.(a)	13,929
26	Cuckoo Holdings Co. Ltd.	2,871
806	Daesang Holdings Co. Ltd.	5,008
3,055	Daewoo Engineering & Construction Co. Ltd.(a)	12,326
430	DB HiTek Co. Ltd.	5,272
40	Dong-A Socio Holdings Co. Ltd.	3,255
2,640	Dongkuk Steel Mill Co. Ltd.(a)	14,099
13	Dongwon F&B Co. Ltd.	2,926
286	Doosan Corp.	22,526
3,094	Doosan Infracore Co. Ltd.(a)	17,017
287	E1 Corp.	13,954
663	Eugene Corp.	3,140
260	Fila Korea Ltd.	17,029
248	Grand Korea Leisure Co. Ltd.	4,186
1,366	GS Global Corp.	2,999
65	GS Home Shopping, Inc.	9,060
716	Halla Corp.(a)	2,134
65	Hana Tour Service, Inc.	3,215
976	Hanjin Heavy Industries & Construction Co. Ltd.(a)	5,917
427	Hanjin Kal Corp.	15,292
311	Hanjin Transportation Co. Ltd.	12,130
20	Hanmi Pharm Co. Ltd.	6,860
1,157	Hanon Systems	11,270
78	Hansol Chemical Co. Ltd.	5,410
1,803	Hansol Holdings Co. Ltd.(a)	6,813
780	Hanwha Aerospace Co. Ltd.(a)	19,584
3,429	Hanwha General Insurance Co. Ltd.	11,748
715	Hite Jinro Co. Ltd.	12,008
976	Hitejinro Holdings Co. Ltd.	7,310
165	Hotel Shilla Co. Ltd.	13,107
258	Hyundai Department Store Co. Ltd.	18,328
104	Hyundai Elevator Co. Ltd.(a)	6,995
716	Hyundai Greenfood Co. Ltd.	7,305
78	Hyundai Home Shopping Network Corp.	5,986
1,639	Hyundai Merchant Marine Co. Ltd.(a)	4,487
169	Hyundai Mipo Dockyard Co. Ltd.	6,819
170	Hyundai Rotem Co. Ltd.(a)	2,741
637	Hyundai Wia Corp.	20,968
1,313	iMarketKorea, Inc.	11,466
104	Innocean Worldwide, Inc.	6,052
3,666	Interpark Holdings Corp.	7,157
247	IS Dongseo Co. Ltd.	7,311
117	Kakao Corp.	12,232
1,054	Kangwon Land, Inc.	27,481
79	KCC Corp.	17,115
196	KEPCO Plant Service & Engineering Co. Ltd.	5,193
234	Kolon Corp.	3,488
430	Kolon Industries, Inc.	14,714
418	Korea Aerospace Industries Ltd.	11,635
157	Korea District Heating Corp.(a)	6,829

Schedule of Investments

208	Korea Line Corp.(a)	$4,201
67	Korea Petrochemical Industries Co. Ltd.	7,567
206	Kumho Petrochemical Co. Ltd.	16,571
3,627	Kumho Tire Co., Inc.(a)	11,665
456	LF Corp.	8,309
195	LG Hausys Ltd.	9,055
28	LG Household & Health Care Ltd.	30,048
226	LG Innotek Co. Ltd.	17,971
20	Lotte Chilsung Beverage Co. Ltd.	2,872
182	Lotte Corp.	6,449
169	LOTTE Fine Chemical Co. Ltd.	7,124
13	Lotte Food Co. Ltd.	5,840
170	LOTTE Himart Co. Ltd.	6,124
3,316	Lotte Non-Life Insurance Co. Ltd.(a)	6,613
182	LS Industrial Systems Co. Ltd.	7,404
493	Mando Corp.	11,798
1,703	Meritz Fire & Marine Insurance Co. Ltd.	31,246
53	NCSoft Corp.	21,228
975	Nexen Tire Corp.	8,122
91	NHN Corp.(a)	5,532
404	NICE Holdings Co. Ltd.	7,260
60	NongShim Co. Ltd.	12,167
195	OCI Co. Ltd.	14,786
13	Ottogi Corp.	7,761
1,964	Pan Ocean Co. Ltd.(a)	7,149
300	Paradise Co. Ltd.	3,879
1,092	Partron Co. Ltd.	15,176
117	POSCO Chemical Co. Ltd.	5,345
572	S&T Holdings Co. Ltd.	6,076
247	S&T Motiv Co. Ltd.	8,628
143	Samchully Co. Ltd.	11,047
1,045	Samsung Engineering Co. Ltd.(a)	14,654
92	Samyang Holdings Corp.	5,593
430	Seah Besteel Corp.	6,192
338	Seoul Semiconductor Co. Ltd.	5,279
234	SFA Engineering Corp.	7,820
65	Shinsegae, Inc.	16,265
118	Silicon Works Co. Ltd.	4,256
737	SK Discovery Co. Ltd.	15,069
156	SK Gas Ltd.	10,427
442	SKC Co. Ltd.	11,301
65	Soulbrain Co. Ltd.	2,494
1,573	Ssangyong Motor Co.(a)	5,356
3,918	Sungwoo Hitech Co. Ltd.	12,913
13	Taekwang Industrial Co. Ltd.	14,431
559	Taeyoung Engineering & Construction Co. Ltd.	6,571
390	Woongjin Coway Co. Ltd.	26,231
13	Young Poong Corp.	7,685
299	Youngone Corp.	9,691
86	Yuhan Corp.	17,873

		1,090,490

	Spain - 1.8%
1,300	Acerinox S.A.	12,261
573	Almirall S.A.	9,846
1,469	Applus Services S.A.	18,662
514	Cellnex Telecom S.A.(c)	18,014
1,158	Cia de Distribucion Integral Logista Holdings S.A.	25,537
481	CIE Automotive S.A.	11,610
365	Construcciones y Auxiliar de Ferrocarriles S.A.	15,395
494	Ence Energia y Celulosa S.A.	2,064
1,627	Euskaltel S.A.(c)	13,725
477	Grupo Catalana Occidente S.A.	16,584
1,730	Indra Sistemas S.A.(a)	18,179
2,679	Mediaset Espana Comunicacion S.A.	19,226

1,054	Melia Hotels International S.A.	$9,590
3,783	Obrascon Huarte Lain S.A.	4,492
3,414	Prosegur Cia de Seguridad S.A.	14,525
920	Siemens Gamesa Renewable Energy S.A.	14,302
651	Tecnicas Reunidas S.A.	16,308
1,015	Tubacex S.A.	3,059
278	Viscofan S.A.	14,405
1,326	Zardoya Otis S.A.	10,085

		267,869

	Sweden - 3.0%
1,256	AAK AB	21,630
793	AF Poyry AB, Class B	16,598
1,274	Axfood AB	24,443
1,287	Betsson AB(a)(b)	8,114
1,878	Bilia AB, Class A	15,816
2,302	BillerudKorsnas AB(b)	27,550
1,874	Bravida Holding AB(c)	15,300
273	Clas Ohlson AB, Class B(b)	2,408
1,313	Cloetta AB, Class B	4,122
2,032	Dometic Group AB(c)	18,477
1,587	Elekta AB, Class B	20,577
6,345	Fingerprint Cards AB, Class B(a)(b)	10,437
819	Granges AB	7,672
1,652	Hexpol AB	11,951
625	Indutrade AB	18,191
390	Intrum AB(b)	8,962
598	Inwido AB	3,578
1,339	JM AB(b)	26,746
781	KappAhl AB	1,381
313	Lindab International AB	3,226
430	Loomis AB, Class B	13,880
550	Lundin Petroleum AB	14,956
117	Mekonomen AB(a)	872
312	Modern Times Group MTG AB, Class B(a)	3,609
1,093	New Wave Group AB, Class B	7,120
2,029	Nibe Industrier AB, Class B	25,487
1,235	Nobia AB	6,657
1,053	Nobina AB(c)	5,870
65	Nolato AB, Class B	3,088
312	Nordic Entertainment Group AB, Class B(b)	7,343
2,887	Peab AB	22,721
195	Recipharm AB, Class B	2,422
556	Saab AB, Class B(b)	15,774
7,086	SAS AB(a)	9,895
618	Sweco AB, Class B	15,870
156	Swedish Orphan Biovitrum AB(a)	2,772
651	Thule Group AB(c)	14,802

		440,317

	Switzerland - 3.3%
169	ALSO Holding AG(a)	21,842
274	Arbonia AG(a)	3,171
39	Ascom Holding AG	499
39	Autoneum Holding AG	4,851
14	Barry Callebaut AG	27,378
13	Bell Food Group AG(a)	3,813
273	BKW AG	17,967
40	Bobst Group S.A.	2,505
13	Bossard Holding AG	1,915
59	Bucher Industries AG	18,336
13	Burckhardt Compression Holding AG	3,406
13	Conzzeta AG	10,714
79	Daetwyler Holding AG-BR	10,917
391	DKSH Holding AG	23,790
26	dormakaba Holding AG(a)	17,913
195	Dufry AG(a)	15,901
13	Emmi AG	11,942
30	EMS-Chemie Holding AG	17,895

Schedule of Investments

13	Forbo Holding AG	$20,938
169	Huber + Suhner AG	12,954
195	Implenia AG	5,676
13	Inficon Holding AG	7,328
5,460	IWG PLC	23,267
26	Kardex AG	3,996
13	Komax Holding AG	2,686
611	Logitech International S.A.	22,220
4	Metall Zug AG, Class B	9,306
130	Mobilezone Holding AG(a)	1,258
1,651	OC Oerlikon Corp. AG(a)	17,973
209	Oriflame Holding AG(b)	4,891
65	Rieter Holding AG	8,963
11,141	Schmolz + Bickenbach AG(a)	5,084
13	Schweiter Technologies AG-BR	11,813
150	SFS Group AG	11,885
26	Siegfried Holding AG(a)	9,267
16	Straumann Holding AG	13,114
169	Sulzer AG	15,852
286	Sunrise Communications Group AG(a)(c)	19,776
22	Tecan Group AG	5,254
115	Temenos AG	19,939
62	Valora Holding AG(a)	15,595

		483,790

	Tanzania - 0.1%
3,900	Acacia Mining PLC(a)	7,737

	Ukraine - 0.1%
3,510	Ferrexpo PLC	10,189

	United Arab Emirates - 0.0%
104	NMC Health PLC	2,953

	United Kingdom - 9.2%
1,456	888 Holdings PLC	2,411
403	Abcam PLC	7,238
339	AG Barr PLC	4,042
3,112	Ashmore Group PLC(b)	18,529
105	ASOS PLC(a)	4,553
2,139	Auto Trader Group PLC(c)	16,160
4,382	B&M European Value Retail S.A.	19,480
1,794	Bodycote PLC	17,592
1,138	Bovis Homes Group PLC	14,035
1,847	Brewin Dolphin Holdings PLC	7,058
1,314	BTG PLC(a)	13,804
2,497	Card Factory PLC	5,961
2,887	Chemring Group PLC	5,895
2,653	Cineworld Group PLC	9,908
5,304	Coats Group PLC	5,194
1,269	Computacenter PLC	20,009
2,146	Costain Group PLC	8,520
439	Cranswick PLC	14,851
1,924	Crest Nicholson Holdings PLC	8,890
364	Dart Group PLC	4,113
10,288	Debenhams PLC(b)(d)	0
156	Dechra Pharmaceuticals PLC	5,364
1,990	DFS Furniture PLC	6,057
338	Dignity PLC	2,937
598	Diploma PLC	11,200
2,159	Domino’s Pizza Group PLC	6,398
560	Dunelm Group PLC	6,282
936	easyJet PLC	10,278
2,886	Electrocomponents PLC	22,109
4,654	Elementis PLC	8,482
2,094	Essentra PLC	10,684
1,651	Galliford Try PLC	13,006
104	Games Workshop Group PLC	5,849

234	Genus PLC	$7,845
1,313	Go-Ahead Group PLC (The)	30,930
1,288	Greggs PLC	35,293
1,080	GVC Holdings PLC	8,159
1,976	Halfords Group PLC	5,609
1,313	Halma PLC	30,053
620	Hargreaves Lansdown PLC(b)	17,708
2,327	Hastings Group Holdings PLC(c)	5,282
624	Hill & Smith Holdings PLC	9,485
1,625	HomeServe PLC	24,701
4,096	Howden Joinery Group PLC	25,937
1,184	Hunting PLC	7,581
2,289	Ibstock PLC(c)	6,866
1,976	IG Group Holdings PLC	13,628
3,549	Indivior PLC(a)	2,047
4,602	International Personal Finance PLC	9,234
2,950	Interserve PLC(a)(d)	0
1,179	J D Wetherspoon PLC	19,779
1,327	JD Sports Fashion PLC	10,316
1,924	John Menzies PLC	11,361
845	Just Eat PLC(a)	6,412
1,158	Keller Group PLC	10,144
21,918	Lonmin PLC(a)	19,918
10,765	Lookers PLC	11,655
27	Luxfer Holdings PLC	647
1,391	Marshalls PLC	11,317
922	Micro Focus International PLC	22,275
2,471	Mitchells & Butlers PLC(a)	8,627
10,436	Mitie Group PLC	19,520
3,417	Moneysupermarket.com Group PLC	15,763
3,563	Morgan Advanced Materials PLC	11,101
874	Morgan Sindall Group PLC	14,144
2,536	N Brown Group PLC	4,635
5,564	National Express Group PLC	27,855
1,873	Northgate PLC	7,661
676	Ocado Group PLC(a)	10,178
2,597	Pagegroup PLC	16,661
77,584	Pendragon PLC	22,393
5,877	Pets at Home Group PLC	13,622
3,550	Playtech PLC	18,135
1,236	Polypipe Group PLC	6,661
15,548	Premier Foods PLC(a)	6,957
3,133	Provident Financial PLC	17,857
6,057	PZ Cussons PLC	15,498
5,071	QinetiQ Group PLC	18,625
1,443	Redde PLC	1,950
1,222	Redrow PLC	8,394
7,631	Rentokil Initial PLC	36,068
3,432	Rightmove PLC	25,028
4,399	Rotork PLC	15,940
2,561	RPC Group PLC	25,474
2,822	RPS Group PLC	6,388
1,716	Savills PLC	18,319
3,537	Senior PLC	10,253
18,669	Serco Group PLC(a)	31,248
9,984	SIG PLC	16,309
858	Spectris PLC	26,841
215	Spirax-Sarco Engineering PLC	22,654
3,680	Spire Healthcare Group PLC(c)	5,673
2,236	Sports Direct International PLC(a)	8,100
2,979	SSP Group PLC	25,157
313	Staffline Group PLC	1,045
2,652	Stobart Group Ltd.	3,991
209	Superdry PLC	1,217
2,301	Synthomer PLC	10,644
10,376	TalkTalk Telecom Group PLC	15,262
624	Telecom Plus PLC	11,687

Schedule of Investments

881	Ultra Electronics Holdings PLC	$17,211
3,420	Vesuvius PLC	21,527
474	Victrex PLC	11,871
1,002	WH Smith PLC	24,779

		1,339,994

	United States - 0.8%
338	Altisource Portfolio Solutions S.A.(a)	6,804
715	Caesarstone Ltd.	9,917
1,743	Ferroglobe PLC	2,580
2,068	Frank’s International N.V.(a)	11,767
833	IMAX Corp.(a)	18,126
2	KLA-Tencor Corp.	206
455	Luxoft Holding, Inc.(a)	26,194
3,289	McEwen Mining, Inc.	4,428
195	Orthofix Medical, Inc.(a)	9,619
6,995	Samsonite International S.A.(c)	14,364
582	Wright Medical Group N.V.(a)	17,879

		121,884

	Total Common Stocks & Other Equity Interests (Cost $15,585,138)	14,531,698

	Money Market Funds - 0.0%
4,355	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $4,355)	4,355

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $15,589,493)-99.8%	14,536,053

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 1.5%
160,957	Invesco Government & Agency Portfolio - Institutional Class 2.31%(e)(f)	160,957
53,644	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(e)(f)	53,660

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $214,617)	214,617

	Total Investments in Securities (Cost $15,804,110)-101.3%	14,750,670
	Other assets less liabilities-(1.3)%	(184,248)

	Net Assets-100.0%	$14,566,422

Abbreviations:

BR - Bearer Shares

CVA - Dutch Certificates

SDR - Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $247,778, which represented 1.70% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.5%
	Brazil - 11.3%
7,539	Ambev S.A.	$33,801
29,390	Banco Bradesco S.A. (Preference Shares)	277,802
2,520	Banco do Estado do Rio Grande do Sul S.A. (Preference Shares), Class B	15,290
1,130	BB Seguridade Participacoes S.A.	8,614
571	Bradespar S.A. (Preference Shares)	4,478
1,107	Braskem S.A. (Preference Shares), Class A	12,098
4,207	BRF S.A.(a)	29,771
2,926	CCR S.A.	9,994
2,370	Centrais Eletricas Brasileiras S.A.	20,834
1,110	Cia Brasileira de Distribuicao (Preference Shares), Class A	24,730
1,134	Cia de Saneamento Basico do Estado de Sao Paulo	12,808
1,831	Cia de Saneamento do Parana	33,735
10,057	Cia Energetica de Minas Gerais (Preference Shares)	37,922
1,686	Cia Paranaense de Energia (Preference Shares), Class B	20,674
2,518	Cia Siderurgica Nacional S.A.	10,640
1,942	Cielo S.A.	3,324
573	Cosan S.A.	6,900
1,383	EDP - Energias do Brasil S.A.	7,010
280	Equatorial Energia S.A.	6,162
5,609	Gerdau S.A. (Preference Shares)	19,874
550	Hypera S.A.	4,246
3,343	Kroton Educacional S.A.	8,831
986	Lojas Americanas S.A. (Preference Shares)	4,065
601	Lojas Renner S.A.	6,762
9,953	Oi SA(a)	3,738
34,712	Petroleo Brasileiro S.A. (Preference Shares)	226,572
2,225	Telefonica Brasil S.A. (Preference Shares)	27,312
2,254	TIM Participacoes S.A.	6,334
2,797	Usinas Siderurgicas de Minas Gerais S.A. Usiminas (Preference Shares), Class A	5,859
6,998	Vale S.A.	87,600

		977,780

	Chile - 0.6%
4,430	Cencosud S.A.	8,083
846	Embotelladora Andina S.A. (Preference Shares), Class B	2,824
364	Empresa Nacional de Telecomunicaciones S.A.	3,485
2,036	Empresas CMPC S.A.	5,428
742	Empresas COPEC S.A.	7,703
13,282	Enel Generacion Chile SA	7,777
755	Latam Airlines Group S.A.	6,642
797	S.A.C.I. Falabella	4,825
203	Sociedad Quimica y Minera de Chile S.A. (Preference Shares), Series B	6,145

		52,912

	China - 49.3%
588	21Vianet Group, Inc. ADR(a)	4,204
48	51job, Inc. ADR(a)	3,377

181	58.com, Inc. ADR(a)	$10,322
412	AAC Technologies Holdings, Inc.	2,191
2,471	Agile Group Holdings Ltd.	3,130
14,696	Air China Ltd., H-Shares	13,627
2,232	Alibaba Group Holding Ltd. ADR(a)	333,148
50,694	Aluminum Corp. of China Ltd., H-Shares(a)	18,233
10,262	Angang Steel Co. Ltd., H-Shares(b)	4,620
5,689	Anhui Conch Cement Co. Ltd., H-Shares	33,232
69	Autohome, Inc. ADR	5,927
12,316	AVIC International Holdings Ltd., H-Shares	6,236
8,908	AviChina Industry & Technology Co. Ltd., H-Shares	5,056
23,065	BAIC Motor Corp. Ltd., H-Shares(c)	14,268
343	Baidu, Inc. ADR(a)	37,730
34,704	BBMG Corp., H-Shares	10,490
5,235	Beijing Capital International Airport Co. Ltd., H-Shares	4,427
12,218	Beijing Capital Land Ltd., H-Shares	3,849
1,595	Beijing Enterprises Holdings Ltd.	8,015
22,729	Beijing Jingneng Clean Energy Co. Ltd., H-Shares	4,087
244	Bitauto Holdings Ltd. ADR(a)	2,621
1,827	BYD Co. Ltd., H-Shares(b)	10,696
26,614	CGN Power Co. Ltd., H-Shares(c)	7,332
336	Changyou.com Ltd. ADR	6,169
13,674	China Agri-Industries Holdings Ltd.	4,133
19,735	China BlueChemical Ltd., H-Shares	6,821
32,562	China Coal Energy Co. Ltd., H-Shares	13,290
29,182	China Communications Construction Co. Ltd., H-Shares	25,942
10,526	China Communications Services Corp. Ltd., H-Shares	7,881
12,043	China Eastern Airlines Corp. Ltd., H-Shares	6,620
2,568	China International Marine Containers Group Co. Ltd., H-Shares	2,827
7	China International Marine Containers Group Co. Ltd., H-Shares Rts. expiring 12/31/19(a)(d)	0
7,536	China Jinmao Holdings Group Ltd.	4,354
34,101	China Life Insurance Co. Ltd., H-Shares	79,157
20,631	China Longyuan Power Group Corp. Ltd., H-Shares	13,025
2,940	China Mengniu Dairy Co. Ltd.	10,743
18,349	China Mobile Ltd.	160,191
14,710	China Molybdenum Co. Ltd., H-Shares(b)	4,615
22,393	China National Building Material Co. Ltd., H-Shares	17,222
17,243	China Oilfield Services Ltd., H-Shares	15,416
5,213	China Overseas Land & Investment Ltd.	18,085
32,863	China Pacific Insurance Group Co. Ltd., H-Shares	121,551
568,492	China Petroleum & Chemical Corp., H-Shares	378,485
24,060	China Power International Development Ltd.	6,229
118,252	China Railway Construction Corp. Ltd., H-Shares	138,303
140,808	China Railway Group Ltd., H-Shares	105,239
8,782	China Railway Signal & Communication Corp. Ltd., H-Shares(c)	5,780
149,652	China Reinsurance Group Corp., H-Shares	27,294
2,253	China Resources Beer Holdings Co. Ltd.	9,856
1,176	China Resources Gas Group Ltd.	5,632
3,589	China Resources Land Ltd.	14,602
7,789	China Resources Power Holdings Co. Ltd.	11,345
71,925	China Shenhua Energy Co. Ltd., H-Shares	147,693

Schedule of Investments

20,777	China Southern Airlines Co. Ltd., H-Shares	$13,356
6,495	China Taiping Insurance Holdings Co. Ltd.	16,692
67,803	China Telecom Corp. Ltd., H-Shares	34,072
21,932	China Unicom Hong Kong Ltd.	23,133
25,564	China Vanke Co. Ltd., H-Shares	90,478
216	China Yuchai International Ltd.	3,005
27,852	Chongqing Iron & Steel Co. Ltd., H-Shares(a)	3,837
43,038	CNOOC Ltd.	70,151
11,994	COSCO SHIPPING Energy Transportation Co. Ltd., H-Shares	6,272
25,129	COSCO SHIPPING Holdings Co. Ltd., H-Shares(a)	9,262
65,732	CRRC Corp. Ltd., H-Shares	56,338
1,274	CSPC Pharmaceutical Group Ltd.	2,054
1,162	Ctrip.com International Ltd. ADR(a)	40,159
45,795	Datang International Power Generation Co. Ltd., H-Shares	11,448
16,236	Dongfang Electric Corp. Ltd., H-Shares(a)	10,602
33,506	Dongfeng Motor Group Co. Ltd., H-Shares	27,606
874	ENN Energy Holdings Ltd.	7,859
945	Fang Holdings Ltd. ADR(a)	1,134
139	Fanhua, Inc. ADR(b)	4,096
25,773	FIH Mobile Ltd.(a)	2,958
3,297	Fuyao Glass Industry Group Co. Ltd., H-Shares(c)	9,840
57,055	GCL-Poly Energy Holdings Ltd.(a)	3,457
3,100	Geely Automobile Holdings Ltd.	5,085
73,283	GOME Retail Holdings Ltd.(a)	7,197
28,244	Great Wall Motor Co. Ltd., H-Shares(b)	20,533
3,506	Guangdong Investment Ltd.	6,895
17,495	Guangshen Railway Co. Ltd., H-Shares	6,136
16,851	Guangzhou Automobile Group Co. Ltd., H-Shares	16,248
7,607	Guangzhou R&F Properties Co. Ltd., H-Shares	14,398
20,693	Harbin Electric Co. Ltd., H-Shares(a)(b)	12,035
868	Hengan International Group Co. Ltd.	6,366
4,121	Hisense Home Appliances Group Co. Ltd., H-Shares	4,878
174	Hollysys Automation Technologies Ltd.	3,101
76,383	Huadian Power International Corp. Ltd., H-Shares	31,662
82,864	Huaneng Power International, Inc., H-Shares	52,209
3,863	JD.com, Inc. ADR(a)	99,511
10,280	Jiangsu Expressway Co. Ltd., H-Shares	14,318
21,645	Jiangxi Copper Co. Ltd., H-Shares	27,027
370	JinkoSolar Holding Co. Ltd. ADR(a)(b)	7,441
2,022	Kingboard Holdings Ltd.	5,313
11,826	Kunlun Energy Co. Ltd.	10,890
14,850	Legend Holdings Corp., H-Shares(c)	35,834
57,159	Lenovo Group Ltd.	39,731
13,906	Lianhua Supermarket Holdings Co. Ltd.(a)	2,607
1,750	Longfor Group Holdings Ltd.	6,417
18,768	Maanshan Iron & Steel Co. Ltd., H-Shares	7,995
76,573	Metallurgical Corp. of China Ltd., H-Shares	20,412
265	Momo, Inc. ADR	7,306
203	NetEase, Inc. ADR	50,468
12,596	New China Life Insurance Co. Ltd., H-Shares	58,477
119	New Oriental Education & Technology Group, Inc. ADR(a)	10,192
212,208	People’s Insurance Co. Group of China Ltd. (The), H-Shares(a)	83,362
966,125	PetroChina Co. Ltd., H-Shares	539,711

76,034	PICC Property & Casualty Co. Ltd., H-Shares	$82,138
28,245	Ping An Insurance Group Co. of China Ltd., H-Shares	311,970
7,732	Qingdao Port International Co. Ltd., H-Shares(c)	5,167
27,153	Qinhuangdao Port Co. Ltd., H-Shares	5,333
5,661	Semiconductor Manufacturing International Corp.(a)	6,809
5,612	Shandong Chenming Paper Holdings Ltd., H-Shares	2,641
58,216	Shanghai Electric Group Co. Ltd., H-Shares	20,567
1,413	Shanghai Fosun Pharmaceutical Group Co. Ltd., H-Shares	4,154
1,617	Shanghai Industrial Holdings Ltd.	3,370
12,996	Shanghai Jin Jiang International Hotels Group Co. Ltd., H-Shares	2,718
6,690	Shanghai Pharmaceuticals Holding Co. Ltd., H-Shares	13,208
6,327	Shenzhen Expressway Co. Ltd., H-Shares	7,319
406	Shenzhou International Group Holdings Ltd.	4,787
2,624	Shimao Property Holdings Ltd.	7,513
153	SINA Corp.(a)	6,160
14,088	Sinopec Engineering Group Co. Ltd., H-Shares	11,464
25,073	Sinopec Oilfield Service Corp., H-Shares(a)	3,198
27,229	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	11,877
3,855	Sinopharm Group Co. Ltd., H-Shares	14,480
19,090	Sinotrans Ltd., H-Shares	7,012
1,316	Sunac China Holdings Ltd.	5,673
140	TAL Education Group ADR(a)	4,817
1,176	Tencent Holdings Ltd.	48,897
3,037	Tingyi Cayman Islands Holding Corp.	4,935
1,505	Tsingtao Brewery Co. Ltd., H-Shares	9,146
2,282	Vipshop Holdings Ltd. ADR(a)	17,206
6,411	Want Want China Holdings Ltd.	4,571
63	Weibo Corp. ADR(a)(b)	2,616
5,101	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	5,367
1,386	Xinyuan Real Estate Co. Ltd. ADR	5,780
7,711	Yangzijiang Shipbuilding Holdings Ltd.	7,675
11,182	Yanzhou Coal Mining Co. Ltd., H-Shares	10,511
77	YY, Inc. ADR(a)	5,271
4,751	Zhaojin Mining Industry Co. Ltd., H-Shares	4,363
1,142	Zhengqi Financial Holding Corp. Rts. expiring 12/31/49(a)	0
22,540	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	13,195

		4,258,790

	Colombia - 0.4%
1,351	Almacenes Exito S.A.	5,652
6,782	Avianca Holdings SA (Preference Shares)	3,139
1,077	Grupo Argos S.A.	5,534
1,911	Grupo de Inversiones Suramericana S.A. (Preference Shares)	17,180

		31,505

	Greece - 0.4%
545	Hellenic Telecommunications Organization S.A.	7,440
273	Motor Oil (Hellas) Corinth Refineries S.A.	6,936
552	OPAP S.A.	5,767
3,359	Public Power Corp. SA(a)	7,452
315	Star Bulk Carriers Corp.(a)	2,410
2,134	Tsakos Energy Navigation Ltd.	6,615

		36,620

Schedule of Investments

	Hong Kong - 0.3%
1,813	Haier Electronics Group Co. Ltd.	$4,620
2,554	Nine Dragons Paper Holdings Ltd.	2,036
9,902	Skyworth Digital Holdings Ltd.	2,602
4,793	Sun Art Retail Group Ltd.	4,181
3,338	Yue Yuen Industrial Holdings Ltd.	9,345

		22,784

	Hungary - 0.3%
1,610	MOL Hungarian Oil & Gas PLC	18,091
244	Richter Gedeon Nyrt	4,377

		22,468

	India - 3.8%
447	Dr Reddy’s Laboratories Ltd. ADR	17,035
16,453	Infosys Ltd. ADR	172,263
350	Reliance Infrastructure Ltd. GDR(c)	1,715
6,845	Tata Motors Ltd. ADR(a)	85,631
3,108	Tata Steel Ltd. GDR(c)	21,445
1,988	Vedanta Ltd. ADR	18,369
119	WNS Holdings Ltd. ADR(a)	6,586

		323,044

	Indonesia - 0.9%
35,131	PT Adaro Energy Tbk	3,188
44,200	PT Astra International Tbk	23,072
3,611	PT Indocement Tunggal Prakarsa Tbk	5,364
12,638	PT Indofood Sukses Makmur Tbk	5,844
43,471	PT Perusahaan Gas Negara (Persero) Tbk	6,274
7,081	PT Semen Indonesia (Persero) Tbk	5,730
84,383	PT Telekomunikasi Indonesia (Persero) Tbk	23,058
2,330	PT United Tractors Tbk	4,138

		76,668

	Malaysia - 1.2%
6,287	Axiata Group Bhd	7,037
8,976	FGV Holdings Bhd(a)	2,442
6,282	Genting Bhd	9,579
2,499	IHH Healthcare Bhd	3,280
9,810	IJM Corp. Bhd	5,197
16,526	Malakoff Corp. Bhd	3,273
3,639	Maxis Bhd	4,811
2,932	MISC Bhd	4,863
3,912	Petronas Chemicals Group Bhd	7,767
843	Petronas Gas Bhd	3,553
30,385	Sapura Energy Bhd	2,139
40,722	Sime Darby Bhd	22,545
5,747	Tenaga Nasional Bhd	17,417
21,417	YTL Corp. Bhd	5,826

		99,729

	Mexico - 4.2%
82,184	America Movil SAB de CV, Series L	57,788
2,345	Arca Continental SAB de CV	12,525
10,868	Cemex SAB de CV-PC ADR(a)	44,776
5,032	Coca-Cola Femsa SAB de CV	31,360
1,456	Fomento Economico Mexicano SAB de CV ADR	135,495
5,578	Gentera SAB de CV	4,906
539	Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,271
4,129	Grupo Bimbo SAB de CV, Series A	8,327
153	Grupo Elektra SAB de CV	9,346
1,372	Grupo Televisa SAB ADR	12,746
266	Industrias Penoles SAB de CV	2,975
2,456	Kimberly-Clark de Mexico SAB de CV, Class A	4,427
2,323	Mexichem SAB de CV	4,858
1,463	Unifin Financiera SAB de CV SOFOM ENR	3,340

8,776	Wal-Mart de Mexico SAB de CV	$24,751

		362,891

	Peru - 0.2%
1,042	Cia de Minas Buenaventura SAA ADR	15,807
12,407	Volcan Cia Minera SAA, Class B	1,768

		17,575

	Philippines - 0.2%
328	Ayala Corp.	5,779
5,473	Ayala Land, Inc.	5,194
503	SM Investments Corp.	9,084

		20,057

	Poland - 1.2%
1,742	Enea S.A.(a)	3,814
1,680	Energa S.A.(a)	3,385
349	Grupa Lotos S.A.	7,978
581	KGHM Polska Miedz S.A.(a)	14,368
4,562	Orange Polska S.A.(a)	6,116
1,372	Polski Koncern Naftowy ORLEN S.A.	34,565
5,563	Polskie Gornictwo Naftowe i Gazownictwo S.A.	8,109
1,988	Powszechny Zaklad Ubezpieczen S.A.	21,440
15,977	Tauron Polska Energia S.A.(a)	6,600

		106,375

	Russia - 8.3%
53,436	Gazprom PJSC ADR	351,075
525	Globaltrans Investment PLC GDR(c)	4,567
1,133	Lenta Ltd. GDR(a)(c)	4,073
2,750	LUKOIL PJSC ADR	221,540
1,021	Magnit PJSC GDR(c)	14,279
1,463	MMC Norilsk Nickel PJSC ADR	30,547
1,981	Mobile TeleSystems PJSC ADR	15,491
476	Polymetal International PLC	5,100
1,588	Rostelecom PJSC ADR	11,116
4,954	RusHydro PJSC ADR	3,834
903	Severstal PJSC GDR(c)	14,240
3,716	Sistema PJSFC GDR(c)	10,212
497	Tatneft PJSC ADR	33,856

		719,930

	South Africa - 3.2%
1,140	AngloGold Ashanti Ltd.	15,245
349	Aspen Pharmacare Holdings Ltd.	2,348
524	Barloworld Ltd.	4,755
798	Bidvest Group Ltd. (The)	11,353
3,051	DataTec Ltd.(a)	7,524
294	Discovery Ltd.	2,802
825	Exxaro Resources Ltd.	9,627
307	Foschini Group Ltd. (The)	3,714
2,232	Gold Fields Ltd.	10,033
2,394	Harmony Gold Mining Co. Ltd.(a)	4,152
4,465	Impala Platinum Holdings Ltd.(a)	17,789
658	Imperial Logistics Ltd.	2,720
595	Liberty Holdings Ltd.	4,450
1,924	Life Healthcare Group Holdings Ltd.	3,060
349	Massmart Holdings Ltd.	1,615
658	Motus Holdings Ltd.	3,888
258	Mr. Price Group Ltd.	3,494
5,955	MTN Group Ltd.	41,987
503	Net 1 UEPS Technologies, Inc.(a)(b)	1,846
826	Pick n Pay Stores Ltd.	4,027
790	Remgro Ltd.	10,048
4,682	Sanlam Ltd.	24,495
1,070	Sappi Ltd.	4,050
1,546	Sasol Ltd.	38,932
552	Shoprite Holdings Ltd.	6,522
469	SPAR Group Ltd. (The)	6,169
(1,260	Telkom S.A. SOC Ltd.	7,939

Schedule of Investments

713	Truworths International Ltd.	$3,509
994	Vodacom Group Ltd.	8,112
1,890	Woolworths Holdings Ltd.	5,940

		272,145

	Taiwan - 10.9%
11,169	Acer, Inc.	6,731
5,454	ASE Technology Holding Co. Ltd.	10,317
7,028	Asia Cement Corp.	10,026
2,717	Asustek Computer, Inc.	18,650
58,784	AU Optronics Corp.	17,293
1,274	Catcher Technology Co. Ltd.	7,738
7,108	Cheng Shin Rubber Industry Co. Ltd.	9,016
1,549	Chicony Electronics Co. Ltd.	3,670
15,401	China Airlines Ltd.	4,745
36,439	China Development Financial Holding Corp.	10,720
29,576	China Life Insurance Co. Ltd.	22,828
32,025	China Steel Corp.	24,617
7,032	Chunghwa Telecom Co. Ltd.	25,025
40,420	Compal Electronics, Inc.	25,125
4,190	Delta Electronics, Inc.	18,887
12,476	Far Eastern New Century Corp.	12,945
2,769	Far EasTone Telecommunications Co. Ltd.	6,876
5,629	Formosa Chemicals & Fibre Corp.	19,142
5,548	Formosa Plastics Corp.	19,393
2,796	Foxconn Technology Co. Ltd.	5,439
2,786	Highwealth Construction Corp.	4,301
657	Himax Technologies, Inc. ADR(b)	2,214
47,785	Hon Hai Precision Industry Co. Ltd.	111,706
556	Hotai Motor Co. Ltd.	8,899
74,264	Innolux Corp.	17,595
15,319	Inventec Corp.	11,533
61	Largan Precision Co. Ltd.	7,275
9,679	Lite-On Technology Corp.	13,809
2,680	MediaTek, Inc.	26,365
18,113	Mercuries & Associates Holding Ltd.	10,199
19,539	Mercuries Life Insurance Co. Ltd.(a)	6,675
1,289	Micro-Star International Co. Ltd.	3,368
8,322	Nan Ya Plastics Corp.	20,665
1,312	Novatek Microelectronics Corp.	6,952
16,677	Pegatron Corp.	27,169
8,480	Pou Chen Corp.	9,617
1,544	Powertech Technology, Inc.	3,629
688	President Chain Store Corp.	6,551
15,374	Quanta Computer, Inc.	28,645
2,612	Radiant Opto-Electronics Corp.	8,263
4,164	Synnex Technology International Corp.	5,038
9,722	Taiwan Cement Corp.	13,193
2,693	Taiwan Mobile Co. Ltd.	10,052
26,782	Taiwan Semiconductor Manufacturing Co. Ltd.	199,515
5,460	Tatung Co. Ltd.(a)	3,757
5,556	Teco Electric and Machinery Co. Ltd.	4,016
2,827	TPK Holding Co. Ltd.	4,489
1,397	Tripod Technology Corp.	4,441
7,061	Unimicron Technology Corp.	6,690
9,670	Uni-President Enterprises Corp.	24,869
43,296	United Microelectronics Corp.	17,668
7,141	Walsin Lihwa Corp.	3,558
28,178	Wistron Corp.	20,055
8,561	WPG Holdings Ltd.	10,697
44	Yageo Corp.	363

		943,014

	Thailand - 1.5%
1,302	Advanced Info Service PCL NVDR	7,940
12,274	Charoen Pokphand Foods PCL NVDR	10,763
3,548	CP ALL PCL NVDR	8,941

27,439	IRPC PCL NVDR	$4,110
14,723	Land & Houses PCL NVDR	4,931
3,156	PTT Exploration & Production PCL NVDR	12,515
4,304	PTT Global Chemical PCL NVDR	8,262
24,744	PTT PCL NVDR	36,161
1,694	Siam Cement PCL (The) NVDR	24,194
8,082	Thai Airways International PCL NVDR(a)	2,579
7,977	Thai Beverage PCL	4,695
3,240	Thai Oil PCL NVDR	6,066

		131,157

	Turkey - 0.6%
385	BIM Birlesik Magazalar AS	5,258
6,264	Eregli Demir ve Celik Fabrikalari TAS	7,782
5,732	KOC Holding AS	15,942
510	Tupras Turkiye Petrol Rafinerileri AS	11,448
2,267	Turk Hava Yollari AO(a)	4,852
3,800	Turkcell Iletisim Hizmetleri AS	7,580

		52,862

	United Kingdom - 0.2%
755	Mondi Ltd.	15,536

	United States - 0.5%
8,237	JBS S.A.	46,000

	Total Common Stocks & Other Equity Interests (Cost $9,105,020)	8,589,842

	Money Market Funds - 0.1%
9,780	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(e) (Cost $9,780)	9,780

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $9,114,800)-99.6%	8,599,622

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 0.5%
31,479	Invesco Government & Agency Portfolio - Institutional Class 2.31%(e)(f)	31,479
10,908	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(e)(f)	10,912

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $42,391)	42,391

	Total Investments in Securities (Cost $9,157,191)-100.1%	8,642,013
	Other assets less liabilities-(0.1)%	(7,585)

	Net Assets-100.0%	$8,634,428

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

PC - Participation Certificate

Rts. - Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at May 31, 2019.

Schedule of Investments

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $148,752, which represented 1.72% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco RAFITM Strategic US ETF (IUS)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Communication Services - 10.2%
45	Activision Blizzard, Inc.	$1,952
54	Alphabet, Inc., Class A(b)	59,751
72	AMC Entertainment Holdings, Inc., Class A(c)	862
18	AMC Networks, Inc., Class A(b)	950
2,442	AT&T, Inc.	74,676
129	CBS Corp., Class B	6,228
505	CenturyLink, Inc.	5,277
22	Charter Communications, Inc., Class A(b)	8,290
1,218	Comcast Corp., Class A	49,938
174	Discovery, Inc., Class A(b)	4,743
109	DISH Network Corp., Class A(b)	3,936
22	Electronic Arts, Inc.(b)	2,048
98	Facebook, Inc., Class A(b)	17,392
123	Fox Corp., Class A	4,333
265	Frontier Communications Corp.(b)(c)	498
9	IAC/InterActiveCorp.(b)	1,988
93	Interpublic Group of Cos., Inc. (The)	1,973
24	Live Nation Entertainment, Inc.(b)	1,460
210	News Corp., Class A	2,392
60	Omnicom Group, Inc.	4,642
174	Sirius XM Holdings, Inc.	924
63	Telephone & Data Systems, Inc.	1,815
61	T-Mobile US, Inc.(b)	4,480
40	Tribune Media Co., Class A	1,852
33	Twitter, Inc.(b)	1,202
971	Verizon Communications, Inc.	52,774
153	Viacom, Inc., Class B	4,442
316	Walt Disney Co. (The)	41,725

		362,543

	Consumer Discretionary - 12.1%
12	Advance Auto Parts, Inc.	1,860
14	Amazon.com, Inc.(b)	24,851
63	American Axle & Manufacturing Holdings, Inc.(b)	637
70	Aramark	2,435
63	AutoNation, Inc.(b)	2,487
5	AutoZone, Inc.(b)	5,136
169	Bed Bath & Beyond, Inc.(c)	2,145
91	Best Buy Co., Inc.	5,703
28	Big Lots, Inc.	773
4	Booking Holdings, Inc.(b)	6,625
51	BorgWarner, Inc.	1,809
19	Brunswick Corp.	788
7	Burlington Stores, Inc.(b)	1,096
42	CarMax, Inc.(b)	3,288
159	Carnival Corp.	8,139
10	Carter’s, Inc.	841
4	Chipotle Mexican Grill, Inc.(b)	2,640
55	Core-Mark Holding Co., Inc.	2,028
61	D.R. Horton, Inc.	2,608
58	Dana, Inc.	846
27	Darden Restaurants, Inc.	3,141
52	Dick’s Sporting Goods, Inc.	1,795
19	Dillard’s, Inc., Class A(c)	1,077

58	Dollar General Corp.	$7,382
31	Dollar Tree, Inc.(b)	3,149
4	Domino’s Pizza, Inc.	1,118
183	eBay, Inc.	6,575
24	Expedia Group, Inc.	2,760
45	Foot Locker, Inc.	1,771
3,388	Ford Motor Co.	32,254
127	GameStop Corp., Class A(c)	963
73	Gap, Inc. (The)	1,364
10	Garrett Motion, Inc. (Switzerland)(b)	154
1,059	General Motors Co.	35,307
40	Gentex Corp.	854
37	Genuine Parts Co.	3,659
145	Goodyear Tire & Rubber Co. (The)	1,944
19	Group 1 Automotive, Inc.	1,372
109	H&R Block, Inc.	2,861
105	Hanesbrands, Inc.	1,559
76	Harley-Davidson, Inc.	2,487
18	Hasbro, Inc.	1,713
33	Hilton Worldwide Holdings, Inc.	2,952
157	Home Depot, Inc. (The)	29,806
22	Hyatt Hotels Corp., Class A	1,589
642	J.C. Penney Co., Inc.(b)(c)	546
87	Kohl’s Corp.	4,291
9	Kontoor Brands, Inc.(b)	264
118	L Brands, Inc.	2,650
57	Las Vegas Sands Corp.	3,135
23	Lear Corp.	2,738
33	Leggett & Platt, Inc.	1,172
46	Lennar Corp., Class A	2,284
12	Lithia Motors, Inc., Class A	1,370
57	LKQ Corp.(b)	1,462
187	Lowe’s Cos., Inc.	17,443
187	Macy’s, Inc.	3,847
24	Marriott International, Inc., Class A	2,996
115	Mattel, Inc.(b)(c)	1,133
153	McDonald’s Corp.	30,335
76	MGM Resorts International	1,886
10	Mohawk Industries, Inc.(b)	1,355
22	Murphy USA, Inc.(b)	1,766
102	Newell Brands, Inc.	1,369
181	NIKE, Inc., Class B	13,962
96	Nordstrom, Inc.	3,005
27	Norwegian Cruise Line Holdings Ltd.(b)	1,477
708	Office Depot, Inc.	1,388
12	O’Reilly Automotive, Inc.(b)	4,456
22	Penske Automotive Group, Inc.	940
12	Polaris Industries, Inc.	959
64	PulteGroup, Inc.	1,984
16	PVH Corp.	1,363
148	Qurate Retail, Inc.(b)	1,854
25	Ralph Lauren Corp.	2,628
12	RH(b)(c)	1,022
45	Ross Stores, Inc.	4,185
36	Royal Caribbean Cruises Ltd.	4,383
31	Service Corp. International	1,360
72	Signet Jewelers Ltd.	1,358
18	Six Flags Entertainment Corp.	888
163	Starbucks Corp.	12,398
40	Tapestry, Inc.	1,142
228	Target Corp.	18,343
64	Taylor Morrison Home Corp., Class A(b)	1,278
30	Tenneco, Inc., Class A	298
4	Tesla, Inc.(b)(c)	741
12	Thor Industries, Inc.	620
18	Tiffany & Co.	1,604
198	TJX Cos., Inc. (The)	9,957

Schedule of Investments(a)

34	Toll Brothers, Inc.	$1,182
21	Tractor Supply Co.	2,116
6	Ulta Beauty, Inc.(b)	2,000
49	Under Armour, Inc., Class A(b)(c)	1,117
64	VF Corp.	5,240
30	Whirlpool Corp.	3,446
25	Williams-Sonoma, Inc.(c)	1,463
22	Wyndham Destinations, Inc.	875
6	Wynn Resorts Ltd.	644
90	Yum! Brands, Inc.	9,212

		429,271

	Consumer Staples - 11.1%
241	Altria Group, Inc.	11,823
291	Archer-Daniels-Midland Co.	11,151
36	Brown-Forman Corp., Class B	1,799
102	Bunge Ltd.	5,334
51	Campbell Soup Co.	1,852
14	Casey’s General Stores, Inc.	1,807
42	Church & Dwight Co., Inc.	3,125
19	Clorox Co. (The)	2,827
645	Coca-Cola Co. (The)	31,689
117	Colgate-Palmolive Co.	8,145
81	Conagra Brands, Inc.	2,168
15	Constellation Brands, Inc., Class A	2,647
90	Costco Wholesale Corp.	21,562
82	Coty, Inc., Class A	1,012
33	Estee Lauder Cos., Inc. (The), Class A	5,314
174	General Mills, Inc.	8,603
24	Herbalife Nutrition Ltd.(b)	1,003
31	Hershey Co. (The)	4,091
70	Hormel Foods Corp.(c)	2,764
13	Ingredion, Inc.	990
31	JM Smucker Co. (The)	3,768
76	Kellogg Co.	3,995
24	Keurig Dr Pepper, Inc.	677
67	Kimberly-Clark Corp.	8,569
493	Kroger Co. (The)	11,245
16	McCormick & Co., Inc.	2,497
40	Molson Coors Brewing Co., Class B	2,199
355	Mondelez International, Inc., Class A	18,052
51	Monster Beverage Corp.(b)	3,155
267	PepsiCo, Inc.	34,176
54	Performance Food Group Co.(b)	2,125
183	Philip Morris International, Inc.	14,115
16	Post Holdings, Inc.(b)	1,682
568	Procter & Gamble Co. (The)	58,453
88	Rite Aid Corp.(b)(c)	674
40	SpartanNash Co.	462
46	Sprouts Farmers Market, Inc.(b)	922
159	Sysco Corp.	10,942
24	TreeHouse Foods, Inc.(b)	1,251
145	Tyson Foods, Inc., Class A	11,004
22	United Natural Foods, Inc.(b)	223
325	Walgreens Boots Alliance, Inc.	16,035
548	Walmart, Inc.	55,589

		391,516

	Energy - 6.1%
99	Anadarko Petroleum Corp.	6,967
94	Antero Resources Corp.(b)	618
78	Apache Corp.	2,033
55	Cabot Oil & Gas Corp.	1,376
406	Chevron Corp.	46,223
9	Cimarex Energy Co.	515
237	ConocoPhillips	13,974
21	CVR Energy, Inc.	892
91	Devon Energy Corp.	2,290
9	Diamondback Energy, Inc.	883

40	EOG Resources, Inc.	$3,275
45	EQT Corp.	823
36	Equitrans Midstream Corp.	715
1,003	Exxon Mobil Corp.	70,982
60	Halliburton Co.	1,277
19	Helmerich & Payne, Inc.	929
45	HollyFrontier Corp.	1,709
225	Marathon Petroleum Corp.	10,348
111	National Oilwell Varco, Inc.	2,314
123	Occidental Petroleum Corp.	6,122
31	ONEOK, Inc.	1,972
46	PBF Energy, Inc., Class A	1,214
31	Peabody Energy Corp.	729
141	Phillips 66	11,393
12	Pioneer Natural Resources Co.	1,704
85	QEP Resources, Inc.(b)	587
57	Range Resources Corp.	446
235	Schlumberger Ltd.	8,152
196	Southwestern Energy Co.(b)	704
36	Targa Resources Corp.	1,385
150	Valero Energy Corp.	10,560
139	World Fuel Services Corp.	4,050

		217,161

	Financials - 6.2%
10	Affiliated Managers Group, Inc.	838
4	Alleghany Corp.	2,653
142	Allstate Corp. (The)	13,562
214	American Express Co.	24,548
33	Arthur J. Gallagher & Co.	2,779
42	Axis Capital Holdings Ltd.	2,502
453	Berkshire Hathaway, Inc., Class B(b)	89,431
40	Cincinnati Financial Corp.	3,930
15	Everest Re Group Ltd.	3,715
84	Fidelity National Financial, Inc.	3,238
28	First American Financial Corp.	1,446
103	Franklin Resources, Inc.	3,277
16	Hanover Insurance Group, Inc. (The)	1,955
33	INTL. FCStone, Inc.(b)	1,147
127	Jefferies Financial Group, Inc.	2,244
33	Lazard Ltd., Class A	1,028
40	Legg Mason, Inc.	1,425
2	Markel Corp.(b)	2,118
78	Marsh & McLennan Cos., Inc.	7,457
18	Moody’s Corp.	3,292
12	MSCI, Inc.	2,640
18	Nasdaq, Inc.	1,632
90	Old Republic International Corp.	1,985
28	OneMain Holdings, Inc.	836
108	Progressive Corp. (The)	8,562
25	Reinsurance Group of America, Inc.	3,702
21	S&P Global, Inc.	4,492
27	T. Rowe Price Group, Inc.	2,731
111	Travelers Cos., Inc. (The)	16,158
37	W.R. Berkley Corp.	2,301

		217,624

	Health Care - 16.1%
198	Abbott Laboratories	15,074
208	AbbVie, Inc.	15,956
39	Agilent Technologies, Inc.	2,615
24	Alexion Pharmaceuticals, Inc.(b)	2,728
180	AmerisourceBergen Corp.	14,015
121	Amgen, Inc.	20,171
75	Anthem, Inc.	20,848
64	Baxter International, Inc.	4,700
21	Becton, Dickinson and Co.	4,902
36	Biogen, Inc.(b)	7,894
87	Boston Scientific Corp.(b)	3,342

Schedule of Investments(a)

189	Bristol-Myers Squibb Co.	$8,575
318	Cardinal Health, Inc.	13,378
96	Celgene Corp.(b)	9,004
93	Centene Corp.(b)	5,371
40	Cerner Corp.(b)	2,799
52	Cigna Corp.	7,697
628	Community Health Systems, Inc.(b)(c)	1,670
5	Cooper Cos., Inc. (The)	1,489
15	Covetrus, Inc.(b)	370
591	CVS Health Corp.	30,951
78	Danaher Corp.	10,297
63	DaVita, Inc.(b)	2,735
46	DENTSPLY SIRONA, Inc.	2,478
15	Edwards Lifesciences Corp.(b)	2,561
136	Eli Lilly & Co.	15,768
16	Encompass Health Corp.	943
555	Gilead Sciences, Inc.	34,549
72	HCA Healthcare, Inc.	8,709
34	Henry Schein, Inc.(b)	2,192
32	Humana, Inc.	7,836
6	Illumina, Inc.(b)	1,841
6	Intuitive Surgical, Inc.(b)	2,789
12	IQVIA Holdings, Inc.(b)	1,630
6	Jazz Pharmaceuticals PLC(b)	753
444	Johnson & Johnson	58,231
16	Laboratory Corp. of America Holdings(b)	2,602
181	McKesson Corp.	22,107
24	MEDNAX, Inc.(b)	592
253	Medtronic PLC	23,423
516	Merck & Co., Inc.	40,872
3	Mettler-Toledo International, Inc.(b)	2,169
22	Molina Healthcare, Inc.(b)	3,130
78	Owens & Minor, Inc.	210
55	Patterson Cos., Inc.	1,156
28	Perrigo Co. PLC	1,177
1,174	Pfizer, Inc.	48,744
30	Quest Diagnostics, Inc.	2,877
6	Regeneron Pharmaceuticals, Inc.(b)	1,810
25	Stryker Corp.	4,581
82	Tenet Healthcare Corp.(b)	1,637
42	Thermo Fisher Scientific, Inc.	11,213
12	United Therapeutics Corp.(b)	1,008
153	UnitedHealth Group, Inc.	36,995
25	Universal Health Services, Inc., Class B	2,989
12	Varian Medical Systems, Inc.(b)	1,515
7	Waters Corp.(b)	1,405
12	WellCare Health Plans, Inc.(b)	3,314
39	Zimmer Biomet Holdings, Inc.	4,443
22	Zoetis, Inc.	2,223

		569,053

	Industrials - 12.0%
100	3M Co.	15,975
16	A.O. Smith Corp.	648
10	Acuity Brands, Inc.	1,237
82	AECOM(b)	2,616
22	AGCO Corp.	1,464
30	Allison Transmission Holdings, Inc.	1,242
91	American Airlines Group, Inc.	2,478
27	AMETEK, Inc.	2,211
114	Arconic, Inc.	2,496
16	Arcosa, Inc.	542
70	Avis Budget Group, Inc.(b)	1,985
92	Boeing Co. (The)	31,428
28	C.H. Robinson Worldwide, Inc.	2,230
12	Carlisle Cos., Inc.	1,600
91	Caterpillar, Inc.	10,903
10	Cintas Corp.	2,218

115	CSX Corp.	$8,564
45	Cummins, Inc.	6,784
60	Deere & Co.	8,410
70	Delta Air Lines, Inc.	3,605
27	Dover Corp.	2,414
111	Eaton Corp. PLC	8,268
16	EMCOR Group, Inc.	1,289
108	Emerson Electric Co.	6,506
12	Equifax, Inc.	1,451
30	Expeditors International of Washington, Inc.	2,088
56	Fastenal Co.	1,713
58	FedEx Corp.	8,948
64	Fluor Corp.	1,774
30	Fortune Brands Home & Security, Inc.	1,442
52	General Dynamics Corp.	8,363
3,832	General Electric Co.	36,174
16	Harris Corp.	2,995
19	HD Supply Holdings, Inc.(b)	788
205	Hertz Global Holdings, Inc.(b)	2,884
109	Honeywell International, Inc.	17,910
13	Hubbell, Inc.	1,489
9	Huntington Ingalls Industries, Inc.	1,846
48	Illinois Tool Works, Inc.	6,703
55	Ingersoll-Rand PLC	6,509
12	J.B. Hunt Transport Services, Inc.	1,022
37	Jacobs Engineering Group, Inc.	2,786
235	Johnson Controls International PLC	9,052
19	Kansas City Southern	2,152
21	KAR Auction Services, Inc.	1,181
18	L3 Technologies, Inc.	4,357
46	Lockheed Martin Corp.	15,573
40	Macquarie Infrastructure Corp.	1,595
42	ManpowerGroup, Inc.	3,592
49	Masco Corp.	1,711
12	MSC Industrial Direct Co., Inc., Class A	848
100	Nielsen Holdings PLC	2,273
48	Norfolk Southern Corp.	9,367
27	Northrop Grumman Corp.	8,188
19	Oshkosh Corp.	1,353
34	Owens Corning	1,648
88	PACCAR, Inc.	5,792
21	Parker-Hannifin Corp.	3,199
70	Quanta Services, Inc.	2,433
40	Raytheon Co.	6,980
70	Republic Services, Inc.	5,921
16	Resideo Technologies, Inc.(b)	315
21	Robert Half International, Inc.	1,127
15	Rockwell Automation, Inc.	2,233
7	Roper Technologies, Inc.	2,407
33	Ryder System, Inc.	1,666
9	Snap-on, Inc.	1,403
39	Southwest Airlines Co.	1,856
28	Spirit AeroSystems Holdings, Inc., Class A	2,269
31	Stanley Black & Decker, Inc.	3,944
18	Stericycle, Inc.(b)	835
25	Terex Corp.	669
46	Textron, Inc.	2,084
4	TransDigm Group, Inc.(b)	1,764
52	Trinity Industries, Inc.	1,002
115	Union Pacific Corp.	19,180
40	United Continental Holdings, Inc.(b)	3,106
160	United Parcel Service, Inc., Class B	14,867
15	United Rentals, Inc.(b)	1,651
183	United Technologies Corp.	23,113
36	Univar, Inc.(b)	720
10	Verisk Analytics, Inc.	1,400

Schedule of Investments(a)

12	W.W. Grainger, Inc.	$3,140
76	Waste Management, Inc.	8,311
19	WESCO International, Inc.(b)	890
19	XPO Logistics, Inc.(b)	990
18	Xylem, Inc.	1,336

		423,491

	Information Technology - 18.7%
90	Accenture PLC, Class A	16,026
18	Adobe, Inc.(b)	4,876
22	Akamai Technologies, Inc.(b)	1,658
18	Alliance Data Systems Corp.	2,475
31	Amdocs Ltd.	1,842
115	Amkor Technology, Inc.(b)	745
28	Amphenol Corp., Class A	2,436
16	Anixter International, Inc.(b)	854
6	ANSYS, Inc.(b)	1,077
724	Apple, Inc.	126,751
133	Applied Materials, Inc.	5,146
52	Arrow Electronics, Inc.(b)	3,258
9	Autodesk, Inc.(b)	1,448
49	Automatic Data Processing, Inc.	7,846
79	Avnet, Inc.	3,226
25	Booz Allen Hamilton Holding Corp.	1,579
45	Broadcom, Inc.	11,324
10	Broadridge Financial Solutions, Inc.	1,249
39	Cadence Design Systems, Inc.(b)	2,479
18	CDK Global, Inc.	871
34	CDW Corp.	3,347
820	Cisco Systems, Inc.	42,665
16	Citrix Systems, Inc.	1,506
67	Cognizant Technology Solutions Corp., Class A	4,149
39	CommScope Holding Co., Inc.(b)	630
393	Corning, Inc.	11,334
21	DXC Technology Co.	998
10	F5 Networks, Inc.(b)	1,321
36	Fidelity National Information Services, Inc.	4,331
138	First Data Corp., Class A(b)	3,508
18	First Solar, Inc.(b)	1,045
54	Fiserv, Inc.(b)	4,636
9	FleetCor Technologies, Inc.(b)	2,324
10	Global Payments, Inc.	1,540
733	Hewlett Packard Enterprise Co.	10,057
544	HP, Inc.	10,162
714	Intel Corp.	31,444
237	International Business Machines Corp.	30,097
24	Intuit, Inc.	5,876
96	Jabil, Inc.	2,361
96	Juniper Networks, Inc.	2,362
13	KLA-Tencor Corp.	1,340
15	Lam Research Corp.	2,619
28	Leidos Holdings, Inc.	2,109
87	Marvell Technology Group Ltd.	1,940
57	Mastercard, Inc., Class A	14,335
30	Maxim Integrated Products, Inc.	1,578
19	Microchip Technology, Inc.	1,521
123	Micron Technology, Inc.(b)	4,011
812	Microsoft Corp.	100,428
42	Motorola Solutions, Inc.	6,298
73	NCR Corp.(b)	2,234
40	NetApp, Inc.	2,368
15	NVIDIA Corp.	2,032
46	ON Semiconductor Corp.(b)	817
550	Oracle Corp.	27,830
7	Palo Alto Networks, Inc.(b)	1,401
31	Paychex, Inc.	2,659
82	PayPal Holdings, Inc.(b)	8,999

31	Qorvo, Inc.(b)	$1,897
376	QUALCOMM, Inc.	25,124
9	Red Hat, Inc.(b)	1,659
22	salesforce.com, Inc.(b)	3,331
42	Sanmina Corp.(b)	1,117
69	Seagate Technology PLC	2,888
25	Skyworks Solutions, Inc.	1,666
268	Symantec Corp.	5,020
15	SYNNEX Corp.	1,301
18	Synopsys, Inc.(b)	2,096
37	Tech Data Corp.(b)	3,354
25	Teradyne, Inc.	1,053
97	Texas Instruments, Inc.	10,118
15	Total System Services, Inc.	1,853
30	Trimble, Inc.(b)	1,197
9	VeriSign, Inc.(b)	1,755
151	Visa, Inc., Class A	24,361
21	VMware, Inc., Class A	3,717
61	Western Digital Corp.	2,270
123	Western Union Co. (The)	2,386
13	Worldpay, Inc., Class A(b)	1,581
88	Xerox Corp.	2,694
30	Xilinx, Inc.	3,069

		662,885

	Materials - 2.7%
27	Air Products & Chemicals, Inc.	5,497
12	Albemarle Corp.	760
21	Ashland Global Holdings, Inc.	1,572
18	Avery Dennison Corp.	1,873
48	Ball Corp.	2,947
28	Bemis Co., Inc.	1,634
24	Berry Global Group, Inc.(b)	1,128
24	Celanese Corp.	2,278
51	CF Industries Holdings, Inc.	2,052
24	Chemours Co. (The)	506
34	Crown Holdings, Inc.(b)	1,885
28	Domtar Corp.	1,177
85	Dow, Inc.	3,975
258	DowDuPont, Inc.(b)	7,874
30	Eastman Chemical Co.	1,948
39	Ecolab, Inc.	7,180
264	Freeport-McMoRan, Inc.	2,563
82	Graphic Packaging Holding Co.	1,066
49	Huntsman Corp.	851
10	International Flavors & Fragrances, Inc.(c)	1,354
112	International Paper Co.	4,645
34	Linde PLC (United Kingdom)	6,139
10	Martin Marietta Materials, Inc.	2,105
139	Mosaic Co. (The)	2,984
100	Newmont Goldcorp Corp.	3,309
69	Nucor Corp.	3,312
33	Olin Corp.	647
63	Owens-Illinois, Inc.	1,008
16	Packaging Corp. of America	1,425
48	PPG Industries, Inc.	5,023
21	Reliance Steel & Aluminum Co.	1,749
25	RPM International, Inc.	1,338
45	Sealed Air Corp.	1,885
9	Sherwin-Williams Co. (The)	3,775
24	Sonoco Products Co.	1,484
36	Steel Dynamics, Inc.	905
51	United States Steel Corp.	603
13	Vulcan Materials Co.	1,624
93	WestRock Co.	3,032

		97,112

	Real Estate - 0.7%
43	CBRE Group, Inc., Class A(b)	1,965

Schedule of Investments(a)

18	Digital Realty Trust, Inc.	$2,119
6	Equinix, Inc.	2,915
42	Hospitality Properties Trust	1,044
160	Host Hotels & Resorts, Inc.	2,898
34	Iron Mountain, Inc.	1,042
7	Jones Lang LaSalle, Inc.	871
15	Lamar Advertising Co., Class A	1,173
19	Public Storage	4,520
52	Realogy Holdings Corp.(c)	369
12	SBA Communications Corp.(b)	2,597
135	Weyerhaeuser Co.	3,078

		24,591

	Utilities - 4.0%
388	AES Corp.	6,130
42	Alliant Energy Corp.	1,993
69	Ameren Corp.	5,061
129	American Electric Power Co., Inc.	11,110
18	Atmos Energy Corp.	1,832
123	CenterPoint Energy, Inc.	3,498
63	CMS Energy Corp.	3,535
88	Consolidated Edison, Inc.	7,594
49	DTE Energy Co.	6,148
117	Edison International	6,946
78	Entergy Corp.	7,571
58	Evergy, Inc.	3,372
79	Eversource Energy	5,833
375	Exelon Corp.	18,030
208	FirstEnergy Corp.	8,578
49	MDU Resources Group, Inc.	1,209
87	NiSource, Inc.	2,423
117	NRG Energy, Inc.	3,983
46	OGE Energy Corp.	1,912
28	Pinnacle West Capital Corp.	2,630
27	Portland General Electric Co.	1,427
130	Public Service Enterprise Group, Inc.	7,639
58	Sempra Energy	7,624
42	UGI Corp.	2,168
74	WEC Energy Group, Inc.	5,961
135	Xcel Energy, Inc.	7,741

		141,948

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $3,737,348)-99.9%	3,537,195

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 0.4%
10,443	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(d)(e)	10,443
3,605	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	3,606

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,049)	14,049

	Total Investments in Securities (Cost $3,751,397)-100.3%	3,551,244
	Other assets less liabilities-(0.3)%	(12,057)

	Net Assets-100.0%	$3,539,187

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

Invesco RAFITM Strategic US Small Company ETF (IUSS)

May 31, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 100.0%
	Communication Services - 5.1%
24	ATN International, Inc.	$1,404
27	Boingo Wireless, Inc.(b)	510
3	Cable One, Inc.	3,351
72	Cincinnati Bell, Inc.(b)	461
154	Cinemark Holdings, Inc.	5,851
477	Clear Channel Outdoor Holdings, Inc.(b)	2,423
25	Cogent Communications Holdings, Inc.	1,463
208	Consolidated Communications Holdings, Inc.(c)	832
127	E.W. Scripps Co. (The), Class A	1,933
157	Entercom Communications Corp., Class A	909
309	Entravision Communications Corp., Class A	908
380	Gannett Co., Inc.	2,987
29	Glu Mobile, Inc.(b)	231
55	Gogo, Inc.(b)(c)	269
162	Gray Television, Inc.(b)	2,791
60	John Wiley & Sons, Inc., Class A	2,507
216	Liberty TripAdvisor Holdings, Inc., Series A(b)	2,300
218	Lions Gate Entertainment Corp., Class A	3,220
16	Madison Square Garden Co. (The), Class A(b)	4,733
33	Marcus Corp. (The)	1,154
62	Match Group, Inc.(c)	4,256
182	MDC Partners, Inc., Class A(b)	510
75	Meredith Corp.(c)	3,883
15	MSG Networks, Inc., Class A(b)	317
115	National CineMedia, Inc.	753
6	Netflix, Inc.(b)	2,060
141	New Media Investment Group, Inc.	1,301
88	New York Times Co. (The), Class A	2,800
56	Nexstar Media Group, Inc., Class A	5,608
39	ORBCOMM, Inc.(b)	261
24	QuinStreet, Inc.(b)	368
9	Rosetta Stone, Inc.(b)	222
65	Scholastic Corp.	2,151
48	Shenandoah Telecommunications Co.	1,930
180	Sinclair Broadcast Group, Inc., Class A	9,662
37	Spok Holdings, Inc.	572
35	Take-Two Interactive Software, Inc.(b)	3,785
11	TechTarget, Inc.(b)	208
515	TEGNA, Inc.	7,797
40	Tribune Publishing Co.(b)	393
93	TripAdvisor, Inc.(b)	3,931
36	TrueCar, Inc.(b)	235
57	United States Cellular Corp.(b)	2,482
132	Vonage Holdings Corp.(b)	1,563
23	World Wrestling Entertainment, Inc., Class A	1,673
40	Yelp, Inc.(b)	1,229
158	Zayo Group Holdings, Inc.(b)	5,167
33	Zillow Group, Inc., Class C(b)(c)	1,420
739	Zynga, Inc., Class A(b)	4,648

		111,422

	Consumer Discretionary - 14.9%
119	Aaron’s, Inc.	$6,338
161	Abercrombie & Fitch Co., Class A	2,785
84	Adtalem Global Education, Inc.(b)	3,693
232	American Eagle Outfitters, Inc.	4,037
119	American Outdoor Brands Corp.(b)	998
14	American Public Education, Inc.(b)	392
13	America’s Car-Mart, Inc.(b)	1,119
78	Asbury Automotive Group, Inc.(b)	5,787
1,610	Ascena Retail Group, Inc.(b)	1,690
525	Barnes & Noble, Inc.	2,305
104	BBX Capital Corp.	425
134	Beazer Homes USA, Inc.(b)	1,217
111	Big 5 Sporting Goods Corp.(c)	222
2	Biglari Holdings, Inc., Class B(b)	181
38	BJ’s Restaurants, Inc.	1,592
288	Bloomin’ Brands, Inc.	5,561
21	Boot Barn Holdings, Inc.(b)	549
80	Boyd Gaming Corp.	1,914
37	Bright Horizons Family Solutions, Inc.(b)	5,071
110	Brinker International, Inc.	4,133
49	Buckle, Inc. (The)	737
40	Build-A-Bear Workshop, Inc.(b)	202
85	Caleres, Inc.	1,603
86	Callaway Golf Co.	1,264
38	Career Education Corp.(b)	713
78	Carrols Restaurant Group, Inc.(b)	665
83	Cato Corp. (The), Class A	1,028
5	Cavco Industries, Inc.(b)	718
24	Century Communities, Inc.(b)	641
77	Cheesecake Factory, Inc. (The)	3,330
18	Chegg, Inc.(b)	674
299	Chico’s FAS, Inc.	1,008
27	Children’s Place, Inc. (The)	2,502
17	Choice Hotels International, Inc.	1,399
36	Churchill Downs, Inc.	3,549
18	Chuy’s Holdings, Inc.(b)	398
29	Citi Trends, Inc.	397
24	Columbia Sportswear Co.	2,251
54	Conn’s, Inc.(b)	969
38	Container Store Group, Inc. (The)(b)(c)	267
166	Cooper Tire & Rubber Co.	4,578
32	Cooper-Standard Holdings, Inc.(b)	1,237
33	Cracker Barrel Old Country Store, Inc.	5,184
87	Crocs, Inc.(b)	1,681
35	CSS Industries, Inc.	166
73	Dave & Buster’s Entertainment, Inc.	3,631
30	Deckers Outdoor Corp.(b)	4,563
59	Del Frisco’s Restaurant Group, Inc.(b)(c)	405
77	Denny’s Corp.(b)	1,515
146	Designer Brands, Inc., Class A	2,641
22	Dine Brands Global, Inc.	2,077
27	Dorman Products, Inc.(b)	2,205
54	Drive Shack, Inc.(b)	246
14	Duluth Holdings, Inc., Class B(b)(c)	209
65	Dunkin’ Brands Group, Inc.	4,824
35	El Pollo Loco Holdings, Inc.(b)	367
29	Eldorado Resorts, Inc.(b)	1,426
46	Ethan Allen Interiors, Inc.	976
32	Etsy, Inc.(b)	1,994
254	Express, Inc.(b)	765
33	Fiesta Restaurant Group, Inc.(b)	468
19	Five Below, Inc.(b)	2,446
145	Fossil Group, Inc.(b)	1,420
17	Fox Factory Holding Corp.(b)	1,139
143	Francesca’s Holdings Corp.(b)	68
41	frontdoor, Inc.(b)	1,649

Schedule of Investments(a)

139	FTD Cos., Inc.(b)	$106
77	Genesco, Inc.(b)	3,463
37	Gentherm, Inc.(b)	1,383
57	G-III Apparel Group Ltd.(b)	1,467
682	GNC Holdings, Inc., Class A(b)(c)	955
15	Golden Entertainment, Inc.(b)(c)	193
211	GoPro, Inc., Class A(b)	1,329
9	Graham Holdings Co., Class B	6,125
23	Grand Canyon Education, Inc.(b)	2,757
517	Groupon, Inc.(b)	1,825
19	GrubHub, Inc.(b)	1,238
92	Guess?, Inc.	1,488
55	Haverty Furniture Cos., Inc.	958
35	Helen of Troy Ltd.(b)	4,676
54	Hibbett Sports, Inc.(b)	1,194
16	Hooker Furniture Corp.	429
335	Houghton Mifflin Harcourt Co.(b)	1,889
45	Hovnanian Enterprises, Inc., Class A(b)(c)	427
11	Installed Building Products, Inc.(b)	566
66	International Speedway Corp., Class A	2,954
21	iRobot Corp.(b)(c)	1,829
43	Jack in the Box, Inc.	3,578
9	Johnson Outdoors, Inc., Class A	664
82	K12, Inc.(b)	2,507
209	KB Home	5,252
56	Kirkland’s, Inc.(b)	226
27	Lands’ End, Inc.(b)	334
82	La-Z-Boy, Inc.	2,640
28	LCI Industries	2,320
7	LGI Homes, Inc.(b)	477
113	Libbey, Inc.(b)	210
24	Lindblad Expeditions Holdings, Inc.(b)	392
33	Liquidity Services, Inc.(b)	185
40	Lululemon Athletica, Inc.(b)	6,624
62	M/I Homes, Inc.(b)	1,698
9	Malibu Boats, Inc., Class A(b)	323
8	Marine Products Corp.	111
46	MarineMax, Inc.(b)	717
40	Marriott Vacations Worldwide Corp.	3,596
103	MDC Holdings, Inc.	3,237
8	MercadoLibre, Inc. (Argentina)(b)	4,564
61	Meritage Homes Corp.(b)	3,056
223	Michaels Cos., Inc. (The)(b)	2,032
95	Modine Manufacturing Co.(b)	1,221
7	Monarch Casino & Resort, Inc.(b)	301
32	Monro, Inc.	2,551
22	Motorcar Parts of America, Inc.(b)	390
25	Movado Group, Inc.	644
37	Nautilus, Inc.(b)	100
22	Noodles & Co.(b)	159
17	Ollie’s Bargain Outlet Holdings, Inc.(b)	1,678
23	Overstock.com, Inc.(b)(c)	220
20	Oxford Industries, Inc.	1,425
43	Papa John’s International, Inc.(c)	2,084
97	Party City Holdco, Inc.(b)	766
125	Penn National Gaming, Inc.(b)	2,356
14	PetMed Express, Inc.(c)	245
748	Pier 1 Imports, Inc.(b)	434
36	Planet Fitness, Inc., Class A(b)	2,753
26	Pool Corp.	4,674
36	Quotient Technology, Inc.(b)	380
28	Red Robin Gourmet Burgers, Inc.(b)	716
89	Regis Corp.(b)	1,659
235	Rent-A-Center, Inc.(b)	5,607
28	Ruth’s Hospitality Group, Inc.	640
384	Sally Beauty Holdings, Inc.(b)(c)	5,829
18	Scientific Games Corp.(b)	344

93	SeaWorld Entertainment, Inc.(b)	$2,976
83	ServiceMaster Global Holdings, Inc.(b)	4,482
9	Shake Shack, Inc., Class A(b)	552
42	Shoe Carnival, Inc.(c)	1,079
31	Shutterfly, Inc.(b)	1,472
14	Shutterstock, Inc.	533
160	Skechers U.S.A., Inc., Class A(b)	4,469
94	Sleep Number Corp.(b)	3,272
245	Sonic Automotive, Inc., Class A	4,270
56	Sotheby’s(b)	1,888
25	Speedway Motorsports, Inc.	454
9	Stamps.com, Inc.(b)	302
33	Standard Motor Products, Inc.	1,399
82	Steven Madden Ltd.	2,481
28	Stoneridge, Inc.(b)	729
16	Strategic Education, Inc.	2,816
27	Sturm Ruger & Co., Inc.	1,342
75	Superior Industries International, Inc.	277
90	Tailored Brands, Inc.	473
87	Tempur Sealy International, Inc.(b)	5,551
60	Texas Roadhouse, Inc.	3,076
59	Tile Shop Holdings, Inc.	247
39	TopBuild Corp.(b)	3,092
68	Tower International, Inc.	1,185
234	TRI Pointe Group, Inc.(b)	2,878
78	Tupperware Brands Corp.	1,452
25	Unifi, Inc.(b)	471
29	Universal Electronics, Inc.(b)	1,142
86	Urban Outfitters, Inc.(b)	1,932
23	Vail Resorts, Inc.	4,948
43	Vera Bradley, Inc.(b)	471
295	Vista Outdoor, Inc.(b)	2,263
37	Visteon Corp.(b)	1,647
33	Wayfair, Inc., Class A(b)	4,752
5	Weight Watchers International, Inc.(b)	86
252	Wendy’s Co. (The)	4,634
89	William Lyon Homes, Class A(b)	1,650
10	Wingstop, Inc.	797
2	Winmark Corp.	330
42	Winnebago Industries, Inc.	1,350
122	Wolverine World Wide, Inc.	3,409
213	Zovio, Inc., Class A(b)	873
30	Zumiez, Inc.(b)	593

		325,469

	Consumer Staples - 4.1%
10	Alico, Inc.	258
96	Andersons, Inc. (The)	2,608
1,921	Avon Products, Inc. (United Kingdom)(b)	7,223
87	B&G Foods, Inc.(c)	1,910
10	Boston Beer Co., Inc. (The), Class A(b)	3,143
11	Calavo Growers, Inc.	962
25	Cal-Maine Foods, Inc.	926
57	Central Garden & Pet Co., Class A(b)	1,457
29	Chefs’ Warehouse, Inc. (The)(b)	918
19	Coca-Cola Consolidated, Inc.	5,738
301	Darling Ingredients, Inc.(b)	5,689
543	Dean Foods Co.	597
131	Edgewell Personal Care Co.(b)	3,739
51	Energizer Holdings, Inc.	2,087
16	Farmer Brothers Co.(b)	293
256	Flowers Foods, Inc.	5,727
83	Fresh Del Monte Produce, Inc.	2,077
7	Freshpet, Inc.(b)	325
141	Hain Celestial Group, Inc. (The)(b)	2,875
140	Hostess Brands, Inc.(b)	1,875
113	Ingles Markets, Inc., Class A	3,369
11	Inter Parfums, Inc.	713

Schedule of Investments(a)

12	J&J Snack Foods Corp.	$1,930
20	John B. Sanfilippo & Son, Inc.	1,533
16	Lancaster Colony Corp.	2,301
4	Medifast, Inc.	516
5	MGP Ingredients, Inc.(c)	301
5	National Beverage Corp.	226
26	Natural Grocers by Vitamin Cottage, Inc.(b)	267
61	Nu Skin Enterprises, Inc., Class A	2,848
125	Pilgrim’s Pride Corp.(b)	3,196
27	PriceSmart, Inc.	1,312
44	Sanderson Farms, Inc.	6,015
40	Seneca Foods Corp., Class A(b)	988
790	Smart & Final Stores, Inc.(b)	5,143
27	Tootsie Roll Industries, Inc.	1,025
66	Universal Corp.	3,730
8	USANA Health Sciences, Inc.(b)	566
105	Vector Group Ltd.	940
7	WD-40 Co.	1,094
41	Weis Markets, Inc.	1,550

		89,990

	Energy - 3.2%
53	Arch Coal, Inc., Class A(c)	4,672
188	Archrock, Inc.	1,668
35	Basic Energy Services, Inc.(b)	67
9	Bonanza Creek Energy, Inc.(b)	176
47	C&J Energy Services, Inc.(b)	557
36	California Resources Corp.(b)(c)	583
188	Callon Petroleum Co.(b)	1,175
26	CARBO Ceramics, Inc.(b)	37
62	Carrizo Oil & Gas, Inc.(b)	631
64	Cheniere Energy, Inc.(b)	4,044
1,373	Chesapeake Energy Corp.(b)(c)	2,636
244	Clean Energy Fuels Corp.(b)	652
45	Continental Resources, Inc.(b)	1,575
10	Covia Holdings Corp.(b)(c)	29
111	Delek US Holdings, Inc.	3,398
498	Denbury Resources, Inc.(b)	717
5	DMC Global, Inc.	338
43	Dril-Quip, Inc.(b)	1,774
13	Era Group, Inc.(b)	96
57	Exterran Corp.(b)	787
81	Forum Energy Technologies, Inc.(b)	309
279	Frontline Ltd. (Norway)(b)	2,187
16	Geospace Technologies Corp.(b)	200
143	Green Plains, Inc.	1,866
18	Gulf Island Fabrication, Inc.(b)	144
468	Gulfport Energy Corp.(b)	2,560
245	Halcon Resources Corp.(b)	52
218	Helix Energy Solutions Group, Inc.(b)	1,474
80	HighPoint Resources Corp.(b)	150
160	Laredo Petroleum, Inc.(b)	422
53	Matador Resources Co.(b)	871
53	Matrix Service Co.(b)	959
165	McDermott International, Inc.(b)	997
11	Montage Resources Corp.(b)(c)	86
600	Nabors Industries Ltd.	1,416
9	NACCO Industries, Inc., Class A	450
83	Newpark Resources, Inc.(b)	580
341	Oasis Petroleum, Inc.(b)	1,773
155	Oceaneering International, Inc.(b)	2,542
48	Oil States International, Inc.(b)	799
118	Par Pacific Holdings, Inc.(b)	2,313
181	Parsley Energy, Inc., Class A(b)	3,227
221	Patterson-UTI Energy, Inc.	2,349
78	PDC Energy, Inc.(b)	2,381
8	Penn Virginia Corp.(b)	244
66	Pioneer Energy Services Corp.(b)	21

111	Renewable Energy Group, Inc.(b)	$1,736
9	REX American Resources Corp.(b)	607
21	RigNet, Inc.(b)	175
26	Ring Energy, Inc.(b)	92
33	RPC, Inc.(c)	246
87	SandRidge Energy, Inc.(b)	599
79	Scorpio Tankers, Inc. (Monaco)	2,056
25	SEACOR Holdings, Inc.(b)	1,040
136	SemGroup Corp., Class A	1,715
172	SM Energy Co.	2,000
133	SRC Energy, Inc.(b)	630
171	Superior Energy Services, Inc.(b)	277
20	Talos Energy, Inc.(b)	467
160	TETRA Technologies, Inc.(b)	246
1	Texas Pacific Land Trust	737
107	Unit Corp.(b)	1,029
86	US Silica Holdings, Inc.	893
16	W&T Offshore, Inc.(b)	67

		70,596

	Financials - 7.8%
30	AMERISAFE, Inc.	1,787
65	Argo Group International Holdings Ltd.	4,582
75	Artisan Partners Asset Management, Inc., Class A	1,774
452	BGC Partners, Inc., Class A	2,124
26	Blucora, Inc.(b)	805
195	Brown & Brown, Inc.	6,156
49	Cboe Global Markets, Inc.	5,318
92	Citizens, Inc.(b)	590
16	Cohen & Steers, Inc.	820
137	Compass Diversified Holdings LP	2,130
46	Cowen, Inc., Class A(b)	697
22	Crawford & Co., Class A(c)	180
10	Credit Acceptance Corp.(b)	4,564
3	Diamond Hill Investment Group, Inc.	431
45	Donegal Group, Inc., Class A	650
68	Eaton Vance Corp.	2,599
7	eHealth, Inc.(b)	494
21	EMC Insurance Group, Inc.	758
49	Employers Holdings, Inc.	2,035
36	Encore Capital Group, Inc.(b)	1,236
66	Enova International, Inc.(b)	1,409
23	Erie Indemnity Co., Class A	4,891
85	Essent Group Ltd.(b)	3,991
36	Evercore, Inc., Class A	2,780
84	EZCORP, Inc., Class A(b)	738
27	FactSet Research Systems, Inc.	7,511
156	Federated Investors, Inc., Class B	4,763
41	FirstCash, Inc.	3,884
21	GAMCO Investors, Inc., Class A	358
29	Green Dot Corp., Class A(b)	1,346
44	Greenhill & Co., Inc.	659
49	Heritage Insurance Holdings, Inc.	717
55	Houlihan Lokey, Inc.	2,487
65	James River Group Holdings Ltd.	2,899
49	Kemper Corp.	4,067
182	Ladenburg Thalmann Financial Services, Inc.	582
118	LendingClub Corp.(b)	354
2	LendingTree, Inc.(b)(c)	752
83	LPL Financial Holdings, Inc.	6,658
565	Maiden Holdings Ltd.	305
10	MarketAxess Holdings, Inc.	2,978
63	Mercury General Corp.	3,632
502	MGIC Investment Corp.(b)	6,802
62	Moelis & Co., Class A	1,970
10	Morningstar, Inc.	1,400

Schedule of Investments(a)

114	National General Holdings Corp.	$2,590
52	NMI Holdings, Inc., Class A(b)	1,418
120	On Deck Capital, Inc.(b)	482
20	Oppenheimer Holdings, Inc., Class A	493
34	Piper Jaffray Cos.	2,408
11	PJT Partners, Inc., Class A	406
40	PRA Group, Inc.(b)	1,104
50	Primerica, Inc.	5,743
129	ProAssurance Corp.	4,840
29	Protective Insurance Corp., Class B	497
301	Radian Group, Inc.	6,757
43	RLI Corp.	3,693
20	Safety Insurance Group, Inc.	1,823
89	SEI Investments Co.	4,472
81	Selective Insurance Group, Inc.	5,804
26	State Auto Financial Corp.	889
55	Stewart Information Services Corp.	2,262
99	Stifel Financial Corp.	5,309
112	Third Point Reinsurance Ltd. (Bermuda)(b)	1,138
5	Trupanion, Inc.(b)(c)	147
45	United Fire Group, Inc.	2,112
19	United Insurance Holdings Corp.	256
47	Universal Insurance Holdings, Inc.	1,365
42	Virtu Financial, Inc., Class A	967
10	Virtus Investment Partners, Inc.	1,016
155	Waddell & Reed Financial, Inc., Class A	2,503
22	Walker & Dunlop, Inc.	1,106
9	Westwood Holdings Group, Inc.	263
55	WisdomTree Investments, Inc.	331
14	World Acceptance Corp.(b)	1,852

		171,709

	Health Care - 9.0%
14	AAC Holdings, Inc.(b)(c)	13
4	ABIOMED, Inc.(b)	1,048
123	Acadia Healthcare Co., Inc.(b)	3,963
51	Accuray, Inc.(b)	189
47	Acorda Therapeutics, Inc.(b)	437
9	Addus HomeCare Corp.(b)	615
12	Akebia Therapeutics, Inc.(b)	53
124	Akorn, Inc.(b)	511
13	Align Technology, Inc.(b)	3,697
34	Alkermes PLC(b)	732
277	Allscripts Healthcare Solutions, Inc.(b)	2,695
71	AMAG Pharmaceuticals, Inc.(b)	677
23	Amedisys, Inc.(b)	2,583
39	AMN Healthcare Services, Inc.(b)	1,889
26	Amneal Pharmaceuticals, Inc.(b)	196
33	Amphastar Pharmaceuticals, Inc.(b)	635
44	AngioDynamics, Inc.(b)	827
5	ANI Pharmaceuticals, Inc.(b)	348
10	Anika Therapeutics, Inc.(b)	380
90	Assertio Therapeutics, Inc.(b)	264
8	AtriCure, Inc.(b)	234
1	Atrion Corp.	883
41	Avanos Medical, Inc.(b)	1,545
1	AxoGen, Inc.(b)	21
37	BioMarin Pharmaceutical, Inc.(b)	3,043
13	Bio-Rad Laboratories, Inc., Class A(b)	3,730
142	BioScrip, Inc.(b)	294
14	Bio-Techne Corp.	2,773
10	BioTelemetry, Inc.(b)	479
679	Brookdale Senior Living, Inc.(b)	4,196
73	Bruker Corp.	3,049
23	Cambrex Corp.(b)	915
10	Cantel Medical Corp.	687
47	Capital Senior Living Corp.(b)	197
8	Cardiovascular Systems, Inc.(b)	312

82	Catalent, Inc.(b)	$3,731
36	Charles River Laboratories International, Inc.(b)	4,516
9	Chemed Corp.	2,951
7	ChemoCentryx, Inc.(b)	79
1	Codexis, Inc.(b)	18
11	Computer Programs & Systems, Inc.	284
20	CONMED Corp.	1,610
16	Corcept Therapeutics, Inc.(b)(c)	156
8	CorVel Corp.(b)	592
62	Cross Country Healthcare, Inc.(b)	441
12	CryoLife, Inc.(b)	345
21	CytomX Therapeutics, Inc.(b)	203
11	DexCom, Inc.(b)	1,334
107	Diplomat Pharmacy, Inc.(b)	494
12	Eagle Pharmaceuticals, Inc.(b)	610
24	Emergent BioSolutions, Inc.(b)	958
3	Enanta Pharmaceuticals, Inc.(b)	271
902	Endo International PLC(b)	4,465
15	Endologix, Inc.(b)	106
53	Ensign Group, Inc. (The)	2,823
34	Evolent Health, Inc., Class A(b)	362
2	Exact Sciences Corp.(b)	207
44	Exelixis, Inc.(b)	862
2	FibroGen, Inc.(b)	72
4	Five Prime Therapeutics, Inc.(b)	34
12	Genomic Health, Inc.(b)	627
7	Glaukos Corp.(b)	451
36	Globus Medical, Inc., Class A(b)	1,415
24	Haemonetics Corp.(b)	2,328
11	Halozyme Therapeutics, Inc.(b)	162
8	HealthEquity, Inc.(b)	523
16	HealthStream, Inc.	400
2	Heska Corp.(b)	140
52	Hill-Rom Holdings, Inc.	5,000
63	HMS Holdings Corp.(b)	1,917
133	Hologic, Inc.(b)	5,853
199	Horizon Therapeutics PLC(b)	4,742
36	ICON PLC (Ireland)(b)	5,096
6	ICU Medical, Inc.(b)	1,277
26	IDEXX Laboratories, Inc.(b)	6,494
29	Incyte Corp.(b)	2,280
36	Innoviva, Inc.(b)	492
3	Inogen, Inc.(b)	193
196	Inovalon Holdings, Inc., Class A(b)(c)	2,703
5	Insulet Corp.(b)	549
13	Insys Therapeutics, Inc.(b)	10
30	Integer Holdings Corp.(b)	2,103
23	Integra LifeSciences Holdings Corp.(b)	1,072
3	Intersect ENT, Inc.(b)	71
8	Intrexon Corp.(b)(c)	39
44	Invacare Corp.	261
21	Ionis Pharmaceuticals, Inc.(b)	1,378
69	Lannett Co., Inc.(b)(c)	363
21	Lantheus Holdings, Inc.(b)	504
6	LeMaitre Vascular, Inc.	155
15	LHC Group, Inc.(b)	1,699
4	Ligand Pharmaceuticals, Inc.(b)	430
27	Luminex Corp.	570
5	MacroGenics, Inc.(b)	92
57	Magellan Health, Inc.(b)	3,764
23	Masimo Corp.(b)	3,007
17	Medidata Solutions, Inc.(b)	1,550
39	Meridian Bioscience, Inc.	441
21	Merit Medical Systems, Inc.(b)	1,084
1	Mesa Laboratories, Inc.	250
16	Momenta Pharmaceuticals, Inc.(b)	186

Schedule of Investments(a)

53	Myriad Genetics, Inc.(b)	$1,313
19	National HealthCare Corp.	1,476
11	National Research Corp.	561
21	Natus Medical, Inc.(b)	523
11	Neogen Corp.(b)	620
23	NeoGenomics, Inc.(b)	499
4	Nevro Corp.(b)	236
47	NextGen Healthcare, Inc.(b)	905
41	NuVasive, Inc.(b)	2,376
21	Omnicell, Inc.(b)	1,668
318	OPKO Health, Inc.(b)(c)	569
23	OraSure Technologies, Inc.(b)	191
13	Pacira BioSciences, Inc.(b)	566
3	Penumbra, Inc.(b)(c)	428
64	PerkinElmer, Inc.	5,526
24	Phibro Animal Health Corp., Class A	710
28	PRA Health Sciences, Inc.(b)	2,428
57	Premier, Inc., Class A(b)	2,095
61	Prestige Consumer Healthcare, Inc.(b)	1,771
25	Providence Service Corp. (The)(b)	1,617
2	PTC Therapeutics, Inc.(b)	80
7	Quidel Corp.(b)	387
18	R1 RCM, Inc.(b)	211
63	RadNet, Inc.(b)	761
1	REGENXBIO, Inc.(b)	43
8	Repligen Corp.(b)	556
52	ResMed, Inc.	5,934
12	Retrophin, Inc.(b)	222
64	RTI Surgical Holdings, Inc.(b)	271
9	Sangamo Therapeutics, Inc.(b)	79
5	Seattle Genetics, Inc.(b)	325
190	Select Medical Holdings Corp.(b)	2,670
9	Spectrum Pharmaceuticals, Inc.(b)	66
4	STAAR Surgical Co.(b)	93
13	Supernus Pharmaceuticals, Inc.(b)	390
27	Surgery Partners, Inc.(b)	231
5	Surmodics, Inc.(b)	203
44	Syneos Health, Inc.(b)	1,814
5	Teladoc Health, Inc.(b)(c)	291
20	Teleflex, Inc.	5,766
26	Tivity Health, Inc.(b)	476
7	US Physical Therapy, Inc.	782
11	Vanda Pharmaceuticals, Inc.(b)	161
25	Veeva Systems, Inc., Class A(b)	3,857
36	Vertex Pharmaceuticals, Inc.(b)	5,982
7	Vocera Communications, Inc.(b)	227
44	West Pharmaceutical Services, Inc.	5,042

		196,303

	Industrials - 21.6%
22	AAON, Inc.	999
42	AAR Corp.	1,264
161	ABM Industries, Inc.	5,836
109	Acacia Research Corp.(b)	340
216	ACCO Brands Corp.	1,588
59	Actuant Corp., Class A	1,306
42	Advanced Drainage Systems, Inc.	1,205
75	Aegion Corp.(b)	1,080
65	Aerojet Rocketdyne Holdings, Inc.(b)	2,508
8	Aerovironment, Inc.(b)	518
94	Air Transport Services Group, Inc.(b)	2,062
12	Alamo Group, Inc.	1,139
64	Alaska Air Group, Inc.	3,725
21	Albany International Corp., Class A	1,471
6	Allegiant Travel Co.	841
53	Allegion PLC	5,144
27	Altra Industrial Motion Corp.	847
12	AMERCO	4,419

15	American Woodmark Corp.(b)	$1,087
43	Apogee Enterprises, Inc.	1,559
46	Applied Industrial Technologies, Inc.	2,499
57	ArcBest Corp.	1,429
34	Argan, Inc.	1,562
131	Armstrong Flooring, Inc.(b)	1,381
37	Armstrong World Industries, Inc.	3,282
42	ASGN, Inc.(b)	2,131
25	Astec Industries, Inc.	736
33	Astronics Corp.(b)	1,342
58	Atlas Air Worldwide Holdings, Inc.(b)	2,053
7	Axon Enterprise, Inc.(b)	467
38	AZZ, Inc.	1,599
314	Babcock & Wilcox Enterprises, Inc.(b)	135
51	Barnes Group, Inc.	2,638
11	Barrett Business Services, Inc.	792
119	Beacon Roofing Supply, Inc.(b)	4,113
143	BMC Stock Holdings, Inc.(b)	2,864
54	Brady Corp., Class A	2,500
119	Briggs & Stratton Corp.	1,119
48	Brink’s Co. (The)	3,696
247	Builders FirstSource, Inc.(b)	3,478
48	BWX Technologies, Inc.	2,234
50	CAI International, Inc.(b)	1,126
27	Casella Waste Systems, Inc., Class A(b)	1,045
67	CBIZ, Inc.(b)	1,327
24	Chart Industries, Inc.(b)	1,839
14	CIRCOR International, Inc.(b)	592
130	Civeo Corp.(b)	177
73	Clean Harbors, Inc.(b)	4,681
126	Colfax Corp.(b)	3,163
23	Columbus McKinnon Corp.	834
41	Comfort Systems USA, Inc.	1,934
51	Commercial Vehicle Group, Inc.(b)	317
43	Continental Building Products, Inc.(b)	981
14	Copa Holdings S.A., Class A (Panama)	1,255
64	Copart, Inc.(b)	4,575
62	Cornerstone Building Brands, Inc.(b)	272
138	Costamare, Inc. (Monaco)	707
8	CoStar Group, Inc.(b)	4,077
219	Covanta Holding Corp.	3,692
12	CRA International, Inc.	449
53	Crane Co.	4,052
13	CSW Industrials, Inc.	831
22	Cubic Corp.	1,241
32	Curtiss-Wright Corp.	3,568
60	Deluxe Corp.	2,232
107	Donaldson Co., Inc.	5,077
18	Douglas Dynamics, Inc.	668
19	DXP Enterprises, Inc.(b)	612
34	Dycom Industries, Inc.(b)	1,774
65	Echo Global Logistics, Inc.(b)	1,279
28	Encore Wire Corp.	1,397
9	Energy Recovery, Inc.(b)	85
52	EnerSys	2,924
48	Ennis, Inc.	889
24	EnPro Industries, Inc.	1,332
23	ESCO Technologies, Inc.	1,607
22	Exponent, Inc.	1,233
53	Federal Signal Corp.	1,266
126	Flowserve Corp.	5,853
11	Forrester Research, Inc.	501
35	Forward Air Corp.	1,954
30	Franklin Electric Co., Inc.	1,315
39	FreightCar America, Inc.(b)	235
61	FTI Consulting, Inc.(b)	5,119
75	GATX Corp.	5,236

Schedule of Investments(a)

45	Genco Shipping & Trading Ltd.(b)	$325
62	Generac Holdings, Inc.(b)	3,419
76	Genesee & Wyoming, Inc., Class A(b)	7,237
32	Gibraltar Industries, Inc.(b)	1,142
44	Global Brass & Copper Holdings, Inc.	1,920
15	Gorman-Rupp Co. (The)	445
28	GP Strategies Corp.(b)	382
86	Graco, Inc.	4,061
55	Granite Construction, Inc.	2,210
159	Great Lakes Dredge & Dock Corp.(b)	1,692
63	Greenbrier Cos., Inc. (The)	1,714
73	Griffon Corp.	1,050
41	H&E Equipment Services, Inc.	997
71	Harsco Corp.(b)	1,775
26	Hawaiian Holdings, Inc.	649
51	Healthcare Services Group, Inc.	1,612
49	Heartland Express, Inc.	876
33	HEICO Corp.	4,012
20	Heidrick & Struggles International, Inc.	607
46	Herc Holdings, Inc.(b)	1,565
97	Herman Miller, Inc.	3,443
78	Hexcel Corp.	5,678
67	Hillenbrand, Inc.	2,494
88	HNI Corp.	2,918
71	Hub Group, Inc., Class A(b)	2,766
39	Huron Consulting Group, Inc.(b)	1,920
25	Hyster-Yale Materials Handling, Inc.	1,099
28	ICF International, Inc.	2,041
40	IDEX Corp.	6,108
91	InnerWorkings, Inc.(b)	308
32	Insperity, Inc.	3,645
21	Insteel Industries, Inc.	384
82	Interface, Inc.	1,187
87	ITT, Inc.	5,013
219	JetBlue Airways Corp.(b)	3,773
20	John Bean Technologies Corp.	2,051
9	Kadant, Inc.	731
31	Kaman Corp.	1,724
170	Kelly Services, Inc., Class A	3,995
86	Kennametal, Inc.	2,644
58	KeyW Holding Corp. (The)(b)	652
34	Kforce, Inc.	1,182
51	Kimball International, Inc., Class B	787
50	Kirby Corp.(b)	3,869
79	Knight-Swift Transportation Holdings, Inc.(c)	2,184
82	Knoll, Inc.	1,610
52	Korn Ferry	2,240
49	Kratos Defense & Security Solutions, Inc.(b)	1,080
32	Landstar System, Inc.	3,080
8	Lawson Products, Inc.(b)	293
22	LB Foster Co., Class A(b)	532
29	Lennox International, Inc.	7,659
53	Lincoln Electric Holdings, Inc.	4,025
8	Lindsay Corp.	635
20	Lydall, Inc.(b)	362
52	Manitowoc Co., Inc. (The)(b)	710
42	Marten Transport Ltd.	740
89	MasTec, Inc.(b)	4,138
85	Matson, Inc.	2,909
46	Matthews International Corp., Class A	1,565
22	McGrath RentCorp.	1,237
32	Mercury Systems, Inc.(b)	2,200
127	Meritor, Inc.(b)	2,560
47	Middleby Corp. (The)(b)	6,132
67	Milacron Holdings Corp.(b)	769
29	Mistras Group, Inc.(b)	401

41	Mobile Mini, Inc.	$1,257
42	Moog, Inc., Class A	3,462
157	MRC Global, Inc.(b)	2,324
27	MSA Safety, Inc.	2,683
119	Mueller Industries, Inc.	3,207
140	Mueller Water Products, Inc., Class A	1,294
14	Multi-Color Corp.	696
29	MYR Group, Inc.(b)	936
7	National Presto Industries, Inc.(c)	685
81	Navigant Consulting, Inc.	1,782
18	Navistar International Corp.(b)	560
31	NN, Inc.	240
28	Nordson Corp.	3,517
158	NOW, Inc.(b)	2,059
5	NV5 Global, Inc.(b)	389
34	Old Dominion Freight Line, Inc.	4,503
2	Omega Flex, Inc.	171
84	Orion Group Holdings, Inc.(b)	207
21	Park-Ohio Holdings Corp.	656
23	Patrick Industries, Inc.(b)	938
28	PGT Innovations, Inc.(b)	419
584	Pitney Bowes, Inc.	2,132
16	Powell Industries, Inc.	551
88	Primoris Services Corp.	1,605
7	Proto Labs, Inc.(b)	702
219	Quad/Graphics, Inc.	1,833
65	Quanex Building Products Corp.	1,008
20	Raven Industries, Inc.	655
12	RBC Bearings, Inc.(b)	1,708
74	Regal Beloit Corp.	5,380
79	Resources Connection, Inc.	1,213
105	Rexnord Corp.(b)	2,763
49	Rollins, Inc.	1,841
764	RR Donnelley & Sons Co.	1,696
112	Rush Enterprises, Inc., Class A	3,950
25	Saia, Inc.(b)	1,475
37	Simpson Manufacturing Co., Inc.	2,251
28	SkyWest, Inc.	1,644
37	SP Plus Corp.(b)	1,148
32	Spartan Motors, Inc.	276
34	Spirit Airlines, Inc.(b)	1,567
35	SPX Corp.(b)	1,041
52	SPX FLOW, Inc.(b)	1,856
12	Standex International Corp.	780
265	Steelcase, Inc., Class A	4,251
12	Sun Hydraulics Corp.	501
38	Sunrun, Inc.(b)	595
12	Systemax, Inc.	247
55	Team, Inc.(b)	799
21	Teledyne Technologies, Inc.(b)	4,952
15	Tennant Co.	864
75	Tetra Tech, Inc.	5,064
22	Thermon Group Holdings, Inc.(b)	484
99	Timken Co. (The)	4,357
88	Titan International, Inc.	371
59	Titan Machinery, Inc.(b)	986
86	Toro Co. (The)	5,604
73	TransUnion	4,784
15	Trex Co., Inc.(b)	897
50	TriMas Corp.(b)	1,433
34	TriNet Group, Inc.(b)	2,155
135	Triumph Group, Inc.	2,618
106	TrueBlue, Inc.(b)	2,251
183	Tutor Perini Corp.(b)	2,661
6	Twin Disc, Inc.(b)	87
17	UniFirst Corp.	2,699
104	Universal Forest Products, Inc.	3,354

Schedule of Investments(a)

13	Universal Logistics Holdings, Inc.	$245
18	US Ecology, Inc.	1,071
25	Valmont Industries, Inc.	2,828
119	Veritiv Corp.(b)	2,102
32	Viad Corp.	2,011
4	Vicor Corp.(b)	121
136	Wabash National Corp.	1,837
43	WABCO Holdings, Inc.(b)	5,629
54	Wabtec Corp.	3,369
32	WageWorks, Inc.(b)	1,599
27	Watsco, Inc.	4,250
32	Watts Water Technologies, Inc., Class A	2,604
62	Welbilt, Inc.(b)	957
62	Werner Enterprises, Inc.	1,729
91	Wesco Aircraft Holdings, Inc.(b)	894
53	Woodward, Inc.	5,773
263	YRC Worldwide, Inc.(b)	1,120

		472,687

	Information Technology - 17.2%
4	2U, Inc.(b)	152
81	3D Systems Corp.(b)(c)	655
26	8x8, Inc.(b)	627
30	A10 Networks, Inc.(b)	183
84	ACI Worldwide, Inc.(b)	2,643
84	ADTRAN, Inc.	1,317
27	Advanced Energy Industries, Inc.(b)	1,355
244	Advanced Micro Devices, Inc.(b)	6,688
14	Agilysys, Inc.(b)	305
8	Alarm.com Holdings, Inc.(b)	466
24	Ambarella, Inc.(b)	910
3	AppFolio, Inc., Class A(b)	289
21	Applied Optoelectronics, Inc.(b)(c)	182
12	Arista Networks, Inc.(b)	2,935
85	Arlo Technologies, Inc.(b)	292
35	Aspen Technology, Inc.(b)	3,976
73	AVX Corp.	1,080
27	Axcelis Technologies, Inc.(b)	400
18	Badger Meter, Inc.	950
26	Bel Fuse, Inc., Class B	449
72	Belden, Inc.	3,686
131	Benchmark Electronics, Inc.	2,894
1	Benefitfocus, Inc.(b)	28
66	Black Knight, Inc.(b)	3,742
18	Blackbaud, Inc.	1,385
19	Bottomline Technologies (DE), Inc.(b)	830
23	Box, Inc., Class A(b)	425
12	Brightcove, Inc.(b)	120
52	Brooks Automation, Inc.	1,845
14	Cabot Microelectronics Corp.	1,365
33	CACI International, Inc., Class A(b)	6,716
29	CalAmp Corp.(b)	295
43	Calix, Inc.(b)	260
9	Carbonite, Inc.(b)	213
76	Cardtronics PLC, Class A(b)	2,295
10	CEVA, Inc.(b)	228
9	ChannelAdvisor Corp.(b)	83
147	Ciena Corp.(b)	5,136
107	Cirrus Logic, Inc.(b)	3,999
17	Cision Ltd.(b)	187
72	Cognex Corp.	2,923
20	Coherent, Inc.(b)	2,201
33	Cohu, Inc.	480
23	CommVault Systems, Inc.(b)	1,059
32	Comtech Telecommunications Corp.	677
15	Control4 Corp.(b)	355
100	CoreLogic, Inc.(b)	3,919
11	Cornerstone OnDemand, Inc.(b)	586

22	Cray, Inc.(b)	$770
94	Cree, Inc.(b)	5,183
41	CSG Systems International, Inc.	1,839
24	CTS Corp.	635
336	Cypress Semiconductor Corp.	5,987
65	Daktronics, Inc.	404
280	Diebold Nixdorf, Inc.(b)	2,380
32	Digi International, Inc.(b)	348
50	Diodes, Inc.(b)	1,546
82	Dolby Laboratories, Inc., Class A	5,082
23	DSP Group, Inc.(b)	321
101	Eastman Kodak Co.(b)(c)	235
15	Ebix, Inc.(c)	704
70	Electronics For Imaging, Inc.(b)	2,565
59	EMCORE Corp.(b)	209
87	Endurance International Group Holdings, Inc.(b)	387
85	Entegris, Inc.	2,919
22	Envestnet, Inc.(b)	1,472
18	EPAM Systems, Inc.(b)	3,107
17	ePlus, Inc.(b)	1,201
43	Euronet Worldwide, Inc.(b)	6,667
30	ExlService Holdings, Inc.(b)	1,778
72	Extreme Networks, Inc.(b)	405
49	Fabrinet (Thailand)(b)	2,089
18	Fair Isaac Corp.(b)	5,326
10	FARO Technologies, Inc.(b)	441
182	Finisar Corp.(b)	3,818
62	FireEye, Inc.(b)	905
370	Fitbit, Inc., Class A(b)	1,713
5	Five9, Inc.(b)	257
89	FLIR Systems, Inc.	4,301
77	FormFactor, Inc.(b)	1,106
83	Fortinet, Inc.(b)	6,016
27	Gartner, Inc.(b)	4,085
167	Genpact Ltd.	6,037
57	GoDaddy, Inc., Class A(b)	4,241
13	GTT Communications, Inc.(b)(c)	309
16	Guidewire Software, Inc.(b)	1,608
28	Hackett Group, Inc. (The)	451
107	Harmonic, Inc.(b)	559
4	HubSpot, Inc.(b)	693
44	II-VI, Inc.(b)	1,383
98	Infinera Corp.(b)	305
23	Inphi Corp.(b)	1,009
90	Insight Enterprises, Inc.(b)	4,633
1	Instructure, Inc.(b)	42
34	InterDigital, Inc.	2,160
26	Internap Corp.(b)(c)	68
14	IPG Photonics Corp.(b)	1,752
42	Itron, Inc.(b)	2,379
38	j2 Global, Inc.	3,203
39	Jack Henry & Associates, Inc.	5,118
276	KBR, Inc.	6,133
56	KEMET Corp.	890
99	Keysight Technologies, Inc.(b)	7,438
129	Knowles Corp.(b)	2,029
87	Kulicke & Soffa Industries, Inc. (Singapore)	1,687
121	Lattice Semiconductor Corp.(b)	1,549
45	Limelight Networks, Inc.(b)	139
13	Littelfuse, Inc.	2,122
16	LivePerson, Inc.(b)	445
67	LiveRamp Holdings, Inc.(b)	3,442
39	LogMeIn, Inc.	2,801
27	Lumentum Holdings, Inc.(b)	1,093

Schedule of Investments(a)

40	MACOM Technology Solutions Holdings, Inc.(b)	$566
34	MagnaChip Semiconductor Corp. (South Korea)(b)(c)	276
53	Manhattan Associates, Inc.(b)	3,470
55	ManTech International Corp., Class A	3,375
59	MAXIMUS, Inc.	4,204
45	MaxLinear, Inc.(b)	953
34	Methode Electronics, Inc.	837
9	MicroStrategy, Inc., Class A(b)	1,196
35	MKS Instruments, Inc.	2,501
93	MoneyGram International, Inc.(b)	129
10	Monolithic Power Systems, Inc.	1,164
33	Monotype Imaging Holdings, Inc.	538
25	MTS Systems Corp.	1,356
15	Nanometrics, Inc.(b)	427
78	National Instruments Corp.	3,010
43	NETGEAR, Inc.(b)	1,084
177	NetScout Systems, Inc.(b)	4,338
4	New Relic, Inc.(b)	401
54	NIC, Inc.	862
11	Novanta, Inc.(b)	880
403	Nuance Communications, Inc.(b)	6,919
16	OneSpan, Inc.(b)	223
26	OSI Systems, Inc.(b)	2,693
20	Park Electrochemical Corp.	299
10	Paycom Software, Inc.(b)	2,121
6	Paylocity Holding Corp.(b)	601
74	PC Connection, Inc.	2,349
24	PDF Solutions, Inc.(b)	292
13	Pegasystems, Inc.	938
41	Perficient, Inc.(b)	1,248
163	Photronics, Inc.(b)	1,322
25	Plantronics, Inc.	1,027
53	Plexus Corp.(b)	2,625
17	Power Integrations, Inc.	1,108
47	Progress Software Corp.	1,925
7	Proofpoint, Inc.(b)	787
29	PTC, Inc.(b)	2,438
50	Pure Storage, Inc., Class A(b)	793
3	Q2 Holdings, Inc.(b)	220
5	QAD, Inc., Class A	216
9	Qualys, Inc.(b)	797
125	Rambus, Inc.(b)	1,420
4	Rapid7, Inc.(b)	209
6	RealNetworks, Inc.(b)	11
21	RealPage, Inc.(b)	1,225
83	Ribbon Communications, Inc.(b)	354
7	RingCentral, Inc., Class A(b)	839
14	Rogers Corp.(b)	1,932
20	Rudolph Technologies, Inc.(b)	461
225	Sabre Corp.	4,563
82	ScanSource, Inc.(b)	2,395
67	Science Applications International Corp.	5,142
31	Semtech Corp.(b)	1,235
24	ServiceNow, Inc.(b)	6,286
54	ServiceSource International, Inc.(b)	56
19	Silicon Laboratories, Inc.(b)	1,778
15	SolarEdge Technologies, Inc.(b)	804
20	Splunk, Inc.(b)	2,280
7	SPS Commerce, Inc.(b)	713
40	Square, Inc., Class A(b)	2,478
94	SS&C Technologies Holdings, Inc.	5,231
80	Stratasys Ltd.(b)	1,753
73	SunPower Corp.(b)(c)	545
77	Sykes Enterprises, Inc.(b)	1,907
82	Synaptics, Inc.(b)	2,169

28	Tableau Software, Inc., Class A(b)	$3,149
23	Telenav, Inc.(b)	172
143	Teradata Corp.(b)	4,911
223	TiVo Corp.	1,606
19	TTEC Holdings, Inc.	754
204	TTM Technologies, Inc.(b)	1,740
10	Tyler Technologies, Inc.(b)	2,133
12	Ubiquiti Networks, Inc.	1,444
49	Ultra Clean Holdings, Inc.(b)	625
58	Unisys Corp.(b)	563
12	Universal Display Corp.(c)	1,763
3	Upland Software, Inc.(b)	140
10	USA Technologies, Inc.(b)(c)	67
3	Varonis Systems, Inc.(b)	188
57	Veeco Instruments, Inc.(b)	655
59	Verint Systems, Inc.(b)	3,348
64	ViaSat, Inc.(b)	5,570
209	Viavi Solutions, Inc.(b)	2,518
25	Virtusa Corp.(b)	1,060
231	Vishay Intertechnology, Inc.	3,520
11	WEX, Inc.(b)	2,078
30	Workday, Inc., Class A(b)	6,124
5	Workiva, Inc.(b)	278
76	Xperi Corp.	1,597
30	Zebra Technologies Corp., Class A(b)	5,143
12	Zendesk, Inc.(b)	1,011

		376,156

	Materials - 5.7%
869	AK Steel Holding Corp.(b)	1,495
119	Allegheny Technologies, Inc.(b)	2,548
25	American Vanguard Corp.	332
62	AptarGroup, Inc.	7,023
185	Axalta Coating Systems Ltd.(b)	4,349
14	Balchem Corp.	1,270
84	Boise Cascade Co.	1,865
84	Cabot Corp.	3,355
52	Carpenter Technology Corp.	2,109
54	Century Aluminum Co.(b)	302
4	Chase Corp.	407
90	Clearwater Paper Corp.(b)	1,450
210	Cleveland-Cliffs, Inc.(c)	1,827
201	Coeur Mining, Inc.(b)	571
199	Commercial Metals Co.	2,657
43	Compass Minerals International, Inc.	2,193
32	Eagle Materials, Inc.	2,754
452	Element Solutions, Inc.(b)	4,276
60	Ferro Corp.(b)	812
127	Flotek Industries, Inc.(b)	386
64	FMC Corp.	4,701
59	FutureFuel Corp.	612
21	GCP Applied Technologies, Inc.(b)	549
45	Gold Resource Corp.	128
79	Greif, Inc., Class A	2,800
60	H.B. Fuller Co.	2,366
19	Hawkins, Inc.	676
15	Haynes International, Inc.	437
563	Hecla Mining Co.	738
29	Innophos Holdings, Inc.	771
23	Innospec, Inc.	1,856
68	Intrepid Potash, Inc.(b)	215
28	Kaiser Aluminum Corp.	2,495
31	Koppers Holdings, Inc.(b)	826
49	Kraton Corp.(b)	1,199
58	Livent Corp.(b)	367
158	Louisiana-Pacific Corp.	3,606
126	LSB Industries, Inc.(b)	422
27	Materion Corp.	1,632

Schedule of Investments(a)

96	Mercer International, Inc. (Canada)	$1,376
6	Mesabi Trust	174
41	Minerals Technologies, Inc.	2,131
36	Myers Industries, Inc.	609
20	Neenah, Inc.	1,143
7	NewMarket Corp.	2,709
28	Olympic Steel, Inc.	347
67	OMNOVA Solutions, Inc.(b)	380
128	P.H. Glatfelter Co.	1,866
97	PolyOne Corp.	2,438
8	Quaker Chemical Corp.	1,447
80	Rayonier Advanced Materials, Inc.(c)	522
45	Royal Gold, Inc.	3,960
60	Schnitzer Steel Industries, Inc., Class A	1,267
43	Schweitzer-Mauduit International, Inc.	1,345
56	Scotts Miracle-Gro Co. (The)	5,014
49	Sensient Technologies Corp.	3,317
157	Silgan Holdings, Inc.	4,551
35	Stepan Co.	2,970
110	Summit Materials, Inc., Class A(b)	1,538
125	SunCoke Energy, Inc.(b)	917
57	TimkenSteel Corp.(b)	405
47	Tredegar Corp.	733
75	Trinseo S.A.	2,763
164	Tronox Holdings PLC, Class A	1,520
27	US Concrete, Inc.(b)(c)	1,257
116	Verso Corp., Class A(b)	1,998
57	W.R. Grace & Co.	4,017
32	Westlake Chemical Corp.	1,833
71	Worthington Industries, Inc.	2,424

		125,348

	Real Estate - 6.9%
41	Alexander & Baldwin, Inc.	946
2	Alexander’s, Inc.	736
39	American Assets Trust, Inc.	1,770
264	Apple Hospitality REIT, Inc.	4,076
59	Armada Hoffler Properties, Inc.	973
623	Ashford Hospitality Trust, Inc.	2,779
45	Camden Property Trust	4,651
1,179	CBL & Associates Properties, Inc.(c)	960
54	Chatham Lodging Trust	1,028
90	Chesapeake Lodging Trust	2,589
6	Consolidated-Tomoka Land Co.	359
234	CoreCivic, Inc.	5,125
29	CoreSite Realty Corp.	3,385
145	Corporate Office Properties Trust	4,037
91	CubeSmart	3,069
59	CyrusOne, Inc.	3,483
209	DiamondRock Hospitality Co.	2,071
20	EastGroup Properties, Inc.	2,220
157	Empire State Realty Trust, Inc., Class A	2,412
46	Equity LifeStyle Properties, Inc.	5,596
58	Extra Space Storage, Inc.	6,215
49	Federal Realty Investment Trust	6,406
86	First Industrial Realty Trust, Inc.	2,985
205	GEO Group, Inc. (The)	4,496
160	Healthcare Trust of America, Inc., Class A	4,606
118	Hersha Hospitality Trust	2,012
44	HFF, Inc., Class A	1,900
108	Highwoods Properties, Inc.	4,737
7	Howard Hughes Corp. (The)(b)	720
314	iStar, Inc.	3,457
10	Marcus & Millichap, Inc.(b)	305
272	New Senior Investment Group, Inc.	1,792
209	Newmark Group, Inc., Class A	1,668
44	Office Properties Income Trust	1,052
220	Outfront Media, Inc.	5,423

93	Pebblebrook Hotel Trust	$2,588
32	PotlatchDeltic Corp.	1,077
31	PS Business Parks, Inc.	4,989
56	QTS Realty Trust, Inc., Class A	2,586
91	Rayonier, Inc.	2,562
10	RE/MAX Holdings, Inc., Class A	296
196	RLJ Lodging Trust	3,365
5	RMR Group, Inc. (The), Class A	241
41	Ryman Hospitality Properties, Inc.	3,278
114	Sabra Health Care REIT, Inc.	2,199
14	Saul Centers, Inc.	752
171	Summit Hotel Properties, Inc.	1,955
32	Sun Communities, Inc.	4,041
253	Sunstone Hotel Investors, Inc.	3,395
153	Tanger Factory Outlet Centers, Inc.(c)	2,595
70	Taubman Centers, Inc.	3,105
264	Uniti Group, Inc.	2,537
8	Universal Health Realty Income Trust	656
94	Urban Edge Properties	1,621
696	Washington Prime Group, Inc.(c)	2,854
61	Washington Real Estate Investment Trust	1,623
139	Xenia Hotels & Resorts, Inc.	2,906

		151,260

	Utilities - 4.5%
66	ALLETE, Inc.	5,405
28	American States Water Co.	2,042
420	Atlantic Power Corp.(b)	979
98	Avangrid, Inc.	4,906
91	Avista Corp.	3,800
85	Black Hills Corp.	6,477
49	California Water Service Group	2,412
18	Chesapeake Utilities Corp.	1,634
54	El Paso Electric Co.	3,143
173	Hawaiian Electric Industries, Inc.	7,186
61	IDACORP, Inc.	6,116
34	MGE Energy, Inc.	2,252
13	Middlesex Water Co.	769
103	National Fuel Gas Co.	5,491
100	New Jersey Resources Corp.	4,745
40	Northwest Natural Holding Co.	2,753
75	NorthWestern Corp.	5,321
63	ONE Gas, Inc.	5,516
45	Ormat Technologies, Inc.	2,657
49	Otter Tail Corp.	2,434
133	PNM Resources, Inc.	6,266
17	SJW Group	1,048
106	South Jersey Industries, Inc.	3,344
68	Southwest Gas Holdings, Inc.	5,790
67	Spire, Inc.	5,582
18	Unitil Corp.	1,023

		99,091

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $2,504,152)-100.0%	2,190,031

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 2.4%
40,906	Invesco Government & Agency Portfolio - Institutional Class 2.31%(d)(e)	40,906
12,496	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	12,500

Schedule of Investments(a)

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,406)	$53,406

Total Investments in Securities (Cost $2,557,558)-102.4%	2,243,437
Other assets less liabilities-(2.4)%	(52,469)

Net Assets-100.0%	$2,190,968

Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Corporate Income Defensive ETF (IHYD)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.2%
	Advertising— 0.6%
$80,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.250%	02/15/2022	$81,041

	Aerospace/Defense— 0.7%
85,000	Arconic, Inc.	5.125	10/01/2024	86,433

	Airlines— 1.3%
80,000	Delta Air Lines, Inc.	3.625	03/15/2022	81,003
80,000	United Continental Holdings, Inc.	4.250	10/01/2022	80,209

				161,212

	Apparel— 0.7%
85,000	Levi Strauss & Co.	5.000	05/01/2025	87,125

	Auto Parts & Equipment— 1.3%
80,000	Goodyear Tire & Rubber Co. (The)(a)	5.125	11/15/2023	79,700
80,000	ZF North America Capital, Inc. (Germany)(b)	4.750	04/29/2025	79,815

				159,515

	Banks— 0.7%
80,000	CIT Group, Inc.	5.000	08/15/2022	83,162

	Building Materials— 0.7%
80,000	Owens Corning(a)	4.200	12/15/2022	82,778

	Chemicals— 3.4%
80,000	Ashland LLC	4.750	08/15/2022	82,700
90,000	Blue Cube Spinco LLC	9.750	10/15/2023	99,225
80,000	Mosaic Co. (The)	4.250	11/15/2023	83,966
80,000	PQ Corp.(b)	6.750	11/15/2022	82,900
80,000	WR Grace & Co.(b)	5.125	10/01/2021	81,376

				430,167

	Coal— 0.6%
80,000	Peabody Energy Corp.(b)	6.000	03/31/2022	79,200

	Commercial Services— 3.3%
80,000	Hertz Corp. (The)(b)	7.625	06/01/2022	81,300
80,000	Nielsen Co. Luxembourg Sarl (The)(b)	5.500	10/01/2021	80,400
80,000	Nielsen Finance LLC/Nielsen Finance Co.(b)	5.000	04/15/2022	79,528
85,000	Total System Services, Inc.	4.800	04/01/2026	91,494
85,000	WEX, Inc.(b)	4.750	02/01/2023	85,000

				417,722

	Computers— 2.1%
75,000	Dell International LLC/EMC Corp.(b)	6.020	06/15/2026	81,109
105,000	EMC Corp.(a)	3.375	06/01/2023	102,005
85,000	Seagate HDD Cayman	4.750	01/01/2025	84,383

				267,497

	Cosmetics/Personal Care— 1.9%
80,000	Avon International Operations, Inc. (United Kingdom)(b)	7.875	08/15/2022	83,700
80,000	Edgewell Personal Care Co.	4.700	05/19/2021	79,812
80,000	First Quality Finance Co., Inc.(b)	4.625	05/15/2021	80,000

				243,512

	Diversified Financial Services— 5.9%
80,000	Aircastle Ltd.	4.400	09/25/2023	81,935
80,000	BGC Partners, Inc.	5.375	07/24/2023	83,135
85,000	Cantor Fitzgerald LP(b)	4.875	05/01/2024	86,096
80,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(b)	7.500	04/15/2021	81,500
80,000	Jefferies Financial Group, Inc.	5.500	10/18/2023	84,911
80,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)	5.250	03/15/2022	80,094
80,000	Navient Corp.	6.500	06/15/2022	83,400
85,000	Quicken Loans, Inc.(b)	5.750	05/01/2025	84,379
80,000	Synchrony Financial	4.250	08/15/2024	81,729

				747,179

	Electric— 1.9%
80,000	AES Corp. (The)	4.875	05/15/2023	80,541
85,000	Cleco Corporate Holdings LLC	3.743	05/01/2026	85,325

Schedule of Investments

$80,000	NextEra Energy Operating Partners LP(b)	4.250%	09/15/2024	$79,800

				245,666

	Electrical Components & Equipment— 0.6%
80,000	WESCO Distribution, Inc.	5.375	12/15/2021	80,800

	Electronics— 2.0%
80,000	ADT Security Corp. (The)	6.250	10/15/2021	84,000
85,000	Avnet, Inc.	4.625	04/15/2026	87,915
80,000	Jabil, Inc.	4.700	09/15/2022	83,332

				255,247

	Entertainment— 0.6%
80,000	National CineMedia LLC	6.000	04/15/2022	80,900

	Environmental Control— 0.6%
80,000	Clean Harbors, Inc.	5.125	06/01/2021	80,300

	Food— 0.6%
80,000	C&S Group Enterprises LLC(b)	5.375	07/15/2022	79,100

	Gas— 0.6%
80,000	Southern Star Central Corp.(b)	5.125	07/15/2022	81,176

	Hand/Machine Tools— 0.7%
85,000	Colfax Corp.(b)	6.000	02/15/2024	88,152

	Healthcare-Products— 0.7%
80,000	Hill-Rom Holdings, Inc.(b)	5.750	09/01/2023	82,200

	Healthcare-Services— 2.8%
85,000	Centene Corp.	6.125	02/15/2024	88,836
80,000	Centene Corp.	4.750	01/15/2025	81,200
105,000	Magellan Health, Inc.	4.900	09/22/2024	101,325
80,000	Universal Health Services, Inc.(b)	4.750	08/01/2022	80,400

				351,761

	Home Builders— 1.3%
80,000	KB Home	7.000	12/15/2021	85,022
80,000	Taylor Morrison Communities, Inc.	6.625	05/15/2022	82,476

				167,498

	Housewares— 1.4%
90,000	Newell Brands, Inc.	4.200	04/01/2026	87,730
80,000	Tupperware Brands Corp.	4.750	06/01/2021	82,377

				170,107

	Insurance— 2.7%
80,000	Brown & Brown, Inc.	4.200	09/15/2024	83,277
80,000	Kemper Corp.	4.350	02/15/2025	82,676
80,000	MGIC Investment Corp.	5.750	08/15/2023	85,200
85,000	Radian Group, Inc.	4.500	10/01/2024	85,000

				336,153

	Internet— 1.9%
80,000	Cogent Communications Group, Inc.(b)	5.375	03/01/2022	82,400
80,000	Symantec Corp.(b)	5.000	04/15/2025	80,014
80,000	VeriSign, Inc.	4.625	05/01/2023	80,976

				243,390

	Iron/Steel— 0.6%
80,000	Steel Dynamics, Inc.	5.125	10/01/2021	80,300

	Leisure Time— 1.3%
80,000	NCL Corp. Ltd.(b)	4.750	12/15/2021	80,800
80,000	Sabre GLBL, Inc.(b)	5.375	04/15/2023	81,014

				161,814

	Lodging— 3.3%
80,000	Choice Hotels International, Inc.	5.750	07/01/2022	86,026
85,000	Hilton Domestic Operating Co., Inc.	4.250	09/01/2024	84,109
85,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.625	04/01/2025	85,531
80,000	MGM Resorts International	6.625	12/15/2021	85,500
80,000	Wyndham Destinations, Inc.	4.250	03/01/2022	79,744

				420,910

	Machinery-Diversified— 0.6%
80,000	Flowserve Corp.	3.500	09/15/2022	81,036

	Media— 4.6%
85,000	AMC Networks, Inc.	5.000	04/01/2024	84,656
80,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.464	07/23/2022	82,942

Schedule of Investments

$80,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908%	07/23/2025	$84,500
80,000	DISH DBS Corp.	6.750	06/01/2021	82,800
80,000	TEGNA, Inc.	6.375	10/15/2023	82,200
80,000	Time Warner Cable LLC	4.000	09/01/2021	81,613
65,000	Time Warner Entertainment Co. LP	8.375	03/15/2023	76,571

				575,282

	Mining— 1.3%
80,000	Alcoa Nederland Holding BV(b)	6.750	09/30/2024	82,000
85,000	Freeport-McMoRan, Inc.	3.875	03/15/2023	82,025

				164,025

	Miscellaneous Manufacturing— 0.7%
85,000	Trinity Industries, Inc.	4.550	10/01/2024	81,579

	Office/Business Equipment— 1.3%
80,000	Pitney Bowes, Inc.	3.875	10/01/2021	77,328
80,000	Xerox Corp.	4.500	05/15/2021	81,089

				158,417

	Oil & Gas— 9.3%
80,000	Antero Resources Corp.	5.375	11/01/2021	80,022
80,000	Antero Resources Corp.	5.125	12/01/2022	79,300
80,000	Cimarex Energy Co.	4.375	06/01/2024	83,715
80,000	Continental Resources, Inc.	5.000	09/15/2022	80,665
80,000	CVR Refining LLC/Coffeyville Finance, Inc.	6.500	11/01/2022	80,700
80,000	Energen Corp.	4.625	09/01/2021	81,200
80,000	HollyFrontier Corp.	5.875	04/01/2026	86,314
85,000	Laredo Petroleum, Inc.	5.625	01/15/2022	78,625
80,000	Murphy Oil Corp.	4.200	12/01/2022	78,744
80,000	Murphy Oil USA, Inc.	6.000	08/15/2023	81,500
105,000	QEP Resources, Inc.	5.250	05/01/2023	99,487
105,000	Range Resources Corp.	5.000	03/15/2023	98,438
85,000	Sunoco LP/Sunoco Finance Corp.	4.875	01/15/2023	85,869
85,000	Unit Corp.	6.625	05/15/2021	80,325

				1,174,904

	Oil & Gas Services— 1.4%
105,000	Oceaneering International, Inc.	4.650	11/15/2024	100,275
100,000	SESI LLC	7.125	12/15/2021	75,000

				175,275

	Packaging & Containers— 1.4%
85,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500	01/15/2023	86,265
85,000	Sealed Air Corp.(b)	4.875	12/01/2022	87,869

				174,134

	Pipelines— 9.2%
80,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.250	01/15/2025	84,080
85,000	Antero Midstream Partners LP/Antero Midstream Finance Corp.	5.375	09/15/2024	84,324
80,000	Boardwalk Pipelines LP	4.950	12/15/2024	84,870
80,000	DCP Midstream Operating LP(b)	4.750	09/30/2021	81,176
80,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875	03/01/2022	85,393
80,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	4.500	11/01/2023	83,565
85,000	EnLink Midstream Partners LP	4.150	06/01/2025	81,706
80,000	EQM Midstream Partners LP	4.750	07/15/2023	81,645
80,000	Plains All American Pipeline LP/PAA Finance Corp.	3.600	11/01/2024	80,200
80,000	Plains All American Pipeline LP/PAA Finance Corp.	4.650	10/15/2025	84,462
63,030	Ruby Pipeline LLC(a)(b)	6.000	04/01/2022	64,093
100,000	Sabine Pass Liquefaction LLC	5.750	05/15/2024	109,870
80,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)	5.500	09/15/2024	82,000
80,000	Western Midstream Operating LP	4.000	07/01/2022	80,484

				1,167,868

	Private Equity— 1.3%
80,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.875	02/01/2022	81,000
80,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.750	02/01/2024	82,300

				163,300

	Real Estate— 0.7%
80,000	Newmark Group, Inc.	6.125	11/15/2023	81,875

	REITs— 6.0%
80,000	Brixmor Operating Partnership LP	3.850	02/01/2025	81,291
80,000	CyrusOne LP/CyrusOne Finance Corp.	5.000	03/15/2024	80,776
80,000	GLP Capital LP/GLP Financing II, Inc.	5.375	04/15/2026	84,776
85,000	iStar, Inc.	5.250	09/15/2022	85,531
80,000	Office Properties Income Trust	4.500	02/01/2025	78,135
80,000	Omega Healthcare Investors, Inc.	4.375	08/01/2023	82,610
80,000	Starwood Property Trust, Inc.	5.000	12/15/2021	80,663

Schedule of Investments

$85,000	VEREIT Operating Partnership LP	4.875%	06/01/2026	$90,151
105,000	Washington Prime Group LP(a)	5.950	08/15/2024	96,469

				760,402

	Retail— 3.8%
80,000	AutoNation, Inc.	4.500	10/01/2025	81,803
80,000	Group 1 Automotive, Inc.	5.000	06/01/2022	80,500
80,000	L Brands, Inc.	5.625	02/15/2022	82,400
80,000	Penske Automotive Group, Inc.	5.750	10/01/2022	81,200
80,000	QVC, Inc.	4.375	03/15/2023	80,280
80,000	Signet UK Finance PLC(a)	4.700	06/15/2024	67,900

				474,083

	Semiconductors— 0.7%
85,000	Microchip Technology, Inc.(b)	4.333	06/01/2023	87,419

	Software— 2.6%
85,000	CA, Inc.	3.600	08/15/2022	85,813
80,000	IQVIA, Inc.(b)	4.875	05/15/2023	81,500
160,000	Marble II Pte Ltd. (Singapore)(b)	5.300	06/20/2022	160,094

				327,407

	Telecommunications— 5.2%
80,000	Anixter, Inc.	5.125	10/01/2021	81,922
80,000	CenturyLink, Inc., Series T	5.800	03/15/2022	81,576
80,000	CommScope, Inc.(b)	5.000	06/15/2021	79,800
80,000	Hughes Satellite Systems Corp.	7.625	06/15/2021	85,127
80,000	Level 3 Financing, Inc.	5.375	08/15/2022	80,500
85,000	Level 3 Parent LLC	5.750	12/01/2022	85,425
80,000	Motorola Solutions, Inc.	3.750	05/15/2022	82,246
80,000	Qwest Corp.	6.750	12/01/2021	84,537

				661,133

	Transportation— 0.7%
80,000	XPO Logistics, Inc.(b)	6.500	06/15/2022	81,540

	Trucking & Leasing— 0.6%
80,000	Dae Funding LLC (United Arab Emirates)(b)	5.250	11/15/2021	81,600

	Total Corporate Bonds (Cost $12,292,160)			12,403,296

Number of Shares
	Money Market Funds - 0.2%
29,828	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $29,828)			29,828

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $12,321,988)— 98.4%			12,433,124

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 3.8%
359,742	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)			359,742
119,878	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)			119,914

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $479,656)			479,656

	Total Investments in Securities (Cost $12,801,644)— 102.2%			12,912,780
	Other assets less liabilities—(2.2)%			(271,974)

	Net Assets—100.0%			$12,640,806

Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at May 31, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $3,010,544, which represented 23.82% of the Fund’s Net Assets.

(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Schedule of Investments

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Corporate Income Value ETF (IHYV)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.6%
	Advertising— 0.5%
$60,000	MDC Partners, Inc.(a)	6.500%	05/01/2024	$55,200

	Aerospace/Defense— 1.0%
60,000	Spirit AeroSystems, Inc.	4.600	06/15/2028	62,062
55,000	TransDigm, Inc.(a)	6.250	03/15/2026	56,306

				118,368

	Agriculture— 0.5%
60,000	Vector Group Ltd.(a)	6.125	02/01/2025	55,301

	Auto Manufacturers— 0.4%
50,000	BCD Acquisition, Inc.(a)	9.625	09/15/2023	52,500

	Auto Parts & Equipment— 3.7%
60,000	Adient Global Holdings Ltd.(a)	4.875	08/15/2026	44,850
65,000	Cooper-Standard Automotive, Inc.(a)	5.625	11/15/2026	56,225
60,000	Dana Financing Luxembourg Sarl(a)	5.750	04/15/2025	60,150
60,000	Dana, Inc.	5.500	12/15/2024	60,079
60,000	Meritor, Inc.	6.250	02/15/2024	61,557
60,000	Panther Bf Aggregator 2 LP/Panther Finance Co., Inc.(a)	8.500	05/15/2027	60,000
60,000	Tenneco, Inc.(b)	5.000	07/15/2026	45,825
60,000	ZF North America Capital, Inc. (Germany)(a)	4.750	04/29/2025	59,861

				448,547

	Banks— 0.8%
60,000	Freedom Mortgage Corp.(a)	8.125	11/15/2024	50,550
60,000	Freedom Mortgage Corp.(a)	8.250	04/15/2025	50,250

				100,800

	Building Materials— 0.9%
60,000	JELD-WEN, Inc.(a)	4.625	12/15/2025	57,450
60,000	Standard Industries, Inc.(a)	4.750	01/15/2028	57,525

				114,975

	Chemicals— 3.8%
60,000	CF Industries, Inc.(a)	4.500	12/01/2026	61,544
60,000	Chemours Co. (The)	6.625	05/15/2023	60,000
60,000	Cornerstone Chemical Co.(a)	6.750	08/15/2024	55,950
60,000	Huntsman International LLC	4.500	05/01/2029	60,793
60,000	Neon Holdings, Inc.(a)	10.125	04/01/2026	60,150
60,000	Olin Corp.	5.125	09/15/2027	59,532
60,000	Rayonier AM Products, Inc.(a)(b)	5.500	06/01/2024	48,721
60,000	TPC Group, Inc.(a)	8.750	12/15/2020	59,250

				465,940

	Coal— 1.9%
55,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(a)	7.500	05/01/2025	56,719
60,000	Peabody Energy Corp.(a)	6.375	03/31/2025	58,350
60,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.(a)	7.500	06/15/2025	59,325
60,000	Warrior Met Coal, Inc.(a)	8.000	11/01/2024	62,287

				236,681

	Commercial Services— 4.8%
60,000	Ahern Rentals, Inc.(a)	7.375	05/15/2023	52,800
60,000	APX Group, Inc.	7.875	12/01/2022	55,650
60,000	Brink’s Co. (The)(a)	4.625	10/15/2027	58,200
60,000	Hertz Corp. (The)(a)	7.625	06/01/2022	60,975
70,000	Hertz Corp. (The)(a)	5.500	10/15/2024	58,457
60,000	LSC Communications, Inc.(a)	8.750	10/15/2023	62,475
60,000	Nielsen Finance LLC/Nielsen Finance Co.(a)	5.000	04/15/2022	59,646
60,000	Prime Security Services Borrower LLC/Prime Finance, Inc.(a)	5.750	04/15/2026	59,212
60,000	Sotheby’s(a)	4.875	12/15/2025	57,600
60,000	United Rentals North America, Inc.	4.875	01/15/2028	58,326

				583,341

	Computers— 3.7%
60,000	Dell International LLC/EMC Corp.(a)	6.020	06/15/2026	64,887
60,000	Dell International LLC/EMC Corp.(a)	4.900	10/01/2026	61,441
55,000	Exela Intermediate LLC/Exela Finance, Inc.(a)(b)	10.000	07/15/2023	43,863
55,000	Harland Clarke Holdings Corp.(a)	8.375	08/15/2022	47,025

Schedule of Investments

$60,000	NCR Corp.	6.375%	12/15/2023	$61,445
60,000	Seagate HDD Cayman	4.750	06/01/2023	61,490
60,000	Seagate HDD Cayman	4.750	01/01/2025	59,564
60,000	Western Digital Corp.(b)	4.750	02/15/2026	57,046

				456,761

	Cosmetics/Personal Care— 1.6%
60,000	Avon International Operations, Inc. (United Kingdom)(a)	7.875	08/15/2022	62,775
70,000	Avon Products, Inc. (United Kingdom)	7.000	03/15/2023	71,204
60,000	Coty, Inc.(a)(b)	6.500	04/15/2026	57,743

				191,722

	Diversified Financial Services— 2.5%
60,000	Aircastle Ltd.	4.400	09/25/2023	61,451
55,000	BGC Partners, Inc.	5.375	07/24/2023	57,155
60,000	Credit Acceptance Corp.(a)	6.625	03/15/2026	62,400
60,000	Quicken Loans, Inc.(a)	5.750	05/01/2025	59,562
60,000	Springleaf Finance Corp.	7.125	03/15/2026	63,020

				303,588

	Electric— 4.1%
60,000	Calpine Corp.	5.750	01/15/2025	58,213
60,000	Clearway Energy Operating LLC	5.375	08/15/2024	60,000
60,000	Clearway Energy Operating LLC(a)	5.750	10/15/2025	60,075
51,249	Midland Cogeneration Venture LP(a)	6.000	03/15/2025	51,995
45,719	NSG Holdings LLC/NSG Holdings, Inc.(a)	7.750	12/15/2025	49,034
55,530	Stoneway Capital Corp. (Argentina)(a)	10.000	03/01/2027	49,145
50,000	Talen Energy Supply LLC(a)	10.500	01/15/2026	50,125
60,000	Terraform Global Operating LLC(a)	6.125	03/01/2026	59,775
60,000	Trinidad Generation Unlimited (Trinidad & Tobago)(a)	5.250	11/04/2027	60,750

				499,112

	Electronics— 1.0%
60,000	Keysight Technologies, Inc.	4.600	04/06/2027	63,521
60,000	Tech Data Corp.	4.950	02/15/2027	61,922

				125,443

	Energy-Alternate Sources— 0.5%
60,000	Terraform Power Operating LLC(a)	5.000	01/31/2028	57,900

	Engineering & Construction— 1.5%
60,000	AECOM	5.125	03/15/2027	59,212
60,000	TopBuild Corp.(a)	5.625	05/01/2026	60,750
60,000	Tutor Perini Corp.(a)	6.875	05/01/2025	57,771

				177,733

	Entertainment— 1.0%
60,000	Churchill Downs, Inc.(a)	4.750	01/15/2028	57,900
60,000	Scientific Games International, Inc.(a)	5.000	10/15/2025	58,973

				116,873

	Food— 2.0%
60,000	C&S Group Enterprises LLC(a)	5.375	07/15/2022	59,325
60,000	Ingles Markets, Inc.(b)	5.750	06/15/2023	61,050
70,000	Simmons Foods, Inc.(a)(b)	5.750	11/01/2024	63,000
60,000	US Foods, Inc.(a)	5.875	06/15/2024	61,125

				244,500

	Gas— 0.5%
60,000	Southern Star Central Corp.(a)	5.125	07/15/2022	60,882

	Healthcare-Services— 3.8%
60,000	CHS/Community Health Systems, Inc.(b)	5.125	08/01/2021	58,950
60,000	CHS/Community Health Systems, Inc.	6.250	03/31/2023	57,357
60,000	DaVita, Inc.	5.125	07/15/2024	58,632
60,000	Magellan Health, Inc.	4.900	09/22/2024	57,900
60,000	MEDNAX, Inc.(a)	5.250	12/01/2023	60,000
60,000	MEDNAX, Inc.(a)	6.250	01/15/2027	60,750
50,000	RegionalCare Hospital Partners Holdings, Inc.(a)	8.250	05/01/2023	52,925
55,000	Tenet Healthcare Corp.	4.625	07/15/2024	54,805

				461,319

	Home Builders— 1.9%
60,000	Century Communities, Inc.	5.875	07/15/2025	58,800
60,000	Meritage Homes Corp.	5.125	06/06/2027	58,707
60,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875	06/15/2024	59,710
60,000	William Lyon Homes, Inc.	5.875	01/31/2025	57,900

				235,117

	Home Furnishings— 0.5%
60,000	Tempur Sealy International, Inc.	5.500	06/15/2026	60,375

Schedule of Investments

	Household Products/Wares— 0.5%
$60,000	ACCO Brands Corp.(a)	5.250%	12/15/2024	$59,718

	Housewares— 0.5%
60,000	Newell Brands, Inc.	4.200	04/01/2026	58,486

	Insurance— 1.5%
60,000	American Equity Investment Life Holding Co.	5.000	06/15/2027	60,877
60,000	Fidelity & Guaranty Life Holdings, Inc.(a)	5.500	05/01/2025	61,110
60,000	Genworth Holdings, Inc.(b)	7.625	09/24/2021	58,050

				180,037

	Investment Companies— 0.5%
60,000	FS Energy & Power Fund(a)	7.500	08/15/2023	60,750

	Iron/Steel— 0.4%
60,000	United States Steel Corp.(b)	6.875	08/15/2025	52,230

	Lodging— 1.4%
55,000	Diamond Resorts International, Inc.(a)(b)	7.750	09/01/2023	54,805
60,000	Marriott Ownership Resorts, Inc.(a)	6.500	09/15/2026	62,325
60,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)	5.500	03/01/2025	58,950

				176,080

	Machinery-Construction & Mining— 0.5%
60,000	Terex Corp.(a)	5.625	02/01/2025	59,070

	Machinery-Diversified— 0.9%
50,000	Cloud Crane LLC(a)	10.125	08/01/2024	53,250
60,000	Wabtec Corp.	4.950	09/15/2028	62,727

				115,977

	Media— 3.3%
55,000	Block Communications, Inc.(a)	6.875	02/15/2025	56,787
60,000	CSC Holdings LLC(a)	6.500	02/01/2029	63,545
60,000	DISH DBS Corp.(b)	7.750	07/01/2026	55,200
60,000	EW Scripps Co. (The)(a)	5.125	05/15/2025	56,550
60,000	Lee Enterprises, Inc.(a)	9.500	03/15/2022	61,275
60,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance(a)(b)	7.875	05/15/2024	54,600
60,000	Univision Communications, Inc.(a)	5.125	02/15/2025	55,246

				403,203

	Metal Fabricate/Hardware— 0.5%
60,000	Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)	7.375	12/15/2023	56,100

	Miscellaneous Manufacturing— 1.4%
60,000	FXI Holdings, Inc.(a)	7.875	11/01/2024	54,750
60,000	Koppers, Inc.(a)	6.000	02/15/2025	56,663
60,000	Trinity Industries, Inc.	4.550	10/01/2024	57,585

				168,998

	Office/Business Equipment— 0.4%
55,000	Pitney Bowes, Inc.	3.875	10/01/2021	53,163

	Oil & Gas— 13.0%
60,000	Bruin E&P Partners LLC(a)	8.875	08/01/2023	54,150
60,000	Comstock Resources, Inc.	9.750	08/15/2026	46,500
60,000	Covey Park Energy LLC/Covey Park Finance Corp.(a)	7.500	05/15/2025	53,700
60,000	Denbury Resources, Inc.(a)	9.000	05/15/2021	58,650
60,000	Diamond Offshore Drilling, Inc.(b)	7.875	08/15/2025	54,150
60,000	EP Energy LLC/Everest Acquisition Finance, Inc.(a)	7.750	05/15/2026	51,150
60,000	EQT Corp.	3.900	10/01/2027	57,251
65,000	Extraction Oil & Gas, Inc.(a)	7.375	05/15/2024	56,225
60,000	Extraction Oil & Gas, Inc.(a)	5.625	02/01/2026	47,400
60,000	Gulfport Energy Corp.	6.000	10/15/2024	49,800
60,000	Gulfport Energy Corp.	6.375	05/15/2025	50,100
60,000	Hess Corp.	4.300	04/01/2027	60,307
60,000	Hilcorp Energy I LP/Hilcorp Finance Co.(a)	5.750	10/01/2025	59,250
60,000	Hilcorp Energy I LP/Hilcorp Finance Co.(a)	6.250	11/01/2028	60,376
55,000	HollyFrontier Corp.	5.875	04/01/2026	59,341
60,000	Indigo Natural Resources LLC(a)	6.875	02/15/2026	54,150
75,000	Jonah Energy LLC/Jonah Energy Finance Corp.(a)	7.250	10/15/2025	44,813
60,000	Montage Resources Corp.	8.875	07/15/2023	53,100
60,000	Nabors Industries, Inc.	5.750	02/01/2025	49,107
60,000	PBF Holding Co. LLC/PBF Finance Corp.	7.250	06/15/2025	61,125
60,000	PDC Energy, Inc.	5.750	05/15/2026	55,782
60,000	QEP Resources, Inc.	5.250	05/01/2023	56,850
60,000	Range Resources Corp.	5.000	03/15/2023	56,250

Schedule of Investments

$60,000	Range Resources Corp.(b)	4.875%	05/15/2025	$52,500
60,000	Sanchez Energy Corp.(a)(b)	7.250	02/15/2023	51,000
60,000	Southwestern Energy Co.	6.200	01/23/2025	56,081
60,000	Unit Corp.	6.625	05/15/2021	56,700
60,000	W&t Offshore, Inc.(a)	9.750	11/01/2023	59,325
60,000	Whiting Petroleum Corp.(b)	6.625	01/15/2026	55,200

				1,580,333

	Oil & Gas Services— 1.8%
60,000	Forum Energy Technologies, Inc.	6.250	10/01/2021	56,400
60,000	McDermott Technology Americas, Inc./McDermott Technology US, Inc.(a)	10.625	05/01/2024	51,212
60,000	Oceaneering International, Inc.	4.650	11/15/2024	57,300
65,000	SESI LLC	7.125	12/15/2021	48,750

				213,662

	Packaging & Containers— 1.4%
55,000	Greif, Inc.(a)	6.500	03/01/2027	55,412
60,000	Owens-Brockway Glass Container, Inc.(a)	5.875	08/15/2023	62,930
60,000	Plastipak Holdings, Inc.(a)(b)	6.250	10/15/2025	54,150

				172,492

	Pharmaceuticals— 1.4%
60,000	HLF Financing Sarl LLC/Herbalife International, Inc.(a)	7.250	08/15/2026	59,475
60,000	Par Pharmaceutical, Inc.(a)	7.500	04/01/2027	58,200
60,000	Perrigo Finance Unlimited Co.	4.375	03/15/2026	59,296

				176,971

	Pipelines— 3.9%
60,000	American Midstream Partners LP/American Midstream Finance Corp.(a)	9.500	12/15/2021	58,500
60,000	Buckeye Partners LP	3.950	12/01/2026	55,231
60,000	Enable Midstream Partners LP	4.950	05/15/2028	61,313
60,000	EQM Midstream Partners LP	4.750	07/15/2023	61,234
60,000	EQM Midstream Partners LP	4.000	08/01/2024	58,966
60,000	EQM Midstream Partners LP	4.125	12/01/2026	57,718
60,000	NGPL PipeCo LLC(a)	4.875	08/15/2027	61,875
65,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	5.750	04/15/2025	58,013

				472,850

	Private Equity— 0.5%
60,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.750	02/01/2024	61,725

	Real Estate— 3.3%
60,000	Five Point Operating Co. LP/Five Point Capital Corp.(a)	7.875	11/15/2025	59,850
60,000	Greystar Real Estate Partners LLC(a)	5.750	12/01/2025	59,700
60,000	Howard Hughes Corp. (The)(a)	5.375	03/15/2025	59,550
60,000	Hunt Cos., Inc.(a)	6.250	02/15/2026	55,875
60,000	Kennedy-Wilson, Inc.	5.875	04/01/2024	60,009
55,000	Newmark Group, Inc.	6.125	11/15/2023	56,289
60,000	WeWork Cos., Inc.(a)(b)	7.875	05/01/2025	55,500

				406,773

	REITs— 5.1%
55,000	American Homes 4 Rent LP	4.250	02/15/2028	55,826
70,000	CBL & Associates LP(b)	5.250	12/01/2023	48,650
70,000	CBL & Associates LP(b)	5.950	12/15/2026	46,557
60,000	GLP Capital LP/GLP Financing II, Inc.	5.375	04/15/2026	63,582
60,000	Iron Mountain, Inc.(a)	4.875	09/15/2027	56,700
60,000	iStar, Inc.	5.250	09/15/2022	60,375
60,000	MPT Operating Partnership LP/MPT Finance Corp.	5.000	10/15/2027	59,400
60,000	Office Properties Income Trust	4.500	02/01/2025	58,601
60,000	Sabra Health Care LP	5.125	08/15/2026	60,954
60,000	Senior Housing Properties Trust	4.750	02/15/2028	55,266
60,000	Washington Prime Group LP(b)	5.950	08/15/2024	55,125

				621,036

	Retail— 4.5%
60,000	Asbury Automotive Group, Inc.	6.000	12/15/2024	61,650
60,000	AutoNation, Inc.	4.500	10/01/2025	61,352
60,000	GameStop Corp.(a)	6.750	03/15/2021	60,300
60,000	JC Penney Corp., Inc.(a)	5.875	07/01/2023	48,390
60,000	JC Penney Corp., Inc.(a)(b)	8.625	03/15/2025	30,300
75,000	Rite Aid Corp.(a)	6.125	04/01/2023	61,781
60,000	Sally Holdings LLC/Sally Capital, Inc.(b)	5.625	12/01/2025	59,400
60,000	Signet UK Finance PLC(b)	4.700	06/15/2024	50,925
60,000	Staples, Inc.(a)	7.500	04/15/2026	57,757
60,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.500	06/01/2024	59,100

				550,955

	Semiconductors— 1.4%
60,000	Amkor Technology, Inc.(a)	6.625	09/15/2027	57,600

Schedule of Investments

$60,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	01/15/2027	$57,109
55,000	Micron Technology, Inc.	5.327	02/06/2029	55,641

				170,350

	Software— 3.8%
60,000	ACI Worldwide, Inc.(a)	5.750	08/15/2026	61,875
60,000	CDK Global, Inc.	4.875	06/01/2027	59,025
60,000	Citrix Systems, Inc.	4.500	12/01/2027	60,782
55,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.(a)	6.000	07/15/2025	56,306
60,000	Marble II Pte Ltd. (Singapore)(a)	5.300	06/20/2022	60,035
60,000	Marble II Pte Ltd. (Singapore)	5.300	06/20/2022	60,035
55,000	Nuance Communications, Inc.	5.625	12/15/2026	56,307
60,000	Rackspace Hosting, Inc.(a)(b)	8.625	11/15/2024	52,363

				466,728

	Telecommunications— 3.3%
60,000	Centurylink, Inc., Series G(b)	6.875	01/15/2028	58,200
55,000	Commscope, Inc.(a)	6.000	03/01/2026	55,137
70,000	Frontier Communications Corp.	11.000	09/15/2025	44,450
65,000	Frontier Communications Corp.(a)	8.500	04/01/2026	62,563
60,000	Plantronics, Inc.(a)	5.500	05/31/2023	59,625
60,000	Qualitytech LP/QTS Finance Corp.(a)	4.750	11/15/2025	58,350
60,000	Sable International Finance Ltd.(a)	5.750	09/07/2027	59,100

				397,425

	Toys/Games/Hobbies— 0.5%
60,000	Mattel, Inc.(a)	6.750	12/31/2025	59,233

	Total Corporate Bonds (Cost $12,228,004)			12,017,323

Number of Shares
	Money Market Funds - 0.0%
2,467	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $2,467)			2,467

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $12,230,471)— 98.6%			12,019,790

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 10.4%
954,101	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)			954,101
317,938	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)			318,034

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,272,135)			1,272,135

	Total Investments in Securities (Cost $13,502,606)— 109.0%			13,291,925
	Other assets less liabilities—(9.0)%			(1,101,763)

	Net Assets—100.0%			$12,190,162

Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $6,605,052, which represented 54.18% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Emerging Markets Debt Defensive ETF (IEMD)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 50.0%
	Chile— 3.4%
$500,000	Banco del Estado de Chile, EMTN	3.875%	02/08/2022	$515,580
150,000	Banco del Estado de Chile, MTN(a)	3.875	02/08/2022	154,674
200,000	Corp. Nacional del Cobre de Chile	3.000	07/17/2022	201,437

				871,691

	China— 7.9%
200,000	CDBL Funding 2, Series E, EMTN	3.000	08/01/2022	198,903
200,000	China Cinda Finance 2017 I Ltd., EMTN	3.650	03/09/2022	203,067
200,000	China Development Bank, Series E, EMTN	2.125	06/01/2021	198,255
200,000	CNOOC Finance 2012 Ltd.(a)	3.875	05/02/2022	205,695
200,000	Sinopec Group Overseas Development 2012 Ltd.(a)	3.900	05/17/2022	205,515
200,000	Sinopec Group Overseas Development 2016 Ltd.(a)	2.000	09/29/2021	196,308
200,000	Sinopec Group Overseas Development 2016 Ltd.	2.000	09/29/2021	196,308
200,000	Sinopec Group Overseas Development 2017 Ltd.(a)	2.500	09/13/2022	197,555
200,000	State Elite Global Ltd., Series E, EMTN	2.750	06/13/2022	199,378
200,000	State Grid Overseas Investment 2016 Ltd., MTN(a)	2.750	05/04/2022	200,107

				2,001,091

	India— 4.6%
200,000	Bharat Petroleum Corp. Ltd., Series E, EMTN	4.375	01/24/2022	205,806
510,000	Indian Oil Corp. Ltd.	5.625	08/02/2021	538,727
400,000	NTPC Ltd., Series E, EMTN	5.625	07/14/2021	419,933

				1,164,466

	Indonesia— 6.0%
200,000	Indonesia Asahan Aluminium Persero PT(a)	5.230	11/15/2021	208,903
600,000	Pertamina Persero PT	5.250	05/23/2021	624,065
475,000	Pertamina Persero PT(a)	5.250	05/23/2021	494,051
200,000	Perusahaan Listrik Negara PT(a)	5.500	11/22/2021	210,500

				1,537,519

	Malaysia— 4.7%
400,000	Petronas Capital Ltd., MTN(a)	3.125	03/18/2022	404,167
400,000	Petronas Capital Ltd., EMTN	3.125	03/18/2022	404,167
330,000	Petronas Capital Ltd.	7.875	05/22/2022	377,097

				1,185,431

	Mexico— 6.8%
600,000	Comision Federal de Electricidad	4.875	05/26/2021	616,056
400,000	Comision Federal de Electricidad(a)	4.875	05/26/2021	410,704
700,000	Petroleos Mexicanos	4.875	01/24/2022	710,780

				1,737,540

	Peru— 1.6%
400,000	Corp. Financiera de Desarrollo S.A.(a)	4.750	02/08/2022	414,000

	Russia— 1.8%
430,000	Sberbank of Russia Via SB Capital S.A., Series 7	5.717	06/16/2021	446,771

	Supranational— 6.6%
150,000	Asian Development Bank, GMTN	1.625	03/16/2021	148,958
370,000	Asian Development Bank, GMTN	2.000	02/16/2022	370,404
200,000	Asian Development Bank, GMTN	1.875	02/18/2022	199,217
380,000	Asian Development Bank, GMTN	1.750	09/13/2022	377,228
160,000	Asian Development Bank, GMTN	2.750	03/17/2023	164,440
200,000	Asian Development Bank	2.625	01/30/2024	205,286
200,000	Black Sea Trade & Development Bank, MTN(a)	4.875	05/06/2021	206,563

				1,672,096

	United Arab Emirates— 6.6%
200,000	Abu Dhabi National Energy Co. PJSC, MTN(a)	5.875	12/13/2021	214,049
200,000	Abu Dhabi National Energy Co. PJSC, EMTN	5.875	12/13/2021	214,049
200,000	Emirates NBD PJSC	3.250	11/14/2022	199,907
400,000	MDC-GMTN BV, EMTN	5.500	03/01/2022	427,734
200,000	MDC-GMTN BV, MTN(a)	5.500	03/01/2022	213,867
200,000	Union National Bank PJSC, EMTN	2.750	10/05/2021	198,504
200,000	Unity 1 Sukuk Ltd.	3.860	11/30/2021	201,370

				1,669,480

	Total Corporate Bonds (Cost $12,485,062)			12,700,085

Schedule of Investments

	Sovereign Debt Obligations— 47.5%
	Chile— 5.7%
$600,000	Chile Government International Bond	3.250%	09/14/2021	$612,750
850,000	Chile Government International Bond	2.250	10/30/2022	847,662

				1,460,412
	Colombia— 3.3%
810,000	Colombia Government International Bond	4.375	07/12/2021	833,701
	Hungary— 3.0%
700,000	Hungary Government International Bond	5.375	02/21/2023	760,489
	India— 1.6%
400,000	Export-Import Bank of India	3.125	07/20/2021	401,940
	Indonesia— 1.8%
450,000	Indonesia Government International Bond, MTN(a)	3.375	04/15/2023	452,001
	Malaysia— 4.5%
200,000	Export-Import Bank of Malaysia Bhd, EMTN	2.480	10/20/2021	198,722
450,000	Wakala Global Sukuk Bhd(a)	4.646	07/06/2021	469,030
450,000	Wakala Global Sukuk Bhd	4.646	07/06/2021	469,031
				1,136,783
	Mexico— 3.7%
900,000	Mexico Government International Bond	4.000	10/02/2023	931,297
	Morocco— 2.4%
600,000	Morocco Government International Bond(a)	4.250	12/11/2022	622,125
	Poland— 4.7%
430,000	Republic of Poland Government International Bond	5.000	03/23/2022	458,188
390,000	Republic of Poland Government International Bond(b)	3.000	03/17/2023	395,815
320,000	Republic of Poland Government International Bond	4.000	01/22/2024	338,276
				1,192,279
	Russia— 4.9%
600,000	Russian Foreign Bond - Eurobond(a)	4.500	04/04/2022	623,912
600,000	Russian Foreign Bond - Eurobond	4.500	04/04/2022	623,912
				1,247,824
	South Africa— 2.4%
570,000	Republic of South Africa Government International Bond	5.875	05/30/2022	606,671
	Turkey— 6.6%
500,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.251	06/08/2021	479,224
500,000	Hazine Mustesarligi Varlik Kiralama AS	4.251	06/08/2021	479,224
750,000	Turkey Government International Bond	6.250	09/26/2022	731,175
				1,689,623
	United Arab Emirates— 2.9%
500,000	Abu Dhabi Government International Bond(a)	2.500	10/11/2022	500,970
240,000	Abu Dhabi Government International Bond(a)	2.500	10/11/2022	240,466
				741,436
	Total Sovereign Debt Obligations (Cost $11,899,803)			12,076,581

Number of Shares
	Money Market Funds - 0.3%
64,430	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $64,430)			64,430

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $24,449,295)— 97.8%			24,841,096

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 0.6%
110,682	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)			110,682
36,883	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)			36,894

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $147,576)			147,576

	Total Investments in Securities (Cost $24,596,871)— 98.4%			24,988,672
	Other assets less liabilities—1.6%			396,944

	Net Assets—100.0%			$25,385,616

Schedule of Investments

Abbreviations:
EMTN - Euro Medium-Term Note
GMTN - Global Medium-Term Note
MTN - Medium-Term Note

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $7,324,386, which represented 28.85% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Emerging Markets Debt Value ETF (IEMV)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 65.3%
	Brazil— 5.1%
$ 400,000	Banco do Brasil S.A.(a)	5.875%	01/26/2022	$419,000
400,000	Banco do Brasil S.A.(a)	5.875	01/19/2023	423,500
800,000	Banco do Brasil S.A., EMTN	4.875	04/19/2023	823,600
300,000	Banco do Brasil S.A.(a)	4.625	01/15/2025	304,035

				1,970,135

	Chile— 2.9%
700,000	Corp. Nacional del Cobre de Chile(a)	3.625	08/01/2027	713,034
400,000	Empresa de Transporte de Pasajeros Metro S.A.(a)	4.750	02/04/2024	425,821

				1,138,855

	China— 8.1%
200,000	China Cinda Finance 2017 I Ltd., EMTN	3.650	03/09/2022	203,067
200,000	CNAC HK Finbridge Co. Ltd.	4.125	07/19/2027	202,564
200,000	CNOOC Curtis Funding No 1 Pty Ltd.(a)	4.500	10/03/2023	212,239
200,000	CNOOC Finance 2013 Ltd.	3.000	05/09/2023	200,377
200,000	CNOOC Finance 2015 USA LLC	3.500	05/05/2025	203,135
200,000	CNOOC Finance 2015 USA LLC	4.375	05/02/2028	213,470
220,000	CNOOC Nexen Finance 2014 ULC	4.250	04/30/2024	231,623
200,000	CRCC Yuxiang Ltd.	3.500	05/16/2023	203,122
400,000	Huarong Finance II Co. Ltd., EMTN	3.625	11/22/2021	402,806
200,000	Huarong Finance II Co. Ltd., EMTN	4.625	06/03/2026	204,717
200,000	Sinopec Group Overseas Development 2013 Ltd.	4.375	10/17/2023	211,355
200,000	Sinopec Group Overseas Development 2017 Ltd.	3.625	04/12/2027	203,217
200,000	Sinopec Group Overseas Development 2018 Ltd.(a)	4.250	09/12/2028	212,717
30,000	State Grid Overseas Investment 2016 Ltd., MTN(a)	3.500	05/04/2027	30,383
200,000	Three Gorges Finance I Cayman Islands Ltd.(a)	3.150	06/02/2026	199,410

				3,134,202

	Hong Kong— 0.8%
200,000	CCBL Cayman 1 Corp. Ltd., EMTN	2.750	05/31/2021	197,840
100,000	China Cinda Finance 2015 I Ltd., EMTN	4.250	04/23/2025	102,896

				300,736

	India— 8.9%
400,000	Bharat Petroleum Corp. Ltd., EMTN	4.000	05/08/2025	406,477
400,000	BPRL International Singapore Pte Ltd., EMTN	4.375	01/18/2027	411,374
400,000	Hindustan Petroleum Corp Ltd.	4.000	07/12/2027	401,140
300,000	Indian Oil Corp. Ltd.	4.750	01/16/2024	312,068
600,000	NTPC Ltd., EMTN	4.250	02/26/2026	618,140
400,000	Oil India International Pte Ltd.	4.000	04/21/2027	398,703
270,000	Oil India Ltd.	5.375	04/17/2024	291,076
600,000	ONGC Videsh Vankorneft Pte Ltd.	3.750	07/27/2026	599,989

				3,438,967

	Indonesia— 8.1%
200,000	Indonesia Asahan Aluminium Persero PT(a)	5.710	11/15/2023	215,578
200,000	Indonesia Asahan Aluminium Persero PT(a)	6.530	11/15/2028	226,237
200,000	Pelabuhan Indonesia II PT(a)	4.250	05/05/2025	202,904
200,000	Pelabuhan Indonesia II PT	4.250	05/05/2025	202,904
200,000	Pelabuhan Indonesia III Persero PT(a)	4.500	05/02/2023	205,950
200,000	Pelabuhan Indonesia III Persero PT	4.875	10/01/2024	209,600
200,000	Pelabuhan Indonesia III Persero PT(a)	4.875	10/01/2024	209,600
200,000	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/2024	211,500
200,000	Perusahaan Gas Negara Tbk PT(a)	5.125	05/16/2024	211,500
200,000	Perusahaan Listrik Negara PT, MTN(a)	4.125	05/15/2027	197,737
200,000	Perusahaan Listrik Negara PT, EMTN	4.125	05/15/2027	197,737
200,000	Perusahaan Listrik Negara PT, MTN(a)	5.450	05/21/2028	216,068
200,000	Perusahaan Listrik Negara PT, EMTN	5.450	05/21/2028	216,068
200,000	Saka Energi Indonesia PT	4.450	05/05/2024	198,601
200,000	Saka Energi Indonesia PT(a)	4.450	05/05/2024	198,600

				3,120,584

	Malaysia— 2.7%
500,000	Petroliam Nasional BHD	7.625	10/15/2026	647,821
300,000	Petroliam Nasional BHD(a)	7.625	10/15/2026	388,693

				1,036,514

	Mexico— 5.7%
400,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands(a)	4.375	10/14/2025	403,604

Schedule of Investments

$ 200,000	Petroleos Mexicanos, GMTN	4.625%	09/21/2023	$199,675
440,000	Petroleos Mexicanos, GMTN	6.875	08/04/2026	458,260
530,000	Petroleos Mexicanos	6.500	03/13/2027	534,346
660,000	Petroleos Mexicanos	5.350	02/12/2028	616,446

				2,212,331

	Russia— 6.6%
400,000	Gazprom OAO Via Gaz Capital S.A.	4.950	02/06/2028	406,616
500,000	Sberbank of Russia Via SB Capital S.A.(a)	5.125	10/29/2022	512,467
230,000	Vnesheconombank Via VEB Finance PLC(a)	6.025	07/05/2022	241,051
200,000	Vnesheconombank Via VEB Finance PLC	6.025	07/05/2022	209,609
600,000	Vnesheconombank Via VEB Finance PLC(a)	5.942	11/21/2023	629,393
100,000	Vnesheconombank Via VEB Finance PLC(a)	6.800	11/22/2025	108,837
400,000	VTB Bank OJSC Via VTB Capital S.A.(a)	6.950	10/17/2022	421,863

				2,529,836

	Supranational— 5.9%
690,000	Asian Development Bank, GMTN	1.750	09/13/2022	684,967
860,000	Asian Development Bank, GMTN	2.750	03/17/2023	883,862
500,000	Asian Development Bank	2.625	01/30/2024	513,216
200,000	Black Sea Trade & Development Bank, MTN(a)	4.875	05/06/2021	206,563

				2,288,608

	Switzerland— 0.5%
200,000	Syngenta Finance N.V.(a)	4.892	04/24/2025	206,737

	Turkey— 0.9%
400,000	Turkiye Halk Bankasi AS(a)	5.000	07/13/2021	350,760

	United Arab Emirates— 9.1%
400,000	Abu Dhabi National Energy Co. PJSC, EMTN	4.375	06/22/2026	414,774
200,000	Abu Dhabi National Energy Co. PJSC, MTN(a)	4.375	06/22/2026	207,387
400,000	ADCB Finance Cayman Ltd., EMTN	4.500	03/06/2023	414,368
230,000	Emirates Telecommunications Group Co. PJSC, GMTN	3.500	06/18/2024	233,019
300,000	MDC-GMTN BV, MTN(a)	5.500	03/01/2022	320,800
400,000	MDC-GMTN BV, GMTN	3.000	04/19/2024	398,144
1,100,000	MDC-GMTN BV, MTN(a)	4.500	11/07/2028	1,199,688
300,000	Union National Bank PJSC, MTN	4.000	03/13/2023	304,507

				3,492,687

	Total Corporate Bonds (Cost $24,437,399)			25,220,952

	Sovereign Debt Obligations— 33.9%
	Brazil— 4.7%
700,000	Brazilian Government International Bond	4.250	01/07/2025	718,004
400,000	Brazilian Government International Bond	6.000	04/07/2026	446,804
660,000	Brazilian Government International Bond	4.625	01/13/2028	671,055

				1,835,863

	Chile— 3.7%
600,000	Chile Government International Bond	3.125	01/21/2026	615,225
800,000	Chile Government International Bond	3.240	02/06/2028	822,000

				1,437,225

	India— 1.0%
400,000	Indian Railway Finance Corp. Ltd.	3.835	12/13/2027	400,824

	Indonesia— 1.7%
200,000	Indonesia Government International Bond, MTN(a)	5.875	01/15/2024	221,487
200,000	Indonesia Government International Bond, MTN(a)	4.125	01/15/2025	206,911
200,000	Indonesia Government International Bond, MTN(a)	4.750	01/08/2026	213,020

				641,418

	Mexico— 4.3%
540,000	Mexico Government International Bond, GMTN	4.125	01/21/2026	554,377
660,000	Mexico Government International Bond	4.150	03/28/2027	673,768
440,000	Mexico Government International Bond	3.750	01/11/2028	436,150

				1,664,295

	Poland— 4.3%
690,000	Republic of Poland Government International Bond	4.000	01/22/2024	729,407
890,000	Republic of Poland Government International Bond	3.250	04/06/2026	914,012

				1,643,419

	Russia— 3.6%
400,000	Russian Foreign Bond - Eurobond	4.500	04/04/2022	415,941
600,000	Russian Foreign Bond - Eurobond(a)	4.875	09/16/2023	637,626
200,000	Russian Foreign Bond - Eurobond(a)	12.750	06/24/2028	326,567

				1,380,134

	Turkey— 9.2%
400,000	Export Credit Bank of Turkey(a)	5.000	09/23/2021	373,399

Schedule of Investments

$ 300,000	Export Credit Bank of Turkey(a)	4.250%	09/18/2022	$266,111
500,000	Export Credit Bank of Turkey(a)	5.375	10/24/2023	441,630
200,000	Export Credit Bank of Turkey(a)	6.125	05/03/2024	179,770
550,000	Turkey Government International Bond	6.250	09/26/2022	536,195
550,000	Turkey Government International Bond	5.750	03/22/2024	510,898
390,000	Turkey Government International Bond	7.375	02/05/2025	383,782
500,000	Turkey Government International Bond	4.875	10/09/2026	426,904
470,000	Turkey Government International Bond	6.000	03/25/2027	423,381

				3,542,070

	Vietnam— 1.4%
500,000	Vietnam Government International Bond(a)	4.800	11/19/2024	526,638

	Total Sovereign Debt Obligations (Cost $12,697,228)			13,071,886

Number of Shares
	Money Market Funds - 0.3%
104,230	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $104,230)			104,230

	Total Investments in Securities (Cost $37,238,857)— 99.5%			38,397,068
	Other assets less liabilities—0.5%			186,619

	Net Assets—100.0%			$38,583,687

Abbreviations:
EMTN - Euro Medium-Term Note
GMTN - Global Medium-Term Note
MTN - Medium-Term Note

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $13,415,315, which represented 34.77% of the Fund’s Net Assets.

(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Investment Grade Defensive ETF (IIGD)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 99.1%
	Aerospace/Defense— 1.0%
$100,000	Raytheon Co.	2.500%	12/15/2022	$100,068

	Apparel— 0.8%
80,000	NIKE, Inc.	2.375	11/01/2026	78,553

	Banks— 13.5%
60,000	Bank of America Corp., GMTN	3.300	01/11/2023	61,112
100,000	Bank of New York Mellon Corp. (The)	3.550	09/23/2021	102,170
60,000	BB&T Corp., MTN	3.050	06/20/2022	60,850
80,000	Comerica, Inc.	3.700	07/31/2023	83,146
150,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	161,315
150,000	Huntington Bancshares, Inc.	2.300	01/14/2022	148,936
150,000	JPMorgan Chase & Co.	4.500	01/24/2022	157,142
80,000	Morgan Stanley, MTN	2.625	11/17/2021	79,869
100,000	Morgan Stanley, GMTN	2.750	05/19/2022	99,994
100,000	PNC Financial Services Group, Inc. (The)	3.300	03/08/2022	102,102
70,000	State Street Corp.	3.550	08/18/2025	73,194
80,000	SunTrust Banks, Inc.	2.700	01/27/2022	80,261
80,000	US Bancorp	3.375	02/05/2024	82,737
100,000	Wells Fargo & Co.	3.069	01/24/2023	100,732

				1,393,560

	Beverages— 1.0%
100,000	Coca-Cola Co. (The)	2.875	10/27/2025	101,881

	Biotechnology— 1.5%
150,000	Amgen, Inc.	3.875	11/15/2021	153,984

	Commercial Services— 2.0%
100,000	Automatic Data Processing, Inc.	3.375	09/15/2025	104,294
100,000	Ecolab, Inc.	4.350	12/08/2021	104,621

				208,915

	Computers— 3.4%
100,000	Apple, Inc.	2.400	05/03/2023	99,857
150,000	IBM Credit LLC	3.000	02/06/2023	151,299
100,000	International Business Machines Corp.	3.625	02/12/2024	103,481

				354,637

	Cosmetics/Personal Care— 1.0%
100,000	Procter & Gamble Co. (The)	2.150	08/11/2022	99,917

	Diversified Financial Services— 9.2%
180,000	American Express Co.(a)	3.700	08/03/2023	186,852
105,000	Ameriprise Financial, Inc.	4.000	10/15/2023	110,470
100,000	BlackRock, Inc.	3.500	03/18/2024	104,691
100,000	Charles Schwab Corp. (The)	2.650	01/25/2023	100,355
100,000	CME Group, Inc.	3.000	09/15/2022	101,981
150,000	Mastercard, Inc.	3.375	04/01/2024	156,162
100,000	Nuveen LLC(b)	4.000	11/01/2028	109,222
70,000	Visa, Inc.	3.150	12/14/2025	72,100

				941,833

	Electric— 4.5%
100,000	Eversource Energy, Series K	2.750	03/15/2022	100,602
100,000	Florida Power & Light Co.	3.125	12/01/2025	103,747
100,000	Southern California Edison Co., Series C	3.500	10/01/2023	102,084
150,000	WEC Energy Group, Inc.	3.375	06/15/2021	152,452

				458,885

	Electronics— 1.0%
100,000	Honeywell International, Inc.	1.850	11/01/2021	98,780

	Food— 1.3%
130,000	Mars, Inc.(b)	2.700	04/01/2025	130,757

	Forest Products & Paper— 1.5%
150,000	Georgia-Pacific LLC(b)	3.734	07/15/2023	155,997

Schedule of Investments

	Hand/Machine Tools— 0.7%
$70,000	Stanley Black & Decker, Inc.	2.900%	11/01/2022	$70,956

	Healthcare-Products— 3.7%
160,000	Abbott Laboratories	2.900	11/30/2021	161,517
80,000	Covidien International Finance S.A.	3.200	06/15/2022	81,771
130,000	Medtronic, Inc.	3.500	03/15/2025	135,552

				378,840

	Healthcare-Services— 1.0%
100,000	Coventry Health Care, Inc.	5.450	06/15/2021	104,732

	Household Products/Wares— 1.0%
100,000	Clorox Co. (The)	3.050	09/15/2022	101,836

	Insurance— 15.3%
60,000	American International Group, Inc.	4.875	06/01/2022	63,683
80,000	Athene Global Funding(b)	3.000	07/01/2022	80,432
200,000	Berkshire Hathaway Finance Corp.	3.000	05/15/2022	203,948
100,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	101,659
130,000	Five Corners Funding Trust(b)	4.419	11/15/2023	138,258
80,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/2022	85,398
80,000	Jackson National Life Global Funding(b)	3.300	02/01/2022	81,468
60,000	MetLife, Inc., Series D	4.368	09/15/2023	64,324
150,000	Metropolitan Life Global Funding I(b)	3.450	12/18/2026	154,415
160,000	New York Life Global Funding(b)	2.900	01/17/2024	162,174
130,000	New York Life Global Funding(b)	2.875	04/10/2024	131,806
150,000	Nuveen Finance LLC(b)	4.125	11/01/2024	159,737
150,000	Principal Life Global Funding II(b)	3.000	04/18/2026	150,216

				1,577,518

	Internet— 2.5%
100,000	Alphabet, Inc.	1.998	08/15/2026	95,798
160,000	eBay, Inc.	2.600	07/15/2022	159,540

				255,338

	Iron/Steel— 1.0%
100,000	Nucor Corp.	4.125	09/15/2022	104,928

	Machinery-Construction & Mining— 2.5%
100,000	Caterpillar Financial Services Corp.	1.700	08/09/2021	98,417
150,000	Caterpillar, Inc.	3.900	05/27/2021	154,678

				253,095

	Machinery-Diversified— 2.4%
100,000	Deere & Co.	2.600	06/08/2022	100,126
150,000	John Deere Capital Corp., GMTN	2.800	03/06/2023	151,363

				251,489

	Media— 1.5%
130,000	Comcast Cable Communications Holdings, Inc.	9.455	11/15/2022	159,690

	Metal Fabricate/Hardware— 0.7%
70,000	Precision Castparts Corp.	2.500	01/15/2023	69,913

	Miscellaneous Manufacturing— 2.0%
100,000	General Electric Co., GMTN	4.650	10/17/2021	103,928
100,000	General Electric Co.	2.700	10/09/2022	98,973

				202,901

	Oil & Gas— 4.7%
100,000	Chevron Corp.	3.191	06/24/2023	102,775
150,000	EOG Resources, Inc.	2.625	03/15/2023	150,025
80,000	Exxon Mobil Corp.	3.043	03/01/2026	81,740
80,000	Occidental Petroleum Corp.	2.700	02/15/2023	79,777
70,000	Phillips 66	4.300	04/01/2022	73,179

				487,496

	Oil & Gas Services— 1.0%
100,000	Schlumberger Investment S.A.(b)	3.300	09/14/2021	101,483

	Pharmaceuticals— 2.7%
180,000	Johnson & Johnson	2.450	03/01/2026	177,532
100,000	Merck & Co., Inc.	2.750	02/10/2025	100,541

				278,073

	REITs— 3.8%
100,000	ERP Operating LP	4.625	12/15/2021	104,691
60,000	Prologis LP	4.250	08/15/2023	63,847
70,000	Realty Income Corp.	3.250	10/15/2022	71,287

Schedule of Investments

$ 150,000	Simon Property Group LP	3.375%	10/01/2024	$154,483

				394,308

	Retail— 3.9%
150,000	Costco Wholesale Corp.	2.750	05/18/2024	151,904
60,000	Target Corp.	3.500	07/01/2024	62,911
180,000	Walmart, Inc.	3.700	06/26/2028	191,677

				406,492

	Semiconductors— 0.8%
80,000	Intel Corp.	3.700	07/29/2025	84,244

	Software— 2.8%
180,000	Microsoft Corp.	3.300	02/06/2027	187,592
100,000	Oracle Corp.	1.900	09/15/2021	98,772

				286,364

	Telecommunications— 1.4%
150,000	Cisco Systems, Inc.	1.850	09/20/2021	148,118

	Transportation— 1.0%
100,000	Burlington Northern Santa Fe LLC	3.850	09/01/2023	105,010

	Trucking & Leasing— 1.0%
100,000	Aviation Capital Group LLC(b)	2.875	01/20/2022	100,035

	Total Corporate Bonds (Cost $10,029,795)			10,200,626

Number of Shares
	Money Market Funds - 0.4%
42,054	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $42,054)			42,054

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $10,071,849)— 99.5%			10,242,680

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 1.7%
130,005	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)			130,005
43,322	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)			43,335

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $173,340)			173,340

	Total Investments in Securities (Cost $10,245,189)— 101.2%			10,416,020
	Other assets less liabilities—(1.2)%			(126,525)

	Net Assets—100.0%			$10,289,495

Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at May 31, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $1,656,000, which represented 16.09% of the Fund’s Net Assets.

(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Investment Grade Value ETF (IIGV)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.0%
	Advertising— 0.5%
$ 50,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.600%	04/15/2026	$50,450

	Aerospace/Defense— 1.1%
100,000	Rockwell Collins, Inc.	3.500	03/15/2027	101,177

	Agriculture— 2.1%
65,000	Altria Group, Inc.	4.800	02/14/2029	67,998
75,000	Archer-Daniels-Midland Co.	2.500	08/11/2026	73,463
50,000	Philip Morris International, Inc.	3.250	11/10/2024	51,135

				192,596

	Auto Manufacturers— 3.4%
50,000	Ford Motor Co.(a)	4.346	12/08/2026	49,050
200,000	Ford Motor Credit Co. LLC	5.875	08/02/2021	209,201
50,000	General Motors Co.	4.875	10/02/2023	52,103

				310,354

	Auto Parts & Equipment— 0.7%
70,000	Lear Corp.	3.800	09/15/2027	67,287

	Banks— 5.1%
70,000	Bank of America Corp., GMTN	3.300	01/11/2023	71,297
80,000	Citigroup, Inc.	4.450	09/29/2027	83,727
100,000	Citizens Financial Group, Inc.	4.300	12/03/2025	104,333
100,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	107,544
100,000	PNC Financial Services Group, Inc. (The)	3.450	04/23/2029	101,817

				468,718

	Beverages— 0.8%
65,000	Keurig Dr Pepper, Inc.(b)	4.597	05/25/2028	69,471

	Biotechnology— 1.7%
100,000	Biogen, Inc.	4.050	09/15/2025	104,881
50,000	Gilead Sciences, Inc.	3.650	03/01/2026	51,882

				156,763

	Building Materials— 0.2%
22,000	Johnson Controls International PLC	3.900	02/14/2026	22,688

	Chemicals— 3.5%
50,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP(b)	3.400	12/01/2026	51,287
100,000	PPG Industries, Inc.(a)	3.750	03/15/2028	103,619
100,000	Sherwin-Williams Co. (The)	3.450	06/01/2027	99,788
70,000	Westlake Chemical Corp.	3.600	08/15/2026	69,272

				323,966

	Commercial Services— 3.4%
50,000	Automatic Data Processing, Inc.	3.375	09/15/2025	52,147
100,000	ERAC USA Finance LLC(b)	2.700	11/01/2023	99,241
100,000	ERAC USA Finance LLC(b)	3.800	11/01/2025	103,272
50,000	S&P Global, Inc.	4.400	02/15/2026	54,433

				309,093

	Computers— 1.7%
50,000	Hewlett Packard Enterprise Co.	4.900	10/15/2025	53,349
100,000	International Business Machines Corp.	3.625	02/12/2024	103,481

				156,830

	Diversified Financial Services— 9.2%
100,000	Air Lease Corp.	3.000	09/15/2023	99,286
50,000	American Express Co.	3.700	08/03/2023	51,904
100,000	Capital One Financial Corp.	4.200	10/29/2025	103,566
110,000	Cboe Global Markets, Inc.	3.650	01/12/2027	114,061
70,000	Discover Financial Services	4.100	02/09/2027	70,804
70,000	National Rural Utilities Cooperative Finance Corp.	3.400	02/07/2028	72,426
50,000	Nuveen LLC(b)	4.000	11/01/2028	54,611
100,000	Pine Street Trust I(b)	4.572	02/15/2029	102,956
100,000	TD Ameritrade Holding Corp.	3.300	04/01/2027	101,807
70,000	Visa, Inc.	3.150	12/14/2025	72,100

				843,521

Schedule of Investments

	Electric— 4.1%
$ 50,000	Duke Energy Carolinas LLC	3.950%	11/15/2028	$53,946
60,000	Entergy Arkansas LLC	3.500	04/01/2026	62,029
60,000	Entergy Corp.	2.950	09/01/2026	59,012
50,000	Sempra Energy(a)	3.400	02/01/2028	49,277
50,000	Southern California Edison Co., Series C	3.500	10/01/2023	51,042
100,000	Southern Co. (The)	3.250	07/01/2026	99,996

				375,302

	Electronics— 0.8%
70,000	Fortive Corp.	3.150	06/15/2026	69,365

	Engineering & Construction— 0.8%
75,000	Fluor Corp.	4.250	09/15/2028	75,725

	Food— 2.6%
70,000	Kraft Heinz Foods Co.(b)	4.875	02/15/2025	72,201
50,000	Kroger Co. (The)	2.650	10/15/2026	47,393
50,000	Sysco Corp.	3.300	07/15/2026	50,359
70,000	Tyson Foods, Inc.	3.550	06/02/2027	70,900

				240,853

	Forest Products & Paper— 1.1%
100,000	International Paper Co.	3.000	02/15/2027	96,790

	Gas— 0.7%
60,000	NiSource, Inc.	3.490	05/15/2027	60,935

	Healthcare-Products— 2.6%
75,000	Baxter International, Inc.	2.600	08/15/2026	73,309
60,000	Edwards Lifesciences Corp.	4.300	06/15/2028	63,777
100,000	Zimmer Biomet Holdings, Inc.	3.550	04/01/2025	101,389

				238,475

	Healthcare-Services— 2.0%
100,000	Anthem, Inc.	3.650	12/01/2027	100,910
80,000	Laboratory Corp. of America Holdings	3.600	02/01/2025	81,151

				182,061

	Home Furnishings— 0.6%
50,000	Whirlpool Corp.	4.750	02/26/2029	52,780

	Insurance— 10.3%
50,000	Athene Global Funding(b)	3.000	07/01/2022	50,270
60,000	Athene Holding Ltd.	4.125	01/12/2028	58,886
70,000	AXA Equitable Holdings, Inc.	4.350	04/20/2028	72,088
50,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	50,829
100,000	Brighthouse Financial, Inc.	3.700	06/22/2027	93,253
100,000	Five Corners Funding Trust(b)	4.419	11/15/2023	106,352
60,000	Liberty Mutual Group, Inc.(b)	4.569	02/01/2029	63,940
65,000	Marsh & McLennan Cos., Inc.	4.375	03/15/2029	70,015
200,000	Massmutual Global Funding II(b)	2.750	06/22/2024	201,308
70,000	New York Life Global Funding(b)	2.900	01/17/2024	70,951
50,000	Nuveen Finance LLC(b)	4.125	11/01/2024	53,246
50,000	Principal Life Global Funding II(b)	3.000	04/18/2026	50,072

				941,210

	Internet— 0.7%
60,000	Booking Holdings, Inc.	3.600	06/01/2026	62,218

	Investment Companies— 1.1%
100,000	Ares Capital Corp.	3.500	02/10/2023	99,530

	Machinery-Diversified— 0.6%
50,000	Roper Technologies, Inc.	4.200	09/15/2028	52,732

	Media— 4.4%
100,000	CBS Corp.	4.000	01/15/2026	102,469
50,000	Comcast Corp.	4.150	10/15/2028	53,729
65,000	Fox Corp.(b)	4.709	01/25/2029	71,043
100,000	TWDC Enterprises 18 Corp., MTN	2.950	06/15/2027	101,589
70,000	Warner Media LLC	3.600	07/15/2025	71,396

				400,226

	Miscellaneous Manufacturing— 3.0%
50,000	3M Co.	2.875	10/15/2027	49,718
50,000	Carlisle Cos., Inc.	3.750	12/01/2027	49,950
70,000	Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/2029	71,544

Schedule of Investments

$ 100,000	Parker-Hannifin Corp.	3.250%	03/01/2027	$100,791

				272,003

	Oil & Gas— 4.1%
70,000	Apache Corp.(a)	4.375	10/15/2028	71,440
100,000	ConocoPhillips Holding Co.	6.950	04/15/2029	130,030
70,000	Exxon Mobil Corp.	3.043	03/01/2026	71,522
100,000	Valero Energy Corp.(a)	3.400	09/15/2026	99,110

				372,102

	Oil & Gas Services— 2.2%
100,000	Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor, Inc.	3.337	12/15/2027	98,144
100,000	Halliburton Co.	3.800	11/15/2025	103,036

				201,180

	Packaging & Containers— 0.8%
65,000	WRKCo, Inc.	4.900	03/15/2029	70,494

	Pharmaceuticals— 6.2%
50,000	AbbVie, Inc.	3.600	05/14/2025	50,979
70,000	AmerisourceBergen Corp.	3.450	12/15/2027	69,074
70,000	Bristol-Myers Squibb Co.(a)	3.250	02/27/2027	71,348
100,000	Cardinal Health, Inc.(a)	3.410	06/15/2027	96,852
70,000	Cigna Corp.(b)	4.375	10/15/2028	73,434
100,000	CVS Health Corp.	4.300	03/25/2028	103,080
100,000	Express Scripts Holding Co.	4.500	02/25/2026	106,135

				570,902

	Pipelines— 0.6%
50,000	ONEOK, Inc.	4.550	07/15/2028	52,719

	Real Estate— 1.2%
100,000	CBRE Services, Inc.	4.875	03/01/2026	107,425

	REITs— 1.1%
100,000	LifeStorage LP	3.500	07/01/2026	98,340

	Retail— 1.7%
50,000	Kohl’s Corp.	4.250	07/17/2025	51,731
50,000	O’Reilly Automotive, Inc.	3.600	09/01/2027	50,302
50,000	Walmart, Inc.	3.700	06/26/2028	53,244

				155,277

	Semiconductors— 3.9%
50,000	Analog Devices, Inc.	3.500	12/05/2026	50,065
65,000	Lam Research Corp.	4.000	03/15/2029	67,666
70,000	NVIDIA Corp.	3.200	09/16/2026	70,072
70,000	QUALCOMM, Inc.	3.450	05/20/2025	71,297
100,000	Xilinx, Inc.	2.950	06/01/2024	100,209

				359,309

	Software— 2.8%
50,000	Activision Blizzard, Inc.	3.400	09/15/2026	50,358
100,000	Fiserv, Inc.	4.200	10/01/2028	105,786
100,000	Microsoft Corp.	3.300	02/06/2027	104,218

				260,362

	Telecommunications— 0.9%
80,000	AT&T, Inc.	3.400	05/15/2025	81,045

	Transportation— 2.3%
70,000	CH Robinson Worldwide, Inc.	4.200	04/15/2028	73,501
70,000	JB Hunt Transport Services, Inc.	3.875	03/01/2026	72,050
60,000	Union Pacific Corp.	3.950	09/10/2028	63,965

				209,516

	Trucking & Leasing— 0.8%
70,000	Aviation Capital Group LLC(b)	2.875	01/20/2022	70,025

	Water— 0.6%
50,000	American Water Capital Corp.	3.750	09/01/2028	52,249

	Total Corporate Bonds (Cost $8,690,136)			8,954,064

Number of Shares
	Money Market Funds - 0.7%
68,003	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $68,003)			68,003

Schedule of Investments

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost $8,758,139)— 98.7%	$9,022,067

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 5.5%
375,976	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)	375,976
125,288	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)	125,325

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $501,301)	501,301

	Total Investments in Securities (Cost $9,259,440)— 104.2%	9,523,368
	Other assets less liabilities—(4.2)%	(385,690)

	Net Assets—100.0%	$9,137,678

Abbreviations:

GMTN - Global Medium-Term Note
MTN - Medium-Term Note
REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at May 31, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $1,363,680, which represented 14.92% of the Fund’s Net Assets.

(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Multi-Factor Core Fixed Income ETF (IMFC)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Government Sponsored Agency Mortgage-Backed Securities— 39.6%
	Collateralized Mortgage Obligations— 39.6%
$ 82,712	Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	06/01/2030	$88,481
83,512	Federal Home Loan Mortgage Corp. (FHLMC)	5.000	08/01/2044	89,751
189,435	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	05/01/2046	191,298
202,854	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	11/01/2046	204,525
209,307	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	01/01/2047	211,009
287,066	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	04/01/2047	293,831
263,160	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	09/01/2047	269,362
254,957	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	10/01/2047	264,662
267,934	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	10/01/2047	274,248
224,709	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	11/01/2047	230,005
229,007	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	12/01/2047	230,232
183,374	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2048	189,332
183,456	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	03/01/2048	185,193
228,056	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2048	235,007
228,550	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	05/01/2048	237,270
182,469	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	06/01/2048	191,624
308,500	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	06/01/2048	323,920
230,271	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	07/01/2048	238,694
53,370	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	09/01/2048	55,793
92,660	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	09/01/2048	95,751
93,459	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	10/01/2048	96,604
263,616	Federal National Mortgage Association (FNMA)	3.500	10/01/2046	269,674
267,817	Federal National Mortgage Association (FNMA)	3.000	10/01/2046	270,350
265,547	Federal National Mortgage Association (FNMA)	3.500	11/01/2046	271,873
168,468	Federal National Mortgage Association (FNMA)	3.000	01/01/2047	169,787
213,406	Federal National Mortgage Association (FNMA)	3.000	02/01/2047	215,263
270,637	Federal National Mortgage Association (FNMA)	3.000	04/01/2047	273,046
241,488	Federal National Mortgage Association (FNMA)	4.000	07/01/2047	250,498
247,487	Federal National Mortgage Association (FNMA)	4.000	08/01/2047	256,724
166,378	Federal National Mortgage Association (FNMA)	3.500	09/01/2047	171,914
269,567	Federal National Mortgage Association (FNMA)	4.000	11/01/2047	279,621
272,992	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	279,236
268,086	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	274,219
171,964	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	177,910
179,124	Federal National Mortgage Association (FNMA)	3.500	12/01/2047	183,222
257,250	Federal National Mortgage Association (FNMA)	4.000	01/01/2048	266,800
181,198	Federal National Mortgage Association (FNMA)	3.500	01/01/2048	185,321
185,125	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	191,241
254,077	Federal National Mortgage Association (FNMA)	4.500	02/01/2048	266,624
185,091	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	191,050
184,466	Federal National Mortgage Association (FNMA)	3.500	03/01/2048	188,729
186,373	Federal National Mortgage Association (FNMA)	3.500	04/01/2048	190,679
229,719	Federal National Mortgage Association (FNMA)	4.000	06/01/2048	238,027
92,926	Federal National Mortgage Association (FNMA)	4.500	06/01/2048	97,471
276,475	Federal National Mortgage Association (FNMA)	4.000	07/01/2048	285,777
264,340	Federal National Mortgage Association (FNMA)	4.500	07/01/2048	277,206
92,927	Federal National Mortgage Association (FNMA)	4.500	11/01/2048	97,145
95,409	Federal National Mortgage Association (FNMA)	4.000	12/01/2048	98,506
98,077	Federal National Mortgage Association (FNMA)	4.000	03/01/2049	101,460

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $9,929,937)			10,215,965

	U.S. Treasury Securities— 30.1%
	U.S. Treasury Bonds— 10.5%
100,000	U.S. Treasury Bonds	8.000	11/15/2021	114,408
50,000	U.S. Treasury Bonds	5.375	02/15/2031	66,435
50,000	U.S. Treasury Bonds	4.500	02/15/2036	65,209
25,000	U.S. Treasury Bonds	5.000	05/15/2037	34,839
200,000	U.S. Treasury Bonds	4.250	11/15/2040	259,738
200,000	U.S. Treasury Bonds	4.750	02/15/2041	276,965
200,000	U.S. Treasury Bonds	4.375	05/15/2041	264,363
200,000	U.S. Treasury Bonds	3.750	08/15/2041	242,965
150,000	U.S. Treasury Bonds	3.125	11/15/2041	166,046

Schedule of Investments

$ 50,000	U.S. Treasury Bonds	3.625%	08/15/2043	$59,750
100,000	U.S. Treasury Bonds	2.500	02/15/2045	98,641
25,000	U.S. Treasury Bonds	3.000	05/15/2045	27,077
200,000	U.S. Treasury Bonds	2.875	08/15/2045	211,672
150,000	U.S. Treasury Bonds	3.000	11/15/2045	162,592
150,000	U.S. Treasury Bonds	2.500	05/15/2046	147,662
50,000	U.S. Treasury Bonds	2.875	11/15/2046	52,978
125,000	U.S. Treasury Bonds	3.000	05/15/2047	135,542
75,000	U.S. Treasury Bonds	3.000	02/15/2048	81,259
75,000	U.S. Treasury Bonds	3.125	05/15/2048	83,231
50,000	U.S. Treasury Bonds	3.000	08/15/2048	54,233
75,000	U.S. Treasury Bonds	3.375	11/15/2048	87,349
25,000	U.S. Treasury Bonds	3.000	02/15/2049	27,166

				2,720,120

	U.S. Treasury Notes— 19.6%
100,000	U.S. Treasury Notes	1.500	05/15/2020	99,303
100,000	U.S. Treasury Notes	3.500	05/15/2020	101,160
100,000	U.S. Treasury Notes	2.500	05/31/2020	100,252
100,000	U.S. Treasury Notes	1.500	05/31/2020	99,289
100,000	U.S. Treasury Notes	1.375	05/31/2020	99,158
100,000	U.S. Treasury Notes	1.500	06/15/2020	99,268
100,000	U.S. Treasury Notes	1.625	06/30/2020	99,375
100,000	U.S. Treasury Notes	1.625	07/31/2020	99,367
200,000	U.S. Treasury Notes	2.625	08/15/2020	201,164
100,000	U.S. Treasury Notes	1.500	08/15/2020	99,242
100,000	U.S. Treasury Notes	1.375	08/31/2020	99,084
100,000	U.S. Treasury Notes	1.375	09/30/2020	99,049
100,000	U.S. Treasury Notes	1.375	10/31/2020	99,049
200,000	U.S. Treasury Notes	2.625	11/15/2020	201,637
100,000	U.S. Treasury Notes	1.625	11/30/2020	99,363
100,000	U.S. Treasury Notes	1.750	12/31/2020	99,570
100,000	U.S. Treasury Notes	1.375	01/31/2021	98,957
200,000	U.S. Treasury Notes	3.625	02/15/2021	205,375
150,000	U.S. Treasury Notes	1.125	02/28/2021	147,762
35,000	U.S. Treasury Notes	2.500	02/28/2021	35,299
100,000	U.S. Treasury Notes	1.250	03/31/2021	98,697
50,000	U.S. Treasury Notes	2.250	03/31/2021	50,236
100,000	U.S. Treasury Notes	1.375	04/30/2021	98,895
100,000	U.S. Treasury Notes	2.250	04/30/2021	100,543
175,000	U.S. Treasury Notes	3.125	05/15/2021	178,855
100,000	U.S. Treasury Notes	2.625	05/15/2021	101,262
100,000	U.S. Treasury Notes	1.375	05/31/2021	98,869
250,000	U.S. Treasury Notes	1.125	06/30/2021	245,981
100,000	U.S. Treasury Notes	2.750	08/15/2021	101,746
50,000	U.S. Treasury Notes	2.125	08/15/2021	50,202
50,000	U.S. Treasury Notes	1.125	09/30/2021	49,123
200,000	U.S. Treasury Notes	2.875	10/15/2021	204,379
200,000	U.S. Treasury Notes	2.000	10/31/2021	200,383
110,000	U.S. Treasury Notes	2.000	11/15/2021	110,238
150,000	U.S. Treasury Notes	2.875	11/15/2021	153,398
100,000	U.S. Treasury Notes	1.750	11/30/2021	99,590
100,000	U.S. Treasury Notes	2.000	12/31/2021	100,270
100,000	U.S. Treasury Notes	2.500	01/15/2022	101,475
100,000	U.S. Treasury Notes	1.875	01/31/2022	99,891
100,000	U.S. Treasury Notes	2.000	02/15/2022	100,254
100,000	U.S. Treasury Notes	2.500	02/15/2022	101,563
50,000	U.S. Treasury Notes	2.375	03/15/2022	50,652
125,000	U.S. Treasury Notes	1.875	03/31/2022	124,951
50,000	U.S. Treasury Notes	1.750	04/30/2022	49,777
100,000	U.S. Treasury Notes	1.875	04/30/2022	99,906

				5,053,859

	Total U.S. Treasury Securities (Cost $7,488,571)			7,773,979

	Corporate Bonds and Notes— 29.9%
	Apparel— 0.4%
100,000	NIKE, Inc.	2.375	11/01/2026	98,191

	Banks— 4.0%
100,000	Bank of America Corp., GMTN	3.300	01/11/2023	101,853
100,000	Comerica, Inc.	3.700	07/31/2023	103,932
100,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	107,543
100,000	JPMorgan Chase & Co.	4.500	01/24/2022	104,761

Schedule of Investments

$ 100,000	Morgan Stanley, MTN	2.625%	11/17/2021	$99,836
100,000	PNC Financial Services Group, Inc. (The)	3.300	03/08/2022	102,102
100,000	State Street Corp.	3.550	08/18/2025	104,564
100,000	SunTrust Banks, Inc.	2.700	01/27/2022	100,327
100,000	US Bancorp	3.375	02/05/2024	103,421
100,000	Wells Fargo & Co.	3.069	01/24/2023	100,732

				1,029,071

	Beverages— 0.4%
100,000	Coca-Cola Co. (The)	2.875	10/27/2025	101,881

	Commercial Services— 0.8%
100,000	Automatic Data Processing, Inc.	3.375	09/15/2025	104,294
100,000	Ecolab, Inc.	4.350	12/08/2021	104,621

				208,915

	Computers— 0.8%
100,000	Apple, Inc.	2.400	05/03/2023	99,857
100,000	International Business Machines Corp.	3.625	02/12/2024	103,481

				203,338

	Cosmetics/Personal Care— 0.4%
100,000	Procter & Gamble Co. (The)	2.150	08/11/2022	99,917

	Diversified Financial Services— 2.8%
100,000	American Express Co.(a)	3.700	08/03/2023	103,807
100,000	Ameriprise Financial, Inc.	4.000	10/15/2023	105,209
100,000	BlackRock, Inc.	3.500	03/18/2024	104,691
100,000	Charles Schwab Corp. (The)	2.650	01/25/2023	100,355
100,000	CME Group, Inc.	3.000	09/15/2022	101,981
100,000	Mastercard, Inc.	3.375	04/01/2024	104,108
100,000	Visa, Inc.	3.150	12/14/2025	103,000

				723,151

	Electric— 1.6%
100,000	Eversource Energy, Series K	2.750	03/15/2022	100,602
100,000	Florida Power & Light Co.	3.125	12/01/2025	103,747
100,000	Southern California Edison Co., Series C	3.500	10/01/2023	102,084
100,000	WEC Energy Group, Inc.	3.375	06/15/2021	101,635

				408,068

	Electronics— 0.6%
150,000	Honeywell International, Inc.	1.850	11/01/2021	148,170

	Engineering & Construction— 0.4%
100,000	Fluor Corp.(a)	4.250	09/15/2028	100,967

	Forest Products & Paper— 0.4%
100,000	International Paper Co.	3.000	02/15/2027	96,790

	Hand/Machine Tools— 0.4%
100,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	101,366

	Healthcare-Products— 0.6%
50,000	Abbott Laboratories	2.900	11/30/2021	50,474
100,000	Covidien International Finance S.A.	3.200	06/15/2022	102,214

				152,688

	Healthcare-Services— 0.8%
100,000	Coventry Health Care, Inc.	5.450	06/15/2021	104,732
100,000	SSM Health Care Corp., Series A	3.823	06/01/2027	105,265

				209,997

	Home Furnishings— 0.4%
100,000	Whirlpool Corp.	4.750	02/26/2029	105,560

	Insurance— 4.0%
100,000	Athene Global Funding(b)	3.000	07/01/2022	100,540
150,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	152,488
100,000	Five Corners Funding Trust(b)	4.419	11/15/2023	106,352
100,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/2022	106,747
150,000	Metropolitan Life Global Funding I(b)	3.450	12/18/2026	154,415
100,000	New York Life Global Funding(b)	2.900	01/17/2024	101,359
100,000	New York Life Global Funding(b)	2.875	04/10/2024	101,389
100,000	Nuveen Finance LLC(b)	4.125	11/01/2024	106,492
100,000	Principal Life Global Funding II(b)	3.000	04/18/2026	100,144

				1,029,926

	Internet— 0.7%
100,000	Alphabet, Inc.	1.998	08/15/2026	95,799

Schedule of Investments

$ 100,000	eBay, Inc.	2.600%	07/15/2022	$99,712

				195,511

	Iron/Steel— 0.4%
100,000	Nucor Corp.	4.125	09/15/2022	104,928

	Machinery-Construction & Mining— 0.4%
100,000	Caterpillar Financial Services Corp.	1.700	08/09/2021	98,417

	Machinery-Diversified— 0.4%
100,000	John Deere Capital Corp., GMTN	2.800	03/06/2023	100,909

	Media— 0.8%
100,000	Comcast Cable Communications Holdings, Inc.	9.455	11/15/2022	122,838
100,000	NBCUniversal Media LLC	2.875	01/15/2023	101,159

				223,997

	Metal Fabricate/Hardware— 0.4%
100,000	Precision Castparts Corp.	2.500	01/15/2023	99,875

	Miscellaneous Manufacturing— 1.1%
100,000	3M Co.	2.875	10/15/2027	99,437
200,000	General Electric Co.	2.700	10/09/2022	197,946

				297,383

	Oil & Gas— 1.6%
100,000	Chevron Corp.	3.191	06/24/2023	102,775
100,000	Exxon Mobil Corp.	3.043	03/01/2026	102,175
100,000	Occidental Petroleum Corp.	2.700	02/15/2023	99,721
100,000	Phillips 66	4.300	04/01/2022	104,541

				409,212

	Oil & Gas Services— 0.4%
100,000	Schlumberger Investment S.A.(b)	3.300	09/14/2021	101,484

	Pharmaceuticals— 0.9%
100,000	Johnson & Johnson	2.450	03/01/2026	98,629
150,000	Merck & Co., Inc.	2.750	02/10/2025	150,811

				249,440

	REITs— 1.2%
100,000	ERP Operating LP	4.625	12/15/2021	104,691
100,000	Realty Income Corp.	3.250	10/15/2022	101,838
100,000	Simon Property Group LP	3.375	10/01/2024	102,989

				309,518

	Retail— 0.8%
100,000	Target Corp.(a)	3.500	07/01/2024	104,852
100,000	Walmart, Inc.	3.700	06/26/2028	106,488

				211,340

	Semiconductors— 0.4%
100,000	Intel Corp.	3.700	07/29/2025	105,305

	Software— 0.8%
100,000	Microsoft Corp.	3.300	02/06/2027	104,218
100,000	Oracle Corp.	1.900	09/15/2021	98,772

				202,990

	Transportation— 0.4%
100,000	Burlington Northern Santa Fe LLC	3.850	09/01/2023	105,010

	Trucking & Leasing— 0.4%
100,000	Aviation Capital Group LLC(b)	2.875	01/20/2022	100,035

	Total Corporate Bonds and Notes (Cost $7,542,526)			7,733,350

Number of Shares
	Money Market Funds - 0.2%
50,444	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $50,444)			50,444

	Total Investments in Securities (excluding investment purchased with cash collateral from securities on loan) (Cost $25,011,478)— 99.8%			25,773,738

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 1.0%

Schedule of Investments

193,659	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)	$193,659
64,532	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)	64,551

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $258,210)	258,210

	Total Investments in Securities (Cost $25,269,688)— 100.8%	26,031,948
	Other assets less liabilities—(0.8)%	(208,673)

	Net Assets—100.0%	$25,823,275

Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at May 31, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $972,210, which represented 3.76% of the Fund’s Net Assets.

(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Multi-Factor Core Plus Fixed Income ETF (IMFP)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes— 65.9%
	Advertising— 0.2%
$100,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.250%	02/15/2022	$101,301

	Aerospace/Defense— 0.4%
100,000	Raytheon Co.	2.500	12/15/2022	100,068
100,000	Rockwell Collins, Inc.	3.500	03/15/2027	101,177

				201,245

	Agriculture— 0.3%
150,000	Philip Morris International, Inc.	3.250	11/10/2024	153,406

	Airlines— 0.4%
100,000	Delta Air Lines, Inc.	3.625	03/15/2022	101,254
100,000	United Continental Holdings, Inc.	4.250	10/01/2022	100,261

				201,515

	Apparel— 0.4%
200,000	NIKE, Inc.	2.375	11/01/2026	196,383

	Auto Manufacturers— 0.2%
100,000	General Motors Co.	4.875	10/02/2023	104,205

	Auto Parts & Equipment— 0.5%
100,000	Goodyear Tire & Rubber Co. (The)(a)	5.125	11/15/2023	99,625
150,000	ZF North America Capital, Inc. (Germany)(b)	4.750	04/29/2025	149,654

				249,279

	Banks— 5.0%
150,000	Banco del Estado de Chile, MTN (Chile)(b)	3.875	02/08/2022	154,674
200,000	Banco do Brasil S.A., EMTN (Brazil)(b)	4.875	04/19/2023	205,900
200,000	Bank of America Corp., GMTN	3.300	01/11/2023	203,706
100,000	Bank of New York Mellon Corp. (The)	3.550	09/23/2021	102,170
100,000	BB&T Corp., MTN	3.050	06/20/2022	101,417
100,000	CIT Group, Inc.	5.000	08/15/2022	103,952
100,000	Citigroup, Inc.	4.450	09/29/2027	104,659
100,000	Comerica, Inc.	3.700	07/31/2023	103,932
150,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	161,315
100,000	Huntington Bancshares, Inc.	2.300	01/14/2022	99,290
100,000	JPMorgan Chase & Co.	4.500	01/24/2022	104,761
150,000	Morgan Stanley, GMTN	2.750	05/19/2022	149,991
100,000	Morgan Stanley, MTN	2.625	11/17/2021	99,836
100,000	PNC Financial Services Group, Inc. (The)	3.300	03/08/2022	102,102
100,000	State Street Corp.	3.550	08/18/2025	104,564
100,000	SunTrust Banks, Inc.	2.700	01/27/2022	100,327
200,000	Union National Bank PJSC, MTN (United Arab Emirates)	4.000	03/13/2023	203,005
100,000	US Bancorp	3.375	02/05/2024	103,421
100,000	Vnesheconombank Via VEB Finance PLC (Russia)(b)	6.800	11/22/2025	108,837
150,000	Wells Fargo & Co.	3.069	01/24/2023	151,098

				2,568,957

	Beverages— 0.2%
100,000	Coca-Cola Co. (The)	2.875	10/27/2025	101,881

	Biotechnology— 0.4%
100,000	Amgen, Inc.	3.875	11/15/2021	102,656
100,000	Gilead Sciences, Inc.	3.650	03/01/2026	103,763

				206,419

	Building Materials— 0.3%
37,000	Johnson Controls International PLC	3.900	02/14/2026	38,157
100,000	Owens Corning	4.200	12/15/2022	103,473

				141,630

	Chemicals— 1.7%
150,000	Ashland LLC	4.750	08/15/2022	155,062
100,000	Blue Cube Spinco LLC	9.750	10/15/2023	110,250
100,000	Huntsman International LLC	5.125	11/15/2022	104,425
100,000	Mosaic Co. (The)	4.250	11/15/2023	104,957
100,000	PPG Industries, Inc.(a)	3.750	03/15/2028	103,619
100,000	Sherwin-Williams Co. (The)	3.450	06/01/2027	99,788
100,000	Westlake Chemical Corp.	3.600	08/15/2026	98,960

Schedule of Investments

$ 100,000	WR Grace & Co.(b)	5.125%	10/01/2021	$101,720

				878,781

	Coal— 0.2%
100,000	Peabody Energy Corp.(b)	6.000	03/31/2022	99,000

	Commercial Services— 1.8%
150,000	Automatic Data Processing, Inc.	3.375	09/15/2025	156,441
100,000	Ecolab, Inc.	4.350	12/08/2021	104,621
150,000	ERAC USA Finance LLC(b)	2.700	11/01/2023	148,862
100,000	Hertz Corp. (The)(b)	7.625	06/01/2022	101,625
100,000	Nielsen Co. Luxembourg Sarl (The)(b)	5.500	10/01/2021	100,500
100,000	Nielsen Finance LLC/Nielsen Finance Co.(b)	5.000	04/15/2022	99,410
100,000	Total System Services, Inc.	4.800	04/01/2026	107,640
100,000	WEX, Inc.(b)	4.750	02/01/2023	100,000

				919,099

	Computers— 1.3%
150,000	Apple, Inc.	2.400	05/03/2023	149,786
180,000	EMC Corp.(a)	3.375	06/01/2023	174,867
100,000	IBM Credit LLC	3.000	02/06/2023	100,866
150,000	International Business Machines Corp.	3.625	02/12/2024	155,221
100,000	Seagate HDD Cayman	4.750	01/01/2025	99,274

				680,014

	Cosmetics/Personal Care— 0.8%
100,000	Avon International Operations, Inc. (United Kingdom)(b)	7.875	08/15/2022	104,625
100,000	Edgewell Personal Care Co.	4.700	05/19/2021	99,765
100,000	First Quality Finance Co., Inc.(b)	4.625	05/15/2021	100,000
100,000	Procter & Gamble Co. (The)	2.150	08/11/2022	99,917

				404,307

	Diversified Financial Services— 4.7%
100,000	Air Lease Corp.	3.000	09/15/2023	99,286
100,000	Aircastle Ltd.	4.400	09/25/2023	102,418
100,000	American Express Co.	3.700	08/03/2023	103,807
100,000	Ameriprise Financial, Inc.	4.000	10/15/2023	105,209
100,000	BGC Partners, Inc.	5.375	07/24/2023	103,919
200,000	BlackRock, Inc.	3.500	03/18/2024	209,382
100,000	Capital One Financial Corp.	4.200	10/29/2025	103,566
100,000	Cboe Global Markets, Inc.	3.650	01/12/2027	103,692
100,000	Charles Schwab Corp. (The)	2.650	01/25/2023	100,355
100,000	CME Group, Inc.	3.000	09/15/2022	101,981
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(b)	7.500	04/15/2021	203,750
100,000	Jefferies Financial Group, Inc.	5.500	10/18/2023	106,139
100,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)	5.250	03/15/2022	100,118
100,000	Mastercard, Inc.	3.375	04/01/2024	104,108
100,000	Navient Corp.	6.500	06/15/2022	104,250
150,000	Nuveen LLC(b)	4.000	11/01/2028	163,834
100,000	Quicken Loans, Inc.(b)	5.750	05/01/2025	99,270
100,000	Synchrony Financial	4.250	08/15/2024	102,161
150,000	TD Ameritrade Holding Corp.	3.300	04/01/2027	152,711
150,000	Visa, Inc.	3.150	12/14/2025	154,499

				2,424,455

	Electric— 2.6%
200,000	Abu Dhabi National Energy Co. PJSC (United Arab Emirates)(b)	3.625	01/12/2023	203,300
100,000	AES Corp. (The)	4.875	05/15/2023	100,676
100,000	Cleco Corporate Holdings LLC	3.743	05/01/2026	100,382
200,000	Comision Federal de Electricidad (Mexico)(b)	4.875	05/26/2021	205,352
100,000	Entergy Corp.	2.950	09/01/2026	98,354
100,000	Eversource Energy, Series K	2.750	03/15/2022	100,602
100,000	Florida Power & Light Co.	3.125	12/01/2025	103,747
150,000	NextEra Energy Operating Partners LP(b)	4.250	09/15/2024	149,625
100,000	Sempra Energy(a)	3.400	02/01/2028	98,554
100,000	Southern California Edison Co., Series C	3.500	10/01/2023	102,084
100,000	WEC Energy Group, Inc.	3.375	06/15/2021	101,635

				1,364,311

	Electrical Components & Equipment— 0.2%
100,000	WESCO Distribution, Inc.	5.375	12/15/2021	101,000

	Electronics— 0.8%
100,000	ADT Security Corp. (The)	6.250	10/15/2021	105,000
100,000	Avnet, Inc.	4.625	04/15/2026	103,429
100,000	Honeywell International, Inc.	1.850	11/01/2021	98,780
100,000	Jabil, Inc.	4.700	09/15/2022	104,165

				411,374

Schedule of Investments

	Entertainment— 0.2%
$ 100,000	National CineMedia LLC	6.000%	04/15/2022	$101,125

	Environmental Control— 0.2%
100,000	Clean Harbors, Inc.	5.125	06/01/2021	100,375

	Food— 1.0%
100,000	C&S Group Enterprises LLC(b)	5.375	07/15/2022	98,875
100,000	Kroger Co. (The)	2.650	10/15/2026	94,787
200,000	Mondelez International Holdings Netherlands BV(b)	2.000	10/28/2021	196,644
150,000	Sysco Corp.	3.300	07/15/2026	151,077

				541,383

	Forest Products & Paper— 0.4%
100,000	Georgia-Pacific LLC(b)	3.734	07/15/2023	103,998
125,000	International Paper Co.	3.000	02/15/2027	120,987

				224,985

	Gas— 0.4%
100,000	NiSource, Inc.	3.490	05/15/2027	101,558
100,000	Southern Star Central Corp.(b)	5.125	07/15/2022	101,470

				203,028

	Hand/Machine Tools— 0.2%
100,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	101,366

	Healthcare-Products— 1.1%
100,000	Abbott Laboratories	2.900	11/30/2021	100,948
150,000	Covidien International Finance S.A.	3.200	06/15/2022	153,321
100,000	Edwards Lifesciences Corp.	4.300	06/15/2028	106,294
100,000	Hill-Rom Holdings, Inc.(b)	5.750	09/01/2023	102,750
100,000	Medtronic, Inc.	3.500	03/15/2025	104,271

				567,584

	Healthcare-Services— 1.3%
100,000	Centene Corp.	6.125	02/15/2024	104,513
100,000	Centene Corp.	4.750	01/15/2025	101,500
100,000	Coventry Health Care, Inc.	5.450	06/15/2021	104,732
150,000	Magellan Health, Inc.	4.900	09/22/2024	144,750
100,000	SSM Health Care Corp., Series A	3.823	06/01/2027	105,265
100,000	Universal Health Services, Inc.(b)	4.750	08/01/2022	100,500

				661,260

	Home Builders— 0.6%
100,000	KB Home	7.000	12/15/2021	106,277
100,000	Taylor Morrison Communities, Inc.	6.625	05/15/2022	103,095
100,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(b)	5.250	04/15/2021	99,625

				308,997

	Home Furnishings— 0.2%
100,000	Whirlpool Corp.	4.750	02/26/2029	105,560

	Household Products/Wares— 0.2%
100,000	Clorox Co. (The)	3.050	09/15/2022	101,836

	Housewares— 0.4%
100,000	Newell Brands, Inc.	4.200	04/01/2026	97,477
100,000	Tupperware Brands Corp.	4.750	06/01/2021	102,972

				200,449

	Insurance— 4.9%
100,000	American International Group, Inc.	4.875	06/01/2022	106,138
100,000	Athene Global Funding(b)	3.000	07/01/2022	100,540
150,000	Athene Holding Ltd.	4.125	01/12/2028	147,215
200,000	Berkshire Hathaway Finance Corp.	3.000	05/15/2022	203,948
100,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	101,659
100,000	Brown & Brown, Inc.	4.200	09/15/2024	104,096
200,000	Five Corners Funding Trust(b)	4.419	11/15/2023	212,704
100,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/2022	106,747
100,000	Jackson National Life Global Funding(b)	3.300	02/01/2022	101,835
100,000	Kemper Corp.	4.350	02/15/2025	103,346
100,000	Marsh & McLennan Cos., Inc.	4.375	03/15/2029	107,715
200,000	Massmutual Global Funding II(b)	2.750	06/22/2024	201,308
100,000	MetLife, Inc., Series D	4.368	09/15/2023	107,207
150,000	Metropolitan Life Global Funding I(b)	3.450	12/18/2026	154,415
100,000	MGIC Investment Corp.	5.750	08/15/2023	106,500
118,000	New York Life Global Funding(b)	2.900	01/17/2024	119,603
100,000	New York Life Global Funding(b)	2.875	04/10/2024	101,389
100,000	Nuveen Finance LLC(b)	4.125	11/01/2024	106,492
150,000	Principal Life Global Funding II(b)	3.000	04/18/2026	150,216

Schedule of Investments

$100,000	Radian Group, Inc.	4.500%	10/01/2024	$100,000

				2,543,073

	Internet— 1.2%
150,000	Alphabet, Inc.	1.998	08/15/2026	143,698
100,000	Booking Holdings, Inc.	3.600	06/01/2026	103,697
100,000	Cogent Communications Group, Inc.(b)	5.375	03/01/2022	103,000
100,000	eBay, Inc.	2.600	07/15/2022	99,712
100,000	Symantec Corp.(b)	5.000	04/15/2025	100,017
100,000	VeriSign, Inc.	4.625	05/01/2023	101,220

				651,344

	Investment Companies— 0.8%
100,000	Ares Capital Corp.	3.500	02/10/2023	99,531
200,000	MDC-GMTN BV, MTN (United Arab Emirates)(b)	5.500	03/01/2022	213,867
100,000	Owl Rock Capital Corp.	5.250	04/15/2024	101,038

				414,436

	Iron/Steel— 0.4%
100,000	Nucor Corp.	4.125	09/15/2022	104,928
100,000	Steel Dynamics, Inc.	5.125	10/01/2021	100,375

				205,303

	Leisure Time— 0.4%
100,000	NCL Corp. Ltd.(b)	4.750	12/15/2021	101,000
100,000	Sabre GLBL, Inc.(b)	5.375	04/15/2023	101,268

				202,268

	Lodging— 0.9%
100,000	Choice Hotels International, Inc.	5.750	07/01/2022	107,532
50,000	Hilton Domestic Operating Co., Inc.	4.250	09/01/2024	49,476
100,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.625	04/01/2025	100,625
100,000	MGM Resorts International	6.625	12/15/2021	106,875
100,000	Wyndham Destinations, Inc.	4.250	03/01/2022	99,680

				464,188

	Machinery-Construction & Mining— 0.4%
100,000	Caterpillar Financial Services Corp.	1.700	08/09/2021	98,417
100,000	Caterpillar, Inc.	3.900	05/27/2021	103,119

				201,536

	Machinery-Diversified— 0.8%
100,000	Deere & Co.	2.600	06/08/2022	100,126
100,000	Flowserve Corp.	3.500	09/15/2022	101,295
100,000	John Deere Capital Corp., GMTN	2.800	03/06/2023	100,909
100,000	Roper Technologies, Inc.	4.200	09/15/2028	105,464

				407,794

	Media— 2.2%
100,000	AMC Networks, Inc.	5.000	04/01/2024	99,595
100,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.464	07/23/2022	103,678
100,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	105,624
100,000	Comcast Corp.	4.150	10/15/2028	107,459
100,000	DISH DBS Corp.	6.750	06/01/2021	103,500
100,000	NBCUniversal Media LLC	2.875	01/15/2023	101,159
200,000	TEGNA, Inc.	6.375	10/15/2023	205,500
100,000	Time Warner Cable LLC	4.000	09/01/2021	102,016
100,000	Time Warner Entertainment Co. LP	8.375	03/15/2023	117,802
100,000	Warner Media LLC	3.600	07/15/2025	101,994

				1,148,327

	Metal Fabricate/Hardware— 0.2%
100,000	Precision Castparts Corp.	2.500	01/15/2023	99,875

	Mining— 1.0%
200,000	Alcoa Nederland Holding BV(b)	6.750	09/30/2024	205,000
200,000	Corp. Nacional del Cobre de Chile (Chile)	3.000	07/17/2022	201,437
100,000	Freeport-McMoRan, Inc.	3.875	03/15/2023	96,500

				502,937

	Miscellaneous Manufacturing— 1.0%
100,000	3M Co.	2.875	10/15/2027	99,437
150,000	General Electric Co.	2.700	10/09/2022	148,459
150,000	General Electric Co., GMTN	4.650	10/17/2021	155,892
100,000	Trinity Industries, Inc.	4.550	10/01/2024	95,976

				499,764

	Multi-National— 0.5%
150,000	Asian Development Bank, GMTN (Supranational)	2.000	02/16/2022	150,164
100,000	Asian Development Bank, GMTN (Supranational)	2.750	03/17/2023	102,774

				252,938

	Office/Business Equipment— 0.4%
100,000	Pitney Bowes, Inc.	3.875	10/01/2021	96,660

Schedule of Investments

$ 100,000	Xerox Corp.	4.500%	05/15/2021	$101,361

				198,021

	Oil & Gas— 5.9%
100,000	Antero Resources Corp.	5.375	11/01/2021	100,027
100,000	Antero Resources Corp.	5.125	12/01/2022	99,125
100,000	Apache Corp.(a)	4.375	10/15/2028	102,057
200,000	BPRL International Singapore Pte Ltd., EMTN (India)	4.375	01/18/2027	205,687
100,000	Chevron Corp.	3.191	06/24/2023	102,775
100,000	Cimarex Energy Co.	4.375	06/01/2024	104,644
100,000	Continental Resources, Inc.	5.000	09/15/2022	100,831
100,000	CVR Refining LLC/Coffeyville Finance, Inc.(a)	6.500	11/01/2022	100,875
100,000	Energen Corp.	4.625	09/01/2021	101,500
100,000	EOG Resources, Inc.	2.625	03/15/2023	100,017
100,000	Exxon Mobil Corp.	3.043	03/01/2026	102,175
100,000	HollyFrontier Corp.	5.875	04/01/2026	107,893
100,000	Laredo Petroleum, Inc.	5.625	01/15/2022	92,500
100,000	Murphy Oil Corp.	4.200	12/01/2022	98,430
100,000	Murphy Oil USA, Inc.	6.000	08/15/2023	101,875
100,000	Occidental Petroleum Corp.	2.700	02/15/2023	99,722
200,000	Pertamina Persero PT (Indonesia)(b)	5.250	05/23/2021	208,022
150,000	Petroleos Mexicanos (Mexico)	5.350	02/12/2028	140,101
100,000	Petroleos Mexicanos, GMTN (Mexico)	4.625	09/21/2023	99,837
200,000	Petronas Capital Ltd., MTN (Malaysia)(b)	3.125	03/18/2022	202,084
100,000	Phillips 66	4.300	04/01/2022	104,541
100,000	QEP Resources, Inc.	5.250	05/01/2023	94,750
100,000	Range Resources Corp.	5.000	03/15/2023	93,750
200,000	Sinopec Group Overseas Development 2012 Ltd. (China)(b)	3.900	05/17/2022	205,515
100,000	Sunoco LP/Sunoco Finance Corp.	4.875	01/15/2023	101,022
100,000	Unit Corp.	6.625	05/15/2021	94,500

				3,064,255

	Oil & Gas Services— 0.7%
100,000	Halliburton Co.	3.800	11/15/2025	103,036
100,000	Oceaneering International, Inc.	4.650	11/15/2024	95,500
100,000	Schlumberger Investment S.A.(b)	3.300	09/14/2021	101,484
100,000	SESI LLC	7.125	12/15/2021	75,000

				375,020

	Packaging & Containers— 0.2%
100,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500	01/15/2023	101,488

	Pharmaceuticals— 1.3%
100,000	AbbVie, Inc.	3.600	05/14/2025	101,957
100,000	Cardinal Health, Inc.(a)	3.410	06/15/2027	96,852
100,000	CVS Health Corp.	4.300	03/25/2028	103,080
50,000	Express Scripts Holding Co.	4.500	02/25/2026	53,068
100,000	Johnson & Johnson	2.450	03/01/2026	98,629
200,000	Merck & Co., Inc.	2.750	02/10/2025	201,081

				654,667

	Pipelines— 2.9%
100,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.250	01/15/2025	105,101
100,000	Antero Midstream Partners LP/Antero Midstream Finance Corp.	5.375	09/15/2024	99,205
100,000	Boardwalk Pipelines LP	4.950	12/15/2024	106,087
100,000	DCP Midstream Operating LP(b)	4.750	09/30/2021	101,470
100,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875	03/01/2022	106,741
100,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	4.500	11/01/2023	104,456
100,000	EnLink Midstream Partners LP	4.150	06/01/2025	96,125
100,000	EQM Midstream Partners LP	4.750	07/15/2023	102,056
50,000	MPLX LP	4.875	06/01/2025	53,539
50,000	ONEOK, Inc.	4.550	07/15/2028	52,719
100,000	Plains All American Pipeline LP/PAA Finance Corp.	3.600	11/01/2024	100,251
100,000	Plains All American Pipeline LP/PAA Finance Corp.	4.650	10/15/2025	105,578
78,788	Ruby Pipeline LLC(a)(b)	6.000	04/01/2022	80,116
100,000	Sabine Pass Liquefaction LLC	5.750	05/15/2024	109,870
100,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)	5.500	09/15/2024	102,500
100,000	Western Midstream Operating LP	4.000	07/01/2022	100,604

				1,526,418

	Private Equity— 0.4%
100,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.875	02/01/2022	101,250
100,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.750	02/01/2024	102,875

				204,125

	Real Estate— 0.3%
50,000	CBRE Services, Inc.	4.875	03/01/2026	53,713

Schedule of Investments

$ 100,000	Newmark Group, Inc.	6.125%	11/15/2023	$102,344

				156,057

	REITs— 2.6%
100,000	Brixmor Operating Partnership LP	3.850	02/01/2025	101,614
100,000	CyrusOne LP/CyrusOne Finance Corp.	5.000	03/15/2024	100,970
100,000	ERP Operating LP	4.625	12/15/2021	104,691
100,000	GLP Capital LP/GLP Financing II, Inc.	5.375	04/15/2026	105,970
100,000	iStar, Inc.	5.250	09/15/2022	100,625
100,000	Office Properties Income Trust	4.500	02/01/2025	97,668
100,000	Omega Healthcare Investors, Inc.	4.375	08/01/2023	103,263
100,000	Prologis LP	4.250	08/15/2023	106,412
100,000	Realty Income Corp.	3.250	10/15/2022	101,838
100,000	Simon Property Group LP	3.375	10/01/2024	102,989
100,000	Starwood Property Trust, Inc.	5.000	12/15/2021	100,828
100,000	VEREIT Operating Partnership LP	4.875	06/01/2026	106,060
100,000	Washington Prime Group LP(a)	5.950	08/15/2024	91,875

				1,324,803

	Retail— 1.9%
100,000	AutoNation, Inc.	4.500	10/01/2025	102,254
100,000	Costco Wholesale Corp.	2.750	05/18/2024	101,269
100,000	Group 1 Automotive, Inc.	5.000	06/01/2022	100,625
100,000	L Brands, Inc.	5.625	02/15/2022	103,000
100,000	Penske Automotive Group, Inc.	5.750	10/01/2022	101,500
100,000	QVC, Inc.	4.375	03/15/2023	100,350
150,000	Signet UK Finance PLC(a)	4.700	06/15/2024	127,312
100,000	Target Corp.(a)	3.500	07/01/2024	104,852
150,000	Walmart, Inc.	3.700	06/26/2028	159,731

				1,000,893

	Semiconductors— 0.8%
100,000	Analog Devices, Inc.	3.500	12/05/2026	100,130
100,000	Intel Corp.	3.700	07/29/2025	105,305
100,000	Microchip Technology, Inc.(b)	4.333	06/01/2023	102,846
100,000	QUALCOMM, Inc.	3.450	05/20/2025	101,853

				410,134

	Software— 1.8%
100,000	Activision Blizzard, Inc.	3.400	09/15/2026	100,716
100,000	Adobe, Inc.	3.250	02/01/2025	103,607
100,000	CA, Inc.	3.600	08/15/2022	100,957
100,000	Fiserv, Inc.	4.200	10/01/2028	105,786
100,000	IQVIA, Inc.(b)	4.875	05/15/2023	101,875
200,000	Marble II Pte Ltd. (Singapore)(b)	5.300	06/20/2022	200,118
100,000	Microsoft Corp.	3.300	02/06/2027	104,218
100,000	Oracle Corp.	1.900	09/15/2021	98,772

				916,049

	Telecommunications— 1.9%
100,000	Anixter, Inc.	5.125	10/01/2021	102,402
100,000	AT&T, Inc.	3.400	05/15/2025	101,306
100,000	CenturyLink, Inc., Series T	5.800	03/15/2022	101,970
100,000	Cisco Systems, Inc.	1.850	09/20/2021	98,745
100,000	CommScope, Inc.(b)	5.000	06/15/2021	99,750
100,000	Hughes Satellite Systems Corp.	7.625	06/15/2021	106,409
100,000	Level 3 Financing, Inc.	5.375	08/15/2022	100,625
100,000	Level 3 Parent LLC	5.750	12/01/2022	100,500
57,000	Motorola Solutions, Inc.	3.750	05/15/2022	58,601
100,000	Qwest Corp.	6.750	12/01/2021	105,670

				975,978

	Textiles— 0.2%
100,000	Cintas Corp. No. 2	3.700	04/01/2027	104,619

	Transportation— 0.8%
100,000	Burlington Northern Santa Fe LLC	3.850	09/01/2023	105,010
100,000	CH Robinson Worldwide, Inc.	4.200	04/15/2028	105,001
100,000	Union Pacific Corp.	3.950	09/10/2028	106,608
100,000	XPO Logistics, Inc.(b)	6.500	06/15/2022	101,925

				418,544

	Trucking & Leasing— 0.3%
150,000	Aviation Capital Group LLC(b)	2.875	01/20/2022	150,053

	Water— 0.2%
100,000	American Water Capital Corp.	3.750	09/01/2028	104,497

	Total Corporate Bonds and Notes (Cost $33,375,419)			34,005,914

Schedule of Investments

	U.S. Government Sponsored Agency Mortgage-Backed Securities— 19.9%
	Collateralized Mortgage Obligations— 19.9%
$125,269	Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	08/01/2044	$134,626
189,435	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	05/01/2046	191,298
243,425	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	11/01/2046	245,429
251,169	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	01/01/2047	253,211
246,057	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	04/01/2047	251,856
263,160	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	09/01/2047	269,362
267,934	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	10/01/2047	274,248
339,943	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	10/01/2047	352,883
269,651	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	11/01/2047	276,006
273,667	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2048	282,009
275,062	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2048	283,999
183,456	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	03/01/2048	185,193
228,086	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	06/01/2048	239,530
352,571	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	06/01/2048	370,194
276,326	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	07/01/2048	286,432
92,660	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	09/01/2048	95,751
53,370	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	09/01/2048	55,793
46,729	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	10/01/2048	48,302
47,907	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	01/01/2049	49,490
145,076	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	03/01/2049	151,729
357,089	Federal National Mortgage Association (FNMA)	3.000	10/01/2046	360,466
336,936	Federal National Mortgage Association (FNMA)	3.000	01/01/2047	339,574
341,450	Federal National Mortgage Association (FNMA)	3.000	02/01/2047	344,420
360,850	Federal National Mortgage Association (FNMA)	3.000	04/01/2047	364,061
160,992	Federal National Mortgage Association (FNMA)	4.000	07/01/2047	166,999
206,239	Federal National Mortgage Association (FNMA)	4.000	08/01/2047	213,936
272,992	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	279,237
179,711	Federal National Mortgage Association (FNMA)	4.000	11/01/2047	186,414
357,449	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	365,625
268,686	Federal National Mortgage Association (FNMA)	3.500	12/01/2047	274,833
171,500	Federal National Mortgage Association (FNMA)	4.000	01/01/2048	177,867
271,798	Federal National Mortgage Association (FNMA)	3.500	01/01/2048	277,981
370,182	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	382,100
277,688	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	286,861
508,153	Federal National Mortgage Association (FNMA)	4.500	02/01/2048	533,247
276,698	Federal National Mortgage Association (FNMA)	3.500	03/01/2048	283,094
92,926	Federal National Mortgage Association (FNMA)	4.500	06/01/2048	97,471
367,550	Federal National Mortgage Association (FNMA)	4.000	06/01/2048	380,843
368,633	Federal National Mortgage Association (FNMA)	4.000	07/01/2048	381,036
92,927	Federal National Mortgage Association (FNMA)	4.500	11/01/2048	97,145
47,705	Federal National Mortgage Association (FNMA)	4.000	12/01/2048	49,253
142,416	Federal National Mortgage Association (FNMA)	4.500	01/01/2049	148,773

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $9,997,904)			10,288,577

	U.S. Treasury Securities— 10.1%
	U.S. Treasury Bonds— 10.1%
100,000	U.S. Treasury Bonds	6.250	05/15/2030	139,693
100,000	U.S. Treasury Bonds	4.500	02/15/2036	130,418
100,000	U.S. Treasury Bonds	5.000	05/15/2037	139,355
50,000	U.S. Treasury Bonds	4.500	05/15/2038	66,393
50,000	U.S. Treasury Bonds	4.500	08/15/2039	66,789
100,000	U.S. Treasury Bonds	4.375	11/15/2039	131,580
100,000	U.S. Treasury Bonds	4.625	02/15/2040	135,838
200,000	U.S. Treasury Bonds	4.375	05/15/2040	263,504
150,000	U.S. Treasury Bonds	3.875	08/15/2040	185,271
200,000	U.S. Treasury Bonds	4.250	11/15/2040	259,738
200,000	U.S. Treasury Bonds	4.750	02/15/2041	276,965
200,000	U.S. Treasury Bonds	3.750	08/15/2041	242,965
200,000	U.S. Treasury Bonds	3.125	11/15/2041	221,395
200,000	U.S. Treasury Bonds	3.125	02/15/2042	221,195
50,000	U.S. Treasury Bonds	3.000	05/15/2042	54,162
100,000	U.S. Treasury Bonds	2.750	08/15/2042	103,820
100,000	U.S. Treasury Bonds	3.625	02/15/2044	119,637
100,000	U.S. Treasury Bonds	3.375	05/15/2044	115,074
200,000	U.S. Treasury Bonds	2.500	02/15/2045	197,281
200,000	U.S. Treasury Bonds	3.000	05/15/2045	216,617
200,000	U.S. Treasury Bonds	2.875	08/15/2045	211,672

Schedule of Investments

$200,000	U.S. Treasury Bonds	3.000%	11/15/2045	$216,789
150,000	U.S. Treasury Bonds	2.500	02/15/2046	147,756
200,000	U.S. Treasury Bonds	2.500	05/15/2046	196,883
100,000	U.S. Treasury Bonds	2.250	08/15/2046	93,512
150,000	U.S. Treasury Bonds	3.000	02/15/2047	162,820
100,000	U.S. Treasury Bonds	3.000	05/15/2047	108,434
200,000	U.S. Treasury Bonds	2.750	08/15/2047	206,609
100,000	U.S. Treasury Bonds	3.000	02/15/2048	108,346
150,000	U.S. Treasury Bonds	3.125	05/15/2048	166,462
100,000	U.S. Treasury Bonds	3.000	08/15/2048	108,467
110,000	U.S. Treasury Bonds	3.375	11/15/2048	128,111
50,000	U.S. Treasury Bonds	3.000	02/15/2049	54,331

	Total U.S. Treasury Securities (Cost $4,728,960)			5,197,882

	Sovereign Debt Obligations— 4.0%
	Brazil— 0.4%
200,000	Brazilian Government International Bond	4.625%	01/13/2028	203,350

	Chile— 0.4%
200,000	Chile Government International Bond	3.125	01/21/2026	205,075

	Colombia— 0.4%
200,000	Colombia Government International Bond	4.375	07/12/2021	205,852

	India— 0.4%
200,000	Export-Import Bank of India, Series E, MTN	3.125	07/20/2021	200,970

	Indonesia— 0.4%
200,000	Indonesia Government International Bond, MTN(b)	3.750	04/25/2022	203,006

	Mexico— 0.4%
200,000	Mexico Government International Bond, GMTN	4.125	01/21/2026	205,325

	Poland— 0.4%
100,000	Republic of Poland Government International Bond	5.000	03/23/2022	106,555
100,000	Republic of Poland Government International Bond	3.000	03/17/2023	101,491

				208,046

	Russia— 0.4%
200,000	Russian Foreign Bond - Eurobond(b)	4.500	04/04/2022	207,971

	South Africa— 0.2%
100,000	Republic of South Africa Government International Bond	5.875	05/30/2022	106,433

	Turkey— 0.6%
200,000	Hazine Mustesarligi Varlik Kiralama AS(b)	4.251	06/08/2021	191,690
100,000	Turkey Government International Bond	7.375	02/05/2025	98,406

				290,096

	Total Sovereign Debt Obligations (Cost $1,994,231)			2,036,124

Number of Shares
	Money Market Funds - 0.4%
182,043	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $182,043)			182,043

	Total Investments in Securities (excluding investment purchased with cash collateral from securities on loan) (Cost $50,278,557)— 100.3%			51,710,540

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 1.8%
698,224	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)			698,224
233,208	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)			233,278

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $931,502)			931,502

	Total Investments in Securities (Cost $51,210,059)— 102.1%			52,642,042
	Other assets less liabilities—(2.1)%			(1,060,615)

	Net Assets—100.0%			$51,581,427

Schedule of Investments

Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at May 31, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $7,936,997, which represented 15.39% of the Fund’s Net Assets.

(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Multi-Factor Defensive Core Fixed Income ETF (IMFD)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Treasury Securities— 54.7%
	U.S. Treasury Bonds— 1.6%
$100,000	U.S. Treasury Bonds	8.750%	08/15/2020	$107,777
100,000	U.S. Treasury Bonds	8.125	05/15/2021	111,666
100,000	U.S. Treasury Bonds	8.000	11/15/2021	114,408

				333,851

	U.S. Treasury Notes— 53.1%
240,000	U.S. Treasury Notes	3.500	05/15/2020	242,784
100,000	U.S. Treasury Notes	1.500	05/15/2020	99,303
100,000	U.S. Treasury Notes	1.375	05/31/2020	99,158
135,000	U.S. Treasury Notes	2.500	05/31/2020	135,340
120,000	U.S. Treasury Notes	1.500	05/31/2020	119,147
135,000	U.S. Treasury Notes	2.500	06/30/2020	135,409
120,000	U.S. Treasury Notes	1.625	06/30/2020	119,250
100,000	U.S. Treasury Notes	1.875	06/30/2020	99,650
100,000	U.S. Treasury Notes	1.500	07/15/2020	99,242
120,000	U.S. Treasury Notes	1.625	07/31/2020	119,241
100,000	U.S. Treasury Notes	2.000	07/31/2020	99,785
130,000	U.S. Treasury Notes	2.625	07/31/2020	130,655
100,000	U.S. Treasury Notes	1.500	08/15/2020	99,242
235,000	U.S. Treasury Notes	2.625	08/15/2020	236,368
100,000	U.S. Treasury Notes	2.125	08/31/2020	100,006
135,000	U.S. Treasury Notes	2.625	08/31/2020	135,791
125,000	U.S. Treasury Notes	1.375	08/31/2020	123,855
100,000	U.S. Treasury Notes	2.000	09/30/2020	99,861
130,000	U.S. Treasury Notes	2.750	09/30/2020	131,099
125,000	U.S. Treasury Notes	1.375	09/30/2020	123,811
120,000	U.S. Treasury Notes	1.375	10/31/2020	118,859
130,000	U.S. Treasury Notes	2.875	10/31/2020	131,424
100,000	U.S. Treasury Notes	1.750	10/31/2020	99,564
235,000	U.S. Treasury Notes	2.625	11/15/2020	236,923
100,000	U.S. Treasury Notes	1.750	11/15/2020	99,545
100,000	U.S. Treasury Notes	2.000	11/30/2020	99,941
150,000	U.S. Treasury Notes	2.750	11/30/2020	151,523
125,000	U.S. Treasury Notes	1.625	11/30/2020	124,204
100,000	U.S. Treasury Notes	2.375	12/31/2020	100,525
130,000	U.S. Treasury Notes	2.500	12/31/2020	130,940
120,000	U.S. Treasury Notes	1.750	12/31/2020	119,484
150,000	U.S. Treasury Notes	2.500	01/31/2021	151,178
100,000	U.S. Treasury Notes	2.125	01/31/2021	100,182
125,000	U.S. Treasury Notes	1.375	01/31/2021	123,696
230,000	U.S. Treasury Notes	3.625	02/15/2021	236,181
100,000	U.S. Treasury Notes	2.250	02/15/2021	100,397
100,000	U.S. Treasury Notes	2.000	02/28/2021	100,004
80,000	U.S. Treasury Notes	2.500	02/28/2021	80,684
160,000	U.S. Treasury Notes	1.125	02/28/2021	157,613
100,000	U.S. Treasury Notes	2.375	03/15/2021	100,684
150,000	U.S. Treasury Notes	1.250	03/31/2021	148,046
100,000	U.S. Treasury Notes	2.250	03/31/2021	100,473
100,000	U.S. Treasury Notes	2.375	04/15/2021	100,721
100,000	U.S. Treasury Notes	2.250	04/30/2021	100,543
150,000	U.S. Treasury Notes	1.375	04/30/2021	148,342
135,000	U.S. Treasury Notes	2.625	05/15/2021	136,703
230,000	U.S. Treasury Notes	3.125	05/15/2021	235,067
100,000	U.S. Treasury Notes	2.000	05/31/2021	100,086
150,000	U.S. Treasury Notes	1.375	05/31/2021	148,304
100,000	U.S. Treasury Notes	2.625	06/15/2021	101,383
135,000	U.S. Treasury Notes	1.125	06/30/2021	132,830
100,000	U.S. Treasury Notes	2.125	06/30/2021	100,385
100,000	U.S. Treasury Notes	2.625	07/15/2021	101,418
100,000	U.S. Treasury Notes	2.250	07/31/2021	100,652
125,000	U.S. Treasury Notes	1.125	07/31/2021	122,869
135,000	U.S. Treasury Notes	2.750	08/15/2021	137,357
230,000	U.S. Treasury Notes	2.125	08/15/2021	230,930
125,000	U.S. Treasury Notes	1.125	08/31/2021	122,808

Schedule of Investments

$ 100,000	U.S. Treasury Notes	2.000%	08/31/2021	$100,148
120,000	U.S. Treasury Notes	2.750	09/15/2021	122,255
100,000	U.S. Treasury Notes	2.125	09/30/2021	100,453
125,000	U.S. Treasury Notes	1.125	09/30/2021	122,808
125,000	U.S. Treasury Notes	2.875	10/15/2021	127,737
125,000	U.S. Treasury Notes	1.250	10/31/2021	123,037
100,000	U.S. Treasury Notes	2.000	10/31/2021	100,191
230,000	U.S. Treasury Notes	2.000	11/15/2021	230,499
140,000	U.S. Treasury Notes	2.875	11/15/2021	143,172
100,000	U.S. Treasury Notes	1.875	11/30/2021	99,887
120,000	U.S. Treasury Notes	1.750	11/30/2021	119,508
125,000	U.S. Treasury Notes	2.625	12/15/2021	127,244
125,000	U.S. Treasury Notes	2.000	12/31/2021	125,337
100,000	U.S. Treasury Notes	2.125	12/31/2021	100,543
150,000	U.S. Treasury Notes	2.500	01/15/2022	152,212
100,000	U.S. Treasury Notes	1.500	01/31/2022	98,941
115,000	U.S. Treasury Notes	1.875	01/31/2022	114,874
150,000	U.S. Treasury Notes	2.500	02/15/2022	152,344
240,000	U.S. Treasury Notes	2.000	02/15/2022	240,609
100,000	U.S. Treasury Notes	1.750	02/28/2022	99,559
110,000	U.S. Treasury Notes	1.875	02/28/2022	109,888
120,000	U.S. Treasury Notes	2.375	03/15/2022	121,566
120,000	U.S. Treasury Notes	1.875	03/31/2022	119,953
100,000	U.S. Treasury Notes	1.750	03/31/2022	99,570
100,000	U.S. Treasury Notes	2.250	04/15/2022	100,971
100,000	U.S. Treasury Notes	1.875	04/30/2022	99,906
100,000	U.S. Treasury Notes	1.750	04/30/2022	99,555

				10,834,232

	Total U.S. Treasury Securities (Cost $11,034,482)			11,168,083

	Corporate Bonds and Notes— 20.3%
	Apparel— 0.5%
100,000	NIKE, Inc.	2.375	11/01/2026	98,191

	Banks— 3.5%
100,000	Bank of New York Mellon Corp. (The)	3.550	09/23/2021	102,170
200,000	China Development Bank, Series E, MTN (China)	2.625	01/24/2022	200,283
100,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	107,543
100,000	Morgan Stanley, GMTN	2.750	05/19/2022	99,994
100,000	SunTrust Banks, Inc.	2.700	01/27/2022	100,327
100,000	Wells Fargo & Co.	3.069	01/24/2023	100,732

				711,049

	Commercial Services— 0.5%
100,000	Automatic Data Processing, Inc.	3.375	09/15/2025	104,294

	Computers— 0.5%
100,000	International Business Machines Corp.	3.625	02/12/2024	103,481

	Cosmetics/Personal Care— 0.5%
100,000	Procter & Gamble Co. (The)	2.150	08/11/2022	99,917

	Diversified Financial Services— 1.5%
100,000	American Express Co.	3.700	08/03/2023	103,807
100,000	Ameriprise Financial, Inc.	4.000	10/15/2023	105,209
100,000	CME Group, Inc.	3.000	09/15/2022	101,981

				310,997

	Electric— 1.5%
200,000	Comision Federal de Electricidad (Mexico)(a)	4.875	05/26/2021	205,352
100,000	Eversource Energy, Series K	2.750	03/15/2022	100,602

				305,954

	Hand/Machine Tools— 0.5%
100,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	101,366

	Healthcare-Products— 0.5%
100,000	Abbott Laboratories	2.900	11/30/2021	100,948

	Insurance— 2.0%
100,000	Athene Global Funding(a)	3.000	07/01/2022	100,540
100,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	101,659
100,000	MetLife, Inc., Series D	4.368	09/15/2023	107,207
100,000	Nuveen Finance LLC(a)	4.125	11/01/2024	106,492

				415,898

Schedule of Investments

	Iron/Steel— 0.5%
$100,000	Nucor Corp.	4.125%	09/15/2022	$104,928

	Machinery-Diversified— 0.5%
100,000	John Deere Capital Corp., GMTN	2.800	03/06/2023	100,909

	Media— 0.5%
100,000	NBCUniversal Media LLC	2.875	01/15/2023	101,159

	Metal Fabricate/Hardware— 0.5%
100,000	Precision Castparts Corp.	2.500	01/15/2023	99,875

	Miscellaneous Manufacturing— 0.5%
100,000	General Electric Co., GMTN	4.650	10/17/2021	103,928

	Multi-National— 0.5%
100,000	Asian Development Bank, GMTN (Supranational)	2.750	03/17/2023	102,775

	Oil & Gas— 2.6%
100,000	Occidental Petroleum Corp.	2.700	02/15/2023	99,722
200,000	Pertamina Persero PT (Indonesia)(a)	5.250	05/23/2021	208,021
100,000	Petronas Capital Ltd. (Malaysia)(a)	7.875	05/22/2022	114,272
100,000	Phillips 66	4.300	04/01/2022	104,541

				526,556

	Oil & Gas Services— 0.2%
50,000	Schlumberger Investment S.A.(a)	3.300	09/14/2021	50,742

	Pharmaceuticals— 0.7%
100,000	Johnson & Johnson	2.450	03/01/2026	98,629
50,000	Merck & Co., Inc.	2.750	02/10/2025	50,270

				148,899

	REITs— 0.5%
100,000	Simon Property Group LP	3.375	10/01/2024	102,989

	Retail— 0.5%
50,000	Costco Wholesale Corp.	2.750	05/18/2024	50,634
50,000	Walmart, Inc.	3.700	06/26/2028	53,244

				103,878

	Software— 0.8%
100,000	Microsoft Corp.	3.300	02/06/2027	104,218
50,000	Oracle Corp.	1.900	09/15/2021	49,386

				153,604

	Telecommunications— 0.5%
100,000	Cisco Systems, Inc.	1.850	09/20/2021	98,745

	Total Corporate Bonds and Notes (Cost $4,056,169)			4,151,082

	U.S. Government Sponsored Agency Mortgage-Backed Securities— 19.6%
	Collateralized Mortgage Obligations— 19.6%
84,600	Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	02/01/2047	85,266
82,953	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	08/01/2047	86,161
90,163	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	12/01/2047	92,483
90,705	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	02/01/2048	92,805
92,478	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	02/01/2048	94,619
91,820	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2048	93,946
93,320	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	04/01/2048	95,518
93,703	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	05/01/2048	95,861
93,840	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	05/01/2048	95,989
94,237	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	06/01/2048	96,279
94,269	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	08/01/2048	96,387
186,251	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	08/01/2048	199,447
95,234	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	08/01/2048	99,319
93,459	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	10/01/2048	96,604
95,006	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	10/01/2048	98,553
94,432	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	12/01/2048	97,534
47,907	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	01/01/2049	49,490
92,072	Federal National Mortgage Association (FNMA)	3.500	01/01/2048	94,224
91,308	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	93,430
92,221	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	94,304
92,233	Federal National Mortgage Association (FNMA)	3.500	03/01/2048	94,365
93,187	Federal National Mortgage Association (FNMA)	3.500	04/01/2048	95,340
90,642	Federal National Mortgage Association (FNMA)	4.000	05/01/2048	93,980
93,722	Federal National Mortgage Association (FNMA)	3.500	05/01/2048	95,800

Schedule of Investments

$185,853	Federal National Mortgage Association (FNMA)	4.500%	06/01/2048	$194,942
94,190	Federal National Mortgage Association (FNMA)	3.500	06/01/2048	96,259
95,193	Federal National Mortgage Association (FNMA)	3.500	07/01/2048	97,145
92,158	Federal National Mortgage Association (FNMA)	4.000	07/01/2048	95,259
94,695	Federal National Mortgage Association (FNMA)	3.500	08/01/2048	96,747
92,301	Federal National Mortgage Association (FNMA)	4.000	08/01/2048	95,658
95,107	Federal National Mortgage Association (FNMA)	3.500	09/01/2048	97,157
92,522	Federal National Mortgage Association (FNMA)	4.000	09/01/2048	95,509
94,512	Federal National Mortgage Association (FNMA)	4.000	09/01/2048	97,950
92,509	Federal National Mortgage Association (FNMA)	4.000	09/01/2048	95,725
94,771	Federal National Mortgage Association (FNMA)	3.500	10/01/2048	96,787
93,456	Federal National Mortgage Association (FNMA)	4.000	10/01/2048	96,846
94,455	Federal National Mortgage Association (FNMA)	4.000	11/01/2048	97,498
211,733	Federal National Mortgage Association (FNMA)	3.500	11/01/2048	216,262
95,409	Federal National Mortgage Association (FNMA)	4.000	12/01/2048	98,506

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $3,880,652)			3,995,954

	Sovereign Debt Obligations— 4.6%
	Hungary— 0.6%
100,000	Hungary Government International Bond	5.375%	02/21/2023	108,641

	India— 1.0%
200,000	Export-Import Bank of India, Series E, MTN	3.125	07/20/2021	200,970

	Mexico— 0.5%
100,000	Mexico Government International Bond	4.000	10/02/2023	103,478

	Poland— 0.5%
100,000	Republic of Poland Government International Bond	5.000	03/23/2022	106,555

	Russia— 1.0%
200,000	Russian Foreign Bond - Eurobond	4.500	04/04/2022	207,971

	United Arab Emirates— 1.0%
200,000	Abu Dhabi Government International Bond(a)	2.500	10/11/2022	200,388

	Total Sovereign Debt Obligations (Cost $915,465)			928,003

Number of Shares
	Money Market Funds - 0.4%
91,218	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $91,218)			91,218

	Total Investments in Securities (Cost $19,977,986)— 99.6%			20,334,340
	Other assets less liabilities—0.4%			80,944

	Net Assets—100.0%			$20,415,284

Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $985,807, which represented 4.83% of the Fund’s Net Assets.

(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco Multi-Factor Income ETF (IMFI)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds and Notes— 65.0%
	Advertising— 0.5%
$100,000	MDC Partners, Inc.(a)	6.500%	05/01/2024	$92,000
100,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.600	04/15/2026	100,900

				192,900

	Aerospace/Defense— 0.5%
100,000	Raytheon Co.	2.500	12/15/2022	100,068
100,000	Rockwell Collins, Inc.	3.500	03/15/2027	101,177

				201,245

	Agriculture— 0.5%
100,000	Archer-Daniels-Midland Co.	2.500	08/11/2026	97,951
100,000	Philip Morris International, Inc.	3.250	11/10/2024	102,271

				200,222

	Airlines— 0.2%
100,000	United Continental Holdings, Inc.	4.250	10/01/2022	100,261

	Apparel— 0.2%
100,000	NIKE, Inc.	2.375	11/01/2026	98,191

	Auto Manufacturers— 0.5%
100,000	Ford Motor Co.	4.346	12/08/2026	98,100
100,000	General Motors Co.	4.875	10/02/2023	104,205

				202,305

	Auto Parts & Equipment— 0.5%
100,000	Dana Financing Luxembourg Sarl(a)	5.750	04/15/2025	100,250
100,000	Goodyear Tire & Rubber Co. (The)	5.125	11/15/2023	99,625

				199,875

	Banks— 5.0%
250,000	Banco do Brasil S.A., EMTN (Brazil)(a)	4.875	04/19/2023	257,375
200,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (Mexico)(a)	4.375	10/14/2025	201,802
100,000	Bank of America Corp., GMTN	3.300	01/11/2023	101,853
100,000	CIT Group, Inc.	5.000	08/15/2022	103,952
100,000	Citigroup, Inc.	4.450	09/29/2027	104,659
100,000	Comerica, Inc.	3.700	07/31/2023	103,932
100,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	107,543
100,000	Huntington Bancshares, Inc.	2.300	01/14/2022	99,290
50,000	JPMorgan Chase & Co.	4.500	01/24/2022	52,381
100,000	Morgan Stanley, GMTN	2.750	05/19/2022	99,994
100,000	PNC Financial Services Group, Inc. (The)	3.300	03/08/2022	102,102
200,000	Sberbank of Russia Via SB Capital S.A., Series 7 (Russia)	5.717	06/16/2021	207,801
200,000	Union National Bank PJSC, EMTN (United Arab Emirates)	2.750	10/05/2021	198,504
200,000	Vnesheconombank Via VEB Finance PLC (Russia)	6.025	07/05/2022	209,609
100,000	Wells Fargo & Co.	3.069	01/24/2023	100,732

				2,051,529

	Beverages— 0.3%
100,000	Coca-Cola Co. (The)	2.875	10/27/2025	101,881

	Biotechnology— 0.5%
100,000	Biogen, Inc.	4.050	09/15/2025	104,881
100,000	Gilead Sciences, Inc.	3.650	03/01/2026	103,763

				208,644

	Building Materials— 0.6%
37,000	Johnson Controls International PLC	3.900	02/14/2026	38,157
100,000	Owens Corning	4.200	12/15/2022	103,473
100,000	Standard Industries, Inc.(a)	4.750	01/15/2028	95,875

				237,505

	Chemicals— 1.5%
100,000	Ashland LLC	4.750	08/15/2022	103,375
100,000	Blue Cube Spinco LLC	9.750	10/15/2023	110,250
100,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP(a)	3.400	12/01/2026	102,574
100,000	Cornerstone Chemical Co.(a)	6.750	08/15/2024	93,250
100,000	PPG Industries, Inc.	3.750	03/15/2028	103,619
100,000	Westlake Chemical Corp.	3.600	08/15/2026	98,960

				612,028

Schedule of Investments

	Coal— 0.2%
$100,000	Peabody Energy Corp.(a)	6.000%	03/31/2022	$99,000

	Commercial Services— 1.5%
100,000	Automatic Data Processing, Inc.	3.375	09/15/2025	104,294
100,000	Ecolab, Inc.	4.350	12/08/2021	104,621
100,000	ERAC USA Finance LLC(a)	3.800	11/01/2025	103,271
100,000	Hertz Corp. (The)(a)	7.625	06/01/2022	101,625
100,000	Nielsen Finance LLC/Nielsen Finance Co.(a)	5.000	04/15/2022	99,410
100,000	S&P Global, Inc.	4.400	02/15/2026	108,867

				622,088

	Computers— 1.2%
100,000	Apple, Inc.	2.400	05/03/2023	99,857
100,000	EMC Corp.	3.375	06/01/2023	97,148
100,000	Hewlett Packard Enterprise Co.	4.900	10/15/2025	106,698
100,000	International Business Machines Corp.	3.625	02/12/2024	103,481
100,000	Seagate HDD Cayman	4.750	01/01/2025	99,274

				506,458

	Cosmetics/Personal Care— 0.5%
100,000	Avon International Operations, Inc. (United Kingdom)(a)	7.875	08/15/2022	104,625
100,000	Procter & Gamble Co. (The)	2.150	08/11/2022	99,917

				204,542

	Diversified Financial Services— 3.9%
100,000	Air Lease Corp.	3.000	09/15/2023	99,286
100,000	Aircastle Ltd.	4.400	09/25/2023	102,418
100,000	American Express Co.	3.700	08/03/2023	103,807
100,000	Ameriprise Financial, Inc.	4.000	10/15/2023	105,209
100,000	BGC Partners, Inc.	5.375	07/24/2023	103,919
100,000	BlackRock, Inc.	3.500	03/18/2024	104,691
100,000	Capital One Financial Corp.	4.200	10/29/2025	103,566
100,000	Charles Schwab Corp. (The)	2.650	01/25/2023	100,355
100,000	CME Group, Inc.	3.000	09/15/2022	101,981
100,000	Discover Financial Services	4.100	02/09/2027	101,149
100,000	National Rural Utilities Cooperative Finance Corp.	3.400	02/07/2028	103,466
150,000	Navient Corp.	6.500	06/15/2022	156,375
100,000	Synchrony Financial	4.250	08/15/2024	102,161
100,000	TD Ameritrade Holding Corp.	3.300	04/01/2027	101,807
100,000	Visa, Inc.	3.150	12/14/2025	103,000

				1,593,190

	Electric— 4.0%
200,000	Abu Dhabi National Energy Co. PJSC, EMTN (United Arab Emirates)	4.375	06/22/2026	207,387
100,000	AES Corp. (The)	4.875	05/15/2023	100,676
200,000	Comision Federal de Electricidad (Mexico)(a)	4.875	05/26/2021	205,352
100,000	Entergy Arkansas LLC	3.500	04/01/2026	103,381
100,000	Eversource Energy, Series K	2.750	03/15/2022	100,602
100,000	NextEra Energy Operating Partners LP(a)	4.250	09/15/2024	99,750
200,000	NTPC Ltd., EMTN (India)	4.250	02/26/2026	206,047
200,000	Perusahaan Listrik Negara PT, EMTN (Indonesia)	5.450	05/21/2028	216,068
100,000	Sempra Energy	3.400	02/01/2028	98,554
100,000	Southern California Edison Co., Series C	3.500	10/01/2023	102,084
100,000	Southern Co. (The)	3.250	07/01/2026	99,997
100,000	WEC Energy Group, Inc.	3.375	06/15/2021	101,635

				1,641,533

	Electronics— 0.7%
100,000	ADT Security Corp. (The)	6.250	10/15/2021	105,000
100,000	Honeywell International, Inc.	1.850	11/01/2021	98,780
100,000	Jabil, Inc.	4.700	09/15/2022	104,165

				307,945

	Engineering & Construction— 0.2%
100,000	Fluor Corp.	4.250	09/15/2028	100,967

	Entertainment— 0.2%
100,000	National CineMedia LLC	6.000	04/15/2022	101,125

	Food— 0.7%
100,000	C&S Group Enterprises LLC(a)	5.375	07/15/2022	98,875
100,000	Kroger Co. (The)	2.650	10/15/2026	94,787
100,000	Sysco Corp.	3.300	07/15/2026	100,718

				294,380

	Forest Products & Paper— 0.1%
50,000	International Paper Co.	3.000	02/15/2027	48,395

Schedule of Investments

	Gas— 0.8%
$100,000	NiSource, Inc.	3.490%	05/15/2027	$101,558
200,000	Perusahaan Gas Negara Persero Tbk (Indonesia)(a)	5.125	05/16/2024	211,500

				313,058

	Hand/Machine Tools— 0.2%
100,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	101,366

	Healthcare-Products— 0.8%
100,000	Covidien International Finance S.A.	3.200	06/15/2022	102,214
100,000	Edwards Lifesciences Corp.	4.300	06/15/2028	106,294
100,000	Zimmer Biomet Holdings, Inc.	3.550	04/01/2025	101,389

				309,897

	Healthcare-Services— 1.0%
100,000	CHS/Community Health Systems, Inc.	5.125	08/01/2021	98,250
100,000	Laboratory Corp. of America Holdings	3.600	02/01/2025	101,439
100,000	Magellan Health, Inc.	4.900	09/22/2024	96,500
100,000	MEDNAX, Inc.(a)	5.250	12/01/2023	100,000

				396,189

	Home Builders— 0.7%
100,000	Century Communities, Inc.	5.875	07/15/2025	98,000
100,000	Taylor Morrison Communities, Inc.	6.625	05/15/2022	103,095
100,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875	06/15/2024	99,517

				300,612

	Home Furnishings— 0.3%
100,000	Whirlpool Corp.	4.750	02/26/2029	105,560

	Household Products/Wares— 0.2%
100,000	Clorox Co. (The)	3.050	09/15/2022	101,836

	Housewares— 0.2%
100,000	Newell Brands, Inc.	4.200	04/01/2026	97,477

	Insurance— 4.0%
100,000	Athene Global Funding(a)	3.000	07/01/2022	100,540
100,000	Athene Holding Ltd.	4.125	01/12/2028	98,143
100,000	AXA Equitable Holdings, Inc.	4.350	04/20/2028	102,982
100,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	101,659
100,000	Brighthouse Financial, Inc.	3.700	06/22/2027	93,253
100,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/2022	106,747
100,000	Kemper Corp.	4.350	02/15/2025	103,346
100,000	Liberty Mutual Group, Inc.(a)	4.569	02/01/2029	106,567
100,000	Marsh & McLennan Cos., Inc.	4.375	03/15/2029	107,715
200,000	Massmutual Global Funding II(a)	2.750	06/22/2024	201,308
100,000	MetLife, Inc., Series D	4.368	09/15/2023	107,207
100,000	New York Life Global Funding(a)	2.900	01/17/2024	101,359
100,000	New York Life Global Funding(a)	2.875	04/10/2024	101,389
100,000	Nuveen Finance LLC(a)	4.125	11/01/2024	106,492
100,000	Principal Life Global Funding II(a)	3.000	04/18/2026	100,144

				1,638,851

	Internet— 1.0%
100,000	Alphabet, Inc.	1.998	08/15/2026	95,799
100,000	Booking Holdings, Inc.	3.600	06/01/2026	103,697
100,000	eBay, Inc.	2.600	07/15/2022	99,712
100,000	Symantec Corp.(a)	5.000	04/15/2025	100,017

				399,225

	Investment Companies— 1.7%
200,000	Huarong Finance II Co. Ltd., EMTN (China)	3.625	11/22/2021	201,403
250,000	MDC-GMTN BV, GMTN (United Arab Emirates)	3.000	04/19/2024	248,840
250,000	MDC-GMTN BV, MTN (United Arab Emirates)(a)	5.500	03/01/2022	267,334

				717,577

	Iron/Steel— 0.3%
100,000	Nucor Corp.	4.125	09/15/2022	104,928

	Leisure Time— 0.5%
100,000	NCL Corp. Ltd.(a)	4.750	12/15/2021	101,000
100,000	Sabre GLBL, Inc.(a)	5.375	04/15/2023	101,268

				202,268

	Lodging— 0.6%
100,000	Choice Hotels International, Inc.	5.750	07/01/2022	107,532
50,000	Hilton Domestic Operating Co., Inc.	4.250	09/01/2024	49,476
100,000	MGM Resorts International	6.625	12/15/2021	106,875

				263,883

Schedule of Investments

	Machinery-Construction & Mining— 0.3%
$100,000	Caterpillar, Inc.	3.900%	05/27/2021	$103,119

	Machinery-Diversified— 0.5%
100,000	John Deere Capital Corp., GMTN	2.800	03/06/2023	100,909
100,000	Roper Technologies, Inc.	4.200	09/15/2028	105,465

				206,374

	Media— 1.3%
100,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	105,624
100,000	Comcast Corp.	4.150	10/15/2028	107,459
100,000	DISH DBS Corp.	6.750	06/01/2021	103,500
100,000	TEGNA, Inc.	6.375	10/15/2023	102,750
100,000	Time Warner Cable LLC	4.000	09/01/2021	102,016

				521,349

	Metal Fabricate/Hardware— 0.2%
100,000	Precision Castparts Corp.	2.500	01/15/2023	99,875

	Mining— 1.2%
200,000	Alcoa Nederland Holding BV(a)	6.750	09/30/2024	205,000
200,000	Corp. Nacional del Cobre de Chile (Chile)(a)	3.625	08/01/2027	203,724
100,000	Freeport-McMoRan, Inc.	3.875	03/15/2023	96,500

				505,224

	Miscellaneous Manufacturing— 1.2%
100,000	3M Co.	2.875	10/15/2027	99,437
100,000	General Electric Co.	2.700	10/09/2022	98,973
100,000	General Electric Co., GMTN	4.650	10/17/2021	103,928
100,000	Parker-Hannifin Corp.	3.250	03/01/2027	100,791
100,000	Trinity Industries, Inc.	4.550	10/01/2024	95,976

				499,105

	Multi-National— 1.5%
100,000	Asian Development Bank, GMTN (Supranational)	2.000	02/16/2022	100,109
150,000	Asian Development Bank, GMTN (Supranational)	1.750	09/13/2022	148,906
150,000	Asian Development Bank, GMTN (Supranational)	2.750	03/17/2023	154,162
200,000	Black Sea Trade & Development Bank, MTN (Supranational)(a)	4.875	05/06/2021	206,563

				609,740

	Office/Business Equipment— 0.2%
100,000	Pitney Bowes, Inc.	3.875	10/01/2021	96,660

	Oil & Gas— 7.4%
100,000	Antero Resources Corp.	5.125	12/01/2022	99,125
100,000	Apache Corp.	4.375	10/15/2028	102,057
200,000	Bharat Petroleum Corp. Ltd., EMTN (India)	4.000	05/08/2025	203,238
200,000	CNOOC Finance 2012 Ltd. (China)(a)	3.875	05/02/2022	205,695
100,000	Energen Corp.	4.625	09/01/2021	101,500
50,000	Extraction Oil & Gas, Inc.(a)	5.625	02/01/2026	39,500
100,000	Exxon Mobil Corp.	3.043	03/01/2026	102,175
100,000	Gulfport Energy Corp.	6.375	05/15/2025	83,500
100,000	Indigo Natural Resources LLC(a)	6.875	02/15/2026	90,250
50,000	Jonah Energy LLC / Jonah Energy Finance Corp.(a)	7.250	10/15/2025	29,875
100,000	Murphy Oil Corp.	4.200	12/01/2022	98,431
200,000	Oil India Ltd. (India)	5.375	04/17/2024	215,612
100,000	PBF Holding Co. LLC/PBF Finance Corp.	7.250	06/15/2025	101,875
200,000	Pertamina Persero PT (Indonesia)(a)	5.250	05/23/2021	208,022
100,000	Petroleos Mexicanos (Mexico)	4.875	01/24/2022	101,540
150,000	Petroleos Mexicanos (Mexico)	6.500	03/13/2027	151,230
100,000	Petroleos Mexicanos (Mexico)	5.350	02/12/2028	93,401
200,000	Petroliam Nasional Bhd (Malaysia)(a)	7.625	10/15/2026	259,128
100,000	Phillips 66	4.300	04/01/2022	104,541
100,000	QEP Resources, Inc.	5.250	05/01/2023	94,750
100,000	Range Resources Corp.	5.000	03/15/2023	93,750
200,000	Sinopec Group Overseas Development 2012 Ltd. (China)(a)	3.900	05/17/2022	205,515
100,000	Southwestern Energy Co.	6.200	01/23/2025	93,469
60,000	Unit Corp.	6.625	05/15/2021	56,700
100,000	Valero Energy Corp.	3.400	09/15/2026	99,110

				3,033,989

	Oil & Gas Services— 1.1%
100,000	Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor, Inc.	3.337	12/15/2027	98,144
100,000	Halliburton Co.	3.800	11/15/2025	103,036
100,000	Oceaneering International, Inc.	4.650	11/15/2024	95,500
100,000	Schlumberger Investment S.A.(a)	3.300	09/14/2021	101,484
100,000	SESI LLC	7.125	12/15/2021	75,000

				473,164

Schedule of Investments

	Packaging & Containers— 0.3%
$100,000	WRKCo, Inc.	3.750%	03/15/2025	$102,734

	Pharmaceuticals— 1.2%
100,000	Cardinal Health, Inc.	3.410	06/15/2027	96,852
100,000	Cigna Corp.(a)	4.375	10/15/2028	104,905
100,000	Express Scripts Holding Co.	4.500	02/25/2026	106,135
100,000	Johnson & Johnson	2.450	03/01/2026	98,629
100,000	Merck & Co., Inc.	2.750	02/10/2025	100,541

				507,062

	Pipelines— 2.0%
100,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875	03/01/2022	106,741
100,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	4.500	11/01/2023	104,456
100,000	EnLink Midstream Partners LP	4.150	06/01/2025	96,125
100,000	EQM Midstream Partners LP	4.750	07/15/2023	102,056
100,000	ONEOK, Inc.	4.550	07/15/2028	105,439
100,000	Plains All American Pipeline LP/PAA Finance Corp.	4.650	10/15/2025	105,578
100,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)	5.500	09/15/2024	102,500
100,000	Western Midstream Operating LP	4.000	07/01/2022	100,604

				823,499

	Private Equity— 0.2%
100,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.875	02/01/2022	101,250

	Real Estate— 0.5%
100,000	CBRE Services, Inc.	4.875	03/01/2026	107,425
100,000	Newmark Group, Inc.	6.125	11/15/2023	102,344

				209,769

	REITs— 2.0%
50,000	Brixmor Operating Partnership LP	3.850	02/01/2025	50,807
100,000	CBL & Associates LP	5.250	12/01/2023	69,500
100,000	GLP Capital LP/GLP Financing II, Inc.	5.375	04/15/2026	105,970
100,000	iStar, Inc.	5.250	09/15/2022	100,625
100,000	LifeStorage LP	3.500	07/01/2026	98,340
100,000	Office Properties Income Trust	4.500	02/01/2025	97,669
50,000	Prologis LP	4.250	08/15/2023	53,206
100,000	Starwood Property Trust, Inc.	5.000	12/15/2021	100,828
50,000	VEREIT Operating Partnership LP	4.875	06/01/2026	53,030
100,000	Washington Prime Group LP	5.950	08/15/2024	91,875

				821,850

	Retail— 1.7%
100,000	Costco Wholesale Corp.	2.750	05/18/2024	101,269
100,000	GameStop Corp.(a)	6.750	03/15/2021	100,500
100,000	Group 1 Automotive, Inc.	5.000	06/01/2022	100,625
100,000	Kohl’s Corp.	4.250	07/17/2025	103,463
100,000	O’Reilly Automotive, Inc.	3.600	09/01/2027	100,604
100,000	Signet UK Finance PLC	4.700	06/15/2024	84,875
100,000	Walmart, Inc.	3.700	06/26/2028	106,487

				697,823

	Semiconductors— 1.2%
100,000	Intel Corp.	3.700	07/29/2025	105,305
100,000	Lam Research Corp.	4.000	03/15/2029	104,102
100,000	NVIDIA Corp.	3.200	09/16/2026	100,102
100,000	QUALCOMM, Inc.	3.450	05/20/2025	101,853
100,000	Xilinx, Inc.	2.950	06/01/2024	100,209

				511,571

	Software— 1.5%
100,000	Activision Blizzard, Inc.	3.400	09/15/2026	100,716
100,000	IQVIA, Inc.(a)	4.875	05/15/2023	101,875
200,000	Marble II Pte Ltd. (Singapore)	5.300	06/20/2022	200,118
100,000	Microsoft Corp.	3.300	02/06/2027	104,218
100,000	Oracle Corp.	1.900	09/15/2021	98,772

				605,699

	Telecommunications— 1.4%
100,000	AT&T, Inc.	3.400	05/15/2025	101,306
100,000	CenturyLink, Inc., Series T	5.800	03/15/2022	101,970
100,000	CommScope, Inc.(a)	5.000	06/15/2021	99,750
100,000	Frontier Communications Corp.	11.000	09/15/2025	63,500
100,000	Hughes Satellite Systems Corp.	7.625	06/15/2021	106,409
100,000	Level 3 Financing, Inc.	5.375	08/15/2022	100,625

				573,560

Schedule of Investments

	Textiles— 0.3%
$100,000	Cintas Corp. No. 2	3.700%	04/01/2027	$104,619

	Transportation— 1.3%
100,000	CH Robinson Worldwide, Inc.	4.200	04/15/2028	105,001
200,000	Empresa de Transporte de Pasajeros Metro S.A. (Chile)(a)	4.750	02/04/2024	212,910
100,000	Union Pacific Corp.	3.950	09/10/2028	106,608
100,000	XPO Logistics, Inc.(a)	6.500	06/15/2022	101,925

				526,444

	Trucking & Leasing— 0.2%
100,000	Aviation Capital Group LLC(a)	2.875	01/20/2022	100,035

	Total Corporate Bonds and Notes (Cost $26,072,350)			26,813,450

	U.S. Government Sponsored Agency Mortgage-Backed Securities— 24.9%
	Collateralized Mortgage Obligations— 24.9%
126,900	Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	02/01/2047	127,900
84,634	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	06/01/2047	86,628
165,906	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	08/01/2047	172,322
183,206	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	12/01/2047	184,186
90,163	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	12/01/2047	92,483
185,362	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	01/01/2048	186,351
184,956	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	02/01/2048	189,238
185,117	Federal Home Loan Mortgage Corp. (FHLMC)	3.000	02/01/2048	186,074
181,410	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	02/01/2048	185,611
183,639	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	03/01/2048	187,891
186,640	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	04/01/2048	191,037
187,406	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	05/01/2048	191,721
187,680	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	05/01/2048	191,977
188,473	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	06/01/2048	192,559
188,538	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	08/01/2048	192,774
372,503	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	08/01/2048	398,893
95,234	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	08/01/2048	99,319
88,950	Federal Home Loan Mortgage Corp. (FHLMC)	4.500	09/01/2048	92,988
186,918	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	10/01/2048	193,209
190,012	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	10/01/2048	197,105
187,416	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	11/01/2048	193,580
235,084	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	12/01/2048	242,807
191,629	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	01/01/2049	197,960
47,972	Federal Home Loan Mortgage Corp. (FHLMC)	5.000	02/01/2049	50,705
173,250	Federal National Mortgage Association (FNMA)	3.000	02/01/2047	174,640
86,466	Federal National Mortgage Association (FNMA)	3.500	07/01/2047	88,444
89,094	Federal National Mortgage Association (FNMA)	4.000	08/01/2047	92,421
181,994	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	186,158
85,355	Federal National Mortgage Association (FNMA)	4.000	11/01/2047	88,537
89,362	Federal National Mortgage Association (FNMA)	3.500	11/01/2047	91,406
85,039	Federal National Mortgage Association (FNMA)	4.000	12/01/2047	88,200
89,562	Federal National Mortgage Association (FNMA)	3.500	12/01/2047	91,611
185,087	Federal National Mortgage Association (FNMA)	3.000	01/01/2048	185,899
184,145	Federal National Mortgage Association (FNMA)	3.500	01/01/2048	188,448
184,442	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	188,609
182,616	Federal National Mortgage Association (FNMA)	3.500	02/01/2048	186,860
87,985	Federal National Mortgage Association (FNMA)	4.000	02/01/2048	91,247
184,466	Federal National Mortgage Association (FNMA)	3.500	03/01/2048	188,729
186,373	Federal National Mortgage Association (FNMA)	3.500	04/01/2048	190,679
90,642	Federal National Mortgage Association (FNMA)	4.000	05/01/2048	93,980
187,443	Federal National Mortgage Association (FNMA)	3.500	05/01/2048	191,600
94,190	Federal National Mortgage Association (FNMA)	3.500	06/01/2048	96,259
371,706	Federal National Mortgage Association (FNMA)	4.500	06/01/2048	389,885
92,158	Federal National Mortgage Association (FNMA)	4.000	07/01/2048	95,259
190,387	Federal National Mortgage Association (FNMA)	3.500	07/01/2048	194,290
175,417	Federal National Mortgage Association (FNMA)	4.500	08/01/2048	183,247
189,390	Federal National Mortgage Association (FNMA)	3.500	08/01/2048	193,494
92,301	Federal National Mortgage Association (FNMA)	4.000	08/01/2048	95,658
189,024	Federal National Mortgage Association (FNMA)	4.000	09/01/2048	195,900
92,509	Federal National Mortgage Association (FNMA)	4.000	09/01/2048	95,725
88,382	Federal National Mortgage Association (FNMA)	4.500	09/01/2048	92,680
190,215	Federal National Mortgage Association (FNMA)	3.500	09/01/2048	194,313
92,522	Federal National Mortgage Association (FNMA)	4.000	09/01/2048	95,508
94,771	Federal National Mortgage Association (FNMA)	3.500	10/01/2048	96,787
96,518	Federal National Mortgage Association (FNMA)	4.000	10/01/2048	100,831
186,913	Federal National Mortgage Association (FNMA)	4.000	10/01/2048	193,692

Schedule of Investments

$188,911	Federal National Mortgage Association (FNMA)	4.000%	11/01/2048	$194,996
336,847	Federal National Mortgage Association (FNMA)	3.500	11/01/2048	344,053
188,063	Federal National Mortgage Association (FNMA)	4.500	11/01/2048	196,630
92,927	Federal National Mortgage Association (FNMA)	4.500	11/01/2048	97,145
194,230	Federal National Mortgage Association (FNMA)	5.000	11/01/2048	212,687
97,581	Federal National Mortgage Association (FNMA)	3.500	12/01/2048	99,654
190,818	Federal National Mortgage Association (FNMA)	4.000	12/01/2048	197,012

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $9,995,136)			10,288,491

	Sovereign Debt Obligations— 9.8%
	Brazil— 1.0%
200,000	Brazilian Government International Bond	6.000%	04/07/2026	223,402
200,000	Brazilian Government International Bond	4.625	01/13/2028	203,350

				426,752

	Chile— 0.9%
150,000	Chile Government International Bond	2.250	10/30/2022	149,587
200,000	Chile Government International Bond	3.240	02/06/2028	205,500

				355,087

	China— 0.5%
200,000	Export-Import Bank of China (The)	2.625	03/14/2022	199,676

	Colombia— 0.5%
200,000	Colombia Government International Bond	4.375	07/12/2021	205,852

	Hungary— 0.3%
100,000	Hungary Government International Bond	5.375	02/21/2023	108,641

	Indonesia— 1.0%
200,000	Indonesia Government International Bond, MTN(a)	3.750	04/25/2022	203,007
200,000	Indonesia Government International Bond, MTN(a)	5.875	01/15/2024	221,487

				424,494

	Malaysia— 0.8%
300,000	Wakala Global Sukuk Bhd(a)	4.646	07/06/2021	312,687

	Mexico— 0.7%
100,000	Mexico Government International Bond	4.000	10/02/2023	103,478
200,000	Mexico Government International Bond	4.150	03/28/2027	204,172

				307,650

	Poland— 1.1%
100,000	Republic of Poland Government International Bond	5.000	03/23/2022	106,555
100,000	Republic of Poland Government International Bond	3.000	03/17/2023	101,491
100,000	Republic of Poland Government International Bond	4.000	01/22/2024	105,711
150,000	Republic of Poland Government International Bond	3.250	04/06/2026	154,047

				467,804

	Russia— 1.0%
200,000	Russian Foreign Bond - Eurobond	4.500	04/04/2022	207,971
200,000	Russian Foreign Bond - Eurobond(a)	4.875	09/16/2023	212,542

				420,513

	South Africa— 0.3%
100,000	Republic of South Africa Government International Bond	5.875	05/30/2022	106,433

	Turkey— 1.7%
200,000	Export Credit Bank of Turkey(a)	5.375	10/24/2023	176,652
200,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.251	06/08/2021	191,690
200,000	Turkey Government International Bond	5.750	03/22/2024	185,781
200,000	Turkey Government International Bond	4.875	10/09/2026	170,762

				724,885

	Total Sovereign Debt Obligations (Cost $3,994,040)			4,060,474

Number of Shares
	Money Market Funds - 0.4%
148,829	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $148,829)			148,829

	Total Investments in Securities (Cost $40,210,355)— 100.1%			41,311,244
	Other assets less liabilities—(0.1)%			(46,843)

	Net Assets—100.0%			$41,264,401

Schedule of Investments

Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $7,551,173, which represented 18.30% of the Fund’s Net Assets.

(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2019 Corporate Bond ETF (BSCJ)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 87.3%
	Advertising— 0.2%
$2,583,000	Omnicom Group, Inc./Omnicom Capital, Inc.	6.250%	07/15/2019	$2,593,236

	Aerospace/Defense— 1.4%
3,259,000	Boeing Capital Corp.	4.700	10/27/2019	3,285,846
6,518,000	Lockheed Martin Corp.	4.250	11/15/2019	6,565,597
3,037,000	Northrop Grumman Corp.	5.050	08/01/2019	3,048,811
4,097,000	United Technologies Corp.	1.500	11/01/2019	4,079,812

				16,980,066

	Agriculture— 1.4%
8,016,000	Altria Group, Inc.	9.250	08/06/2019	8,102,295
4,426,000	Philip Morris International, Inc.	1.875	11/01/2019	4,413,395
3,986,000	Reynolds American, Inc. (United Kingdom)	8.125	06/23/2019	3,998,292

				16,513,982

	Auto Manufacturers— 5.2%
8,601,000	American Honda Finance Corp., MTN	1.200	07/12/2019	8,589,424
6,011,000	American Honda Finance Corp., MTN(a)	2.250	08/15/2019	6,010,198
4,036,000	American Honda Finance Corp., MTN(a)	2.000	11/13/2019	4,028,266
4,500,000	Ford Motor Credit Co. LLC	1.897	08/12/2019	4,493,211
9,550,000	Ford Motor Credit Co. LLC	2.597	11/04/2019	9,541,480
5,966,000	General Motors Financial Co., Inc.	3.500	07/10/2019	5,970,927
5,353,000	General Motors Financial Co., Inc.	2.350	10/04/2019	5,344,408
9,887,000	Toyota Motor Credit Corp., MTN	2.125	07/18/2019	9,880,293
7,556,000	Toyota Motor Credit Corp., MTN	1.550	10/18/2019	7,529,771

				61,387,978

	Banks— 32.6%
8,180,000	Bank of America Corp.	7.625	06/01/2019	8,180,000
9,813,000	Bank of Montreal, MTN (Canada)	1.500	07/18/2019	9,799,442
5,584,000	Bank of Montreal, MTN (Canada)	2.100	12/12/2019	5,575,035
7,004,000	Bank of New York Mellon Corp. (The), MTN	2.300	09/11/2019	6,999,779
9,733,000	Bank of Nova Scotia (The) (Canada)	1.650	06/14/2019	9,730,331
8,841,000	Bank of Nova Scotia (The) (Canada)	2.125	09/11/2019	8,831,512
5,493,000	Bank of Nova Scotia (The), BKNT (Canada)	2.050	06/05/2019	5,492,923
12,550,000	Barclays PLC (United Kingdom)	2.750	11/08/2019	12,536,182
4,427,000	BB&T Corp.	5.250	11/01/2019	4,473,081
7,150,000	BPCE S.A., MTN (France)	2.500	07/15/2019	7,150,265
6,008,000	Canadian Imperial Bank of Commerce (Canada)	1.600	09/06/2019	5,994,105
7,565,000	Capital One N.A., BKNT	2.400	09/05/2019	7,559,951
9,555,000	Capital One N.A., BKNT	1.850	09/13/2019	9,532,784
5,877,000	Citigroup, Inc.	2.050	06/07/2019	5,876,713
9,569,000	Citigroup, Inc.	2.500	07/29/2019	9,567,549
4,298,000	Citizens Bank N.A., MTN	2.450	12/04/2019	4,295,489
6,000,000	Cooperatieve Rabobank UA, BKNT (Netherlands)	1.375	08/09/2019	5,987,750
7,550,000	Credit Suisse AG, GMTN (Switzerland)	5.300	08/13/2019	7,586,135
4,500,000	Fifth Third Bank, BKNT	1.625	09/27/2019	4,486,675
2,578,000	Goldman Sachs Group, Inc. (The)	1.950	07/23/2019	2,575,826
18,862,000	Goldman Sachs Group, Inc. (The)	2.550	10/23/2019	18,857,848
13,304,000	Goldman Sachs Group, Inc. (The)	2.300	12/13/2019	13,282,272
4,245,000	HSBC USA, Inc.	2.250	06/23/2019	4,244,001
6,034,000	HSBC USA, Inc.	2.375	11/13/2019	6,027,345
15,120,000	JPMorgan Chase & Co.	2.200	10/22/2019	15,103,175
6,564,000	JPMorgan Chase Bank N.A., BKNT	1.650	09/23/2019	6,548,648
3,093,000	KeyBank N.A., BKNT	1.600	08/22/2019	3,086,638
4,550,000	KeyBank N.A., BKNT	2.500	12/15/2019	4,547,661
4,088,000	Manufacturers & Traders Trust Co., BKNT	2.250	07/25/2019	4,085,795
15,487,000	Morgan Stanley, GMTN	2.375	07/23/2019	15,481,383
17,600,000	Morgan Stanley, GMTN	5.625	09/23/2019	17,750,171
6,148,000	PNC Bank N.A., BKNT	2.250	07/02/2019	6,146,230
7,500,000	PNC Bank N.A., BKNT	1.450	07/29/2019	7,486,987
3,631,000	PNC Financial Services Group, Inc. (The)	6.700	06/10/2019	3,633,354
9,028,000	Royal Bank of Canada, GMTN (Canada)	1.500	07/29/2019	9,013,943
5,775,000	Royal Bank of Scotland Group PLC, GMTN (United Kingdom)	6.400	10/21/2019	5,850,940
5,918,000	Santander UK PLC (United Kingdom)	2.350	09/10/2019	5,913,500
6,054,000	Skandinaviska Enskilda Banken AB (Sweden)	1.500	09/13/2019	6,036,317

Schedule of Investments

$5,500,000	Sumitomo Mitsui Banking Corp., GMTN (Japan)	2.250%	07/11/2019	$5,498,270
4,500,000	Sumitomo Mitsui Banking Corp. (Japan)	2.092	10/18/2019	4,491,464
5,650,000	Svenska Handelsbanken AB, GMTN (Sweden)	2.250	06/17/2019	5,649,348
5,080,000	Svenska Handelsbanken AB, BKNT, MTN (Sweden)	1.500	09/06/2019	5,067,359
5,613,000	Toronto-Dominion Bank (The), GMTN (Canada)	1.450	08/13/2019	5,601,116
10,407,000	Toronto-Dominion Bank (The), GMTN (Canada)(a)	1.900	10/24/2019	10,381,999
7,367,000	Toronto-Dominion Bank (The), MTN (Canada)	2.250	11/05/2019	7,364,045
8,376,000	Toronto-Dominion Bank (The), BKNT, GMTN (Canada)	2.125	07/02/2019	8,373,556
9,825,000	U.S. Bank N.A., BKNT	2.125	10/28/2019	9,812,609
15,150,000	UBS AG, GMTN (Switzerland)	2.375	08/14/2019	15,143,346
15,000,000	Wells Fargo Bank N.A., BKNT, MTN	2.150	12/06/2019	14,974,875

				387,685,722

	Beverages— 1.5%
6,524,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	6.875	11/15/2019	6,626,592
3,625,000	Constellation Brands, Inc.	2.000	11/07/2019	3,612,901
3,109,000	Molson Coors Brewing Co.	1.450	07/15/2019	3,104,808
4,641,000	PepsiCo, Inc.	1.350	10/04/2019	4,622,909

				17,967,210

	Computers— 1.5%
7,051,000	Apple, Inc.	1.100	08/02/2019	7,033,895
6,478,000	Apple, Inc.	1.800	11/13/2019	6,459,716
4,653,000	International Business Machines Corp.	8.375	11/01/2019	4,764,229

				18,257,840

	Cosmetics/Personal Care— 0.6%
3,620,000	Procter & Gamble Co. (The)	1.750	10/25/2019	3,603,067
3,209,000	Procter & Gamble Co. (The)(a)	1.900	11/01/2019	3,201,160

				6,804,227

	Diversified Financial Services— 3.0%
2,849,000	Aircastle Ltd.	6.250	12/01/2019	2,895,436
9,194,000	American Express Credit Corp., GMTN	2.250	08/15/2019	9,188,063
4,709,000	American Express Credit Corp., MTN	1.700	10/30/2019	4,691,434
6,043,000	BlackRock, Inc., Series 2	5.000	12/10/2019	6,119,253
4,133,000	Jefferies Group LLC	8.500	07/15/2019	4,158,474
5,141,000	Synchrony Financial	3.000	08/15/2019	5,141,635
2,959,000	TD Ameritrade Holding Corp.	5.600	12/01/2019	3,004,326

				35,198,621

	Electric— 2.3%
3,022,000	Dominion Energy, Inc.	5.200	08/15/2019	3,035,151
3,215,000	Dominion Energy, Inc., Series B	1.600	08/15/2019	3,207,482
3,214,000	Duke Energy Corp.	5.050	09/15/2019	3,233,977
3,708,000	Emera US Finance LP (Canada)	2.150	06/15/2019	3,706,845
3,772,000	Exelon Generation Co. LLC	5.200	10/01/2019	3,798,343
3,564,000	Georgia Power Co.	4.250	12/01/2019	3,587,323
3,012,000	Sempra Energy	1.625	10/07/2019	3,000,618
3,821,000	Southern Power Co., Series D	1.950	12/15/2019	3,806,524

				27,376,263

	Electrical Components & Equipment— 0.3%
3,966,000	Emerson Electric Co.	4.875	10/15/2019	3,996,850

	Electronics— 1.3%
7,650,000	Honeywell International, Inc.	1.400	10/30/2019	7,616,562
4,729,000	Honeywell International, Inc.	1.800	10/30/2019	4,716,285
3,248,000	Keysight Technologies, Inc.(a)	3.300	10/30/2019	3,255,484

				15,588,331

	Environmental Control— 0.4%
4,881,000	Republic Services, Inc.	5.500	09/15/2019	4,915,280

	Food— 1.2%
2,910,000	General Mills, Inc.	2.200	10/21/2019	2,904,368
2,865,000	Kellogg Co.	4.150	11/15/2019	2,882,106
3,287,000	Kroger Co. (The), GMTN	1.500	09/30/2019	3,274,332
5,718,000	Tyson Foods, Inc.	2.650	08/15/2019	5,716,696

				14,777,502

	Healthcare-Products— 1.2%
3,943,000	Becton, Dickinson and Co.	2.133	06/06/2019	3,942,837
7,652,000	Becton, Dickinson and Co.	2.675	12/15/2019	7,649,377
2,931,000	Zimmer Biomet Holdings, Inc.	4.625	11/30/2019	2,957,642

				14,549,856

	Healthcare-Services— 1.0%
4,893,000	Anthem, Inc.	2.250	08/15/2019	4,888,871
3,497,000	HCA, Inc.	4.250	10/15/2019	3,511,118

Schedule of Investments

$3,035,000	UnitedHealth Group, Inc.	2.300%	12/15/2019	$3,032,306

				11,432,295

	Home Builders— 0.3%
4,140,000	Lennar Corp.	4.500	11/15/2019	4,165,875

	Insurance— 2.0%
5,948,000	American International Group, Inc.	2.300	07/16/2019	5,946,989
6,061,000	Berkshire Hathaway Finance Corp.	1.300	08/15/2019	6,045,395
3,815,000	Berkshire Hathaway, Inc.	2.100	08/14/2019	3,811,789
1,816,000	Chubb INA Holdings, Inc.	5.900	06/15/2019	1,817,671
3,933,000	Prudential Financial, Inc., Series D, MTN	7.375	06/15/2019	3,938,383
2,261,000	Travelers Cos., Inc. (The)	5.900	06/02/2019	2,261,000

				23,821,227

	Internet— 1.1%
6,515,000	Amazon.com, Inc.	2.600	12/05/2019	6,519,357
6,667,000	eBay, Inc.	2.200	08/01/2019	6,661,664

				13,181,021

	Machinery-Construction & Mining— 1.0%
4,008,000	Caterpillar Financial Services Corp., MTN	2.100	06/09/2019	4,007,781
4,198,000	Caterpillar Financial Services Corp., MTN(a)	2.000	11/29/2019	4,190,131
3,959,000	Caterpillar Financial Services Corp., GMTN	2.250	12/01/2019	3,956,352

				12,154,264

	Machinery-Diversified— 0.9%
4,456,000	Deere & Co.	4.375	10/16/2019	4,486,255
3,518,000	John Deere Capital Corp., MTN	2.300	09/16/2019	3,515,683
3,078,000	John Deere Capital Corp., MTN	1.250	10/09/2019	3,064,010

				11,065,948

	Media— 0.9%
3,965,000	Comcast Corp.	5.700	07/01/2019	3,973,451
2,618,000	TWDC Enterprises 18 Corp., GMTN	0.875	07/12/2019	2,612,881
3,703,000	Warner Media LLC	2.100	06/01/2019	3,703,000

				10,289,332

	Mining— 0.5%
5,516,000	Newmont Goldcorp Corp.	5.125	10/01/2019	5,558,340

	Miscellaneous Manufacturing— 0.9%
3,820,000	3M Co., MTN	1.625	06/15/2019	3,818,052
7,457,000	General Electric Co., GMTN	6.000	08/07/2019	7,495,924

				11,313,976

	Oil & Gas— 4.4%
5,914,000	Antero Resources Corp.	5.375	11/01/2021	5,915,596
2,568,846	Cenovus Energy, Inc. (Canada)	5.700	10/15/2019	2,592,241
4,646,000	Chevron Corp.	2.193	11/15/2019	4,640,790
5,519,000	EOG Resources, Inc.	5.625	06/01/2019	5,519,000
4,843,000	EQT Corp.	8.125	06/01/2019	4,843,000
4,270,000	Husky Energy, Inc. (Canada)	7.250	12/15/2019	4,368,825
6,235,000	Shell International Finance BV (Netherlands)(a)	1.375	09/12/2019	6,215,665
11,883,000	Shell International Finance BV (Netherlands)	4.300	09/22/2019	11,947,867
6,090,000	Total Capital International S.A. (France)	2.100	06/19/2019	6,088,483

				52,131,467

	Pharmaceuticals— 6.0%
6,017,000	AstraZeneca PLC (United Kingdom)	1.950	09/18/2019	6,008,446
6,001,000	Cardinal Health, Inc.	1.948	06/14/2019	5,999,416
5,562,000	CVS Health Corp.	2.250	08/12/2019	5,556,423
5,858,000	Express Scripts Holding Co.	2.250	06/15/2019	5,857,004
2,972,000	Johnson & Johnson(a)	1.875	12/05/2019	2,964,802
4,467,000	Mead Johnson Nutrition Co. (United Kingdom)	4.900	11/01/2019	4,505,456
3,464,000	Mylan N.V.	2.500	06/07/2019	3,463,777
4,915,000	Pfizer, Inc.	1.450	06/03/2019	4,915,000
7,582,000	Pfizer, Inc.	1.700	12/15/2019	7,553,838
24,407,000	Shire Acquisitions Investments Ireland DAC	1.900	09/23/2019	24,336,170

				71,160,332

	Pipelines— 2.1%
3,064,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.(a)	5.500	10/15/2019	3,084,959
4,571,000	Enterprise Products Operating LLC	2.550	10/15/2019	4,566,229
9,547,000	Kinder Morgan, Inc.	3.050	12/01/2019	9,556,342
3,481,000	Plains All American Pipeline LP/PAA Finance Corp.	2.600	12/15/2019	3,474,195
4,418,000	TransCanada PipeLines Ltd. (Canada)	2.125	11/15/2019	4,406,453

				25,088,178

	Retail— 2.7%
9,050,000	Costco Wholesale Corp.	1.700	12/15/2019	9,007,852

Schedule of Investments

$7,167,000	Home Depot, Inc. (The)	2.000%	06/15/2019	$7,164,668
7,558,000	Target Corp.(a)	2.300	06/26/2019	7,556,891
8,688,000	Walgreens Boots Alliance, Inc.	2.700	11/18/2019	8,682,796

				32,412,207

	Semiconductors— 0.4%
4,542,000	Texas Instruments, Inc.	1.650	08/03/2019	4,534,572

	Software— 4.4%
4,781,000	CA, Inc.	5.375	12/01/2019	4,838,378
6,013,000	Microsoft Corp.	4.200	06/01/2019	6,013,000
15,479,000	Microsoft Corp.	1.100	08/08/2019	15,440,869
11,137,000	Oracle Corp.	5.000	07/08/2019	11,161,328
14,696,000	Oracle Corp.	2.250	10/08/2019	14,678,674

				52,132,249

	Telecommunications— 3.9%
9,057,000	Cisco Systems, Inc.	1.400	09/20/2019	9,027,343
4,781,000	Deutsche Telekom International Finance BV (Germany)	6.000	07/08/2019	4,795,914
6,124,000	Hughes Satellite Systems Corp.	6.500	06/15/2019	6,124,153
9,527,000	Orange S.A. (France)	5.375	07/08/2019	9,551,350
7,637,000	Orange S.A. (France)	1.625	11/03/2019	7,602,110
4,420,000	Telecom Italia Capital S.A. (Italy)	7.175	06/18/2019	4,436,575
4,966,000	Telefonica Emisiones S.A.U. (Spain)	5.877	07/15/2019	4,983,038

				46,520,483

	Transportation— 0.7%
4,709,000	Burlington Northern Santa Fe LLC	4.700	10/01/2019	4,741,850
3,082,000	Norfolk Southern Corp.	5.900	06/15/2019	3,084,786

				7,826,636

	Total Corporate Bonds (Cost $1,039,488,787)			1,039,381,366

Number of Shares
	Money Market Funds - 14.1%
167,245,978	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $167,245,978)			167,245,978

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 1,206,734,765)— 101.4%			1,206,627,344

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 0.4%
3,443,014	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(b)(c)			3,443,014
1,147,327	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(b)(c)			1,147,671

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,590,685)			4,590,685

	Total Investments in Securities (Cost $1,211,325,450)— 101.8%			1,211,218,029
	Other assets less liabilities—(1.8)%			(21,496,707)

	Net Assets—100.0%			$1,189,721,322

Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at May 31, 2019.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2020 Corporate Bond ETF (BSCK)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 99.2%
	Advertising— 0.3%
$4,458,000	Omnicom Group, Inc./Omnicom Capital, Inc.	4.450%	08/15/2020	$4,555,535

	Aerospace/Defense— 2.5%
3,975,000	Arconic, Inc.	6.150	08/15/2020	4,085,167
3,609,000	Boeing Co. (The)	4.875	02/15/2020	3,668,264
8,315,000	General Dynamics Corp.	2.875	05/11/2020	8,343,279
4,901,000	Lockheed Martin Corp.	2.500	11/23/2020	4,909,570
6,429,000	Northrop Grumman Corp.	2.080	10/15/2020	6,386,928
2,073,000	Raytheon Co.(a)	4.400	02/15/2020	2,101,233
4,414,000	Raytheon Co.	3.125	10/15/2020	4,459,482
5,061,000	United Technologies Corp.(a)	4.500	04/15/2020	5,142,301
4,296,000	United Technologies Corp.	1.900	05/04/2020	4,272,267

				43,368,491

	Agriculture— 1.7%
4,860,000	Altria Group, Inc.	2.625	01/14/2020	4,853,837
9,410,000	BAT Capital Corp. (United Kingdom)	2.297	08/14/2020	9,364,360
1,828,000	Bunge Ltd. Finance Corp.	3.500	11/24/2020	1,846,865
4,230,000	Philip Morris International, Inc.	2.000	02/21/2020	4,219,997
3,949,000	Philip Morris International, Inc.	4.500	03/26/2020	4,010,734
2,603,000	Reynolds American, Inc. (United Kingdom)	6.875	05/01/2020	2,698,104
3,223,000	Reynolds American, Inc. (United Kingdom)	3.250	06/12/2020	3,238,985

				30,232,882

	Airlines— 0.4%
4,316,000	Delta Air Lines, Inc.	2.875	03/13/2020	4,314,920
2,225,000	Southwest Airlines Co.	2.650	11/05/2020	2,229,483

				6,544,403

	Auto Manufacturers— 4.9%
3,144,000	American Honda Finance Corp., MTN(a)	2.000	02/14/2020	3,133,653
2,183,000	American Honda Finance Corp., GMTN	3.000	06/16/2020	2,196,536
2,902,000	American Honda Finance Corp., MTN	1.950	07/20/2020	2,886,945
3,964,000	American Honda Finance Corp., MTN	2.450	09/24/2020	3,968,290
6,450,000	Fiat DaimlerChrysler Automobiles N.V. (United Kingdom)(a)	4.500	04/15/2020	6,506,437
5,100,000	Ford Motor Credit Co. LLC	2.681	01/09/2020	5,092,394
5,100,000	Ford Motor Credit Co. LLC	8.125	01/15/2020	5,255,045
4,350,000	Ford Motor Credit Co. LLC	2.459	03/27/2020	4,332,373
3,600,000	Ford Motor Credit Co. LLC	2.425	06/12/2020	3,574,212
5,200,000	Ford Motor Credit Co. LLC	3.157	08/04/2020	5,194,759
3,700,000	Ford Motor Credit Co. LLC	2.343	11/02/2020	3,654,406
4,496,000	General Motors Financial Co., Inc.	3.150	01/15/2020	4,503,558
4,328,000	General Motors Financial Co., Inc.	2.650	04/13/2020	4,325,113
6,423,000	General Motors Financial Co., Inc.	3.200	07/13/2020	6,442,344
3,388,000	General Motors Financial Co., Inc.	2.450	11/06/2020	3,359,265
4,286,000	General Motors Financial Co., Inc.	3.700	11/24/2020	4,321,902
3,282,000	Toyota Motor Credit Corp., GMTN	2.200	01/10/2020	3,275,900
5,710,000	Toyota Motor Credit Corp., MTN	2.150	03/12/2020	5,698,553
4,733,000	Toyota Motor Credit Corp.(a)	1.950	04/17/2020	4,711,333
2,951,000	Toyota Motor Credit Corp., MTN	4.500	06/17/2020	3,010,696

				85,443,714

	Banks— 33.5%
3,750,000	Banco Bilbao Vizcaya Argentaria S.A. (Spain)	3.000	10/20/2020	3,760,516
10,530,000	Bank of America Corp., MTN	5.625	07/01/2020	10,877,208
7,923,000	Bank of America Corp., MTN	2.625	10/19/2020	7,927,502
3,610,000	Bank of America Corp., GMTN	2.151	11/09/2020	3,595,229
8,200,000	Bank of America Corp., Series L, MTN	2.250	04/21/2020	8,184,510
4,345,000	Bank of Montreal, MTN (Canada)	2.100	06/15/2020	4,327,787
4,204,000	Bank of Montreal, MTN (Canada)	3.100	07/13/2020	4,236,612
2,075,000	Bank of New York Mellon Corp. (The), MTN	4.600	01/15/2020	2,102,794
4,769,000	Bank of New York Mellon Corp. (The), MTN	2.600	08/17/2020	4,778,360
2,775,000	Bank of New York Mellon Corp. (The), MTN	2.450	11/27/2020	2,778,041
5,115,000	Bank of New York Mellon Corp. (The), Series G, MTN	2.150	02/24/2020	5,102,088
4,158,000	Bank of Nova Scotia (The) (Canada)	2.350	10/21/2020	4,155,713
4,775,000	Bank of Nova Scotia (The), BKNT (Canada)	2.150	07/14/2020	4,760,176
3,970,000	Barclays Bank PLC (United Kingdom)	5.140	10/14/2020	4,076,847

Schedule of Investments

$3,585,000	Barclays Bank PLC, BKNT (United Kingdom)	5.125%	01/08/2020	$3,635,209
4,000,000	Barclays PLC (United Kingdom)	2.875	06/08/2020	4,003,116
5,322,000	BB&T Corp., MTN	2.450	01/15/2020	5,315,662
3,928,000	BB&T Corp., MTN	2.625	06/29/2020	3,931,252
3,750,000	Branch Banking & Trust Co.	2.100	01/15/2020	3,740,364
3,750,000	Branch Banking & Trust Co., BKNT	2.250	06/01/2020	3,739,713
4,628,000	Canadian Imperial Bank of Commerce, BKNT (Canada)	2.100	10/05/2020	4,609,417
6,600,000	Capital One N.A., BKNT	2.350	01/31/2020	6,588,290
8,500,000	Citibank N.A., BKNT	3.050	05/01/2020	8,532,680
9,000,000	Citibank N.A., BKNT	2.100	06/12/2020	8,960,161
8,550,000	Citibank N.A., BKNT	2.125	10/20/2020	8,507,659
6,314,000	Citigroup, Inc.	2.450	01/10/2020	6,307,826
8,107,000	Citigroup, Inc.	2.400	02/18/2020	8,097,004
4,166,000	Citigroup, Inc.	5.375	08/09/2020	4,301,929
11,256,000	Citigroup, Inc.	2.650	10/26/2020	11,280,072
4,577,000	Citizens Bank N.A., BKNT	2.250	03/02/2020	4,564,450
3,903,000	Citizens Bank N.A., BKNT	2.200	05/26/2020	3,885,566
3,751,000	Citizens Bank N.A., BKNT	2.250	10/30/2020	3,734,097
5,736,000	Credit Suisse AG, GMTN (Switzerland)	5.400	01/14/2020	5,825,056
5,404,000	Credit Suisse AG, MTN (Switzerland)	4.375	08/05/2020	5,519,537
6,092,000	Deutsche Bank AG (Germany)	2.700	07/13/2020	6,032,061
3,501,000	Discover Bank	7.000	04/15/2020	3,624,200
5,300,000	Discover Bank, BKNT	3.100	06/04/2020	5,316,753
4,775,000	Fifth Third Bancorp	2.875	07/27/2020	4,794,076
3,200,000	Fifth Third Bank, BKNT	2.200	10/30/2020	3,189,657
2,713,000	First Horizon National Corp.	3.500	12/15/2020	2,744,454
3,875,000	Goldman Sachs Bank USA, BKNT	3.200	06/05/2020	3,897,954
11,685,000	Goldman Sachs Group, Inc. (The), GMTN	5.375	03/15/2020	11,926,685
6,959,000	Goldman Sachs Group, Inc. (The)	2.600	04/23/2020	6,957,549
8,486,000	Goldman Sachs Group, Inc. (The)	2.750	09/15/2020	8,502,177
7,010,000	Goldman Sachs Group, Inc. (The)	2.600	12/27/2020	7,007,664
9,062,000	Goldman Sachs Group, Inc. (The), Series D, MTN	6.000	06/15/2020	9,371,981
5,100,000	HSBC Bank USA N.A., BKNT	4.875	08/24/2020	5,225,854
7,851,000	HSBC USA, Inc.	2.350	03/05/2020	7,831,665
6,300,000	HSBC USA, Inc.	2.750	08/07/2020	6,320,581
3,500,000	HSBC USA, Inc.	5.000	09/27/2020	3,598,587
3,935,000	Huntington National Bank (The), BKNT	2.375	03/10/2020	3,931,384
3,882,000	Huntington National Bank (The), BKNT	2.875	08/20/2020	3,897,872
15,997,000	JPMorgan Chase & Co.	2.250	01/23/2020	15,966,507
6,200,000	JPMorgan Chase & Co.	4.950	03/25/2020	6,320,360
9,367,000	JPMorgan Chase & Co.	2.750	06/23/2020	9,383,691
10,902,000	JPMorgan Chase & Co.	4.400	07/22/2020	11,140,311
11,584,000	JPMorgan Chase & Co.	4.250	10/15/2020	11,850,776
10,570,000	JPMorgan Chase & Co.	2.550	10/29/2020	10,577,681
4,032,000	KeyCorp, MTN	2.900	09/15/2020	4,050,951
3,900,000	Lloyds Bank PLC (United Kingdom)	2.700	08/17/2020	3,905,389
3,765,000	Manufacturers & Traders Trust Co., BKNT	2.050	08/17/2020	3,749,825
8,250,000	Morgan Stanley, GMTN	5.500	01/26/2020	8,398,529
10,826,000	Morgan Stanley	2.650	01/27/2020	10,826,016
10,325,000	Morgan Stanley	2.800	06/16/2020	10,343,110
8,250,000	Morgan Stanley, GMTN	5.500	07/24/2020	8,507,681
4,000,000	National Bank of Canada (Canada)	2.150	06/12/2020	3,985,789
4,450,000	National Bank of Canada, BKNT (Canada)	2.200	11/02/2020	4,433,826
1,959,000	Northern Trust Corp.	3.450	11/04/2020	1,991,596
4,020,000	PNC Bank N.A., BKNT	2.000	05/19/2020	4,002,901
3,750,000	PNC Bank N.A., BKNT, MTN	2.600	07/21/2020	3,758,836
6,730,000	PNC Bank N.A., BKNT	2.450	11/05/2020	6,733,768
4,185,000	PNC Financial Services Group, Inc. (The)	5.125	02/08/2020	4,254,255
3,098,000	PNC Financial Services Group, Inc. (The)	4.375	08/11/2020	3,168,948
6,485,000	Royal Bank of Canada, GMTN (Canada)	2.125	03/02/2020	6,473,571
3,850,000	Royal Bank of Canada, GMTN (Canada)	2.150	03/06/2020	3,843,144
8,145,000	Royal Bank of Canada, GMTN (Canada)	2.150	10/26/2020	8,114,875
6,546,000	Royal Bank of Canada, GMTN (Canada)	2.350	10/30/2020	6,545,342
4,279,000	Santander Holdings USA, Inc.	2.650	04/17/2020	4,276,700
4,211,000	Santander UK Group Holdings PLC (United Kingdom)	2.875	10/16/2020	4,210,297
3,944,000	Santander UK PLC (United Kingdom)	2.375	03/16/2020	3,934,297
5,500,000	Santander UK PLC (United Kingdom)	2.125	11/03/2020	5,446,396
3,800,000	Skandinaviska Enskilda Banken AB (Sweden)	2.300	03/11/2020	3,791,635
5,354,000	State Street Corp.(a)	2.550	08/18/2020	5,363,888
5,825,000	Sumitomo Mitsui Banking Corp. (Japan)	2.450	01/16/2020	5,822,524
6,000,000	Sumitomo Mitsui Banking Corp. (Japan)	2.514	01/17/2020	5,998,047
3,100,000	Sumitomo Mitsui Banking Corp., BKNT, GMTN (Japan)	2.450	10/20/2020	3,098,694

Schedule of Investments

$4,438,000	SunTrust Bank, BKNT(a)	2.250%	01/31/2020	$4,426,880
3,750,000	Svenska Handelsbanken AB (Sweden)	1.950	09/08/2020	3,726,148
5,000,000	Svenska Handelsbanken AB, GMTN (Sweden)	2.400	10/01/2020	4,994,626
2,154,000	Toronto-Dominion Bank (The), GMTN (Canada)	3.000	06/11/2020	2,168,128
3,829,000	Toronto-Dominion Bank (The), GMTN (Canada)	1.850	09/11/2020	3,804,752
8,993,000	Toronto-Dominion Bank (The), GMTN (Canada)	2.500	12/14/2020	9,013,439
3,751,000	U.S. Bank N.A., BKNT	2.350	01/23/2020	3,747,462
3,880,000	U.S. Bank N.A., BKNT	2.000	01/24/2020	3,867,218
3,700,000	U.S. Bank N.A., BKNT	3.050	07/24/2020	3,727,060
4,720,000	U.S. Bank N.A., BKNT, MTN	2.050	10/23/2020	4,697,742
3,900,000	UBS AG, GMTN (Switzerland)	4.875	08/04/2020	4,007,611
11,516,000	Wells Fargo & Co., GMTN	2.600	07/22/2020	11,528,822
8,951,000	Wells Fargo & Co., MTN	2.550	12/07/2020	8,957,053
9,114,000	Wells Fargo & Co., Series N, MTN	2.150	01/30/2020	9,094,419
7,822,000	Wells Fargo Bank N.A., BKNT	2.400	01/15/2020	7,815,178

				589,760,291

	Beverages— 2.5%
6,435,000	Coca-Cola Co. (The)	1.875	10/27/2020	6,400,221
5,734,000	Coca-Cola Co. (The)	2.450	11/01/2020	5,750,293
4,865,000	Coca-Cola Co. (The)	3.150	11/15/2020	4,923,186
2,971,000	Constellation Brands, Inc.	2.250	11/06/2020	2,947,047
3,606,000	Diageo Capital PLC (United Kingdom)	3.000	05/18/2020	3,619,318
3,508,000	Diageo Capital PLC (United Kingdom)	4.828	07/15/2020	3,598,948
4,234,000	PepsiCo, Inc.	4.500	01/15/2020	4,285,961
3,333,000	PepsiCo, Inc.	1.850	04/30/2020	3,320,674
4,900,000	PepsiCo, Inc.	2.150	10/14/2020	4,898,117
4,186,000	PepsiCo, Inc.	3.125	11/01/2020	4,226,214

				43,969,979

	Biotechnology— 2.3%
3,197,000	Amgen, Inc.	2.125	05/01/2020	3,183,834
2,983,000	Amgen, Inc.	2.200	05/11/2020	2,972,330
4,412,000	Amgen, Inc.	3.450	10/01/2020	4,468,664
3,952,000	Baxalta, Inc.	2.875	06/23/2020	3,947,615
6,158,000	Biogen, Inc.	2.900	09/15/2020	6,177,195
6,441,000	Celgene Corp.	2.875	08/15/2020	6,474,527
1,999,000	Celgene Corp.	3.950	10/15/2020	2,041,744
2,167,000	Gilead Sciences, Inc.	2.350	02/01/2020	2,163,344
8,956,000	Gilead Sciences, Inc.	2.550	09/01/2020	8,966,719

				40,395,972

	Chemicals— 0.8%
6,125,000	Dow Chemical Co. (The)	4.250	11/15/2020	6,242,144
2,136,000	PPG Industries, Inc.	3.600	11/15/2020	2,169,105
6,196,000	Sherwin-Williams Co. (The)	2.250	05/15/2020	6,169,146

				14,580,395

	Commercial Services— 0.7%
4,136,000	Automatic Data Processing, Inc.	2.250	09/15/2020	4,139,052
2,509,000	Block Financial LLC	4.125	10/01/2020	2,551,046
1,967,000	Moody’s Corp.	5.500	09/01/2020	2,036,951
3,122,000	S&P Global, Inc.	3.300	08/14/2020	3,146,736

				11,873,785

	Computers— 2.8%
5,373,000	Apple, Inc.	1.550	02/07/2020	5,339,683
4,083,000	Apple, Inc.	1.900	02/07/2020	4,068,587
5,109,000	Apple, Inc.(a)	2.000	05/06/2020	5,090,954
4,422,000	Apple, Inc.(a)	1.800	05/11/2020	4,397,209
4,389,000	Apple, Inc.	2.000	11/13/2020	4,370,731
2,079,000	DXC Technology Co.	2.875	03/27/2020	2,081,324
12,861,000	Hewlett Packard Enterprise Co.	3.600	10/15/2020	13,015,625
2,381,000	HP, Inc.	3.750	12/01/2020	2,420,858
3,600,000	International Business Machines Corp.	1.900	01/27/2020	3,587,760
5,500,000	International Business Machines Corp.	1.625	05/15/2020	5,457,520

				49,830,251

	Cosmetics/Personal Care— 0.7%
2,702,000	Estee Lauder Cos., Inc. (The)(a)	1.800	02/07/2020	2,688,648
2,991,000	Procter & Gamble Co. (The)	1.900	10/23/2020	2,979,663
3,400,000	Unilever Capital Corp. (United Kingdom)	1.800	05/05/2020	3,381,949
3,904,000	Unilever Capital Corp. (United Kingdom)	2.100	07/30/2020	3,890,768

				12,941,028

	Diversified Financial Services— 6.0%
3,601,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.250	07/01/2020	3,656,382
4,050,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.625	10/30/2020	4,146,695

Schedule of Investments

$1,573,000	Air Lease Corp.	2.125%	01/15/2020	$1,566,663
6,136,000	American Express Co.	2.200	10/30/2020	6,104,588
8,816,000	American Express Credit Corp., MTN	2.200	03/03/2020	8,802,112
7,306,000	American Express Credit Corp., MTN	2.375	05/26/2020	7,294,021
6,078,000	American Express Credit Corp., Series F, MTN	2.600	09/14/2020	6,089,099
3,320,000	Ameriprise Financial, Inc.	5.300	03/15/2020	3,392,067
5,877,000	Capital One Financial Corp.	2.500	05/12/2020	5,866,677
2,855,000	Capital One Financial Corp.	2.400	10/30/2020	2,849,334
3,057,000	Charles Schwab Corp. (The)	4.450	07/22/2020	3,125,806
26,400,000	GE Capital International Funding Co. Unlimited Co.	2.342	11/15/2020	26,142,942
4,055,000	International Lease Finance Corp.	8.250	12/15/2020	4,371,261
6,514,000	Nomura Holdings, Inc. (Japan)	6.700	03/04/2020	6,709,592
3,306,000	Synchrony Financial	2.700	02/03/2020	3,304,769
12,968,000	Visa, Inc.	2.200	12/14/2020	12,948,325

				106,370,333

	Electric— 2.3%
2,172,000	American Electric Power Co., Inc.	2.150	11/13/2020	2,159,485
2,077,000	Commonwealth Edison Co.	4.000	08/01/2020	2,109,090
4,368,000	Dominion Energy, Inc.	2.579	07/01/2020	4,355,666
2,080,000	Duke Energy Indiana LLC	3.750	07/15/2020	2,110,740
3,747,000	Exelon Corp.	2.850	06/15/2020	3,751,308
2,236,000	Exelon Corp.	5.150	12/01/2020	2,304,261
4,511,000	Exelon Generation Co. LLC	2.950	01/15/2020	4,515,933
2,609,000	Exelon Generation Co. LLC	4.000	10/01/2020	2,644,978
2,022,000	Georgia Power Co., Series C	2.000	09/08/2020	2,008,908
2,179,000	Nevada Power Co., Series BB	2.750	04/15/2020	2,184,245
3,249,000	NextEra Energy Capital Holdings, Inc., Series H	3.342	09/01/2020	3,279,394
2,152,000	Sempra Energy	2.400	02/01/2020	2,147,092
2,428,000	Sempra Energy	2.400	03/15/2020	2,423,481
2,568,000	Southern Co. (The)	2.750	06/15/2020	2,569,795
2,233,000	Xcel Energy, Inc.	4.700	05/15/2020	2,252,421

				40,816,797

	Electronics— 0.1%
2,054,000	Agilent Technologies, Inc.	5.000	07/15/2020	2,107,779

	Environmental Control— 0.3%
3,669,000	Republic Services, Inc.	5.000	03/01/2020	3,732,573
2,252,000	Waste Management, Inc.	4.750	06/30/2020	2,303,614

				6,036,187

	Food— 1.5%
4,208,000	Kellogg Co.	4.000	12/15/2020	4,297,373
3,613,000	Kraft Heinz Foods Co.	5.375	02/10/2020	3,678,024
6,504,000	Kraft Heinz Foods Co.	2.800	07/02/2020	6,506,299
3,076,000	Kroger Co. (The)	6.150	01/15/2020	3,142,048
1,723,000	Mondelez International, Inc.	5.375	02/10/2020	1,754,008
3,264,000	Mondelez International, Inc.	3.000	05/07/2020	3,273,829
3,093,000	Sysco Corp.	2.600	10/01/2020	3,092,328

				25,743,909

	Gas— 0.2%
3,010,000	Dominion Energy Gas Holdings LLC	2.800	11/15/2020	3,017,545

	Healthcare-Products— 1.3%
4,815,000	Becton, Dickinson and Co.	2.404	06/05/2020	4,797,741
2,620,000	Becton, Dickinson and Co.	3.250	11/12/2020	2,638,690
2,223,000	Danaher Corp.	2.400	09/15/2020	2,221,184
3,825,000	Life Technologies Corp.	6.000	03/01/2020	3,910,604
2,073,000	Stryker Corp.	4.375	01/15/2020	2,095,997
6,418,000	Zimmer Biomet Holdings, Inc.	2.700	04/01/2020	6,410,583

				22,074,799

	Healthcare-Services— 2.1%
3,097,000	Anthem, Inc.	4.350	08/15/2020	3,162,006
4,131,000	Anthem, Inc.	2.500	11/21/2020	4,129,564
12,514,000	HCA, Inc.	6.500	02/15/2020	12,812,605
2,312,000	Laboratory Corp. of America Holdings(a)	2.625	02/01/2020	2,311,007
2,351,000	Laboratory Corp. of America Holdings	4.625	11/15/2020	2,405,320
2,245,000	Quest Diagnostics, Inc.	4.750	01/30/2020	2,274,872
6,508,000	UnitedHealth Group, Inc.	2.700	07/15/2020	6,523,798
3,939,000	UnitedHealth Group, Inc.	1.950	10/15/2020	3,914,161

				37,533,333

	Home Builders— 0.1%
2,182,000	DR Horton, Inc.(a)	4.000	02/15/2020	2,198,943

Schedule of Investments

	Insurance— 2.0%
$2,415,000	AEGON Funding Co. LLC (Netherlands)	5.750%	12/15/2020	$2,532,986
2,686,000	American International Group, Inc.	3.375	08/15/2020	2,712,002
2,866,000	American International Group, Inc.	6.400	12/15/2020	3,026,976
2,521,000	Aon Corp.	5.000	09/30/2020	2,601,879
2,576,000	Berkshire Hathaway Finance Corp.(a)	2.900	10/15/2020	2,599,453
5,531,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	5,528,916
2,088,000	CNA Financial Corp.	5.875	08/15/2020	2,171,075
1,986,000	Hartford Financial Services Group, Inc. (The)	5.500	03/30/2020	2,031,620
2,070,000	Manulife Financial Corp. (Canada)	4.900	09/17/2020	2,128,623
1,959,000	Marsh & McLennan Cos., Inc.	2.350	03/06/2020	1,956,119
2,856,000	Prudential Financial, Inc., MTN	5.375	06/21/2020	2,937,089
2,010,000	Prudential Financial, Inc., MTN	4.500	11/15/2020	2,067,777
2,052,000	Travelers Cos., Inc. (The)	3.900	11/01/2020	2,095,870

				34,390,385

	Internet— 0.8%
4,046,000	Amazon.com, Inc.	1.900	08/21/2020	4,025,166
2,063,000	eBay, Inc.	2.150	06/05/2020	2,053,193
1,889,000	eBay, Inc.	3.250	10/15/2020	1,903,432
2,717,000	Expedia Group, Inc.	5.950	08/15/2020	2,816,706
3,300,000	Symantec Corp.	4.200	09/15/2020	3,320,274

				14,118,771

	Investment Companies— 0.1%
2,283,000	Ares Capital Corp.	3.875	01/15/2020	2,293,001

	Iron/Steel— 0.2%
2,999,000	ArcelorMittal (Luxembourg)	5.250	08/05/2020	3,074,156

	Leisure Time— 0.2%
2,622,000	Carnival Corp.	3.950	10/15/2020	2,669,519

	Machinery-Construction & Mining— 0.8%
4,302,000	Caterpillar Financial Services Corp., MTN	2.100	01/10/2020	4,290,581
2,217,000	Caterpillar Financial Services Corp., MTN	2.000	03/05/2020	2,210,133
2,702,000	Caterpillar Financial Services Corp., MTN(a)	2.950	05/15/2020	2,717,494
4,271,000	Caterpillar Financial Services Corp., GMTN	1.850	09/04/2020	4,242,513

				13,460,721

	Machinery-Diversified— 0.8%
3,385,000	CNH Industrial Capital LLC(a)	4.375	11/06/2020	3,446,269
2,747,000	John Deere Capital Corp.	1.700	01/15/2020	2,733,689
1,880,000	John Deere Capital Corp., MTN	2.050	03/10/2020	1,873,735
2,025,000	John Deere Capital Corp., MTN	1.950	06/22/2020	2,014,663
1,953,000	John Deere Capital Corp., MTN	2.375	07/14/2020	1,954,071
2,395,000	Roper Technologies, Inc.	3.000	12/15/2020	2,408,943

				14,431,370

	Media— 2.4%
8,624,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.579	07/23/2020	8,697,689
5,950,000	Comcast Corp.	5.150	03/01/2020	6,063,142
3,701,000	Discovery Communications LLC	5.050	06/01/2020	3,787,475
8,590,000	NBCUniversal Media LLC	5.150	04/30/2020	8,786,651
6,198,000	Time Warner Cable LLC	5.000	02/01/2020	6,276,353
2,578,000	TWDC Enterprises 18 Corp., GMTN(a)	1.950	03/04/2020	2,568,775
3,717,000	TWDC Enterprises 18 Corp., MTN	1.800	06/05/2020	3,698,540
2,914,000	TWDC Enterprises 18 Corp., GMTN	2.150	09/17/2020	2,907,739

				42,786,364

	Metal Fabricate/Hardware— 0.1%
2,331,000	Precision Castparts Corp.	2.250	06/15/2020	2,327,021

	Miscellaneous Manufacturing— 1.1%
2,459,000	3M Co., GMTN(a)	2.000	08/07/2020	2,453,987
4,599,000	General Electric Co., GMTN	5.500	01/08/2020	4,669,948
3,612,000	General Electric Co., GMTN	2.200	01/09/2020	3,600,251
2,347,000	General Electric Co., MTN	5.550	05/04/2020	2,404,170
5,753,000	General Electric Co., MTN	4.375	09/16/2020	5,864,381

				18,992,737

	Oil & Gas— 4.3%
5,693,000	BP Capital Markets PLC (United Kingdom)(a)	2.521	01/15/2020	5,691,607
7,222,000	BP Capital Markets PLC (United Kingdom)	2.315	02/13/2020	7,209,720
7,285,000	Chevron Corp.	1.961	03/03/2020	7,261,206
2,743,000	Chevron Corp.	1.991	03/03/2020	2,735,354
4,278,000	Chevron Corp.	2.427	06/24/2020	4,280,186
5,457,000	Chevron Corp.	2.419	11/17/2020	5,472,433

Schedule of Investments

$1,762,000	EOG Resources, Inc.	2.450%	04/01/2020	$1,759,921
1,977,000	EOG Resources, Inc.	4.400	06/01/2020	2,015,105
2,122,000	EQT Corp.	2.500	10/01/2020	2,111,372
6,246,000	Exxon Mobil Corp.	1.912	03/06/2020	6,226,699
2,590,000	Marathon Oil Corp.	2.700	06/01/2020	2,585,621
2,916,000	Marathon Petroleum Corp.	3.400	12/15/2020	2,941,313
5,462,000	Shell International Finance BV (Netherlands)	4.375	03/25/2020	5,545,082
8,437,000	Shell International Finance BV (Netherlands)	2.125	05/11/2020	8,413,506
5,300,000	Shell International Finance BV (Netherlands)	2.250	11/10/2020	5,293,346
5,422,000	Total Capital S.A. (France)	4.450	06/24/2020	5,518,172

				75,060,643

	Packaging & Containers— 0.1%
2,122,000	Packaging Corp. of America	2.450	12/15/2020	2,115,723

	Pharmaceuticals— 5.1%
16,359,000	AbbVie, Inc.	2.500	05/14/2020	16,320,485
13,888,000	Allergan Funding SCS	3.000	03/12/2020	13,905,668
3,106,000	Allergan, Inc.	3.375	09/15/2020	3,126,293
7,218,000	AstraZeneca PLC (United Kingdom)	2.375	11/16/2020	7,205,846
1,771,000	Cardinal Health, Inc.(a)	4.625	12/15/2020	1,819,393
8,263,000	CVS Health Corp.	3.125	03/09/2020	8,293,688
11,541,000	CVS Health Corp.	2.800	07/20/2020	11,548,391
44,000	Express Scripts Holding Co.	2.600	11/30/2020	43,895
2,722,000	Johnson & Johnson	2.950	09/01/2020	2,747,408
818,000	Johnson & Johnson	1.950	11/10/2020	814,866
3,223,000	Mead Johnson Nutrition Co. (United Kingdom)	3.000	11/15/2020	3,243,780
2,223,000	Medco Health Solutions, Inc.	4.125	09/15/2020	2,263,395
5,743,000	Merck & Co., Inc.	1.850	02/10/2020	5,724,404
1,832,000	Mylan N.V.	3.750	12/15/2020	1,846,622
4,251,000	Novartis Capital Corp. (Switzerland)	1.800	02/14/2020	4,234,018
4,073,000	Novartis Capital Corp. (Switzerland)	4.400	04/24/2020	4,139,877
2,083,000	Zoetis, Inc.	3.450	11/13/2020	2,107,795

				89,385,824

	Pipelines— 2.5%
3,097,000	Columbia Pipeline Group, Inc.	3.300	06/01/2020	3,112,944
2,191,000	Enbridge Energy Partners LP	5.200	03/15/2020	2,234,124
2,302,000	Enbridge Energy Partners LP	4.375	10/15/2020	2,349,449
4,336,000	Energy Transfer Operating LP	4.150	10/01/2020	4,402,653
4,397,000	Enterprise Products Operating LLC	5.250	01/31/2020	4,468,074
4,420,000	Enterprise Products Operating LLC	5.200	09/01/2020	4,560,791
3,065,000	Kinder Morgan Energy Partners LP	6.850	02/15/2020	3,149,687
2,042,000	Kinder Morgan Energy Partners LP	6.500	04/01/2020	2,103,543
2,323,000	Kinder Morgan Energy Partners LP	5.300	09/15/2020	2,396,950
2,075,000	Plains All American Pipeline LP/PAA Finance Corp.	5.750	01/15/2020	2,109,916
4,291,000	TransCanada PipeLines Ltd. (Canada)	3.800	10/01/2020	4,359,506
6,000,000	Williams Cos., Inc. (The)	5.250	03/15/2020	6,117,658
2,540,000	Williams Cos., Inc. (The)	4.125	11/15/2020	2,582,832

				43,948,127

	REITs— 1.9%
2,923,000	American Tower Corp.	2.800	06/01/2020	2,923,516
2,987,000	Boston Properties LP	5.625	11/15/2020	3,098,158
2,420,000	Digital Realty Trust LP	3.400	10/01/2020	2,444,121
3,254,000	Equinix, Inc.	5.375	01/01/2022	3,339,417
4,363,000	Equinix, Inc.	5.375	04/01/2023	4,438,044
2,210,000	Equinix, Inc.	5.750	01/01/2025	2,290,555
2,607,000	ERP Operating LP	4.750	07/15/2020	2,658,065
4,457,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/2020	4,544,357
3,251,000	HCP, Inc.	2.625	02/01/2020	3,247,537
2,139,000	Simon Property Group LP	2.500	09/01/2020	2,140,327
2,224,000	Ventas Realty LP/Ventas Capital Corp.	2.700	04/01/2020	2,224,811

				33,348,908

	Retail— 2.7%
2,044,000	AutoZone, Inc.	4.000	11/15/2020	2,080,866
2,025,000	Costco Wholesale Corp.	1.750	02/15/2020	2,015,954
3,467,000	Home Depot, Inc. (The)	1.800	06/05/2020	3,443,532
2,124,000	Home Depot, Inc. (The)	3.950	09/15/2020	2,163,232
1,838,000	Lowe’s Cos., Inc.(a)	4.625	04/15/2020	1,852,317
2,741,000	McDonald’s Corp., MTN	2.200	05/26/2020	2,730,620
4,277,000	McDonald’s Corp., MTN	2.750	12/09/2020	4,300,074
2,118,000	Nordstrom, Inc.	4.750	05/01/2020	2,155,907
2,177,000	Starbucks Corp.	2.200	11/22/2020	2,166,231
4,080,000	Target Corp.	3.875	07/15/2020	4,145,934

Schedule of Investments

$5,233,000	Walmart, Inc.	2.850%	06/23/2020	$5,259,148
4,890,000	Walmart, Inc.	3.625	07/08/2020	4,964,785
5,557,000	Walmart, Inc.	3.250	10/25/2020	5,624,963
5,440,000	Walmart, Inc.	1.900	12/15/2020	5,413,602

				48,317,165

	Semiconductors— 2.2%
3,035,000	Applied Materials, Inc.	2.625	10/01/2020	3,045,148
11,545,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	2.375	01/15/2020	11,515,316
3,913,000	Intel Corp.(a)	1.850	05/11/2020	3,890,822
7,719,000	Intel Corp.	2.450	07/29/2020	7,722,544
2,102,000	Lam Research Corp.	2.750	03/15/2020	2,103,977
7,554,000	QUALCOMM, Inc.	2.250	05/20/2020	7,531,415
2,042,000	Texas Instruments, Inc.	1.750	05/01/2020	2,030,816

				37,840,038

	Software— 2.8%
3,621,000	Adobe, Inc.	4.750	02/01/2020	3,672,216
6,221,000	Fidelity National Information Services, Inc.	3.625	10/15/2020	6,294,287
3,771,000	Fiserv, Inc.	2.700	06/01/2020	3,775,935
6,300,000	Microsoft Corp.	1.850	02/06/2020	6,279,349
6,300,000	Microsoft Corp.	1.850	02/12/2020	6,275,421
4,473,000	Microsoft Corp.	3.000	10/01/2020	4,524,705
9,779,000	Microsoft Corp.	2.000	11/03/2020	9,755,974
3,959,000	Oracle Corp.	3.875	07/15/2020	4,023,987
5,370,000	VMware, Inc.	2.300	08/21/2020	5,344,638

				49,946,512

	Telecommunications— 2.0%
11,837,000	AT&T, Inc.	2.450	06/30/2020	11,808,242
10,887,000	Cisco Systems, Inc.	4.450	01/15/2020	11,018,876
6,298,000	Cisco Systems, Inc.	2.450	06/15/2020	6,297,921
5,927,000	Telefonica Emisiones S.A.U. (Spain)	5.134	04/27/2020	6,053,971

				35,179,010

	Transportation— 0.1%
1,893,000	CSX Corp.	3.700	10/30/2020	1,921,624

	Total Corporate Bonds (Cost $1,742,829,852)			1,745,003,970

Number of Shares
	Money Market Funds - 0.0%
618,524	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $618,524)			618,524

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 1,743,448,376)— 99.2%			1,745,622,494

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 1.1%
13,824,644	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(b)(c)			13,824,644
4,606,833	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(b)(c)			4,608,215

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,432,859)			18,432,859

	Total Investments in Securities (Cost $1,761,881,235)— 100.3%			1,764,055,353
	Other assets less liabilities—(0.3)%			(4,467,111)

	Net Assets—100.0%			$1,759,588,242

Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at May 31, 2019.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Schedule of Investments

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2021 Corporate Bond ETF (BSCL)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 99.2%
	Advertising— 0.2%
$2,994,000	WPP Finance 2010 (United Kingdom)	4.750%	11/21/2021	$3,123,754

	Aerospace/Defense— 1.8%
4,637,000	Arconic, Inc.	5.400	04/15/2021	4,751,371
7,521,000	General Dynamics Corp.	3.000	05/11/2021	7,616,501
1,574,000	General Dynamics Corp.	3.875	07/15/2021	1,617,801
2,293,000	L3 Technologies, Inc.	4.950	02/15/2021	2,374,015
3,143,000	Lockheed Martin Corp.	3.350	09/15/2021	3,203,219
2,224,000	Northrop Grumman Corp.	3.500	03/15/2021	2,260,605
3,447,000	United Technologies Corp.	3.350	08/16/2021	3,507,639
2,412,000	United Technologies Corp.	1.950	11/01/2021	2,380,770

				27,711,921

	Agriculture— 0.7%
4,670,000	Altria Group, Inc.	4.750	05/05/2021	4,847,886
1,569,000	Archer-Daniels-Midland Co.	4.479	03/01/2021	1,623,294
2,336,000	Philip Morris International, Inc.	1.875	02/25/2021	2,313,652
1,974,000	Philip Morris International, Inc.	2.900	11/15/2021	1,991,305

				10,776,137

	Airlines— 0.1%
2,210,000	Delta Air Lines, Inc.	3.400	04/19/2021	2,232,416

	Apparel— 0.1%
1,602,000	VF Corp.	3.500	09/01/2021	1,636,370

	Auto Manufacturers— 5.1%
2,742,000	American Honda Finance Corp., GMTN	2.650	02/12/2021	2,754,563
2,486,000	American Honda Finance Corp., MTN	1.650	07/12/2021	2,448,348
3,602,000	American Honda Finance Corp., GMTN	1.700	09/09/2021	3,554,618
4,500,000	Ford Motor Credit Co. LLC	3.200	01/15/2021	4,490,670
4,300,000	Ford Motor Credit Co. LLC	5.750	02/01/2021	4,453,629
6,000,000	Ford Motor Credit Co. LLC	3.336	03/18/2021	5,995,018
3,100,000	Ford Motor Credit Co. LLC	3.470	04/05/2021	3,093,993
7,250,000	Ford Motor Credit Co. LLC	5.875	08/02/2021	7,583,551
3,800,000	Ford Motor Credit Co. LLC	3.813	10/12/2021	3,819,635
5,174,000	General Motors Financial Co., Inc.	4.200	03/01/2021	5,259,168
3,422,000	General Motors Financial Co., Inc.	3.550	04/09/2021	3,451,599
7,149,000	General Motors Financial Co., Inc.	3.200	07/06/2021	7,143,017
4,365,000	General Motors Financial Co., Inc.	4.375	09/25/2021	4,473,421
2,748,000	Toyota Motor Corp. (Japan)	3.183	07/20/2021	2,789,360
2,800,000	Toyota Motor Credit Corp., MTN	4.250	01/11/2021	2,880,341
4,321,000	Toyota Motor Credit Corp., GMTN	1.900	04/08/2021	4,280,757
3,637,000	Toyota Motor Credit Corp., MTN	2.950	04/13/2021	3,675,160
2,298,000	Toyota Motor Credit Corp., MTN(a)	2.750	05/17/2021	2,313,413
3,654,000	Toyota Motor Credit Corp., MTN	3.400	09/15/2021	3,738,261

				78,198,522

	Banks— 37.8%
3,780,000	Bank of America Corp.	5.875	01/05/2021	3,972,919
6,272,000	Bank of America Corp., GMTN	2.625	04/19/2021	6,290,134
5,250,000	Bank of America Corp., MTN	5.000	05/13/2021	5,490,314
7,114,000	Bank of Montreal, MTN (Canada)	1.900	08/27/2021	7,030,881
5,221,000	Bank of Montreal, Series D, MTN (Canada)	3.100	04/13/2021	5,289,771
1,623,000	Bank of New York Mellon Corp. (The), MTN	4.150	02/01/2021	1,666,423
3,560,000	Bank of New York Mellon Corp. (The), MTN	2.500	04/15/2021	3,563,593
4,283,000	Bank of New York Mellon Corp. (The), MTN	2.050	05/03/2021	4,253,190
5,144,000	Bank of New York Mellon Corp. (The)	3.550	09/23/2021	5,255,629
2,724,000	Bank of Nova Scotia (The) (Canada)	4.375	01/13/2021	2,810,565
4,117,000	Bank of Nova Scotia (The) (Canada)	2.800	07/21/2021	4,146,872
3,419,000	Bank of Nova Scotia (The), BKNT (Canada)	2.500	01/08/2021	3,426,942
4,931,000	Bank of Nova Scotia (The), BKNT (Canada)	2.450	03/22/2021	4,938,674
4,570,000	Bank of Nova Scotia (The), BKNT (Canada)	3.125	04/20/2021	4,634,524
7,000,000	Barclays Bank PLC (United Kingdom)	2.650	01/11/2021	6,989,946
5,500,000	Barclays PLC (United Kingdom)	3.250	01/12/2021	5,516,747
4,520,000	Barclays PLC (United Kingdom)	3.200	08/10/2021	4,518,888

Schedule of Investments

$3,422,000	BB&T Corp., MTN	2.150%	02/01/2021	$3,402,222
4,446,000	BB&T Corp., MTN	2.050	05/10/2021	4,402,572
1,936,000	BB&T Corp., MTN	3.200	09/03/2021	1,963,106
10,907,000	BNP Paribas S.A., BKNT, GMTN (France)	5.000	01/15/2021	11,319,818
4,300,000	BPCE S.A., MTN (France)	2.750	12/02/2021	4,319,801
2,750,000	BPCE S.A., BKNT (France)	2.650	02/03/2021	2,755,368
3,250,000	Branch Banking & Trust Co., BKNT	2.850	04/01/2021	3,267,536
2,642,000	Canadian Imperial Bank of Commerce (Canada)	2.700	02/02/2021	2,652,112
4,250,000	Capital One N.A., BKNT	2.950	07/23/2021	4,280,405
3,500,000	Capital One N.A., BKNT	2.250	09/13/2021	3,466,444
4,550,000	Citibank N.A., BKNT	2.850	02/12/2021	4,573,211
6,300,000	Citibank N.A., BKNT	3.400	07/23/2021	6,411,600
9,159,000	Citigroup, Inc.	2.700	03/30/2021	9,168,787
6,607,000	Citigroup, Inc.	2.350	08/02/2021	6,572,767
9,381,000	Citigroup, Inc.	2.900	12/08/2021	9,416,350
3,500,000	Citizens Bank N.A., BKNT, MTN	2.550	05/13/2021	3,487,910
2,750,000	Compass Bank	3.500	06/11/2021	2,787,094
5,293,000	Cooperatieve Rabobank UA (Netherlands)	4.500	01/11/2021	5,469,423
8,050,000	Cooperatieve Rabobank UA, GMTN (Netherlands)	2.500	01/19/2021	8,049,077
3,500,000	Cooperatieve Rabobank UA (Netherlands)	3.125	04/26/2021	3,539,846
7,080,000	Credit Suisse AG (Switzerland)	3.000	10/29/2021	7,131,708
3,000,000	Deutsche Bank AG, GMTN (Germany)	3.125	01/13/2021	2,965,502
4,904,000	Deutsche Bank AG (Germany)	3.150	01/22/2021	4,845,301
3,772,000	Deutsche Bank AG, GMTN (Germany)	3.375	05/12/2021	3,731,336
12,792,000	Deutsche Bank AG (Germany)	4.250	10/14/2021	12,880,868
2,850,000	Discover Bank, BKNT	3.200	08/09/2021	2,878,839
4,350,000	Fifth Third Bank, BKNT	2.250	06/14/2021	4,329,960
3,100,000	Fifth Third Bank, BKNT	3.350	07/26/2021	3,158,842
3,027,000	Fifth Third Bank, BKNT	2.875	10/01/2021	3,052,533
4,010,000	Goldman Sachs Group, Inc. (The)	2.875	02/25/2021	4,027,484
5,599,000	Goldman Sachs Group, Inc. (The)	2.625	04/25/2021	5,598,695
13,158,000	Goldman Sachs Group, Inc. (The)	5.250	07/27/2021	13,853,004
7,756,000	Goldman Sachs Group, Inc. (The)	2.350	11/15/2021	7,682,091
10,400,000	HSBC Holdings PLC (United Kingdom)	3.400	03/08/2021	10,524,129
8,943,000	HSBC Holdings PLC (United Kingdom)	5.100	04/05/2021	9,315,791
9,000,000	HSBC Holdings PLC (United Kingdom)	2.950	05/25/2021	9,039,928
3,577,000	Huntington Bancshares, Inc.	3.150	03/14/2021	3,610,245
2,750,000	Huntington National Bank (The)	3.250	05/14/2021	2,781,849
8,923,000	JPMorgan Chase & Co.	2.550	03/01/2021	8,911,762
7,262,000	JPMorgan Chase & Co.	4.625	05/10/2021	7,549,138
5,109,000	JPMorgan Chase & Co.	2.400	06/07/2021	5,096,425
10,401,000	JPMorgan Chase & Co.	4.350	08/15/2021	10,791,876
8,901,000	JPMorgan Chase & Co., GMTN	2.295	08/15/2021	8,858,128
2,750,000	KeyBank N.A.	3.350	06/15/2021	2,795,864
3,200,000	KeyBank N.A., BKNT	2.500	11/22/2021	3,205,973
3,484,000	KeyCorp, MTN	5.100	03/24/2021	3,636,663
3,940,000	Lloyds Bank PLC (United Kingdom)	6.375	01/21/2021	4,174,760
3,700,000	Lloyds Banking Group PLC (United Kingdom)	3.100	07/06/2021	3,719,308
3,250,000	Manufacturers & Traders Trust Co., BKNT	2.625	01/25/2021	3,255,955
8,071,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.950	03/01/2021	8,121,528
2,688,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.535	07/26/2021	2,740,246
4,900,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.190	09/13/2021	4,855,132
4,400,000	Mizuho Financial Group, Inc. (Japan)	2.273	09/13/2021	4,365,428
9,599,000	Morgan Stanley	5.750	01/25/2021	10,069,050
8,448,000	Morgan Stanley, GMTN	2.500	04/21/2021	8,429,671
8,441,000	Morgan Stanley, GMTN	5.500	07/28/2021	8,932,776
11,647,000	Morgan Stanley, MTN	2.625	11/17/2021	11,627,913
1,880,000	Northern Trust Corp.	3.375	08/23/2021	1,927,534
3,200,000	PNC Bank N.A., BKNT	2.500	01/22/2021	3,199,788
4,400,000	PNC Bank N.A., BKNT	2.150	04/29/2021	4,372,282
2,900,000	PNC Bank N.A., BKNT	2.550	12/09/2021	2,900,160
3,250,000	Regions Bank	2.750	04/01/2021	3,250,085
3,961,000	Regions Financial Corp.	3.200	02/08/2021	3,991,220
4,270,000	Royal Bank of Canada, GMTN (Canada)	2.500	01/19/2021	4,283,669
5,512,000	Royal Bank of Canada, GMTN (Canada)	3.200	04/30/2021	5,597,940
3,607,000	Santander UK Group Holdings PLC, GMTN (United Kingdom)	3.125	01/08/2021	3,616,209
5,100,000	Santander UK Group Holdings PLC (United Kingdom)	2.875	08/05/2021	5,080,630
3,100,000	Santander UK PLC (United Kingdom)	2.500	01/05/2021	3,087,646
4,050,000	Skandinaviska Enskilda Banken AB (Sweden)	2.625	03/15/2021	4,056,056
3,310,000	Skandinaviska Enskilda Banken AB (Sweden)	1.875	09/13/2021	3,250,837
2,172,000	State Street Corp.	4.375	03/07/2021	2,246,751
2,408,000	State Street Corp.	1.950	05/19/2021	2,390,161

Schedule of Investments

$5,937,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.934%	03/09/2021	$5,974,725
5,575,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.058	07/14/2021	5,511,395
5,205,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.442	10/19/2021	5,184,713
3,368,000	SunTrust Banks, Inc.	2.900	03/03/2021	3,389,791
5,000,000	Svenska Handelsbanken AB, BKNT, MTN (Sweden)	2.450	03/30/2021	4,997,618
4,500,000	Svenska Handelsbanken AB, BKNT, MTN (Sweden)	3.350	05/24/2021	4,576,754
3,500,000	Svenska Handelsbanken AB, BKNT, MTN (Sweden)	1.875	09/07/2021	3,455,320
3,350,000	Synchrony Bank, BKNT	3.650	05/24/2021	3,394,884
3,642,000	Toronto-Dominion Bank (The), GMTN (Canada)	2.550	01/25/2021	3,652,578
5,851,000	Toronto-Dominion Bank (The), GMTN (Canada)	2.125	04/07/2021	5,825,493
3,553,000	Toronto-Dominion Bank (The), GMTN (Canada)	3.250	06/11/2021	3,613,398
5,009,000	Toronto-Dominion Bank (The), GMTN (Canada)(a)	1.800	07/13/2021	4,946,182
5,252,000	U.S. Bancorp, MTN	2.350	01/29/2021	5,252,324
3,516,000	U.S. Bancorp, MTN	4.125	05/24/2021	3,628,000
3,500,000	U.S. Bank N.A., BKNT	3.150	04/26/2021	3,546,907
5,276,000	Wells Fargo & Co., MTN	3.000	01/22/2021	5,317,577
10,098,000	Wells Fargo & Co.	2.500	03/04/2021	10,081,098
9,131,000	Wells Fargo & Co., GMTN	4.600	04/01/2021	9,446,866
10,448,000	Wells Fargo & Co.	2.100	07/26/2021	10,340,438
8,700,000	Wells Fargo Bank N.A., BKNT	2.600	01/15/2021	8,717,268
2,750,000	Zions Bancorp N.A.	3.500	08/27/2021	2,795,200

				580,546,659

	Beverages— 2.9%
22,622,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.650	02/01/2021	22,659,952
10,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.375	02/15/2021	10,281
4,836,000	Coca-Cola Co. (The)	3.300	09/01/2021	4,943,876
3,218,000	Coca-Cola Co. (The)	1.550	09/01/2021	3,170,394
1,630,000	Constellation Brands, Inc.	3.750	05/01/2021	1,660,134
3,205,000	Molson Coors Brewing Co.	2.100	07/15/2021	3,166,786
3,606,000	PepsiCo, Inc.	2.000	04/15/2021	3,592,369
2,567,000	PepsiCo, Inc.	3.000	08/25/2021	2,612,043
2,704,000	PepsiCo, Inc.	1.700	10/06/2021	2,669,105

				44,484,940

	Biotechnology— 1.5%
3,756,000	Amgen, Inc.	4.100	06/15/2021	3,852,424
2,427,000	Amgen, Inc.	1.850	08/19/2021	2,386,320
6,029,000	Amgen, Inc.	3.875	11/15/2021	6,189,145
1,662,000	Celgene Corp.	2.875	02/19/2021	1,673,512
1,280,000	Celgene Corp.	2.250	08/15/2021	1,272,204
2,968,000	Gilead Sciences, Inc.	4.500	04/01/2021	3,066,134
3,773,000	Gilead Sciences, Inc.	4.400	12/01/2021	3,926,590

				22,366,329

	Chemicals— 0.8%
4,475,000	Dow Chemical Co. (The)	4.125	11/15/2021	4,618,091
3,700,000	Lyondellbasell Industries N.V.	6.000	11/15/2021	3,953,092
1,662,000	Praxair, Inc.	4.050	03/15/2021	1,713,315
1,526,000	Praxair, Inc.	3.000	09/01/2021	1,549,161

				11,833,659

	Commercial Services— 0.6%
3,269,000	Ecolab, Inc.	4.350	12/08/2021	3,420,050
1,618,000	Equifax, Inc.	2.300	06/01/2021	1,600,600
1,940,000	Moody’s Corp.	2.750	12/15/2021	1,949,436
2,688,000	Total System Services, Inc.	3.800	04/01/2021	2,730,321

				9,700,407

	Computers— 3.3%
10,632,000	Apple, Inc.	2.250	02/23/2021	10,632,604
10,702,000	Apple, Inc.	2.850	05/06/2021	10,811,079
4,462,000	Apple, Inc.	1.550	08/04/2021	4,396,112
3,286,000	HP, Inc.	4.300	06/01/2021	3,390,288
2,771,000	HP, Inc.(a)	4.375	09/15/2021	2,874,345
3,833,000	HP, Inc.(a)	4.650	12/09/2021	4,014,732
2,800,000	IBM Credit LLC	1.800	01/20/2021	2,772,412
3,300,000	IBM Credit LLC	2.650	02/05/2021	3,310,612
3,000,000	International Business Machines Corp.	2.250	02/19/2021	2,991,491
2,900,000	International Business Machines Corp.	2.900	11/01/2021	2,924,365
1,706,000	NetApp, Inc.	3.375	06/15/2021	1,726,629

				49,844,669

	Cosmetics/Personal Care— 0.7%
1,745,000	Procter & Gamble Co. (The)	1.850	02/02/2021	1,735,355
2,499,000	Procter & Gamble Co. (The)(a)	1.700	11/03/2021	2,468,608
2,900,000	Unilever Capital Corp. (United Kingdom)	4.250	02/10/2021	2,989,990

Schedule of Investments

$2,901,000	Unilever Capital Corp. (United Kingdom)	1.375%	07/28/2021	$2,841,430

				10,035,383

	Diversified Financial Services— 3.2%
3,500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.500	05/15/2021	3,595,630
2,677,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	5.000	10/01/2021	2,790,182
2,149,000	Air Lease Corp.	2.500	03/01/2021	2,141,895
1,580,000	Air Lease Corp.	3.875	04/01/2021	1,607,767
1,768,000	Air Lease Corp.	3.375	06/01/2021	1,785,029
2,134,000	Aircastle Ltd.	5.125	03/15/2021	2,204,368
4,187,000	American Express Co.	3.375	05/17/2021	4,245,939
5,987,000	American Express Credit Corp., MTN	2.250	05/05/2021	5,954,063
2,666,000	BlackRock, Inc.	4.250	05/24/2021	2,767,940
4,707,000	Capital One Financial Corp.	3.450	04/30/2021	4,773,241
4,292,000	Capital One Financial Corp.	4.750	07/15/2021	4,481,795
2,193,000	Charles Schwab Corp. (The)	3.250	05/21/2021	2,228,145
1,820,000	HSBC Finance Corp.	6.676	01/15/2021	1,916,076
1,419,000	International Lease Finance Corp.	4.625	04/15/2021	1,459,214
2,658,000	Jefferies Group LLC	6.875	04/15/2021	2,841,692
1,873,000	Mastercard, Inc.	2.000	11/21/2021	1,857,546
2,714,000	Synchrony Financial	3.750	08/15/2021	2,758,607

				49,409,129

	Electric— 2.0%
1,627,000	Consolidated Edison, Inc.	2.000	05/15/2021	1,614,112
1,564,000	DPL, Inc.	7.250	10/15/2021	1,671,525
1,898,000	Duke Energy Carolinas LLC	3.900	06/15/2021	1,947,153
2,658,000	Duke Energy Corp.	1.800	09/01/2021	2,615,053
1,724,000	Duke Energy Corp.	3.550	09/15/2021	1,756,790
2,122,000	Duke Energy Progress LLC	3.000	09/15/2021	2,155,218
2,655,000	Emera US Finance LP (Canada)	2.700	06/15/2021	2,646,418
1,809,000	Ohio Power Co., Series M	5.375	10/01/2021	1,928,916
1,837,000	Progress Energy, Inc.	4.400	01/15/2021	1,881,585
2,124,000	PSEG Power LLC	3.000	06/15/2021	2,136,717
1,826,000	Puget Energy, Inc.	6.000	09/01/2021	1,946,776
1,476,000	Southern California Edison Co.	3.875	06/01/2021	1,503,455
5,246,000	Southern Co. (The)	2.350	07/01/2021	5,215,273
2,230,000	WEC Energy Group, Inc.	3.375	06/15/2021	2,266,460

				31,285,451

	Electrical Components & Equipment— 0.1%
2,022,000	Emerson Electric Co.	2.625	12/01/2021	2,030,389

	Electronics— 0.8%
2,730,000	Fortive Corp.	2.350	06/15/2021	2,715,053
2,850,000	Honeywell International, Inc.	4.250	03/01/2021	2,942,997
5,241,000	Honeywell International, Inc.	1.850	11/01/2021	5,177,043
1,126,000	PerkinElmer, Inc.	5.000	11/15/2021	1,175,690

				12,010,783

	Environmental Control— 0.1%
1,947,000	Republic Services, Inc.	5.250	11/15/2021	2,069,717

	Food— 1.2%
2,997,000	Campbell Soup Co.	3.300	03/15/2021	3,024,160
1,203,000	Campbell Soup Co.	4.250	04/15/2021	1,234,691
2,210,000	General Mills, Inc.	3.200	04/16/2021	2,234,939
2,865,000	General Mills, Inc.	3.150	12/15/2021	2,899,445
2,375,000	JM Smucker Co. (The)	3.500	10/15/2021	2,415,663
2,162,000	Kroger Co. (The)	3.300	01/15/2021	2,184,769
1,463,000	Kroger Co. (The)	2.950	11/01/2021	1,472,964
1,536,000	SYSCO Corp.	2.500	07/15/2021	1,535,477
2,139,000	Tyson Foods, Inc.	2.250	08/23/2021	2,120,074

				19,122,182

	Forest Products & Paper— 0.1%
1,142,000	International Paper Co.	7.500	08/15/2021	1,261,972

	Gas— 0.2%
1,993,000	CenterPoint Energy Resources Corp.	4.500	01/15/2021	2,048,403
1,415,000	National Fuel Gas Co.	4.900	12/01/2021	1,468,345

				3,516,748

	Healthcare-Products— 1.7%
10,100,000	Abbott Laboratories	2.900	11/30/2021	10,195,725
3,752,000	Becton, Dickinson and Co.	3.125	11/08/2021	3,785,089
1,919,000	Medtronic, Inc.	4.125	03/15/2021	1,971,755
2,247,000	Stryker Corp.	2.625	03/15/2021	2,244,578

Schedule of Investments

$3,186,000	Thermo Fisher Scientific, Inc.	4.500%	03/01/2021	$3,284,710
3,724,000	Thermo Fisher Scientific, Inc.	3.600	08/15/2021	3,791,636

				25,273,493

	Healthcare-Services— 1.0%
1,666,000	Aetna, Inc.	4.125	06/01/2021	1,706,794
2,507,000	Anthem, Inc.	3.700	08/15/2021	2,556,640
1,684,000	Coventry Health Care, Inc.	5.450	06/15/2021	1,763,689
1,418,000	Quest Diagnostics, Inc.	4.700	04/01/2021	1,467,417
3,017,000	UnitedHealth Group, Inc.	2.125	03/15/2021	3,000,650
1,424,000	UnitedHealth Group, Inc.	3.375	11/15/2021	1,451,221
2,572,000	UnitedHealth Group, Inc.	2.875	12/15/2021	2,598,261

				14,544,672

	Home Builders— 0.1%
1,670,000	Lennar Corp.	4.750	04/01/2021	1,704,999

	Housewares— 0.1%
1,614,000	Tupperware Brands Corp.	4.750	06/01/2021	1,661,966

	Insurance— 1.4%
5,156,000	American International Group, Inc.	3.300	03/01/2021	5,207,597
3,200,000	Berkshire Hathaway Finance Corp.	4.250	01/15/2021	3,299,802
3,108,000	Berkshire Hathaway, Inc.	2.200	03/15/2021	3,109,261
2,018,000	Berkshire Hathaway, Inc.	3.750	08/15/2021	2,085,105
1,419,000	Marsh & McLennan Cos., Inc.	4.800	07/15/2021	1,472,843
2,657,000	MetLife, Inc.	4.750	02/08/2021	2,753,566
1,340,000	Progressive Corp. (The)	3.750	08/23/2021	1,380,304
1,512,000	Willis Towers Watson PLC	5.750	03/15/2021	1,586,249

				20,894,727

	Internet— 0.6%
2,995,000	Alphabet, Inc.	3.625	05/19/2021	3,076,897
3,488,000	Amazon.com, Inc.(a)	3.300	12/05/2021	3,562,176
2,422,000	eBay, Inc.(a)	2.875	08/01/2021	2,433,415

				9,072,488

	Iron/Steel— 0.2%
3,144,000	ArcelorMittal (Luxembourg)	5.500	03/01/2021	3,257,809

	Machinery-Construction & Mining— 0.7%
4,072,000	Caterpillar Financial Services Corp.	1.700	08/09/2021	4,007,544
2,928,000	Caterpillar Financial Services Corp., MTN	3.150	09/07/2021	2,969,822
4,295,000	Caterpillar, Inc.	3.900	05/27/2021	4,428,948

				11,406,314

	Machinery-Diversified— 1.1%
2,150,000	CNH Industrial Capital LLC	4.875	04/01/2021	2,216,005
1,996,000	John Deere Capital Corp., MTN	2.350	01/08/2021	1,996,788
1,796,000	John Deere Capital Corp.	2.550	01/08/2021	1,799,631
1,819,000	John Deere Capital Corp., MTN	2.800	03/04/2021	1,830,901
1,506,000	John Deere Capital Corp., MTN	3.900	07/12/2021	1,549,313
2,296,000	John Deere Capital Corp., MTN	3.125	09/10/2021	2,329,494
1,513,000	John Deere Capital Corp., MTN	3.150	10/15/2021	1,540,357
1,816,000	Roper Technologies, Inc.	2.800	12/15/2021	1,818,614
2,224,000	Xylem, Inc.	4.875	10/01/2021	2,329,349

				17,410,452

	Media— 1.8%
2,135,000	Discovery Communications LLC	4.375	06/15/2021	2,206,060
7,038,000	NBCUniversal Media LLC	4.375	04/01/2021	7,278,226
2,653,000	Time Warner Cable LLC	4.125	02/15/2021	2,701,714
3,593,000	Time Warner Cable LLC	4.000	09/01/2021	3,665,452
2,659,000	TWDC Enterprises 18 Corp., GMTN	2.300	02/12/2021	2,655,573
1,769,000	TWDC Enterprises 18 Corp., MTN	3.750	06/01/2021	1,815,356
2,434,000	TWDC Enterprises 18 Corp.	2.750	08/16/2021	2,455,010
2,119,000	Viacom, Inc.	4.500	03/01/2021	2,181,057
2,050,000	Viacom, Inc.	3.875	12/15/2021	2,097,560

				27,056,008

	Mining— 0.2%
1,528,000	Goldcorp, Inc. (Canada)	3.625	06/09/2021	1,547,672
1,344,000	Kinross Gold Corp. (Canada)	5.125	09/01/2021	1,380,960

				2,928,632

	Miscellaneous Manufacturing— 1.1%
2,410,000	3M Co., MTN	1.625	09/19/2021	2,374,776
4,278,000	General Electric Co., GMTN	4.625	01/07/2021	4,384,118
4,173,000	General Electric Co., GMTN	5.300	02/11/2021	4,327,768

Schedule of Investments

$5,393,000	General Electric Co., GMTN	4.650%	10/17/2021	$5,604,825

				16,691,487

	Office/Business Equipment— 0.0%
102,000	Xerox Corp.	4.500	05/15/2021	103,388

	Oil & Gas— 4.1%
2,272,000	Anadarko Petroleum Corp.	4.850	03/15/2021	2,347,167
3,752,000	BP Capital Markets PLC (United Kingdom)	4.742	03/11/2021	3,902,450
2,282,000	BP Capital Markets PLC (United Kingdom)	2.112	09/16/2021	2,266,064
3,142,000	BP Capital Markets PLC (United Kingdom)	3.561	11/01/2021	3,225,654
1,424,000	Canadian Natural Resources Ltd. (Canada)	3.450	11/15/2021	1,445,429
4,340,000	Chevron Corp.	2.100	05/16/2021	4,329,922
1,737,000	Devon Energy Corp.	4.000	07/15/2021	1,777,553
2,087,000	Encana Corp. (Canada)	3.900	11/15/2021	2,133,552
2,497,000	EOG Resources, Inc.	4.100	02/01/2021	2,563,269
2,680,000	Equities Corp.	4.875	11/15/2021	2,801,666
8,579,000	Exxon Mobil Corp.	2.222	03/01/2021	8,575,217
3,718,000	Marathon Petroleum Corp.	5.125	03/01/2021	3,874,876
3,121,000	Noble Energy, Inc.	4.150	12/15/2021	3,215,028
3,912,000	Occidental Petroleum Corp., Series 1	4.100	02/01/2021	3,992,388
1,754,000	Pioneer Natural Resources Co.	3.450	01/15/2021	1,776,386
5,118,000	Shell International Finance BV (Netherlands)	1.875	05/10/2021	5,072,382
3,107,000	Shell International Finance BV (Netherlands)	1.750	09/12/2021	3,066,123
3,870,000	Total Capital International S.A. (France)	2.750	06/19/2021	3,894,613
1,486,000	Total Capital S.A. (France)	4.125	01/28/2021	1,530,937
1,505,000	Total Capital S.A. (France)	4.250	12/15/2021	1,571,240

				63,361,916

	Oil & Gas Services— 0.3%
1,769,000	Baker Hughes a GE Co. LLC	3.200	08/15/2021	1,790,374
2,244,000	Halliburton Co.	3.250	11/15/2021	2,274,199

				4,064,573

	Pharmaceuticals— 5.4%
6,526,000	AbbVie, Inc.	2.300	05/14/2021	6,491,179
1,517,000	AmerisourceBergen Corp.(a)	3.500	11/15/2021	1,538,970
1,300,000	Bayer US Finance II LLC (Germany)(b)	2.750	07/15/2021	1,294,578
10,350,000	CVS Health Corp.	3.350	03/09/2021	10,456,034
1,929,000	CVS Health Corp.	4.125	05/15/2021	1,975,252
6,481,000	CVS Health Corp.(a)	2.125	06/01/2021	6,406,376
1,527,000	Express Scripts Holding Co.	3.300	02/25/2021	1,539,962
3,956,000	Express Scripts Holding Co.	4.750	11/15/2021	4,148,018
4,403,000	GlaxoSmithKline Capital PLC (United Kingdom)	3.125	05/14/2021	4,460,493
2,628,000	Johnson & Johnson	1.650	03/01/2021	2,596,027
1,585,000	McKesson Corp.(a)	4.750	03/01/2021	1,629,916
3,684,000	Merck & Co., Inc.	3.875	01/15/2021	3,763,154
7,038,000	Mylan N.V.	3.150	06/15/2021	7,003,793
4,503,000	Pfizer, Inc.	1.950	06/03/2021	4,480,236
3,210,000	Pfizer, Inc.	3.000	09/15/2021	3,263,344
3,089,000	Pfizer, Inc.	2.200	12/15/2021	3,085,441
7,280,000	Sanofi (France)	4.000	03/29/2021	7,479,734
10,973,000	Shire Acquisitions Investments Ireland DAC	2.400	09/23/2021	10,885,165

				82,497,672

	Pipelines— 2.1%
1,843,000	Buckeye Partners LP	4.875	02/01/2021	1,877,985
2,251,000	Enbridge Energy Partners LP	4.200	09/15/2021	2,306,411
2,803,000	Energy Transfer Operating LP	4.650	06/01/2021	2,887,947
2,838,000	Enterprise Products Operating LLC	2.800	02/15/2021	2,845,182
1,919,000	Enterprise Products Operating LLC	2.850	04/15/2021	1,927,685
2,518,000	Kinder Morgan Energy Partners LP	3.500	03/01/2021	2,548,728
1,757,000	Kinder Morgan Energy Partners LP	5.000	10/01/2021	1,836,431
1,740,000	Magellan Midstream Partners LP	4.250	02/01/2021	1,782,877
2,131,000	Plains All American Pipeline LP/PAA Finance Corp.	5.000	02/01/2021	2,196,397
6,400,000	Sabine Pass Liquefaction LLC	5.625	02/01/2021	6,640,551
2,207,000	Sunoco Logistics Partners Operations LP(a)	4.400	04/01/2021	2,267,530
1,742,000	Western Midstream Operating LP	5.375	06/01/2021	1,795,358
1,434,000	Williams Cos., Inc. (The)	4.000	11/15/2021	1,474,473

				32,387,555

	REITs— 2.1%
2,836,000	American Tower Corp.	3.300	02/15/2021	2,865,842
2,286,000	American Tower Corp.	3.450	09/15/2021	2,320,797
1,853,000	American Tower Corp.	5.900	11/01/2021	1,986,859
3,565,000	Boston Properties LP	4.125	05/15/2021	3,656,844
3,227,000	Crown Castle International Corp.	3.400	02/15/2021	3,261,230

Schedule of Investments

$2,324,000	Crown Castle International Corp.	2.250%	09/01/2021	$2,305,234
135,000	Equinix, Inc.	5.875	01/15/2026	141,762
2,464,000	ERP Operating LP	4.625	12/15/2021	2,579,576
1,791,000	Kimco Realty Corp.	3.200	05/01/2021	1,806,920
1,829,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	1,855,886
3,239,000	Simon Property Group LP	4.375	03/01/2021	3,328,204
1,913,000	Simon Property Group LP	2.500	07/15/2021	1,913,779
2,740,000	Simon Property Group LP	4.125	12/01/2021	2,829,131
1,727,000	Weyerhaeuser Co.	4.700	03/15/2021	1,778,474

				32,630,538

	Retail— 3.1%
2,222,000	Best Buy Co., Inc.	5.500	03/15/2021	2,314,882
3,713,000	Costco Wholesale Corp.	2.150	05/18/2021	3,714,512
4,516,000	Gap, Inc. (The)(a)	5.950	04/12/2021	4,682,083
4,700,000	Home Depot, Inc. (The)	2.000	04/01/2021	4,673,928
3,551,000	Home Depot, Inc. (The)	4.400	04/01/2021	3,668,222
1,850,000	Lowe’s Cos., Inc.	3.750	04/15/2021	1,891,206
1,873,000	Lowe’s Cos., Inc.	3.800	11/15/2021	1,926,539
1,509,000	Macy’s Retail Holdings, Inc.	3.450	01/15/2021	1,524,029
1,519,000	Nordstrom, Inc.	4.000	10/15/2021	1,558,991
1,906,000	O’Reilly Automotive, Inc.	4.875	01/14/2021	1,966,978
2,772,000	Starbucks Corp.	2.100	02/04/2021	2,747,824
2,790,000	TJX Cos., Inc. (The)	2.750	06/15/2021	2,811,869
4,280,000	Walgreens Boots Alliance, Inc.	3.300	11/18/2021	4,341,345
2,676,000	Walmart, Inc.(a)	4.250	04/15/2021	2,781,019
6,634,000	Walmart, Inc.	3.125	06/23/2021	6,747,580

				47,351,007

	Semiconductors— 1.7%
1,915,000	Applied Materials, Inc.	4.300	06/15/2021	1,991,928
2,729,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	2.200	01/15/2021	2,696,785
1,439,000	Intel Corp.	1.700	05/19/2021	1,423,093
7,245,000	Intel Corp.	3.300	10/01/2021	7,403,631
1,659,000	KLA-Tencor Corp.	4.125	11/01/2021	1,706,584
3,368,000	Lam Research Corp.	2.800	06/15/2021	3,379,789
4,104,000	NVIDIA Corp.	2.200	09/16/2021	4,068,766
1,847,000	Texas Instruments, Inc.	2.750	03/12/2021	1,862,920
1,426,000	Xilinx, Inc.	3.000	03/15/2021	1,436,592

				25,970,088

	Software— 2.6%
2,235,000	Activision Blizzard, Inc.	2.300	09/15/2021	2,220,902
2,360,000	Electronic Arts, Inc.	3.700	03/01/2021	2,404,759
2,538,000	Fidelity National Information Services, Inc.	2.250	08/15/2021	2,519,344
1,839,000	Microsoft Corp.(a)	4.000	02/08/2021	1,896,681
9,993,000	Microsoft Corp.	1.550	08/08/2021	9,850,169
5,584,000	Oracle Corp.	2.800	07/08/2021	5,628,582
15,132,000	Oracle Corp.	1.900	09/15/2021	14,946,182

				39,466,619

	Telecommunications— 3.6%
2,459,000	AT&T, Inc.	4.600	02/15/2021	2,529,028
5,867,000	AT&T, Inc.	2.800	02/17/2021	5,880,511
3,370,000	AT&T, Inc.	4.450	05/15/2021	3,484,440
4,092,000	AT&T, Inc.	3.875	08/15/2021	4,196,479
9,028,000	Cisco Systems, Inc.	2.200	02/28/2021	8,998,554
1,570,000	Cisco Systems, Inc.	2.900	03/04/2021	1,582,200
7,122,000	Cisco Systems, Inc.	1.850	09/20/2021	7,032,620
3,805,000	Orange S.A. (France)	4.125	09/14/2021	3,939,801
3,339,000	Qwest Corp.	6.750	12/01/2021	3,528,338
5,906,000	Telefonica Emisiones S.A.U. (Spain)	5.462	02/16/2021	6,178,068
2,494,000	Verizon Communications, Inc.	3.450	03/15/2021	2,533,769
3,617,000	Verizon Communications, Inc.	4.600	04/01/2021	3,751,766
1,939,000	Vodafone Group PLC (United Kingdom)	4.375	03/16/2021	1,995,823

				55,631,397

	Transportation— 0.9%
1,726,000	Norfolk Southern Corp.	3.250	12/01/2021	1,752,694
1,797,000	Union Pacific Corp.	4.000	02/01/2021	1,838,672
2,502,000	Union Pacific Corp.	3.200	06/08/2021	2,538,725
5,122,000	United Parcel Service, Inc.	3.125	01/15/2021	5,184,317
2,530,000	United Parcel Service, Inc.	2.050	04/01/2021	2,518,577

				13,832,985

	Total Corporate Bonds (Cost $1,513,976,650)			1,522,398,322

Schedule of Investments

Number of Shares
	Money Market Funds - 0.0%
703,837	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $703,837)	$703,837

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 1,514,680,487)— 99.2%	1,523,102,159

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 0.2%
1,854,672	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)	1,854,672
618,039	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)	618,224

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,472,896)	2,472,896

	Total Investments in Securities (Cost $1,517,153,383)— 99.4%	1,525,575,055
	Other assets less liabilities—0.6%	9,786,111

	Net Assets—100.0%	$1,535,361,166

Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at May 31, 2019.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2019 represented less than 1% of the Fund’s Net Assets.

(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2022 Corporate Bond ETF (BSCM)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 99.2%
	Advertising— 0.4%
$3,718,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.625%	05/01/2022	$3,812,749
1,790,000	WPP Finance 2010 (United Kingdom)	3.625	09/07/2022	1,820,872

				5,633,621

	Aerospace/Defense— 2.0%
2,100,000	Arconic, Inc.	5.870	02/23/2022	2,190,205
3,052,000	General Dynamics Corp.	2.250	11/15/2022	3,042,839
4,381,000	Northrop Grumman Corp.	2.550	10/15/2022	4,367,020
3,374,000	Raytheon Co.	2.500	12/15/2022	3,376,292
3,175,000	Rockwell Collins, Inc.	2.800	03/15/2022	3,177,381
1,588,000	United Technologies Corp.	2.300	05/04/2022	1,581,388
7,300,000	United Technologies Corp.	3.100	06/01/2022	7,395,876

				25,131,001

	Agriculture— 1.4%
6,050,000	Altria Group, Inc.	2.850	08/09/2022	6,045,504
1,679,000	Philip Morris International, Inc.	2.625	02/18/2022	1,685,122
2,283,000	Philip Morris International, Inc.	2.375	08/17/2022	2,272,275
2,200,000	Philip Morris International, Inc.	2.500	08/22/2022	2,187,225
2,186,000	Philip Morris International, Inc.	2.500	11/02/2022	2,185,459
3,250,000	Reynolds American, Inc. (United Kingdom)	4.000	06/12/2022	3,343,434

				17,719,019

	Airlines— 0.2%
2,931,000	Delta Air Lines, Inc.	3.625	03/15/2022	2,967,766

	Auto Manufacturers— 2.8%
2,190,000	American Honda Finance Corp., MTN	2.600	11/16/2022	2,195,707
2,600,000	Ford Motor Credit Co. LLC	3.219	01/09/2022	2,568,256
2,600,000	Ford Motor Credit Co. LLC	3.339	03/28/2022	2,582,010
2,800,000	Ford Motor Credit Co. LLC	2.979	08/03/2022	2,737,535
2,900,000	Ford Motor Credit Co. LLC	4.250	09/20/2022	2,938,074
3,977,000	General Motors Financial Co., Inc.	3.450	01/14/2022	3,984,246
3,575,000	General Motors Financial Co., Inc.	3.450	04/10/2022	3,580,787
3,638,000	General Motors Financial Co., Inc.	3.150	06/30/2022	3,611,974
3,877,000	Toyota Motor Credit Corp., MTN	2.600	01/11/2022	3,890,630
3,046,000	Toyota Motor Credit Corp., MTN	3.300	01/12/2022	3,111,936
1,354,000	Toyota Motor Credit Corp., GMTN	2.800	07/13/2022	1,365,399
2,736,000	Toyota Motor Credit Corp., MTN	2.150	09/08/2022	2,710,629

				35,277,183

	Banks— 26.2%
3,400,000	Banco Santander S.A. (Spain)	3.500	04/11/2022	3,447,173
5,096,000	Bank of America Corp.	5.700	01/24/2022	5,495,190
5,946,000	Bank of America Corp., MTN	2.503	10/21/2022	5,919,538
3,267,000	Bank of Montreal, MTN (Canada)	2.350	09/11/2022	3,255,828
3,001,000	Bank of Montreal, MTN (Canada)	2.550	11/06/2022	3,016,285
4,006,000	Bank of New York Mellon Corp. (The), MTN	2.600	02/07/2022	4,017,848
4,705,000	Bank of Nova Scotia (The) (Canada)	2.700	03/07/2022	4,737,848
3,065,000	Bank of Nova Scotia (The), BKNT (Canada)	2.450	09/19/2022	3,072,021
9,150,000	Barclays Bank PLC (United Kingdom)	7.625	11/21/2022	9,933,331
3,056,000	BB&T Corp., MTN	2.750	04/01/2022	3,076,610
3,000,000	Branch Banking & Trust Co.	2.625	01/15/2022	3,015,870
3,344,000	Canadian Imperial Bank of Commerce (Canada)	2.550	06/16/2022	3,346,743
3,100,000	Capital One N.A., BKNT	2.650	08/08/2022	3,099,693
7,779,000	Citigroup, Inc.	4.500	01/14/2022	8,131,231
6,904,000	Citigroup, Inc.	2.750	04/25/2022	6,911,844
2,932,000	Citigroup, Inc.	4.050	07/30/2022	3,035,884
5,965,000	Citigroup, Inc.	2.700	10/27/2022	5,950,872
2,502,000	Citizens Bank N.A., BKNT	2.650	05/26/2022	2,502,211
2,300,000	Compass Bank, BKNT	2.875	06/29/2022	2,303,154
3,000,000	Cooperatieve Rabobank UA (Netherlands)	2.750	01/10/2022	3,016,998
9,270,000	Cooperatieve Rabobank UA, GMTN (Netherlands)	3.875	02/08/2022	9,595,289
5,000,000	Cooperatieve Rabobank UA (Netherlands)	3.950	11/09/2022	5,133,910
3,400,000	Deutsche Bank AG (Germany)	3.300	11/16/2022	3,306,004
1,675,000	Fifth Third Bancorp	3.500	03/15/2022	1,712,151
1,952,000	Fifth Third Bancorp	2.600	06/15/2022	1,951,910

Schedule of Investments

$2,253,000	First Republic Bank	2.500%	06/06/2022	$2,247,989
14,280,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	15,357,211
10,119,000	Goldman Sachs Group, Inc. (The)	3.000	04/26/2022	10,156,766
7,900,000	HSBC Holdings PLC (United Kingdom)	2.650	01/05/2022	7,887,450
2,925,000	HSBC Holdings PLC (United Kingdom)	4.875	01/14/2022	3,087,190
6,003,000	HSBC Holdings PLC (United Kingdom)	4.000	03/30/2022	6,221,337
3,399,000	Huntington Bancshares, Inc.	2.300	01/14/2022	3,374,884
2,802,000	Huntington National Bank (The), BKNT	2.500	08/07/2022	2,799,133
4,500,000	ING Groep N.V. (Netherlands)	3.150	03/29/2022	4,557,204
10,196,000	JPMorgan Chase & Co.	4.500	01/24/2022	10,681,467
9,355,000	JPMorgan Chase & Co.	3.250	09/23/2022	9,531,435
2,450,000	KeyBank N.A., BKNT	2.300	09/14/2022	2,434,483
2,379,000	KeyBank N.A., BKNT	2.400	06/09/2022	2,378,259
4,500,000	Lloyds Banking Group PLC (United Kingdom)	3.000	01/11/2022	4,499,477
2,202,000	Manufacturers & Traders Trust Co., BKNT	2.500	05/18/2022	2,203,068
3,511,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.998	02/22/2022	3,546,204
6,278,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.665	07/25/2022	6,278,897
4,500,000	Mizuho Financial Group, Inc. (Japan)	2.953	02/28/2022	4,535,219
3,250,000	Mizuho Financial Group, Inc. (Japan)	2.601	09/11/2022	3,247,285
10,122,000	Morgan Stanley, GMTN	2.750	05/19/2022	10,121,373
6,209,000	Morgan Stanley, GMTN	4.875	11/01/2022	6,608,070
1,786,000	Northern Trust Corp.	2.375	08/02/2022	1,789,346
4,000,000	PNC Bank N.A., BKNT	2.625	02/17/2022	4,012,878
2,295,000	PNC Bank N.A., BKNT	2.450	07/28/2022	2,300,627
2,950,000	PNC Bank N.A., BKNT	2.700	11/01/2022	2,959,419
2,861,000	PNC Financial Services Group, Inc. (The)	3.300	03/08/2022	2,921,142
1,757,000	PNC Financial Services Group, Inc. (The)(a)	2.854	11/09/2022	1,772,802
3,278,000	Regions Financial Corp.	2.750	08/14/2022	3,281,729
3,910,000	Royal Bank of Canada, GMTN (Canada)	2.750	02/01/2022	3,948,729
7,017,000	Royal Bank of Scotland Group PLC (United Kingdom)	6.125	12/15/2022	7,486,744
4,586,000	Santander Holdings USA, Inc.	3.700	03/28/2022	4,673,348
2,301,000	Skandinaviska Enskilda Banken AB (Sweden)	2.800	03/11/2022	2,312,626
2,535,000	Sumitomo Mitsui Banking Corp. (Japan)	3.200	07/18/2022	2,584,924
2,444,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.846	01/11/2022	2,460,566
6,234,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.784	07/12/2022	6,270,452
4,037,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.778	10/18/2022	4,043,726
3,001,000	SunTrust Bank, BKNT	2.450	08/01/2022	2,989,631
2,841,000	SunTrust Banks, Inc.	2.700	01/27/2022	2,850,279
2,300,000	Synchrony Bank, BKNT	3.000	06/15/2022	2,297,290
2,790,000	U.S. Bancorp, MTN	3.000	03/15/2022	2,828,907
4,214,000	U.S. Bancorp, MTN	2.950	07/15/2022	4,272,025
3,804,000	U.S. Bancorp, Series V, MTN	2.625	01/24/2022	3,823,695
6,300,000	UBS AG (Switzerland)	7.625	08/17/2022	6,966,886
7,563,000	Wells Fargo & Co., GMTN	3.500	03/08/2022	7,731,084
11,813,000	Wells Fargo & Co., MTN	2.625	07/22/2022	11,788,460

				329,107,152

	Beverages— 2.2%
8,698,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	2.500	07/15/2022	8,678,900
1,818,000	Coca-Cola Co. (The)	2.200	05/25/2022	1,816,303
1,684,000	Constellation Brands, Inc.	2.700	05/09/2022	1,684,859
2,198,000	Constellation Brands, Inc.	2.650	11/07/2022	2,196,470
3,235,000	Diageo Investment Corp. (United Kingdom)	2.875	05/11/2022	3,272,621
1,530,000	Molson Coors Brewing Co.	3.500	05/01/2022	1,569,689
3,553,000	PepsiCo, Inc.	2.750	03/05/2022	3,601,093
2,516,000	PepsiCo, Inc.	2.250	05/02/2022	2,517,802
2,267,000	PepsiCo, Inc.	3.100	07/17/2022	2,322,315

				27,660,052

	Biotechnology— 1.8%
1,483,000	Amgen, Inc.	2.700	05/01/2022	1,484,474
4,688,000	Amgen, Inc.	2.650	05/11/2022	4,691,789
2,295,000	Amgen, Inc.	3.625	05/15/2022	2,353,278
2,873,000	Biogen, Inc.	3.625	09/15/2022	2,933,883
3,124,000	Celgene Corp.	3.550	08/15/2022	3,216,348
2,920,000	Celgene Corp.	3.250	08/15/2022	2,985,658
1,787,000	Gilead Sciences, Inc.	1.950	03/01/2022	1,762,850
3,483,000	Gilead Sciences, Inc.	3.250	09/01/2022	3,553,659

				22,981,939

	Building Materials— 0.2%
2,127,000	Owens Corning	4.200	12/15/2022	2,200,874

	Chemicals— 1.4%
1,455,000	Celanese US Holdings LLC	4.625	11/15/2022	1,531,637

Schedule of Investments

$3,476,000	Dow Chemical Co. (The)	3.000%	11/15/2022	$3,501,226
1,946,000	Eastman Chemical Co.	3.600	08/15/2022	1,991,069
1,648,000	Mosaic Co. (The)	3.250	11/15/2022	1,666,403
1,501,000	Praxair, Inc.	2.450	02/15/2022	1,507,670
1,521,000	Praxair, Inc.	2.200	08/15/2022	1,517,216
4,085,000	Sherwin-Williams Co. (The)	2.750	06/01/2022	4,078,129
1,575,000	Syngenta Finance N.V. (Switzerland)	3.125	03/28/2022	1,570,905

				17,364,255

	Commercial Services— 0.9%
1,551,000	Block Financial LLC(b)	5.500	11/01/2022	1,650,194
1,490,000	CommonSpirit Health	2.950	11/01/2022	1,497,692
1,267,000	Ecolab, Inc.	2.375	08/10/2022	1,261,300
1,842,000	Equifax, Inc.	3.300	12/15/2022	1,871,920
1,545,000	Moody’s Corp.	4.500	09/01/2022	1,624,931
3,202,000	RELX Capital, Inc. (United Kingdom)	3.125	10/15/2022	3,236,251

				11,142,288

	Computers— 3.1%
4,643,000	Apple, Inc.	2.500	02/09/2022	4,659,891
3,949,000	Apple, Inc.(b)	2.150	02/09/2022	3,932,775
2,937,000	Apple, Inc.	2.300	05/11/2022	2,936,058
3,961,000	Apple, Inc.	2.700	05/13/2022	4,000,120
3,384,000	Apple, Inc.	2.100	09/12/2022	3,356,522
4,021,000	Hewlett Packard Enterprise Co.	4.400	10/15/2022	4,212,500
1,338,000	HP, Inc.	4.050	09/15/2022	1,388,884
2,301,000	IBM Credit LLC	2.200	09/08/2022	2,270,482
3,100,000	International Business Machines Corp.	2.500	01/27/2022	3,095,713
3,300,000	International Business Machines Corp.	1.875	08/01/2022	3,231,854
2,850,000	International Business Machines Corp.	2.875	11/09/2022	2,871,812
2,494,000	Seagate HDD Cayman	4.250	03/01/2022	2,497,416

				38,454,027

	Cosmetics/Personal Care— 1.1%
1,909,000	Colgate-Palmolive Co., MTN	2.300	05/03/2022	1,916,660
3,350,000	Procter & Gamble Co. (The)	2.300	02/06/2022	3,361,044
3,933,000	Procter & Gamble Co. (The)	2.150	08/11/2022	3,929,744
2,100,000	Unilever Capital Corp. (United Kingdom)	3.000	03/07/2022	2,134,208
2,900,000	Unilever Capital Corp. (United Kingdom)(b)	2.200	05/05/2022	2,889,179

				14,230,835

	Diversified Financial Services— 4.7%
3,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.950	02/01/2022	3,057,527
2,551,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.500	05/26/2022	2,566,204
2,101,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.625	07/01/2022	2,184,269
1,583,000	Air Lease Corp.	3.750	02/01/2022	1,614,980
1,719,000	Air Lease Corp.	2.625	07/01/2022	1,702,564
5,630,000	American Express Co.	2.500	08/01/2022	5,604,626
4,150,000	American Express Co.	2.650	12/02/2022	4,147,969
5,360,000	American Express Credit Corp., MTN	2.700	03/03/2022	5,383,575
3,600,000	BlackRock, Inc.	3.375	06/01/2022	3,706,716
2,776,000	Capital One Financial Corp.	3.050	03/09/2022	2,800,777
2,739,000	CME Group, Inc.	3.000	09/15/2022	2,793,253
1,269,000	Discover Financial Services	3.850	11/21/2022	1,310,175
1,658,000	E*TRADE Financial Corp.	2.950	08/24/2022	1,663,159
1,909,000	International Lease Finance Corp.	8.625	01/15/2022	2,170,124
2,474,000	International Lease Finance Corp.	5.875	08/15/2022	2,675,919
2,301,000	ORIX Corp. (Japan)	2.900	07/18/2022	2,315,326
2,587,000	TD Ameritrade Holding Corp.	2.950	04/01/2022	2,617,137
2,739,000	Visa, Inc.	2.150	09/15/2022	2,726,730
6,895,000	Visa, Inc.	2.800	12/14/2022	7,003,669
1,656,000	Western Union Co. (The)	3.600	03/15/2022	1,686,653

				59,731,352

	Electric— 2.3%
2,150,000	Alabama Power Co., Series 17A	2.450	03/30/2022	2,152,229
1,899,000	CenterPoint Energy, Inc.	2.500	09/01/2022	1,887,411
1,448,000	Duke Energy Corp.	3.050	08/15/2022	1,461,128
1,267,000	Duke Energy Corp.	2.400	08/15/2022	1,260,372
1,373,000	Duke Energy Progress LLC	2.800	05/15/2022	1,386,299
1,768,000	Entergy Corp.	4.000	07/15/2022	1,832,647
2,205,000	Eversource Energy, Series K	2.750	03/15/2022	2,218,277
3,846,000	Exelon Corp.	3.497	06/01/2022	3,917,049
1,727,000	Exelon Generation Co. LLC	3.400	03/15/2022	1,759,724
1,335,000	Exelon Generation Co. LLC	4.250	06/15/2022	1,390,840
1,169,000	FirstEnergy Corp., Series A	2.850	07/15/2022	1,172,846

Schedule of Investments

$1,643,000	ITC Holdings Corp.	2.700%	11/15/2022	$1,638,985
2,366,000	Oncor Electric Delivery Co. LLC	7.000	09/01/2022	2,689,510
1,871,000	Public Service Enterprise Group, Inc.	2.650	11/15/2022	1,867,474
1,875,000	Sempra Energy	2.875	10/01/2022	1,872,997

				28,507,788

	Electronics— 0.5%
1,506,000	Amphenol Corp.	4.000	02/01/2022	1,557,393
1,469,000	Jabil, Inc.	4.700	09/15/2022	1,530,184
1,492,000	Tech Data Corp.	3.700	02/15/2022	1,510,011
1,571,000	Tyco Electronics Group S.A. (Switzerland)	3.500	02/03/2022	1,603,977

				6,201,565

	Environmental Control— 0.4%
2,803,000	Republic Services, Inc.	3.550	06/01/2022	2,871,056
1,652,000	Waste Management, Inc.	2.900	09/15/2022	1,671,876

				4,542,932

	Food— 1.5%
1,768,000	General Mills, Inc.	2.600	10/12/2022	1,769,640
6,041,000	Kraft Heinz Foods Co.	3.500	06/06/2022	6,150,232
3,070,000	Kraft Heinz Foods Co.	3.500	07/15/2022	3,119,524
1,700,000	Kroger Co. (The)	3.400	04/15/2022	1,729,733
2,704,000	McCormick & Co., Inc.	2.700	08/15/2022	2,702,461
3,188,000	Tyson Foods, Inc.	4.500	06/15/2022	3,344,542

				18,816,132

	Forest Products & Paper— 0.2%
2,145,000	International Paper Co.	4.750	02/15/2022	2,259,940

	Gas— 0.1%
1,130,000	NiSource, Inc.(b)	2.650	11/17/2022	1,123,394

	Hand/Machine Tools— 0.2%
2,564,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	2,599,024

	Healthcare-Products— 2.1%
2,451,000	Abbott Laboratories	2.550	03/15/2022	2,452,159
5,537,000	Becton, Dickinson and Co.	2.894	06/06/2022	5,561,992
1,629,000	Boston Scientific Corp.	3.375	05/15/2022	1,663,701
2,188,000	Covidien International Finance S.A.	3.200	06/15/2022	2,236,439
7,960,000	Medtronic, Inc.	3.150	03/15/2022	8,129,213
2,138,000	Medtronic, Inc.	3.125	03/15/2022	2,176,803
2,356,000	Thermo Fisher Scientific, Inc.	3.300	02/15/2022	2,403,700
2,306,000	Zimmer Biomet Holdings, Inc.	3.150	04/01/2022	2,327,616

				26,951,623

	Healthcare-Services— 2.4%
3,160,000	Aetna, Inc.	2.750	11/15/2022	3,158,615
2,709,000	Anthem, Inc.	3.125	05/15/2022	2,735,714
2,599,000	Anthem, Inc.	2.950	12/01/2022	2,610,964
2,163,000	Cigna Holding Co.	4.000	02/15/2022	2,221,232
4,287,000	HCA, Inc.	5.875	03/15/2022	4,588,042
1,688,000	Humana, Inc.	3.150	12/01/2022	1,705,930
1,429,000	Laboratory Corp. of America Holdings	3.200	02/01/2022	1,447,522
1,416,000	Laboratory Corp. of America Holdings	3.750	08/23/2022	1,456,589
3,441,000	UnitedHealth Group, Inc.	2.875	03/15/2022	3,472,309
2,916,000	UnitedHealth Group, Inc.	3.350	07/15/2022	2,988,598
3,246,000	UnitedHealth Group, Inc.	2.375	10/15/2022	3,231,002

				29,616,517

	Home Builders— 0.5%
1,904,000	Lennar Corp.	4.125	01/15/2022	1,919,708
1,870,000	Lennar Corp.	4.750	11/15/2022	1,930,775
2,010,000	NVR, Inc.	3.950	09/15/2022	2,082,900

				5,933,383

	Household Products/Wares— 0.1%
1,703,000	Clorox Co. (The)	3.050	09/15/2022	1,734,260

	Insurance— 1.5%
4,694,000	American International Group, Inc.	4.875	06/01/2022	4,982,136
2,638,000	Berkshire Hathaway Finance Corp.	3.000	05/15/2022	2,690,071
2,244,000	Berkshire Hathaway, Inc.	3.400	01/31/2022	2,313,879
3,459,000	Chubb INA Holdings, Inc.	2.875	11/03/2022	3,503,671
2,538,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/2022	2,709,245
1,280,000	Marsh & McLennan Cos., Inc.	2.750	01/30/2022	1,283,766
1,284,000	MetLife, Inc.	3.048	12/15/2022	1,298,967

				18,781,735

Schedule of Investments

	Internet— 0.7%
$3,965,000	Amazon.com, Inc.	2.500%	11/29/2022	$3,987,009
2,259,000	eBay, Inc.	3.800	03/09/2022	2,318,916
2,934,000	eBay, Inc.	2.600	07/15/2022	2,925,558

				9,231,483

	Investment Companies— 0.1%
1,632,000	Ares Capital Corp.	3.625	01/19/2022	1,640,877

	Iron/Steel— 0.4%
2,736,000	ArcelorMittal (Luxembourg)(b)	6.250	02/25/2022	2,942,931
1,476,000	Nucor Corp.	4.125	09/15/2022	1,548,733

				4,491,664

	Lodging— 0.2%
2,700,000	Marriott International, Inc.	2.300	01/15/2022	2,661,904

	Machinery-Construction & Mining— 0.9%
3,711,000	ABB Finance USA, Inc. (Switzerland)	2.875	05/08/2022	3,746,996
1,770,000	Caterpillar Financial Services Corp., MTN	2.850	06/01/2022	1,790,927
1,842,000	Caterpillar Financial Services Corp., MTN	2.400	06/06/2022	1,839,581
1,950,000	Caterpillar Financial Services Corp., MTN	2.550	11/29/2022	1,958,068
1,630,000	Caterpillar, Inc.	2.600	06/26/2022	1,638,949

				10,974,521

	Machinery-Diversified— 1.0%
1,764,000	CNH Industrial Capital LLC	4.375	04/05/2022	1,811,275
3,118,000	Deere & Co.	2.600	06/08/2022	3,121,917
1,368,000	Flowserve Corp.	3.500	09/15/2022	1,385,711
1,857,000	John Deere Capital Corp., MTN	2.650	01/06/2022	1,867,482
1,447,000	John Deere Capital Corp., MTN	2.750	03/15/2022	1,459,263
1,655,000	John Deere Capital Corp., MTN	2.150	09/08/2022	1,641,563
1,849,000	Roper Technologies, Inc.	3.125	11/15/2022	1,874,105

				13,161,316

	Media— 2.5%
2,472,000	CBS Corp.	3.375	03/01/2022	2,516,264
9,438,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.464	07/23/2022	9,785,132
3,227,000	Comcast Cable Communications Holdings, Inc.	9.455	11/15/2022	3,963,992
2,131,000	Comcast Corp.	1.625	01/15/2022	2,085,107
3,220,000	Comcast Corp.	3.125	07/15/2022	3,276,241
1,684,000	Discovery Communications LLC	3.300	05/15/2022	1,706,109
1,710,000	TWDC Enterprises 18 Corp., MTN	2.450	03/04/2022	1,714,224
3,420,000	TWDC Enterprises 18 Corp., GMTN	2.350	12/01/2022	3,410,986
1,695,000	Warner Media LLC	4.000	01/15/2022	1,750,862
1,841,000	Warner Media LLC	3.400	06/15/2022	1,876,488

				32,085,405

	Mining— 0.3%
3,236,000	Newmont Goldcorp Corp.	3.500	03/15/2022	3,286,744

	Miscellaneous Manufacturing— 1.7%
1,723,000	3M Co., GMTN(b)	2.000	06/26/2022	1,712,251
4,828,000	Eaton Corp.	2.750	11/02/2022	4,839,647
4,472,000	General Electric Co., GMTN	3.150	09/07/2022	4,498,524
9,901,000	General Electric Co.	2.700	10/09/2022	9,799,310

				20,849,732

	Oil & Gas— 5.4%
3,761,000	Antero Resources Corp.	5.125	12/01/2022	3,728,091
2,096,000	Apache Corp.	3.250	04/15/2022	2,112,214
3,004,000	BP Capital Markets PLC (United Kingdom)	3.062	03/17/2022	3,047,396
3,314,000	BP Capital Markets PLC (United Kingdom)	2.500	11/06/2022	3,330,817
1,947,000	Cenovus Energy, Inc. (Canada)	3.000	08/15/2022	1,940,837
2,637,000	Chevron Corp.	2.411	03/03/2022	2,639,330
2,176,000	Chevron Corp.	2.498	03/03/2022	2,183,598
6,627,000	Chevron Corp.	2.355	12/05/2022	6,621,648
5,111,000	Continental Resources, Inc.	5.000	09/15/2022	5,153,473
3,190,000	Devon Energy Corp.	3.250	05/15/2022	3,228,325
2,512,000	Equities Corp.	3.000	10/01/2022	2,484,876
3,749,000	Exxon Mobil Corp.	2.397	03/06/2022	3,759,895
1,466,000	Husky Energy, Inc. (Canada)	3.950	04/15/2022	1,499,206
2,737,000	Marathon Oil Corp.	2.800	11/01/2022	2,712,457
1,227,000	Murphy Oil Corp.	4.000	06/01/2022	1,214,387
1,909,000	Murphy Oil Corp.	4.200	12/01/2022	1,879,037
2,694,000	Newfield Exploration Co.	5.750	01/30/2022	2,880,019
2,354,000	Occidental Petroleum Corp.	3.125	02/15/2022	2,367,025
6,329,000	Phillips 66	4.300	04/01/2022	6,616,401

Schedule of Investments

$2,089,000	Pioneer Natural Resources Co.	3.950%	07/15/2022	$2,162,702
2,875,000	Shell International Finance BV (Netherlands)	2.375	08/21/2022	2,867,689
3,214,000	Total Capital International S.A. (France)	2.875	02/17/2022	3,252,401

				67,681,824

	Oil & Gas Services— 0.7%
3,841,000	Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor, Inc.	2.773	12/15/2022	3,852,818
4,573,000	National Oilwell Varco, Inc.	2.600	12/01/2022	4,506,896

				8,359,714

	Pharmaceuticals— 6.0%
9,686,000	AbbVie, Inc.	2.900	11/06/2022	9,710,528
3,169,000	AbbVie, Inc.	3.200	11/06/2022	3,205,781
5,556,000	Allergan Finance LLC	3.250	10/01/2022	5,561,313
8,876,000	Allergan Funding SCS	3.450	03/15/2022	8,932,855
2,823,000	AstraZeneca PLC (United Kingdom)	2.375	06/12/2022	2,802,707
2,192,000	Bristol-Myers Squibb Co.	2.000	08/01/2022	2,166,705
3,426,000	Cardinal Health, Inc.	2.616	06/15/2022	3,398,669
4,756,000	CVS Health Corp.	3.500	07/20/2022	4,840,334
3,664,000	CVS Health Corp.	2.750	12/01/2022	3,641,539
2,197,000	Eli Lilly & Co.	2.350	05/15/2022	2,197,214
3,212,000	Express Scripts Holding Co.	3.900	02/15/2022	3,305,871
1,643,000	Express Scripts Holding Co.	3.050	11/30/2022	1,656,208
6,229,000	GlaxoSmithKline Capital PLC (United Kingdom)	2.850	05/08/2022	6,289,911
3,279,000	Johnson & Johnson(b)	2.250	03/03/2022	3,288,412
3,960,000	Merck & Co., Inc.	2.350	02/10/2022	3,969,994
2,909,000	Merck & Co., Inc.	2.400	09/15/2022	2,919,848
3,113,000	Novartis Capital Corp. (Switzerland)	2.400	05/17/2022	3,112,747
4,876,000	Novartis Capital Corp. (Switzerland)	2.400	09/21/2022	4,872,692

				75,873,328

	Pipelines— 3.1%
1,643,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	3.500	12/01/2022	1,673,584
2,063,991	Enbridge, Inc. (Canada)	2.900	07/15/2022	2,066,706
2,774,000	Energy Transfer Operating LP	5.200	02/01/2022	2,916,817
2,840,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875	03/01/2022	3,031,440
2,195,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	5.000	10/01/2022	2,316,702
2,023,000	Enterprise Products Operating LLC	4.050	02/15/2022	2,090,756
3,250,000	Kinder Morgan Energy Partners LP	3.950	09/01/2022	3,356,121
2,841,000	ONEOK Partners LP	3.375	10/01/2022	2,884,437
2,224,000	ONEOK, Inc.	4.250	02/01/2022	2,292,461
1,992,000	Plains All American Pipeline LP/PAA Finance Corp.	3.650	06/01/2022	2,023,652
3,000,000	Sabine Pass Liquefaction LLC	6.250	03/15/2022	3,239,565
2,997,000	TransCanada PipeLines Ltd. (Canada)	2.500	08/01/2022	2,969,833
2,285,000	Western Midstream Operating LP	4.000	07/01/2022	2,298,808
4,059,000	Williams Cos., Inc. (The)	3.600	03/15/2022	4,128,819
2,181,000	Williams Cos., Inc. (The)	3.350	08/15/2022	2,214,803

				39,504,504

	REITs— 2.7%
1,584,000	Alexandria Real Estate Equities, Inc.	4.600	04/01/2022	1,666,950
1,899,000	American Tower Corp.	2.250	01/15/2022	1,879,901
2,096,000	American Tower Corp.	4.700	03/15/2022	2,211,682
1,535,000	Brixmor Operating Partnership LP	3.875	08/15/2022	1,569,434
2,579,000	Crown Castle International Corp.	4.875	04/15/2022	2,728,272
1,871,000	Digital Realty Trust LP	3.950	07/01/2022	1,938,424
1,959,000	HCP, Inc.	4.000	12/01/2022	2,035,142
1,579,000	Hospitality Properties Trust	5.000	08/15/2022	1,652,286
1,486,000	Kimco Realty Corp.	3.400	11/01/2022	1,514,444
1,764,000	Public Storage	2.370	09/15/2022	1,760,200
2,840,000	Realty Income Corp.	3.250	10/15/2022	2,892,198
1,588,000	Simon Property Group LP	2.350	01/30/2022	1,582,337
1,696,000	Simon Property Group LP	3.375	03/15/2022	1,731,481
1,838,000	Simon Property Group LP	2.625	06/15/2022	1,841,749
1,653,000	SL Green Operating Partnership LP	3.250	10/15/2022	1,655,617
2,024,000	Ventas Realty LP/Ventas Capital Corp.	4.250	03/01/2022	2,098,031
1,586,000	Ventas Realty LP/Ventas Capital Corp.	3.250	08/15/2022	1,609,712
2,130,000	Welltower, Inc.	5.250	01/15/2022	2,260,456

				34,628,316

	Retail— 2.6%
1,457,000	AutoZone, Inc.	3.700	04/15/2022	1,496,876
1,810,000	Costco Wholesale Corp.(b)	2.250	02/15/2022	1,816,860
2,640,000	Costco Wholesale Corp.	2.300	05/18/2022	2,642,070
4,013,000	Home Depot, Inc. (The)	2.625	06/01/2022	4,044,577
2,464,000	Lowe’s Cos., Inc.	3.120	04/15/2022	2,501,586

Schedule of Investments

$1,823,000	Macy’s Retail Holdings, Inc.	3.875%	01/15/2022	$1,850,702
4,277,000	McDonald’s Corp., MTN	2.625	01/15/2022	4,287,212
2,020,000	Starbucks Corp.(b)	2.700	06/15/2022	2,032,818
3,393,000	Target Corp.	2.900	01/15/2022	3,448,805
3,885,000	Walgreen Co.	3.100	09/15/2022	3,929,221
4,103,000	Walmart, Inc.	2.350	12/15/2022	4,101,648

				32,152,375

	Savings & Loans— 0.1%
1,662,000	People’s United Financial, Inc.	3.650	12/06/2022	1,706,826

	Semiconductors— 2.3%
11,042,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.000	01/15/2022	10,982,644
2,210,000	Intel Corp.	2.350	05/11/2022	2,208,240
3,721,000	Intel Corp.	3.100	07/29/2022	3,812,981
4,728,000	Intel Corp.	2.700	12/15/2022	4,774,231
6,367,000	QUALCOMM, Inc.	3.000	05/20/2022	6,427,414
1,244,000	Texas Instruments, Inc.	1.850	05/15/2022	1,232,581

				29,438,091

	Software— 3.3%
1,704,000	CA, Inc.	3.600	08/15/2022	1,720,306
1,940,000	Fiserv, Inc.	3.500	10/01/2022	1,990,372
5,476,000	Microsoft Corp.	2.400	02/06/2022	5,497,495
5,059,000	Microsoft Corp.	2.375	02/12/2022	5,079,924
3,293,000	Microsoft Corp.	2.650	11/03/2022	3,334,152
2,482,000	Microsoft Corp.	2.125	11/15/2022	2,471,068
8,075,000	Oracle Corp.	2.500	05/15/2022	8,080,901
8,158,000	Oracle Corp.	2.500	10/15/2022	8,155,943
4,613,000	VMware, Inc.	2.950	08/21/2022	4,612,742

				40,942,903

	Telecommunications— 3.6%
4,774,000	AT&T, Inc.	3.000	02/15/2022	4,814,326
3,848,000	AT&T, Inc.	3.200	03/01/2022	3,896,618
3,032,000	AT&T, Inc.	3.800	03/15/2022	3,117,915
5,987,000	AT&T, Inc.	3.000	06/30/2022	6,035,199
3,486,000	AT&T, Inc.	2.625	12/01/2022	3,474,211
1,323,000	Cisco Systems, Inc.	3.000	06/15/2022	1,350,198
2,326,000	Motorola Solutions, Inc.	3.750	05/15/2022	2,391,313
1,682,000	Nokia Oyj (Finland)(b)	3.375	06/12/2022	1,677,795
3,168,000	Telefonaktiebolaget LM Ericsson (Sweden)	4.125	05/15/2022	3,230,948
3,485,000	Verizon Communications, Inc.	2.946	03/15/2022	3,531,408
4,241,000	Verizon Communications, Inc.	3.125	03/16/2022	4,314,352
3,663,000	Verizon Communications, Inc.	2.450	11/01/2022	3,666,244
3,444,000	Vodafone Group PLC (United Kingdom)	2.500	09/26/2022	3,419,269

				44,919,796

	Textiles— 0.2%
2,126,000	Cintas Corp. No. 2	2.900	04/01/2022	2,151,464

	Transportation— 1.2%
1,753,000	Burlington Northern Santa Fe LLC	3.050	03/15/2022	1,781,620
2,077,000	Burlington Northern Santa Fe LLC	3.050	09/01/2022	2,111,244
1,618,000	FedEx Corp.	2.625	08/01/2022	1,619,935
1,882,000	Norfolk Southern Corp.	3.000	04/01/2022	1,908,733
2,165,000	Union Pacific Corp.	4.163	07/15/2022	2,263,878
2,029,000	United Parcel Service, Inc.	2.350	05/16/2022	2,029,927
3,250,000	United Parcel Service, Inc.	2.450	10/01/2022	3,259,971

				14,975,308

	Total Corporate Bonds (Cost $1,234,266,401)			1,247,387,752

Number of Shares
	Money Market Funds - 0.0%
112,696	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $112,696)			112,696

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 1,234,379,097)— 99.2%			1,247,500,448

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 0.3%
2,662,719	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)			2,662,719

Schedule of Investments

887,307	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)	$887,574

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,550,293)	3,550,293

	Total Investments in Securities (Cost $1,237,929,390)— 99.5%	1,251,050,741
	Other assets less liabilities—0.5%	6,755,412

	Net Assets—100.0%	$1,257,806,153

Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specific date.
(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.9%
	Advertising— 0.1%
$1,021,000	Interpublic Group of Cos., Inc. (The)	3.750%	02/15/2023	$1,055,038

	Aerospace/Defense— 1.8%
1,654,000	General Dynamics Corp.	3.375	05/15/2023	1,713,840
1,414,000	General Dynamics Corp.	1.875	08/15/2023	1,383,415
1,787,000	L3 Technologies, Inc.	3.850	06/15/2023	1,859,481
1,220,000	Lockheed Martin Corp.	3.100	01/15/2023	1,245,862
2,254,000	Northrop Grumman Corp.	3.250	08/01/2023	2,307,735
4,860,000	United Technologies Corp.	3.650	08/16/2023	5,043,106

				13,553,439

	Agriculture— 0.7%
1,217,000	Philip Morris International, Inc.	2.625	03/06/2023	1,219,911
1,438,000	Philip Morris International, Inc.	2.125	05/10/2023	1,409,778
1,130,000	Philip Morris International, Inc.	3.600	11/15/2023	1,173,612
1,097,000	Reynolds American, Inc. (United Kingdom)	4.850	09/15/2023	1,164,797

				4,968,098

	Airlines— 0.2%
1,113,000	Delta Air Lines, Inc.	3.800	04/19/2023	1,137,637

	Apparel— 0.1%
1,029,000	NIKE, Inc.	2.250	05/01/2023	1,027,461

	Auto Manufacturers— 3.9%
1,157,000	American Honda Finance Corp., GMTN	3.450	07/14/2023	1,201,636
3,200,000	Fiat Chrysler Automobiles N.V. (United Kingdom)	5.250	04/15/2023	3,332,000
1,800,000	Ford Motor Credit Co. LLC	4.140	02/15/2023	1,795,921
2,000,000	Ford Motor Credit Co. LLC	3.096	05/04/2023	1,924,812
2,600,000	Ford Motor Credit Co. LLC	4.375	08/06/2023	2,615,227
3,150,000	General Motors Co.	4.875	10/02/2023	3,282,463
1,887,000	General Motors Financial Co., Inc.	3.250	01/05/2023	1,868,867
2,544,000	General Motors Financial Co., Inc.	3.700	05/09/2023	2,545,856
1,656,000	General Motors Financial Co., Inc.	4.250	05/15/2023	1,685,143
2,121,000	General Motors Financial Co., Inc.	4.150	06/19/2023	2,144,426
1,626,000	Toyota Motor Corp. (Japan)	3.419	07/20/2023	1,683,096
1,678,000	Toyota Motor Credit Corp., MTN	2.625	01/10/2023	1,683,420
1,436,000	Toyota Motor Credit Corp., GMTN	2.700	01/11/2023	1,443,630
1,187,000	Toyota Motor Credit Corp., MTN	2.250	10/18/2023	1,173,744

				28,380,241

	Banks— 25.4%
2,200,000	Banco Santander S.A. (Spain)	3.125	02/23/2023	2,189,870
2,600,000	Banco Santander S.A. (Spain)	3.848	04/12/2023	2,656,749
9,148,000	Bank of America Corp., GMTN	3.300	01/11/2023	9,317,509
4,369,000	Bank of America Corp., GMTN	4.100	07/24/2023	4,584,197
2,236,000	Bank of New York Mellon Corp. (The), MTN	2.950	01/29/2023	2,264,065
1,774,000	Bank of New York Mellon Corp. (The), MTN	3.500	04/28/2023	1,832,609
1,561,000	Bank of New York Mellon Corp. (The), MTN	3.450	08/11/2023	1,610,291
2,612,000	Bank of New York Mellon Corp. (The), MTN	2.200	08/16/2023	2,570,203
3,200,000	Barclays PLC (United Kingdom)	3.684	01/10/2023	3,209,105
2,433,000	Canadian Imperial Bank of Commerce, BKNT (Canada)	3.500	09/13/2023	2,522,965
2,779,000	Citigroup, Inc.	3.500	05/15/2023	2,832,200
2,112,000	Citigroup, Inc.	3.875	10/25/2023	2,212,232
1,502,000	Citizens Bank N.A.	3.700	03/29/2023	1,552,073
1,746,000	Comerica, Inc.	3.700	07/31/2023	1,814,655
2,400,000	Cooperatieve Rabobank UA (Netherlands)	2.750	01/10/2023	2,403,763
3,800,000	Cooperatieve Rabobank UA (Netherlands)	4.625	12/01/2023	3,999,602
2,300,000	Deutsche Bank AG (Germany)	3.950	02/27/2023	2,270,717
1,650,000	Discover Bank, BKNT	3.350	02/06/2023	1,672,099
2,020,000	Discover Bank, BKNT	4.200	08/08/2023	2,123,990
5,153,000	Goldman Sachs Group, Inc. (The)	3.625	01/22/2023	5,291,032
3,803,000	Goldman Sachs Group, Inc. (The)	3.200	02/23/2023	3,846,991
4,300,000	HSBC Holdings PLC (United Kingdom)	3.600	05/25/2023	4,405,198
1,600,000	Huntington National Bank (The), BKNT	3.550	10/06/2023	1,659,637
3,200,000	JPMorgan Chase & Co.	2.972	01/15/2023	3,222,847

Schedule of Investments

$5,961,000	JPMorgan Chase & Co.	3.200%	01/25/2023	$6,062,012
4,458,000	JPMorgan Chase & Co.	3.375	05/01/2023	4,552,376
4,352,000	JPMorgan Chase & Co.	2.700	05/18/2023	4,341,217
1,500,000	KeyBank N.A.	3.375	03/07/2023	1,546,562
1,157,000	M&T Bank Corp.	3.550	07/26/2023	1,202,531
3,252,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.455	03/02/2023	3,334,242
4,521,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.761	07/26/2023	4,695,012
1,701,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.527	09/13/2023	1,683,216
1,700,000	Mizuho Financial Group, Inc. (Japan)	3.549	03/05/2023	1,748,633
5,463,000	Morgan Stanley, GMTN	3.125	01/23/2023	5,518,157
5,491,000	Morgan Stanley, GMTN	3.750	02/25/2023	5,671,887
4,139,000	Morgan Stanley, MTN	4.100	05/22/2023	4,299,088
1,700,000	PNC Bank N.A.	3.800	07/25/2023	1,770,509
1,600,000	PNC Bank N.A., BKNT	2.950	01/30/2023	1,614,931
1,500,000	PNC Bank N.A., BKNT	3.500	06/08/2023	1,548,589
2,239,000	Regions Financial Corp.	3.800	08/14/2023	2,322,914
2,128,000	Royal Bank of Scotland Group PLC (United Kingdom)	6.100	06/10/2023	2,259,932
6,000,000	Royal Bank of Scotland Group PLC (United Kingdom)	3.875	09/12/2023	6,040,156
4,154,000	Royal Bank of Scotland Group PLC (United Kingdom)	6.000	12/19/2023	4,433,301
2,328,000	Santander Holdings USA, Inc.	3.400	01/18/2023	2,348,320
2,100,000	Santander UK Group Holdings PLC (United Kingdom)	3.571	01/10/2023	2,109,298
2,057,000	State Street Corp.	3.100	05/15/2023	2,092,541
2,088,000	State Street Corp.	3.700	11/20/2023	2,181,271
1,785,000	Sumitomo Mitsui Banking Corp. (Japan)	3.000	01/18/2023	1,805,074
1,850,000	Sumitomo Mitsui Banking Corp. (Japan)	3.950	07/19/2023	1,937,872
3,141,000	Sumitomo Mitsui Financial Group, Inc. (Japan)(a)	3.102	01/17/2023	3,188,278
1,539,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.748	07/19/2023	1,601,588
1,124,000	SunTrust Bank, BKNT	3.000	02/02/2023	1,138,404
1,601,000	SunTrust Bank, BKNT	2.750	05/01/2023	1,603,795
3,489,000	Toronto-Dominion Bank (The), GMTN (Canada)	3.500	07/19/2023	3,625,723
2,500,000	U.S. Bank N.A., BKNT	3.400	07/24/2023	2,586,895
1,600,000	U.S. Bank N.A., BKNT	2.850	01/23/2023	1,619,342
8,380,000	Wells Fargo & Co.	3.069	01/24/2023	8,441,328
3,134,000	Wells Fargo & Co., GMTN	4.125	08/15/2023	3,275,328
4,557,000	Wells Fargo & Co., Series M, GMTN	3.450	02/13/2023	4,635,178
5,800,000	Wells Fargo Bank N.A., BKNT	3.550	08/14/2023	5,975,660

				186,875,759

	Beverages— 3.3%
6,858,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.300	02/01/2023	6,980,888
1,781,000	Coca-Cola Co. (The)(a)	2.500	04/01/2023	1,791,446
3,283,000	Coca-Cola Co. (The)	3.200	11/01/2023	3,401,148
1,426,000	Constellation Brands, Inc.	3.200	02/15/2023	1,446,882
2,210,000	Constellation Brands, Inc.	4.250	05/01/2023	2,325,325
2,875,000	Diageo Capital PLC (United Kingdom)	2.625	04/29/2023	2,887,173
1,501,000	Diageo Capital PLC (United Kingdom)	3.500	09/18/2023	1,554,247
1,144,000	Keurig Dr Pepper, Inc.	3.130	12/15/2023	1,155,611
2,612,000	PepsiCo, Inc.	2.750	03/01/2023	2,644,643

				24,187,363

	Biotechnology— 1.2%
1,656,000	Amgen, Inc.	2.250	08/19/2023	1,621,025
1,698,000	Celgene Corp.	2.750	02/15/2023	1,703,052
2,125,000	Celgene Corp.	3.250	02/20/2023	2,167,688
1,860,000	Celgene Corp.	4.000	08/15/2023	1,950,541
1,545,000	Gilead Sciences, Inc.	2.500	09/01/2023	1,534,502

				8,976,808

	Chemicals— 0.7%
1,691,000	LYB International Finance BV	4.000	07/15/2023	1,756,531
2,008,000	Mosaic Co. (The)	4.250	11/15/2023	2,107,538
998,000	Praxair, Inc.	2.700	02/21/2023	1,006,771

				4,870,840

	Commercial Services— 0.8%
1,332,000	RELX Capital, Inc. (United Kingdom)(a)	3.500	03/16/2023	1,368,714
1,296,000	Total System Services, Inc.	3.750	06/01/2023	1,330,486
1,123,000	Total System Services, Inc.	4.000	06/01/2023	1,164,502
2,204,000	United Rentals North America, Inc.	4.625	07/15/2023	2,250,835

				6,114,537

	Computers— 3.4%
1,662,000	Apple, Inc.	2.400	01/13/2023	1,659,945
3,432,000	Apple, Inc.	2.850	02/23/2023	3,479,465
12,252,000	Apple, Inc.	2.400	05/03/2023	12,234,538
1,900,000	IBM Credit LLC	3.000	02/06/2023	1,916,455

Schedule of Investments

$3,300,000	International Business Machines Corp.	3.375%	08/01/2023	$3,388,163
2,099,000	Seagate HDD Cayman	4.750	06/01/2023	2,151,142

				24,829,708

	Cosmetics/Personal Care— 0.7%
997,000	Colgate-Palmolive Co., MTN	1.950	02/01/2023	988,755
2,196,000	Procter & Gamble Co. (The)	3.100	08/15/2023	2,269,153
1,801,000	Unilever Capital Corp. (United Kingdom)	3.125	03/22/2023	1,837,952

				5,095,860

	Diversified Financial Services— 3.4%
1,602,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.300	01/23/2023	1,597,999
1,601,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.125	07/03/2023	1,650,121
1,345,000	Air Lease Corp.	2.750	01/15/2023	1,328,560
1,010,000	Air Lease Corp.	3.875	07/03/2023	1,032,862
1,673,000	Air Lease Corp.	3.000	09/15/2023	1,661,061
3,365,000	American Express Co.	3.400	02/27/2023	3,447,055
1,776,000	Ameriprise Financial, Inc.	4.000	10/15/2023	1,868,515
3,100,000	Capital One Bank USA N.A.	3.375	02/15/2023	3,128,320
2,677,000	Capital One Financial Corp.	3.200	01/30/2023	2,712,041
1,638,000	Capital One Financial Corp.	3.500	06/15/2023	1,679,915
1,654,000	Charles Schwab Corp. (The)	2.650	01/25/2023	1,659,872
1,718,000	Jefferies Financial Group, Inc.	5.500	10/18/2023	1,823,465
1,406,000	Jefferies Group LLC	5.125	01/20/2023	1,495,206

				25,084,992

	Electric— 3.0%
1,089,000	Black Hills Corp.	4.250	11/30/2023	1,142,334
1,063,000	Delmarva Power & Light Co.	3.500	11/15/2023	1,101,743
1,157,000	DTE Energy Co., Series D	3.700	08/01/2023	1,200,275
1,336,000	Duke Energy Carolinas LLC	3.050	03/15/2023	1,362,604
1,146,000	Duke Energy Carolinas LLC	2.500	03/15/2023	1,148,952
1,863,000	FirstEnergy Corp., Series B	4.250	03/15/2023	1,953,194
1,163,000	Florida Power & Light Co.	2.750	06/01/2023	1,177,205
1,130,000	NextEra Energy Capital Holdings, Inc.	2.800	01/15/2023	1,132,054
1,533,000	PPL Capital Funding, Inc.	3.400	06/01/2023	1,558,791
1,332,000	PSEG Power LLC	3.850	06/01/2023	1,375,864
1,010,000	Public Service Electric & Gas Co., MTN	2.375	05/15/2023	1,008,750
1,010,000	Sempra Energy	2.900	02/01/2023	1,010,965
1,127,000	Sempra Energy	4.050	12/01/2023	1,173,420
1,320,000	Southern California Edison Co., Series C	3.500	10/01/2023	1,347,503
2,773,000	Southern Co. (The)	2.950	07/01/2023	2,787,173
1,710,000	Virginia Electric & Power Co., Series C	2.750	03/15/2023	1,721,845

				22,202,672

	Electrical Components & Equipment— 0.2%
1,241,000	Emerson Electric Co.	2.625	02/15/2023	1,255,439

	Electronics— 0.2%
1,189,000	Agilent Technologies, Inc.	3.875	07/15/2023	1,236,749

	Environmental Control— 0.3%
1,065,000	Republic Services, Inc.	4.750	05/15/2023	1,138,795
1,082,000	Waste Management, Inc.	2.400	05/15/2023	1,073,791

				2,212,586

	Food— 2.2%
2,677,000	Campbell Soup Co.	3.650	03/15/2023	2,731,499
1,925,000	Conagra Brands, Inc.	3.200	01/25/2023	1,945,391
2,103,000	General Mills, Inc.	3.700	10/17/2023	2,175,158
1,311,000	Hershey Co. (The)	3.375	05/15/2023	1,359,255
1,297,000	Kellogg Co.	2.650	12/01/2023	1,297,224
3,596,000	Kraft Heinz Foods Co.(a)	4.000	06/15/2023	3,721,028
1,340,000	Kroger Co. (The)	3.850	08/01/2023	1,391,756
1,787,000	Mondelez International, Inc.	3.625	05/07/2023	1,848,344

				16,469,655

	Gas— 0.2%
1,177,000	National Fuel Gas Co.	3.750	03/01/2023	1,195,411

	Healthcare-Products— 1.0%
2,434,000	Abbott Laboratories	3.400	11/30/2023	2,510,627
1,118,000	Medtronic, Inc.	2.750	04/01/2023	1,131,298
1,750,000	Thermo Fisher Scientific, Inc.	3.150	01/15/2023	1,777,155
2,204,000	Thermo Fisher Scientific, Inc.	3.000	04/15/2023	2,230,520

				7,649,600

	Healthcare-Services— 1.8%
2,797,000	Aetna, Inc.	2.800	06/15/2023	2,780,695

Schedule of Investments

$2,292,000	Anthem, Inc.	3.300%	01/15/2023	$2,327,792
2,789,000	HCA, Inc.	4.750	05/01/2023	2,939,145
1,316,000	UnitedHealth Group, Inc.	2.750	02/15/2023	1,322,807
1,856,000	UnitedHealth Group, Inc.	2.875	03/15/2023	1,874,045
1,649,000	UnitedHealth Group, Inc.	3.500	06/15/2023	1,704,047

				12,948,531

	Housewares— 0.5%
3,770,000	Newell Brands, Inc.	3.850	04/01/2023	3,798,019

	Insurance— 1.8%
1,601,000	Aflac, Inc.	3.625	06/15/2023	1,672,680
1,224,000	Allstate Corp. (The)	3.150	06/15/2023	1,255,956
927,000	Berkshire Hathaway, Inc.	3.000	02/11/2023	947,396
4,338,000	Berkshire Hathaway, Inc.	2.750	03/15/2023	4,380,584
1,115,000	Lincoln National Corp.	4.000	09/01/2023	1,173,693
1,211,000	Loews Corp.	2.625	05/15/2023	1,212,637
2,190,000	MetLife, Inc., Series D	4.368	09/15/2023	2,347,837

				12,990,783

	Internet— 0.9%
2,111,000	Amazon.com, Inc.	2.400	02/22/2023	2,108,172
1,245,000	Booking Holdings, Inc.	2.750	03/15/2023	1,252,959
1,745,000	eBay, Inc.	2.750	01/30/2023	1,741,557
1,677,000	VeriSign, Inc.	4.625	05/01/2023	1,697,459

				6,800,147

	Investment Companies— 0.2%
1,631,000	Ares Capital Corp.	3.500	02/10/2023	1,623,340

	Iron/Steel— 0.4%
1,087,000	Nucor Corp.	4.000	08/01/2023	1,144,154
1,422,000	Reliance Steel & Aluminum Co.	4.500	04/15/2023	1,486,775

				2,630,929

	Machinery-Construction & Mining— 0.3%
1,129,000	Caterpillar Financial Services Corp., MTN	3.450	05/15/2023	1,169,775
1,087,000	Caterpillar Financial Services Corp., MTN	3.750	11/24/2023	1,138,979

				2,308,754

	Machinery-Diversified— 1.1%
1,379,000	CNH Industrial N.V. (United Kingdom)	4.500	08/15/2023	1,426,286
1,141,000	Cummins, Inc.	3.650	10/01/2023	1,193,472
1,112,000	John Deere Capital Corp., GMTN	2.700	01/06/2023	1,118,884
1,113,000	John Deere Capital Corp.	2.800	01/27/2023	1,122,379
2,087,000	John Deere Capital Corp., GMTN	2.800	03/06/2023	2,105,971
1,383,000	Roper Technologies, Inc.	3.650	09/15/2023	1,425,264

				8,392,256

	Media— 2.1%
1,350,000	Comcast Corp.	2.850	01/15/2023	1,361,471
2,309,000	Comcast Corp.	2.750	03/01/2023	2,321,036
2,246,000	Discovery Communications LLC	2.950	03/20/2023	2,246,768
2,360,000	NBCUniversal Media LLC	2.875	01/15/2023	2,387,349
1,235,000	Thomson Reuters Corp. (Canada)	4.300	11/23/2023	1,299,464
2,099,000	Time Warner Entertainment Co. LP	8.375	03/15/2023	2,472,662
2,433,000	Viacom, Inc.	4.250	09/01/2023	2,536,036
779,000	Warner Media LLC	4.050	12/15/2023	817,874

				15,442,660

	Metal Fabricate/Hardware— 0.3%
2,269,000	Precision Castparts Corp.	2.500	01/15/2023	2,266,164

	Miscellaneous Manufacturing— 0.8%
1,443,000	3M Co., MTN	2.250	03/15/2023	1,437,616
3,129,000	General Electric Co., GMTN	3.100	01/09/2023	3,128,390
1,443,000	Ingersoll-Rand Global Holding Co. Ltd.	4.250	06/15/2023	1,519,393

				6,085,399

	Oil & Gas— 4.6%
1,655,000	Antero Resources Corp.(a)	5.625	06/01/2023	1,642,588
799,000	Apache Corp.	2.625	01/15/2023	787,418
1,631,000	BP Capital Markets PLC (United Kingdom)	3.994	09/26/2023	1,716,179
2,245,000	Canadian Natural Resources Ltd. (Canada)	2.950	01/15/2023	2,243,767
1,663,000	Chevron Corp.	2.566	05/16/2023	1,669,157
4,874,000	Chevron Corp.	3.191	06/24/2023	5,009,243
3,196,000	Continental Resources, Inc.	4.500	04/15/2023	3,303,754
2,799,000	EOG Resources, Inc.	2.625	03/15/2023	2,799,473
2,652,000	Exxon Mobil Corp.	2.726	03/01/2023	2,681,138
2,564,000	Occidental Petroleum Corp.	2.700	02/15/2023	2,556,863

Schedule of Investments

$2,257,000	Shell International Finance BV (Netherlands)	2.250%	01/06/2023	$2,236,784
2,506,000	Shell International Finance BV (Netherlands)	3.400	08/12/2023	2,590,632
2,231,000	Total Capital Canada Ltd. (France)	2.750	07/15/2023	2,249,686
2,197,000	Total Capital International S.A. (France)	2.700	01/25/2023	2,208,335

				33,695,017

	Oil & Gas Services— 0.8%
2,461,000	Halliburton Co.	3.500	08/01/2023	2,524,869
3,307,000	Schlumberger Investment S.A.	3.650	12/01/2023	3,439,657

				5,964,526

	Packaging & Containers— 0.2%
1,620,000	Packaging Corp. of America	4.500	11/01/2023	1,719,338

	Pharmaceuticals— 7.3%
2,216,000	AbbVie, Inc.	2.850	05/14/2023	2,208,841
1,904,000	AstraZeneca PLC (United Kingdom)	3.500	08/17/2023	1,960,607
1,292,000	Bristol-Myers Squibb Co.	3.250	11/01/2023	1,327,036
1,135,000	Cardinal Health, Inc.	3.200	03/15/2023	1,143,567
13,245,000	CVS Health Corp.	3.700	03/09/2023	13,529,973
2,832,000	CVS Health Corp.	4.000	12/05/2023	2,929,335
2,157,000	Express Scripts Holding Co.	3.000	07/15/2023	2,163,978
2,582,000	GlaxoSmithKline Capital, Inc. (United Kingdom)	2.800	03/18/2023	2,605,090
2,682,000	GlaxoSmithKline Capital, Inc. (United Kingdom)	3.375	05/15/2023	2,764,155
990,000	Johnson & Johnson	2.050	03/01/2023	983,085
1,686,000	Johnson & Johnson	3.375	12/05/2023	1,768,775
3,716,000	Merck & Co., Inc.	2.800	05/18/2023	3,773,765
1,170,000	Mylan, Inc.	4.200	11/29/2023	1,164,103
2,200,000	Pfizer, Inc.	3.000	06/15/2023	2,250,101
2,345,000	Pfizer, Inc.	3.200	09/15/2023	2,411,885
2,224,000	Sanofi (France)	3.375	06/19/2023	2,297,570
5,616,000	Shire Acquisitions Investments Ireland DAC	2.875	09/23/2023	5,580,020
3,120,000	Zoetis, Inc.	3.250	02/01/2023	3,169,021

				54,030,907

	Pipelines— 4.4%
1,140,000	Buckeye Partners LP	4.150	07/01/2023	1,139,111
1,790,000	Enbridge, Inc. (Canada)	4.000	10/01/2023	1,860,539
1,646,000	Energy Transfer Operating LP	3.600	02/01/2023	1,664,303
1,010,000	Energy Transfer Operating LP, Series 5Y	4.200	09/15/2023	1,044,348
1,309,000	Energy Transfer Partners LP/Regency Energy Finance Corp.	4.500	11/01/2023	1,367,328
2,972,000	Enterprise Products Operating LLC	3.350	03/15/2023	3,022,842
2,246,000	EQM Midstream Partners LP	4.750	07/15/2023	2,292,183
1,353,000	Kinder Morgan Energy Partners LP	3.450	02/15/2023	1,374,235
1,286,000	Kinder Morgan Energy Partners LP	3.500	09/01/2023	1,310,021
2,259,000	Kinder Morgan, Inc.	3.150	01/15/2023	2,269,126
1,010,000	MPLX LP	3.375	03/15/2023	1,021,134
2,611,000	MPLX LP	4.500	07/15/2023	2,741,793
1,229,000	ONEOK, Inc.	7.500	09/01/2023	1,428,164
1,537,000	Plains All American Pipeline LP/PAA Finance Corp.	3.850	10/15/2023	1,574,814
3,200,000	Sabine Pass Liquefaction LLC	5.625	04/15/2023	3,448,853
1,560,000	TransCanada PipeLines Ltd. (Canada)	3.750	10/16/2023	1,613,898
1,826,000	Williams Cos., Inc. (The)	3.700	01/15/2023	1,862,417
1,343,000	Williams Cos., Inc. (The)	4.500	11/15/2023	1,416,838

				32,451,947

	REITs— 4.6%
959,000	Alexandria Real Estate Equities, Inc.	3.900	06/15/2023	1,001,029
2,254,000	American Tower Corp.	3.500	01/31/2023	2,307,994
1,561,000	American Tower Corp.	3.000	06/15/2023	1,567,680
2,222,000	Boston Properties LP	3.850	02/01/2023	2,305,050
1,187,000	Boston Properties LP	3.125	09/01/2023	1,204,878
1,091,000	Brixmor Operating Partnership LP	3.250	09/15/2023	1,091,995
1,938,000	CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849	04/15/2023	1,993,407
3,893,000	Crown Castle International Corp.	5.250	01/15/2023	4,185,875
1,437,000	Crown Castle International Corp.	3.150	07/15/2023	1,442,254
1,075,000	ERP Operating LP	3.000	04/15/2023	1,095,568
1,131,000	GLP Capital LP/GLP Financing II, Inc.	5.375	11/01/2023	1,205,454
1,466,000	HCP, Inc.	4.250	11/15/2023	1,542,468
1,303,000	Hospitality Properties Trust	4.500	06/15/2023	1,347,240
1,639,000	Omega Healthcare Investors, Inc.	4.375	08/01/2023	1,692,473
1,838,000	Prologis LP	4.250	08/15/2023	1,955,858
1,685,000	Realty Income Corp.	4.650	08/01/2023	1,812,582
1,150,000	Simon Property Group LP	2.750	02/01/2023	1,155,676
1,332,000	Simon Property Group LP	2.750	06/01/2023	1,341,366
1,292,000	Welltower, Inc.	3.750	03/15/2023	1,335,068

Schedule of Investments

$1,115,000	Welltower, Inc.	3.950%	09/01/2023	$1,166,563
1,044,000	Weyerhaeuser Co.	4.625	09/15/2023	1,112,728

				33,863,206

	Retail— 4.1%
1,487,000	AutoZone, Inc.	3.125	07/15/2023	1,508,290
1,985,000	Dollar General Corp.	3.250	04/15/2023	2,012,099
2,111,000	Dollar Tree, Inc.	3.700	05/15/2023	2,152,788
2,185,000	Home Depot, Inc. (The)	2.700	04/01/2023	2,207,093
1,126,000	Lowe’s Cos., Inc.	3.875	09/15/2023	1,181,104
1,666,000	Macy’s Retail Holdings, Inc.(a)	2.875	02/15/2023	1,620,504
2,017,000	McDonald’s Corp., GMTN	3.350	04/01/2023	2,076,308
1,626,000	QVC, Inc.	4.375	03/15/2023	1,631,689
2,549,000	Starbucks Corp.	3.100	03/01/2023	2,592,711
1,874,000	Starbucks Corp.	3.850	10/01/2023	1,965,912
1,122,000	TJX Cos., Inc. (The)	2.500	05/15/2023	1,130,571
3,876,000	Walmart, Inc.	2.550	04/11/2023	3,897,321
5,886,000	Walmart, Inc.	3.400	06/26/2023	6,118,212

				30,094,602

	Semiconductors— 1.3%
1,124,000	Analog Devices, Inc.	2.875	06/01/2023	1,131,629
1,163,000	Analog Devices, Inc.	3.125	12/05/2023	1,176,816
2,108,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	2.650	01/15/2023	2,053,614
1,054,000	Maxim Integrated Products, Inc.	3.375	03/15/2023	1,070,881
3,255,000	QUALCOMM, Inc.	2.600	01/30/2023	3,227,026
1,021,000	Texas Instruments, Inc.	2.250	05/01/2023	1,022,724

				9,682,690

	Software— 3.2%
1,859,000	Fidelity National Information Services, Inc.	3.500	04/15/2023	1,904,601
2,118,000	Microsoft Corp.	2.375	05/01/2023	2,122,260
3,213,000	Microsoft Corp.	2.000	08/08/2023	3,172,650
3,256,000	Microsoft Corp.	3.625	12/15/2023	3,417,277
2,672,000	Oracle Corp.	2.625	02/15/2023	2,667,488
2,276,000	Oracle Corp.	3.625	07/15/2023	2,369,593
5,538,000	Oracle Corp.	2.400	09/15/2023	5,486,583
2,228,000	salesforce.com, Inc.	3.250	04/11/2023	2,284,196

				23,424,648

	Telecommunications— 3.9%
4,791,000	AT&T, Inc.	3.600	02/17/2023	4,915,558
1,157,000	Cisco Systems, Inc.	2.600	02/28/2023	1,164,259
1,601,000	Cisco Systems, Inc.	2.200	09/20/2023	1,586,891
1,237,000	Motorola Solutions, Inc.	3.500	03/01/2023	1,257,061
1,128,000	Rogers Communications, Inc. (Canada)	3.000	03/15/2023	1,141,838
2,135,000	Rogers Communications, Inc. (Canada)	4.100	10/01/2023	2,248,379
1,501,000	Telefonica Emisiones S.A.U. (Spain)	4.570	04/27/2023	1,599,466
10,086,000	Verizon Communications, Inc.	5.150	09/15/2023	11,144,762
3,270,000	Vodafone Group PLC (United Kingdom)	2.950	02/19/2023	3,285,494

				28,343,708

	Textiles— 0.2%
1,212,000	Mohawk Industries, Inc.	3.850	02/01/2023	1,257,085

	Transportation— 1.3%
1,612,000	Burlington Northern Santa Fe LLC	3.000	03/15/2023	1,639,292
1,795,000	Burlington Northern Santa Fe LLC	3.850	09/01/2023	1,884,928
944,000	CSX Corp.	3.700	11/01/2023	985,131
1,245,000	Norfolk Southern Corp.	2.903	02/15/2023	1,258,149
1,419,000	Union Pacific Corp.	3.500	06/08/2023	1,464,451
2,246,000	United Parcel Service, Inc.	2.500	04/01/2023	2,246,111

				9,478,062

	Total Corporate Bonds (Cost $715,345,504)			727,672,611

Number of Shares
	Money Market Funds - 0.1%
493,024	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $493,024)			493,024

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 715,838,528)— 99.0%			728,165,635

Schedule of Investments

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 0.2%
1,267,233	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(b)(c)	$1,267,233
422,284	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(b)(c)	422,411

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,689,644)	1,689,644

	Total Investments in Securities (Cost $717,528,172)— 99.2%	729,855,279
	Other assets less liabilities—0.8%	5,901,603

	Net Assets—100.0%	$735,756,882

Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at May 31, 2019.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.8%
	Advertising— 0.9%
$1,302,000	Interpublic Group of Cos., Inc. (The)	4.200%	04/15/2024	$1,375,502
1,592,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.650	11/01/2024	1,640,242
1,433,000	WPP Finance 2010 (United Kingdom)	3.750	09/19/2024	1,461,823

				4,477,567

	Aerospace/Defense— 1.4%
2,621,000	Arconic, Inc.	5.125	10/01/2024	2,665,190
993,000	General Dynamics Corp.	2.375	11/15/2024	988,791
1,834,000	Rockwell Collins, Inc.	3.200	03/15/2024	1,856,669
1,694,000	United Technologies Corp.	2.800	05/04/2024	1,694,274

				7,204,924

	Agriculture— 1.1%
2,469,000	Altria Group, Inc.	4.000	01/31/2024	2,560,553
1,236,000	Bunge Ltd. Finance Corp.	4.350	03/15/2024	1,271,366
1,726,000	Philip Morris International, Inc.	3.250	11/10/2024	1,765,190

				5,597,109

	Auto Manufacturers— 1.9%
1,128,000	American Honda Finance Corp., MTN	2.900	02/16/2024	1,147,000
1,600,000	Ford Motor Credit Co. LLC	3.810	01/09/2024	1,555,667
1,600,000	Ford Motor Credit Co. LLC	3.664	09/08/2024	1,530,406
2,504,000	General Motors Financial Co., Inc.	3.950	04/13/2024	2,493,031
1,468,000	General Motors Financial Co., Inc.	3.500	11/07/2024	1,424,473
1,243,000	Toyota Motor Credit Corp., MTN	2.900	04/17/2024	1,262,924

				9,413,501

	Auto Parts & Equipment— 0.6%
1,499,000	Aptiv Corp.	4.150	03/15/2024	1,553,629
1,453,000	Magna International, Inc. (Canada)	3.625	06/15/2024	1,504,992

				3,058,621

	Banks— 23.3%
5,203,000	Bank of America Corp., MTN	4.125	01/22/2024	5,490,163
4,938,000	Bank of America Corp., MTN	4.000	04/01/2024	5,177,316
6,220,000	Bank of America Corp., MTN	4.200	08/26/2024	6,515,547
955,000	Bank of New York Mellon Corp. (The)	3.400	05/15/2024	985,012
1,091,000	Bank of New York Mellon Corp. (The), MTN	3.250	09/11/2024	1,118,397
1,405,000	Bank of New York Mellon Corp. (The), Series 0012, MTN	3.650	02/04/2024	1,463,697
1,700,000	Barclays Bank PLC, BKNT (United Kingdom)	3.750	05/15/2024	1,748,240
2,500,000	Barclays PLC (United Kingdom)	4.375	09/11/2024	2,512,577
1,976,000	BB&T Corp., MTN	2.850	10/26/2024	1,998,595
2,200,000	BNP Paribas S.A., MTN (France)	4.250	10/15/2024	2,281,372
2,850,000	BPCE S.A. (France)	4.000	04/15/2024	2,987,336
1,298,000	Citigroup, Inc.	3.750	06/16/2024	1,349,076
1,425,000	Citigroup, Inc.	4.000	08/05/2024	1,479,102
6,350,000	Credit Suisse AG, MTN (Switzerland)	3.625	09/09/2024	6,595,735
1,800,000	Deutsche Bank AG, GMTN (Germany)	3.700	05/30/2024	1,746,898
1,556,000	Fifth Third Bancorp	4.300	01/16/2024	1,650,005
6,057,000	Goldman Sachs Group, Inc. (The), GMTN	4.000	03/03/2024	6,310,308
4,747,000	Goldman Sachs Group, Inc. (The), MTN	3.850	07/08/2024	4,910,547
3,950,000	HSBC Holdings PLC (United Kingdom)	4.250	03/14/2024	4,083,311
1,600,000	HSBC USA, Inc.	3.500	06/23/2024	1,643,826
3,186,000	JPMorgan Chase & Co.	3.875	02/01/2024	3,347,688
4,199,000	JPMorgan Chase & Co.	3.625	05/13/2024	4,360,773
6,140,000	JPMorgan Chase & Co.	3.875	09/10/2024	6,383,519
2,100,000	Lloyds Banking Group PLC (United Kingdom)	4.500	11/04/2024	2,147,880
6,460,000	Morgan Stanley, GMTN	3.700	10/23/2024	6,686,696
6,181,000	Morgan Stanley, Series F, GMTN	3.875	04/29/2024	6,449,446
2,055,000	PNC Bank N.A., BKNT	3.300	10/30/2024	2,112,944
1,665,000	PNC Financial Services Group, Inc. (The)	3.900	04/29/2024	1,737,438
4,700,000	Royal Bank of Scotland Group PLC (United Kingdom)	5.125	05/28/2024	4,838,924
2,078,000	Santander UK PLC (United Kingdom)	4.000	03/13/2024	2,171,976
2,253,000	State Street Corp.	3.300	12/16/2024	2,318,572
1,902,000	Sumitomo Mitsui Banking Corp. (Japan)	3.950	01/10/2024	2,001,427
1,753,000	Sumitomo Mitsui Banking Corp., GMTN (Japan)	3.400	07/11/2024	1,808,137
1,474,000	U.S. Bancorp, MTN	3.700	01/30/2024	1,548,246

Schedule of Investments

$1,883,000	U.S. Bancorp, MTN	3.600%	09/11/2024	$1,961,954
1,383,000	Wells Fargo & Co.	4.480	01/16/2024	1,464,719
4,740,000	Wells Fargo & Co., MTN	3.300	09/09/2024	4,830,041

				118,217,440

	Beverages— 1.7%
2,453,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.700	02/01/2024	2,551,421
2,950,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	3.500	01/12/2024	3,036,557
2,650,000	PepsiCo, Inc.	3.600	03/01/2024	2,786,830

				8,374,808

	Biotechnology— 1.7%
3,118,000	Amgen, Inc.	3.625	05/22/2024	3,223,148
1,699,000	Celgene Corp.	3.625	05/15/2024	1,762,229
3,634,000	Gilead Sciences, Inc.	3.700	04/01/2024	3,787,483

				8,772,860

	Chemicals— 1.3%
1,794,000	Dow Chemical Co. (The)	3.500	10/01/2024	1,832,598
2,150,000	LyondellBasell Industries N.V.	5.750	04/15/2024	2,380,119
1,542,000	Nutrien Ltd. (Canada)	3.625	03/15/2024	1,576,252
938,000	Sherwin-Williams Co. (The)	3.125	06/01/2024	947,213

				6,736,182

	Commercial Services— 0.2%
903,000	Moody’s Corp.	4.875	02/15/2024	980,135

	Computers— 3.9%
3,640,000	Apple, Inc.	3.000	02/09/2024	3,711,408
5,466,000	Apple, Inc.	3.450	05/06/2024	5,657,577
3,640,000	Apple, Inc.	2.850	05/11/2024	3,685,182
1,060,000	DXC Technology Co.	4.250	04/15/2024	1,098,806
4,400,000	International Business Machines Corp.	3.625	02/12/2024	4,553,159
1,106,000	Seagate HDD Cayman	4.875	03/01/2024	1,112,790

				19,818,922

	Cosmetics/Personal Care— 0.8%
915,000	Colgate-Palmolive Co., MTN	3.250	03/15/2024	951,562
1,600,000	Unilever Capital Corp. (United Kingdom)	3.250	03/07/2024	1,647,216
1,603,000	Unilever Capital Corp. (United Kingdom)	2.600	05/05/2024	1,606,401

				4,205,179

	Diversified Financial Services— 4.5%
1,089,000	Air Lease Corp.	4.250	09/15/2024	1,134,125
3,515,000	American Express Co.	3.000	10/30/2024	3,535,014
1,190,000	American Express Co.	3.625	12/05/2024	1,236,148
1,154,000	Ameriprise Financial, Inc.	3.700	10/15/2024	1,206,704
2,384,000	BlackRock, Inc.	3.500	03/18/2024	2,495,834
1,572,000	Brookfield Finance, Inc. (Canada)	4.000	04/01/2024	1,629,213
1,599,000	Capital One Financial Corp.	3.750	04/24/2024	1,652,363
1,127,000	Discover Financial Services	3.950	11/06/2024	1,163,907
2,083,000	Mastercard, Inc.	3.375	04/01/2024	2,168,573
1,197,000	Nasdaq, Inc.	4.250	06/01/2024	1,272,656
1,337,000	ORIX Corp. (Japan)	3.250	12/04/2024	1,363,339
1,014,000	Stifel Financial Corp.	4.250	07/18/2024	1,051,419
2,636,000	Synchrony Financial	4.250	08/15/2024	2,692,958

				22,602,253

	Electric— 1.6%
1,121,000	Avangrid, Inc.	3.150	12/01/2024	1,124,371
2,064,000	Duke Energy Corp.	3.750	04/15/2024	2,149,829
1,089,000	Florida Power & Light Co.	3.250	06/01/2024	1,129,494
1,213,000	Interstate Power & Light Co.	3.250	12/01/2024	1,244,079
1,080,000	MidAmerican Energy Co.	3.500	10/15/2024	1,130,806
1,162,000	Sempra Energy	3.550	06/15/2024	1,191,534

				7,970,113

	Electronics— 0.7%
1,113,000	Arrow Electronics, Inc.	3.250	09/08/2024	1,094,557
1,048,000	Ingram Micro, Inc.	5.450	12/15/2024	1,037,926
1,226,000	Keysight Technologies, Inc.	4.550	10/30/2024	1,296,586

				3,429,069

	Engineering & Construction— 0.2%
1,086,000	Fluor Corp.	3.500	12/15/2024	1,100,244

	Food— 1.4%
1,021,000	General Mills, Inc.	3.650	02/15/2024	1,054,274
1,125,000	Kroger Co. (The)	4.000	02/01/2024	1,178,310
1,183,000	McCormick & Co., Inc.	3.150	08/15/2024	1,192,925

Schedule of Investments

$1,191,000	Mondelez International, Inc.	4.000%	02/01/2024	$1,254,496
2,307,000	Tyson Foods, Inc.	3.950	08/15/2024	2,413,572

				7,093,577

	Forest Products & Paper— 0.5%
972,000	Georgia-Pacific LLC	8.000	01/15/2024	1,196,577
1,523,000	International Paper Co.	3.650	06/15/2024	1,578,737

				2,775,314

	Gas— 0.2%
1,153,000	Southern California Gas Co.	3.150	09/15/2024	1,170,338

	Healthcare-Products— 2.3%
3,608,000	Becton, Dickinson and Co.	3.363	06/06/2024	3,662,902
3,051,000	Becton, Dickinson and Co.	3.734	12/15/2024	3,147,304
1,763,000	Medtronic, Inc.	3.625	03/15/2024	1,839,975
1,098,000	Stryker Corp.	3.375	05/15/2024	1,131,640
1,790,000	Thermo Fisher Scientific, Inc.	4.150	02/01/2024	1,896,956

				11,678,777

	Healthcare-Services— 2.3%
1,547,000	Aetna, Inc.	3.500	11/15/2024	1,567,338
1,529,000	Anthem, Inc.	3.500	08/15/2024	1,564,665
2,017,000	Anthem, Inc.	3.350	12/01/2024	2,055,963
3,737,000	HCA, Inc.	5.000	03/15/2024	3,974,035
1,101,000	Humana, Inc.	3.850	10/01/2024	1,135,467
1,122,000	Laboratory Corp. of America Holdings	3.250	09/01/2024	1,131,098

				11,428,566

	Home Builders— 0.2%
1,236,000	Lennar Corp.	4.500	04/30/2024	1,251,450

	Household Products/Wares— 0.2%
1,033,000	Clorox Co. (The)	3.500	12/15/2024	1,074,591

	Housewares— 0.2%
1,140,000	Newell Brands, Inc.	4.000	12/01/2024	1,146,653

	Insurance— 3.3%
1,733,000	Aflac, Inc.	3.625	11/15/2024	1,801,995
1,970,000	American International Group, Inc.	4.125	02/15/2024	2,071,049
1,451,000	Aon PLC	3.500	06/14/2024	1,492,212
1,061,000	Assured Guaranty US Holdings, Inc.	5.000	07/01/2024	1,149,341
1,095,000	Brown & Brown, Inc.	4.200	09/15/2024	1,139,850
1,563,000	Chubb INA Holdings, Inc.	3.350	05/15/2024	1,618,431
1,047,000	CNA Financial Corp.	3.950	05/15/2024	1,088,146
1,101,000	Marsh & McLennan Cos., Inc.	3.500	06/03/2024	1,131,798
2,064,000	MetLife, Inc.	3.600	04/10/2024	2,161,471
1,683,000	Prudential Financial, Inc., MTN	3.500	05/15/2024	1,757,815
1,207,000	Willis North America, Inc.	3.600	05/15/2024	1,233,190

				16,645,298

	Internet— 2.3%
1,917,000	Alphabet, Inc.	3.375	02/25/2024	2,009,899
3,934,000	Amazon.com, Inc.	2.800	08/22/2024	3,992,704
2,774,000	Amazon.com, Inc.	3.800	12/05/2024	2,946,556
1,617,000	eBay, Inc.	3.450	08/01/2024	1,647,414
899,000	Expedia Group, Inc.	4.500	08/15/2024	953,964

				11,550,537

	Machinery-Construction & Mining— 0.7%
1,234,000	Caterpillar Financial Services Corp., GMTN	3.250	12/01/2024	1,272,419
2,219,000	Caterpillar, Inc.	3.400	05/15/2024	2,296,906

				3,569,325

	Machinery-Diversified— 1.0%
1,016,000	CNH Industrial Capital LLC	4.200	01/15/2024	1,033,462
1,054,000	John Deere Capital Corp., MTN	3.350	06/12/2024	1,087,529
1,122,000	John Deere Capital Corp., MTN	2.650	06/24/2024	1,123,172
1,852,000	Wabtec Corp.	4.400	03/15/2024	1,923,968

				5,168,131

	Media— 2.2%
1,171,000	CBS Corp.	3.700	08/15/2024	1,195,313
2,095,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.500	02/01/2024	2,194,614
2,685,000	Comcast Corp.	3.000	02/01/2024	2,721,394
2,286,000	Comcast Corp.	3.600	03/01/2024	2,374,659
1,034,000	Viacom, Inc.	3.875	04/01/2024	1,066,510
$1,524,000	Warner Media LLC	3.550%	06/01/2024	$1,565,848

				11,118,338

Schedule of Investments

	Miscellaneous Manufacturing— 1.3%
$1,423,000	General Electric Co.	3.375%	03/11/2024	$1,440,646
1,152,000	General Electric Co., GMTN	3.450	05/15/2024	1,166,769
1,711,000	Illinois Tool Works, Inc.	3.500	03/01/2024	1,793,513
1,031,000	Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/2024	1,062,842
929,000	Parker-Hannifin Corp., MTN	3.300	11/21/2024	952,257

				6,416,027

	Oil & Gas— 6.6%
2,922,000	BP Capital Markets PLC (United Kingdom)	3.814	02/10/2024	3,055,536
1,465,000	BP Capital Markets PLC (United Kingdom)	3.535	11/04/2024	1,522,406
1,075,000	Canadian Natural Resources Ltd. (Canada)	3.800	04/15/2024	1,106,626
2,165,000	Chevron Corp.	2.895	03/03/2024	2,204,076
1,646,000	Cimarex Energy Co.	4.375	06/01/2024	1,722,444
2,141,000	Continental Resources, Inc.	3.800	06/01/2024	2,152,816
949,000	Diamondback Energy, Inc.	4.750	11/01/2024	969,166
1,879,000	Equinor ASA (Norway)	3.700	03/01/2024	1,976,617
2,068,000	Exxon Mobil Corp.	3.176	03/15/2024	2,133,745
1,716,000	Husky Energy, Inc. (Canada)	4.000	04/15/2024	1,753,286
1,457,000	Kerr-McGee Corp.	6.950	07/01/2024	1,714,401
1,605,000	Marathon Petroleum Corp.	3.625	09/15/2024	1,636,091
1,059,000	Murphy Oil Corp.	6.875	08/15/2024	1,097,784
2,075,000	Newfield Exploration Co.	5.625	07/01/2024	2,271,782
1,409,000	Noble Energy, Inc.	3.900	11/15/2024	1,447,073
1,663,000	Suncor Energy, Inc. (Canada)	3.600	12/01/2024	1,713,169
2,168,000	Total Capital International S.A. (France)	3.700	01/15/2024	2,262,850
2,727,000	Total Capital International S.A. (France)	3.750	04/10/2024	2,870,484

				33,610,352

	Pharmaceuticals— 3.8%
1,881,000	Allergan Funding SCS	3.850	06/15/2024	1,913,472
1,006,000	AmerisourceBergen Corp.	3.400	05/15/2024	1,022,660
1,547,000	Cardinal Health, Inc.	3.079	06/15/2024	1,540,320
1,092,000	CVS Health Corp.	3.375	08/12/2024	1,106,124
2,038,000	Express Scripts Holding Co.	3.500	06/15/2024	2,076,229
2,152,000	McKesson Corp.	3.796	03/15/2024	2,219,844
4,443,000	Novartis Capital Corp. (Switzerland)	3.400	05/06/2024	4,607,339
1,900,000	Perrigo Finance Unlimited Co.	3.900	12/15/2024	1,869,653
1,872,000	Pfizer, Inc.	3.400	05/15/2024	1,956,687
821,000	Wyeth LLC	6.450	02/01/2024	964,119

				19,276,447

	Pipelines— 5.9%
1,236,000	Antero Midstream Partners LP/Antero Midstream Finance Corp.	5.375	09/15/2024	1,226,174
1,213,000	Boardwalk Pipelines LP	4.950	12/15/2024	1,286,835
1,311,000	Enable Midstream Partners LP	3.900	05/15/2024	1,315,332
1,067,000	Enbridge, Inc. (Canada)	3.500	06/10/2024	1,091,744
1,164,000	EnLink Midstream Partners LP	4.400	04/01/2024	1,147,995
1,626,000	Enterprise Products Operating LLC	3.900	02/15/2024	1,695,776
1,113,000	EQM Midstream Partners LP	4.000	08/01/2024	1,093,827
1,484,000	Kinder Morgan Energy Partners LP	4.150	02/01/2024	1,544,458
1,315,000	Kinder Morgan Energy Partners LP	4.300	05/01/2024	1,382,377
1,460,000	Kinder Morgan Energy Partners LP	4.250	09/01/2024	1,528,408
2,409,000	MPLX LP	4.875	12/01/2024	2,581,052
1,547,000	Plains All American Pipeline LP/PAA Finance Corp.	3.600	11/01/2024	1,550,873
4,000,000	Sabine Pass Liquefaction LLC	5.750	05/15/2024	4,394,810
2,090,000	Spectra Energy Partners LP	4.750	03/15/2024	2,249,589
1,066,000	Sunoco Logistics Partners Operations LP	4.250	04/01/2024	1,101,327
2,107,000	Williams Cos., Inc. (The)	4.300	03/04/2024	2,212,640
2,580,000	Williams Cos., Inc. (The)	4.550	06/24/2024	2,737,802

				30,141,019

	REITs— 3.1%
2,027,000	American Tower Corp.	5.000	02/15/2024	2,208,331
1,268,000	Boston Properties LP	3.800	02/01/2024	1,317,651
1,249,000	Brixmor Operating Partnership LP	3.650	06/15/2024	1,261,808
1,411,000	Crown Castle International Corp.	3.200	09/01/2024	1,413,874
1,236,000	CyrusOne LP/CyrusOne Finance Corp.	5.000	03/15/2024	1,247,989
1,756,000	HCP, Inc.	3.875	08/15/2024	1,822,943
947,000	MPT Operating Partnership LP/MPT Finance Corp.	6.375	03/01/2024	988,431
1,424,000	Simon Property Group LP	3.750	02/01/2024	1,485,340
1,882,000	Simon Property Group LP	3.375	10/01/2024	1,938,251
949,000	VEREIT Operating Partnership LP	4.600	02/06/2024	997,574
$1,078,000	WP Carey, Inc.	4.600%	04/01/2024	$1,139,727

				15,821,919

Schedule of Investments

	Retail— 4.0%
$2,366,000	Costco Wholesale Corp.	2.750%	05/18/2024	$2,396,024
2,376,000	Home Depot, Inc. (The)	3.750	02/15/2024	2,506,423
1,158,000	Macy’s Retail Holdings, Inc.(a)	3.625	06/01/2024	1,137,982
913,000	McDonald’s Corp., MTN	3.250	06/10/2024	942,808
1,282,000	QVC, Inc.	4.850	04/01/2024	1,305,872
1,930,000	Target Corp.	3.500	07/01/2024	2,023,651
4,293,000	Walgreens Boots Alliance, Inc.	3.800	11/18/2024	4,399,986
3,229,000	Walmart, Inc.	3.300	04/22/2024	3,333,894
2,056,000	Walmart, Inc.	2.650	12/15/2024	2,069,410

				20,116,050

	Semiconductors— 3.1%
5,226,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625	01/15/2024	5,176,938
2,476,000	Intel Corp.	2.875	05/11/2024	2,509,836
2,700,000	KLA-Tencor Corp.	4.650	11/01/2024	2,894,153
3,236,000	QUALCOMM, Inc.	2.900	05/20/2024	3,238,732
1,756,000	Xilinx, Inc.	2.950	06/01/2024	1,759,672

				15,579,331

	Software— 2.8%
900,000	Fidelity National Information Services, Inc.	3.875	06/05/2024	938,475
4,665,000	Microsoft Corp.	2.875	02/06/2024	4,821,356
4,292,000	Oracle Corp.	3.400	07/08/2024	4,432,023
3,934,000	Oracle Corp.	2.950	11/15/2024	4,001,035

				14,192,889

	Telecommunications— 4.3%
1,449,000	AT&T, Inc.	3.800	03/01/2024	1,503,685
1,971,000	AT&T, Inc.	3.900	03/11/2024	2,054,092
2,418,000	AT&T, Inc.	4.450	04/01/2024	2,580,585
1,938,000	Cisco Systems, Inc.	3.625	03/04/2024	2,045,259
1,170,000	Juniper Networks, Inc.	4.500	03/15/2024	1,240,947
1,267,000	Motorola Solutions, Inc.	4.000	09/01/2024	1,310,760
1,814,000	Verizon Communications, Inc.	4.150	03/15/2024	1,928,067
4,891,000	Verizon Communications, Inc.	3.500	11/01/2024	5,063,783
3,814,000	Vodafone Group PLC (United Kingdom)	3.750	01/16/2024	3,913,054

				21,640,232

	Transportation— 1.3%
1,017,000	Burlington Northern Santa Fe LLC	3.750	04/01/2024	1,067,589
1,651,000	Burlington Northern Santa Fe LLC	3.400	09/01/2024	1,712,441
1,252,000	CSX Corp.	3.400	08/01/2024	1,298,387
1,517,000	FedEx Corp.	4.000	01/15/2024	1,603,623
1,016,000	United Parcel Service, Inc.(a)	2.800	11/15/2024	1,029,428

				6,711,468

	Total Corporate Bonds (Cost $491,650,104)			501,135,556

Number of Shares
	Money Market Funds - 0.4%
1,821,649	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $1,821,649)			1,821,649

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 493,471,753)— 99.2%			502,957,205

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 0.1%
681,668	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(b)(c)			681,668
227,494	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(b)(c)			227,563

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $909,231)			909,231

	Total Investments in Securities (Cost $494,380,984)— 99.3%			503,866,436
	Other assets less liabilities—0.7%			3,448,048

	Net Assets—100.0%			$507,314,484

Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Schedule of Investments

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at May 31, 2019.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.5%
	Aerospace/Defense— 1.8%
$614,000	General Dynamics Corp.	3.500%	05/15/2025	$643,746
563,000	Harris Corp.	3.832	04/27/2025	583,209
698,000	Lockheed Martin Corp.	2.900	03/01/2025	704,623
1,374,000	Northrop Grumman Corp.	2.930	01/15/2025	1,376,562
1,596,000	United Technologies Corp.	3.950	08/16/2025	1,685,388

				4,993,528

	Agriculture— 1.1%
666,000	Philip Morris International, Inc.	3.375	08/11/2025	684,561
2,403,000	Reynolds American, Inc. (United Kingdom)	4.450	06/12/2025	2,497,178

				3,181,739

	Apparel— 0.2%
579,000	Tapestry, Inc.	4.250	04/01/2025	595,511

	Auto Manufacturers— 2.2%
1,000,000	Ford Motor Credit Co. LLC	4.687	06/09/2025	1,001,841
1,400,000	Ford Motor Credit Co. LLC	4.134	08/04/2025	1,357,088
532,000	General Motors Co.	4.000	04/01/2025	528,245
736,000	General Motors Financial Co., Inc.	4.000	01/15/2025	729,964
1,250,000	General Motors Financial Co., Inc.	4.350	04/09/2025	1,254,586
782,000	General Motors Financial Co., Inc.	4.300	07/13/2025	790,334
381,000	Toyota Motor Credit Corp., MTN	3.400	04/14/2025	398,818

				6,060,876

	Auto Parts & Equipment— 0.5%
313,000	BorgWarner, Inc.	3.375	03/15/2025	319,404
526,000	Lear Corp.	5.250	01/15/2025	544,326
577,000	Magna International, Inc. (Canada)	4.150	10/01/2025	610,436

				1,474,166

	Banks— 20.7%
1,400,000	Banco Santander S.A. (Spain)	5.179	11/19/2025	1,482,993
2,662,000	Bank of America Corp., MTN	4.000	01/22/2025	2,749,343
1,860,000	Bank of America Corp., MTN	3.875	08/01/2025	1,944,566
2,467,000	Bank of America Corp., Series L, MTN	3.950	04/21/2025	2,531,846
669,000	Bank of New York Mellon Corp. (The), Series G, MTN	3.000	02/24/2025	677,798
2,000,000	Barclays PLC (United Kingdom)	3.650	03/16/2025	1,966,908
920,000	BB&T Corp., MTN	3.700	06/05/2025	964,750
1,400,000	Branch Banking & Trust Co., BKNT	3.625	09/16/2025	1,445,256
846,000	Citigroup, Inc.	3.875	03/26/2025	868,203
1,662,000	Citigroup, Inc.	3.300	04/27/2025	1,689,452
2,399,000	Citigroup, Inc.	4.400	06/10/2025	2,520,337
1,326,000	Citigroup, Inc.	5.500	09/13/2025	1,472,976
579,000	Citizens Financial Group, Inc.	4.300	12/03/2025	604,090
1,550,000	Cooperatieve Rabobank UA (Netherlands)	4.375	08/04/2025	1,616,773
1,200,000	Deutsche Bank AG (Germany)(a)	4.500	04/01/2025	1,126,427
1,000,000	Fifth Third Bank, BKNT	3.950	07/28/2025	1,064,920
2,239,000	Goldman Sachs Group, Inc. (The)	3.500	01/23/2025	2,268,398
2,130,000	Goldman Sachs Group, Inc. (The)	3.750	05/22/2025	2,182,210
2,069,000	Goldman Sachs Group, Inc. (The)	4.250	10/21/2025	2,144,596
1,400,000	HSBC Holdings PLC (United Kingdom)	4.250	08/18/2025	1,440,100
381,000	Huntington Bancshares, Inc.	4.000	05/15/2025	402,952
2,275,000	JPMorgan Chase & Co.	3.125	01/23/2025	2,295,300
2,293,000	JPMorgan Chase & Co.	3.900	07/15/2025	2,406,415
1,000,000	KeyBank N.A., BKNT	3.300	06/01/2025	1,032,098
809,000	Lloyds Bank PLC (United Kingdom)	3.500	05/14/2025	821,433
1,400,000	Lloyds Banking Group PLC (United Kingdom)	4.582	12/10/2025	1,428,462
615,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.777	03/02/2025	646,071
2,801,000	Morgan Stanley, GMTN	4.000	07/23/2025	2,925,616
1,882,000	Morgan Stanley, GMTN	5.000	11/24/2025	2,051,262
359,000	MUFG Americas Holdings Corp.	3.000	02/10/2025	359,605
785,000	Northern Trust Corp.	3.950	10/30/2025	834,907
900,000	PNC Bank N.A., MTN	3.250	06/01/2025	923,438
1,055,000	Santander Holdings USA, Inc.	4.500	07/17/2025	1,107,939
1,191,000	State Street Corp.	3.550	08/18/2025	1,245,352
400,000	Sumitomo Mitsui Banking Corp., GMTN (Japan)	3.650	07/23/2025	419,851

Schedule of Investments

$822,000	SunTrust Banks, Inc.	4.000%	05/01/2025	$870,809
2,386,000	Wells Fargo & Co., GMTN	3.000	02/19/2025	2,388,369
2,341,000	Wells Fargo & Co., MTN	3.550	09/29/2025	2,407,446

				57,329,267

	Beverages— 1.4%
1,910,000	Coca-Cola Co. (The)	2.875	10/27/2025	1,945,929
412,000	Keurig Dr Pepper, Inc.	3.400	11/15/2025	412,358
812,000	PepsiCo, Inc.	2.750	04/30/2025	822,436
707,000	PepsiCo, Inc.	3.500	07/17/2025	744,885

				3,925,608

	Biotechnology— 2.8%
854,000	Amgen, Inc.	3.125	05/01/2025	863,387
1,009,000	Baxalta, Inc.	4.000	06/23/2025	1,059,361
1,708,000	Biogen, Inc.	4.050	09/15/2025	1,791,374
2,209,000	Celgene Corp.	3.875	08/15/2025	2,322,341
1,708,000	Gilead Sciences, Inc.	3.500	02/01/2025	1,757,195

				7,793,658

	Building Materials— 0.4%
423,000	Fortune Brands Home & Security, Inc.	4.000	06/15/2025	435,687
530,000	Masco Corp.	4.450	04/01/2025	555,199

				990,886

	Chemicals— 0.5%
878,000	Eastman Chemical Co.	3.800	03/15/2025	912,391
381,000	Nutrien Ltd. (Canada)	3.375	03/15/2025	383,521

				1,295,912

	Commercial Services— 1.0%
1,031,000	Automatic Data Processing, Inc.	3.375	09/15/2025	1,075,272
585,000	S&P Global, Inc.	4.000	06/15/2025	628,661
925,000	Verisk Analytics, Inc.	4.000	06/15/2025	976,665

				2,680,598

	Computers— 3.0%
1,475,000	Apple, Inc.	2.750	01/13/2025	1,479,818
1,369,000	Apple, Inc.	2.500	02/09/2025	1,356,902
2,093,000	Apple, Inc.	3.200	05/13/2025	2,148,734
2,510,000	Hewlett Packard Enterprise Co.	4.900	10/15/2025	2,678,111
549,000	International Business Machines Corp.	7.000	10/30/2025	677,451

				8,341,016

	Cosmetics/Personal Care— 0.3%
706,000	Unilever Capital Corp. (United Kingdom)	3.100	07/30/2025	718,694

	Diversified Financial Services— 5.5%
702,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.500	01/15/2025	691,235
753,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	4.450	10/01/2025	777,525
904,000	Air Lease Corp.	3.250	03/01/2025	889,244
922,000	Capital One Financial Corp.	3.200	02/05/2025	921,634
914,000	Capital One Financial Corp.	4.250	04/30/2025	961,917
1,369,000	Capital One Financial Corp.	4.200	10/29/2025	1,417,816
732,000	Charles Schwab Corp. (The)	3.850	05/21/2025	773,454
701,000	CME Group, Inc.	3.000	03/15/2025	718,286
439,000	Discover Financial Services	3.750	03/04/2025	445,034
1,700,000	GE Capital International Funding Co. Unlimited Co.	3.373	11/15/2025	1,681,529
525,000	National Rural Utilities Cooperative Finance Corp.	2.850	01/27/2025	531,136
925,000	Synchrony Financial	4.500	07/23/2025	946,915
450,000	TD Ameritrade Holding Corp.	3.625	04/01/2025	468,480
3,810,000	Visa, Inc.	3.150	12/14/2025	3,924,292

				15,148,497

	Electric— 1.6%
663,000	Dominion Energy, Inc.(a)	3.900	10/01/2025	696,866
432,000	Duke Energy Progress LLC	3.250	08/15/2025	444,381
895,000	Exelon Corp.	3.950	06/15/2025	940,332
447,000	Florida Power & Light Co.	3.125	12/01/2025	463,751
579,000	Southern Power Co.	4.150	12/01/2025	608,994
531,000	WEC Energy Group, Inc.	3.550	06/15/2025	551,438
669,000	Xcel Energy, Inc.	3.300	06/01/2025	681,775

				4,387,537

	Electrical Components & Equipment— 0.2%
623,000	Emerson Electric Co.	3.150	06/01/2025	639,364

	Environmental Control— 0.3%
453,000	Republic Services, Inc.	3.200	03/15/2025	461,971

Schedule of Investments

$453,000	Waste Management, Inc.	3.125%	03/01/2025	$461,522

				923,493

	Food— 2.2%
825,000	Campbell Soup Co.	3.950	03/15/2025	844,567
824,000	General Mills, Inc.	4.000	04/17/2025	865,465
903,000	JM Smucker Co. (The)	3.500	03/15/2025	923,108
1,883,000	Kraft Heinz Foods Co.	3.950	07/15/2025	1,914,315
381,000	Sysco Corp.	3.550	03/15/2025	393,271
989,000	Sysco Corp.	3.750	10/01/2025	1,031,254

				5,971,980

	Healthcare-Products— 3.2%
927,000	Abbott Laboratories	2.950	03/15/2025	937,607
773,000	Boston Scientific Corp.	3.850	05/15/2025	810,521
432,000	Danaher Corp.	3.350	09/15/2025	444,986
3,748,000	Medtronic, Inc.	3.500	03/15/2025	3,908,070
711,000	Stryker Corp.	3.375	11/01/2025	737,855
1,879,000	Zimmer Biomet Holdings, Inc.	3.550	04/01/2025	1,905,105

				8,744,144

	Healthcare-Services— 2.1%
926,000	Cigna Holding Co.	3.250	04/15/2025	930,143
1,224,000	HCA, Inc.	5.250	04/15/2025	1,318,807
846,000	Laboratory Corp. of America Holdings	3.600	02/01/2025	858,176
534,000	Quest Diagnostics, Inc.	3.500	03/30/2025	546,678
2,077,000	UnitedHealth Group, Inc.	3.750	07/15/2025	2,181,794

				5,835,598

	Home Builders— 0.2%
549,000	Lennar Corp.	4.750	05/30/2025	557,235

	Insurance— 1.7%
1,302,000	American International Group, Inc.	3.750	07/10/2025	1,333,173
734,000	Aon PLC	3.875	12/15/2025	766,299
790,000	Chubb INA Holdings, Inc.	3.150	03/15/2025	808,033
381,000	CNO Financial Group, Inc.	5.250	05/30/2025	395,526
440,000	Marsh & McLennan Cos., Inc.	3.500	03/10/2025	451,701
434,000	MetLife, Inc.	3.000	03/01/2025	440,780
440,000	MetLife, Inc.	3.600	11/13/2025	458,048

				4,653,560

	Internet— 0.7%
790,000	Amazon.com, Inc.	5.200	12/03/2025	907,111
453,000	Booking Holdings, Inc.	3.650	03/15/2025	472,656
526,000	VeriSign, Inc.	5.250	04/01/2025	551,643

				1,931,410

	Investment Companies— 0.2%
615,000	Ares Capital Corp.	4.250	03/01/2025	619,440

	Iron/Steel— 0.2%
491,000	ArcelorMittal (Luxembourg)	6.125	06/01/2025	543,209

	Machinery-Diversified— 0.3%
871,000	John Deere Capital Corp., MTN	3.450	03/13/2025	906,589

	Media— 3.4%
453,000	CBS Corp.	3.500	01/15/2025	458,597
4,279,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	4,519,667
951,000	Comcast Corp.	3.375	02/15/2025	978,075
1,360,000	Comcast Corp.	3.375	08/15/2025	1,394,791
595,000	TWDC Enterprises 18 Corp., GMTN	3.150	09/17/2025	613,514
1,368,000	Warner Media LLC	3.600	07/15/2025	1,395,278

				9,359,922

	Metal Fabricate/Hardware— 0.3%
817,000	Precision Castparts Corp.	3.250	06/15/2025	840,736

	Miscellaneous Manufacturing— 0.2%
649,000	3M Co., GMTN	3.000	08/07/2025	662,228

	Oil & Gas— 4.8%
553,000	Antero Resources Corp.(a)	5.000	03/01/2025	527,424
1,144,000	BP Capital Markets PLC (United Kingdom)	3.506	03/17/2025	1,185,598
955,000	Canadian Natural Resources Ltd. (Canada)	3.900	02/01/2025	990,388
793,000	Chevron Corp.	3.326	11/17/2025	825,556
658,000	Concho Resources, Inc.	4.375	01/15/2025	681,874
530,000	Devon Energy Corp.	5.850	12/15/2025	613,399

Schedule of Investments

$689,000	Diamondback Energy, Inc.	5.375%	05/31/2025	$718,283
437,000	EOG Resources, Inc.	3.150	04/01/2025	443,405
1,707,000	Exxon Mobil Corp.	2.709	03/06/2025	1,718,106
805,000	Marathon Oil Corp.	3.850	06/01/2025	821,259
700,000	Murphy Oil Corp.	5.750	08/15/2025	701,997
774,000	Occidental Petroleum Corp.	3.500	06/15/2025	791,696
2,555,000	Shell International Finance BV (Netherlands)	3.250	05/11/2025	2,630,966
563,000	Valero Energy Corp.	3.650	03/15/2025	582,093

				13,232,044

	Oil & Gas Services— 0.8%
2,062,000	Halliburton Co.	3.800	11/15/2025	2,124,610

	Packaging & Containers— 0.2%
648,000	WRKCo, Inc.	3.750	03/15/2025	665,719

	Pharmaceuticals— 9.6%
3,566,000	AbbVie, Inc.	3.600	05/14/2025	3,635,802
2,988,000	Allergan Funding SCS	3.800	03/15/2025	3,009,544
532,000	AmerisourceBergen Corp.	3.250	03/01/2025	535,908
2,068,000	AstraZeneca PLC (United Kingdom)	3.375	11/16/2025	2,093,659
627,000	Cardinal Health, Inc.	3.750	09/15/2025	640,140
4,981,000	CVS Health Corp.	4.100	03/25/2025	5,157,842
3,015,000	CVS Health Corp.	3.875	07/20/2025	3,091,560
803,000	Eli Lilly & Co.	2.750	06/01/2025	810,279
1,255,000	GlaxoSmithKline Capital, Inc. (United Kingdom)	3.625	05/15/2025	1,311,806
615,000	Johnson & Johnson	2.625	01/15/2025	619,424
779,000	Mead Johnson Nutrition Co. (United Kingdom)	4.125	11/15/2025	830,737
2,395,000	Merck & Co., Inc.	2.750	02/10/2025	2,407,944
1,592,000	Novartis Capital Corp. (Switzerland)	3.000	11/20/2025	1,619,607
675,000	Zoetis, Inc.	4.500	11/13/2025	725,708

				26,489,960

	Pipelines— 5.4%
696,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.250	01/15/2025	731,498
932,000	Columbia Pipeline Group, Inc.	4.500	06/01/2025	996,210
433,000	Enbridge Energy Partners LP	5.875	10/15/2025	496,804
845,000	Energy Transfer Operating LP	4.050	03/15/2025	863,395
579,000	EnLink Midstream Partners LP	4.150	06/01/2025	556,564
1,068,000	Enterprise Products Operating LLC	3.750	02/15/2025	1,110,283
1,844,000	Kinder Morgan, Inc.	4.300	06/01/2025	1,935,739
631,000	MPLX LP	4.000	02/15/2025	651,212
1,178,000	MPLX LP	4.875	06/01/2025	1,261,376
473,000	ONEOK Partners LP	4.900	03/15/2025	508,354
545,000	Phillips 66 Partners LP	3.605	02/15/2025	557,935
845,000	Plains All American Pipeline LP/PAA Finance Corp.	4.650	10/15/2025	892,133
1,927,000	Sabine Pass Liquefaction LLC	5.625	03/01/2025	2,109,761
453,000	Spectra Energy Partners LP	3.500	03/15/2025	459,764
315,000	Western Midstream Operating LP	3.950	06/01/2025	309,148
676,000	Williams Cos., Inc. (The)	3.900	01/15/2025	695,946
676,000	Williams Cos., Inc. (The)	4.000	09/15/2025	703,410

				14,839,532

	Private Equity— 0.2%
507,000	Brookfield Asset Management, Inc. (Canada)	4.000	01/15/2025	521,624

	REITs— 4.1%
495,000	Alexandria Real Estate Equities, Inc.	3.450	04/30/2025	504,530
711,000	American Tower Corp.	4.000	06/01/2025	740,483
581,000	AvalonBay Communities, Inc., GMTN	3.450	06/01/2025	597,689
1,015,000	Boston Properties LP	3.200	01/15/2025	1,026,432
735,000	Brixmor Operating Partnership LP	3.850	02/01/2025	746,862
432,000	Essex Portfolio LP	3.500	04/01/2025	440,259
751,000	GLP Capital LP/GLP Financing II, Inc.	5.250	06/01/2025	794,896
579,000	HCP, Inc.	3.400	02/01/2025	585,869
773,000	HCP, Inc.	4.000	06/01/2025	810,637
563,000	Host Hotels & Resorts LP, Series E	4.000	06/15/2025	572,799
381,000	Kimco Realty Corp.	3.300	02/01/2025	385,249
657,000	Prologis LP	3.750	11/01/2025	694,496
614,000	Realty Income Corp.	3.875	04/15/2025	649,393
440,000	Simon Property Group LP	3.500	09/01/2025	455,755
265,000	SITE Centers Corp.	3.625	02/01/2025	264,290
579,000	Ventas Realty LP	3.500	02/01/2025	591,341
1,294,000	Welltower, Inc.	4.000	06/01/2025	1,354,890

				11,215,870

Schedule of Investments

	Retail— 2.9%
$530,000	Dollar General Corp.	4.150%	11/01/2025	$559,003
873,000	Dollar Tree, Inc.	4.000	05/15/2025	898,877
922,000	Home Depot, Inc. (The)	3.350	09/15/2025	960,295
577,000	Kohl’s Corp.	4.250	07/17/2025	596,979
775,000	Lowe’s Cos., Inc.	3.375	09/15/2025	794,321
563,000	McDonald’s Corp., MTN	3.375	05/26/2025	579,714
700,000	QVC, Inc.	4.450	02/15/2025	695,878
1,270,000	Starbucks Corp.	3.800	08/15/2025	1,329,970
1,466,000	Walmart, Inc.	3.550	06/26/2025	1,541,411

				7,956,448

	Semiconductors— 2.7%
709,000	Analog Devices, Inc.	3.900	12/15/2025	736,023
674,000	Applied Materials, Inc.	3.900	10/01/2025	713,759
945,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.125	01/15/2025	902,458
2,121,000	Intel Corp.	3.700	07/29/2025	2,233,528
453,000	Lam Research Corp.	3.800	03/15/2025	474,707
417,000	Micron Technology, Inc.	5.500	02/01/2025	429,468
1,881,000	QUALCOMM, Inc.	3.450	05/20/2025	1,915,858

				7,405,801

	Software— 3.8%
1,145,000	Adobe, Inc.	3.250	02/01/2025	1,186,301
812,000	Fidelity National Information Services, Inc.	5.000	10/15/2025	897,082
807,000	Fiserv, Inc.	3.850	06/01/2025	840,037
2,066,000	Microsoft Corp.	2.700	02/12/2025	2,089,390
2,816,000	Microsoft Corp.	3.125	11/03/2025	2,916,049
2,692,000	Oracle Corp.	2.950	05/15/2025	2,712,025

				10,640,884

	Telecommunications— 4.3%
965,000	AT&T, Inc.	3.950	01/15/2025	1,004,877
4,612,000	AT&T, Inc.	3.400	05/15/2025	4,672,234
563,000	Cisco Systems, Inc.	3.500	06/15/2025	592,990
675,000	Rogers Communications, Inc. (Canada)	3.625	12/15/2025	694,453
3,490,000	Verizon Communications, Inc.	3.376	02/15/2025	3,586,409
1,416,000	Vodafone Group PLC (United Kingdom)	4.125	05/30/2025	1,470,161

				12,021,124

	Transportation— 1.2%
424,000	Burlington Northern Santa Fe LLC	3.000	04/01/2025	429,529
669,000	Canadian Pacific Railway Co. (Canada)	2.900	02/01/2025	677,031
579,000	CSX Corp.	3.350	11/01/2025	592,775
579,000	FedEx Corp.	3.200	02/01/2025	590,920
615,000	Union Pacific Corp.	3.750	07/15/2025	647,943
432,000	Union Pacific Corp.	3.250	08/15/2025	442,895

				3,381,093

	Water— 0.3%
765,000	American Water Capital Corp.	3.400	03/01/2025	787,290

	Total Corporate Bonds (Cost $266,185,348)			272,388,400

Number of Shares
	Money Market Funds - 1.2%
3,331,355	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $3,331,355)			3,331,355

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 269,516,703)— 99.7%			275,719,755

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 0.2%
422,373	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(b)(c)			422,373
140,749	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(b)(c)			140,791

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $563,164)			563,164

	Total Investments in Securities (Cost $270,079,867)— 99.9%			276,282,919
	Other assets less liabilities—0.1%			378,926

	Net Assets—100.0%			$276,661,845

Abbreviations:

Schedule of Investments

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at May 31, 2019.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.8%
	Advertising— 0.5%
$499,000	Omnicom Group, Inc./Omnicom Capital, Inc.	3.600%	04/15/2026	$503,493

	Aerospace/Defense— 1.5%
172,000	General Dynamics Corp.	2.125	08/15/2026	164,939
129,000	L3 Technologies, Inc.	3.850	12/15/2026	133,830
823,000	Lockheed Martin Corp.	3.550	01/15/2026	859,813
434,000	United Technologies Corp.	2.650	11/01/2026	424,504

				1,583,086

	Agriculture— 0.6%
112,000	Altria Group, Inc.	2.625	09/16/2026	104,853
172,000	Archer-Daniels-Midland Co.	2.500	08/11/2026	168,476
172,000	Bunge Ltd. Finance Corp.	3.250	08/15/2026	162,361
247,000	Philip Morris International, Inc.(a)	2.750	02/25/2026	245,557

				681,247

	Apparel— 0.5%
334,000	NIKE, Inc.	2.375	11/01/2026	327,959
172,000	Under Armour, Inc.	3.250	06/15/2026	158,926

				486,885

	Auto Manufacturers— 1.7%
168,000	American Honda Finance Corp., GMTN	2.300	09/09/2026	161,348
600,000	Ford Motor Co.(a)	4.346	12/08/2026	588,601
400,000	Ford Motor Credit Co. LLC, GMTN	4.389	01/08/2026	389,152
427,000	General Motors Financial Co., Inc.	5.250	03/01/2026	447,538
278,000	General Motors Financial Co., Inc.	4.000	10/06/2026	271,679

				1,858,318

	Banks— 29.3%
777,000	Bank of America Corp., MTN	4.450	03/03/2026	819,509
911,000	Bank of America Corp., GMTN	3.500	04/19/2026	930,843
705,000	Bank of America Corp., MTN	4.250	10/22/2026	734,913
272,000	Bank of New York Mellon Corp. (The), MTN	2.800	05/04/2026	271,493
247,000	Bank of New York Mellon Corp. (The), MTN	2.450	08/17/2026	240,916
247,000	Bank One Corp.	7.625	10/15/2026	311,679
1,000,000	Barclays PLC (United Kingdom)	4.375	01/12/2026	1,013,215
700,000	Barclays PLC (United Kingdom)	5.200	05/12/2026	716,515
300,000	BPCE S.A., MTN (France)	3.375	12/02/2026	302,528
300,000	Branch Banking & Trust Co., BKNT	3.800	10/30/2026	312,051
608,000	Citigroup, Inc.	3.700	01/12/2026	627,154
552,000	Citigroup, Inc.	4.600	03/09/2026	583,752
854,000	Citigroup, Inc.	3.400	05/01/2026	864,002
912,000	Citigroup, Inc.	3.200	10/21/2026	908,418
338,000	Citigroup, Inc.	4.300	11/20/2026	350,663
550,000	Cooperatieve Rabobank UA, BKNT (Netherlands)	3.750	07/21/2026	549,848
250,000	Discover Bank, BKNT	3.450	07/27/2026	247,495
400,000	Fifth Third Bank, BKNT	3.850	03/15/2026	418,450
480,000	Goldman Sachs Group, Inc. (The)	3.750	02/25/2026	489,896
932,000	Goldman Sachs Group, Inc. (The)	3.500	11/16/2026	934,655
1,200,000	HSBC Holdings PLC (United Kingdom)	4.300	03/08/2026	1,260,132
900,000	HSBC Holdings PLC (United Kingdom)	3.900	05/25/2026	921,565
500,000	HSBC Holdings PLC (United Kingdom)	4.375	11/23/2026	515,907
975,000	JPMorgan Chase & Co.	3.300	04/01/2026	987,458
624,000	JPMorgan Chase & Co.	3.200	06/15/2026	628,691
1,131,000	JPMorgan Chase & Co.	2.950	10/01/2026	1,120,647
556,000	JPMorgan Chase & Co.	4.125	12/15/2026	583,816
300,000	Keybank N.A., MTN	3.400	05/20/2026	304,092
600,000	Lloyds Banking Group PLC (United Kingdom)	4.650	03/24/2026	613,452
1,100,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.850	03/01/2026	1,161,584
400,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.757	09/13/2026	395,433
400,000	Mizuho Financial Group, Inc. (Japan)	2.839	09/13/2026	398,663
1,022,000	Morgan Stanley, GMTN	3.875	01/27/2026	1,062,316
886,000	Morgan Stanley, MTN	3.125	07/27/2026	880,547
300,000	Morgan Stanley, MTN	6.250	08/09/2026	352,149
868,000	Morgan Stanley, GMTN	4.350	09/08/2026	908,935
600,000	Royal Bank of Scotland Group PLC (United Kingdom)	4.800	04/05/2026	629,233

Schedule of Investments

$272,000	State Street Corp.	2.650%	05/19/2026	$270,257
516,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.784	03/09/2026	545,177
777,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.632	07/14/2026	763,352
556,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.010	10/19/2026	561,518
400,000	SunTrust Bank, BKNT	3.300	05/15/2026	402,850
334,000	U.S. Bancorp, MTN	3.100	04/27/2026	336,872
487,000	U.S. Bancorp, Series V, MTN	2.375	07/22/2026	474,614
1,295,000	Wells Fargo & Co.	3.000	04/22/2026	1,283,066
884,000	Wells Fargo & Co., MTN	4.100	06/03/2026	916,547
1,295,000	Wells Fargo & Co.	3.000	10/23/2026	1,280,943

				31,187,811

	Beverages— 4.1%
2,540,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.650	02/01/2026	2,611,542
112,000	Coca-Cola Co. (The)	2.550	06/01/2026	111,365
387,000	Coca-Cola Co. (The)	2.250	09/01/2026	377,562
247,000	Constellation Brands, Inc.	3.700	12/06/2026	252,180
665,000	Molson Coors Brewing Co.	3.000	07/15/2026	646,248
247,000	PepsiCo, Inc.	2.850	02/24/2026	249,839
172,000	PepsiCo, Inc.	2.375	10/06/2026	167,721

				4,416,457

	Biotechnology— 1.4%
443,000	Amgen, Inc.	2.600	08/19/2026	427,609
976,000	Gilead Sciences, Inc.	3.650	03/01/2026	1,012,727

				1,440,336

	Building Materials— 0.6%
371,000	Johnson Controls International PLC	3.900	02/14/2026	382,598
218,000	Masco Corp.	4.375	04/01/2026	225,370

				607,968

	Chemicals— 0.5%
247,000	Praxair, Inc.	3.200	01/30/2026	254,234
318,000	Westlake Chemical Corp.	3.600	08/15/2026	314,693

				568,927

	Commercial Services— 0.8%
334,000	Ecolab, Inc.	2.700	11/01/2026	329,957
247,000	S&P Global, Inc.	4.400	02/15/2026	268,901
226,000	Total System Services, Inc.	4.800	04/01/2026	243,268

				842,126

	Computers— 3.3%
1,210,000	Apple, Inc.	3.250	02/23/2026	1,240,877
992,000	Apple, Inc.	2.450	08/04/2026	964,625
500,000	International Business Machines Corp.	3.450	02/19/2026	511,702
878,000	Western Digital Corp.(a)	4.750	02/15/2026	834,776

				3,551,980

	Cosmetics/Personal Care— 0.7%
172,000	Procter & Gamble Co. (The)	2.700	02/02/2026	172,805
172,000	Procter & Gamble Co. (The)	2.450	11/03/2026	169,751
403,000	Unilever Capital Corp. (United Kingdom)	2.000	07/28/2026	380,302

				722,858

	Diversified Financial Services— 1.7%
172,000	Ameriprise Financial, Inc.	2.875	09/15/2026	169,753
140,000	Brookfield Finance, Inc. (Canada)	4.250	06/02/2026	144,314
608,000	Capital One Financial Corp.	3.750	07/28/2026	603,229
247,000	Mastercard, Inc.	2.950	11/21/2026	250,206
172,000	Nasdaq, Inc.	3.850	06/30/2026	177,419
172,000	Raymond James Financial, Inc.	3.625	09/15/2026	173,921
247,000	Synchrony Financial	3.700	08/04/2026	237,945

				1,756,787

	Electric— 4.2%
218,000	Cleco Corporate Holdings LLC	3.743	05/01/2026	218,833
129,000	Commonwealth Edison Co.	2.550	06/15/2026	127,126
330,000	DTE Energy Co.	2.850	10/01/2026	322,391
212,000	Duke Energy Carolinas LLC	2.950	12/01/2026	212,959
608,000	Duke Energy Corp.	2.650	09/01/2026	586,850
247,000	Emera US Finance LP (Canada)	3.550	06/15/2026	248,525
218,000	Entergy Arkansas LLC	3.500	04/01/2026	225,372
272,000	Entergy Corp.	2.950	09/01/2026	267,521
272,000	Exelon Corp.	3.400	04/15/2026	274,619
686,000	Fortis, Inc. (Canada)	3.055	10/04/2026	669,442
172,000	PPL Capital Funding, Inc.	3.100	05/15/2026	168,872
140,000	San Diego Gas & Electric Co.	2.500	05/15/2026	133,692
603,000	Southern Co. (The)	3.250	07/01/2026	602,980

Schedule of Investments

$247,000	Virginia Electric & Power Co., Series A	3.150%	01/15/2026	$251,317
140,000	Xcel Energy, Inc.	3.350	12/01/2026	142,839

				4,453,338

	Electronics— 1.0%
247,000	Avnet, Inc.	4.625	04/15/2026	255,471
347,000	Fortive Corp.	3.150	06/15/2026	343,850
499,000	Honeywell International, Inc.	2.500	11/01/2026	490,459

				1,089,780

	Environmental Control— 0.2%
168,000	Republic Services, Inc.	2.900	07/01/2026	166,087

	Food— 1.5%
247,000	Hershey Co. (The)	2.300	08/15/2026	240,920
112,000	Ingredion, Inc.	3.200	10/01/2026	110,116
172,000	Kellogg Co.	3.250	04/01/2026	170,972
499,000	Kraft Heinz Foods Co.	3.000	06/01/2026	471,234
247,000	Kroger Co. (The)	3.500	02/01/2026	248,870
172,000	Kroger Co. (The)	2.650	10/15/2026	163,033
172,000	Sysco Corp.	3.300	07/15/2026	173,235

				1,578,380

	Forest Products & Paper— 0.2%
252,000	International Paper Co.	3.800	01/15/2026	260,724

	Gas— 0.2%
172,000	Southern California Gas Co., Series TT	2.600	06/15/2026	165,762

	Healthcare-Products— 1.3%
582,000	Abbott Laboratories	3.750	11/30/2026	614,804
172,000	Baxter International, Inc.	2.600	08/15/2026	168,122
247,000	Stryker Corp.	3.500	03/15/2026	254,830
387,000	Thermo Fisher Scientific, Inc.	2.950	09/19/2026	382,021

				1,419,777

	Healthcare-Services— 1.0%
502,000	HCA, Inc.	5.250	06/15/2026	539,876
112,000	Quest Diagnostics, Inc.	3.450	06/01/2026	112,819
387,000	UnitedHealth Group, Inc.	3.100	03/15/2026	391,494

				1,044,189

	Housewares— 0.7%
777,000	Newell Brands, Inc.	4.200	04/01/2026	757,399

	Insurance— 3.8%
218,000	Allstate Corp. (The)	3.280	12/15/2026	225,168
387,000	American International Group, Inc.	3.900	04/01/2026	396,933
218,000	Arch Capital Finance LLC	4.011	12/15/2026	231,218
917,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	932,212
387,000	Chubb INA Holdings, Inc.	3.350	05/03/2026	398,497
218,000	CNA Financial Corp.	4.500	03/01/2026	232,198
330,000	Loews Corp.	3.750	04/01/2026	345,154
334,000	Manulife Financial Corp. (Canada)	4.150	03/04/2026	355,727
247,000	Marsh & McLennan Cos., Inc.	3.750	03/14/2026	255,540
172,000	Old Republic International Corp.	3.875	08/26/2026	173,039
247,000	Trinity Acquisition PLC	4.400	03/15/2026	260,176
218,000	Voya Financial, Inc.	3.650	06/15/2026	220,297

				4,026,159

	Internet— 1.3%
718,000	Alphabet, Inc.	1.998	08/15/2026	687,832
278,000	Booking Holdings, Inc.	3.600	06/01/2026	288,277
344,000	Expedia Group, Inc.	5.000	02/15/2026	371,085

				1,347,194

	Lodging— 0.3%
278,000	Marriott International, Inc., Series R	3.125	06/15/2026	274,352

	Machinery-Diversified— 0.7%
112,000	John Deere Capital Corp., MTN	2.650	06/10/2026	110,199
235,000	Roper Technologies, Inc.	3.800	12/15/2026	242,074
344,000	Wabtec Corp.	3.450	11/15/2026	329,094
112,000	Xylem, Inc.	3.250	11/01/2026	112,187

				793,554

	Media— 2.8%
369,000	CBS Corp.	4.000	01/15/2026	378,113
823,000	Comcast Corp.	3.150	03/01/2026	835,266
129,000	Discovery Communications LLC(a)	4.900	03/11/2026	138,846

Schedule of Investments

$212,000	Thomson Reuters Corp. (Canada)	3.350%	05/15/2026	$209,437
387,000	TWDC Enterprises 18 Corp.	3.000	02/13/2026	392,663
387,000	TWDC Enterprises 18 Corp., GMTN	1.850	07/30/2026	364,854
172,000	Viacom, Inc.	3.450	10/04/2026	168,549
247,000	Warner Media LLC	3.875	01/15/2026	251,550
218,000	Warner Media LLC	2.950	07/15/2026	211,402

				2,950,680

	Miscellaneous Manufacturing— 0.5%
172,000	3M Co., MTN	2.250	09/19/2026	165,354
378,000	Illinois Tool Works, Inc.	2.650	11/15/2026	377,279

				542,633

	Oil & Gas— 5.4%
468,000	Anadarko Petroleum Corp.	5.550	03/15/2026	519,554
172,000	BP Capital Markets PLC (United Kingdom)	3.119	05/04/2026	172,510
868,000	Chevron Corp.	2.954	05/16/2026	882,803
468,000	ConocoPhillips Co.	4.950	03/15/2026	525,175
247,000	EOG Resources, Inc.	4.150	01/15/2026	264,380
919,000	Exxon Mobil Corp.	3.043	03/01/2026	938,987
226,000	HollyFrontier Corp.	5.875	04/01/2026	243,838
218,000	Newfield Exploration Co.	5.375	01/01/2026	236,526
434,000	Occidental Petroleum Corp.	3.400	04/15/2026	434,809
129,000	Pioneer Natural Resources Co.	4.450	01/15/2026	137,748
608,000	Shell International Finance BV (Netherlands)	2.875	05/10/2026	608,095
387,000	Shell International Finance BV (Netherlands)	2.500	09/12/2026	377,476
387,000	Valero Energy Corp.	3.400	09/15/2026	383,554

				5,725,455

	Pharmaceuticals— 5.4%
499,000	AbbVie, Inc.	3.200	05/14/2026	492,214
416,000	CVS Health Corp.	2.875	06/01/2026	398,733
504,000	Express Scripts Holding Co.	4.500	02/25/2026	534,922
722,000	Johnson & Johnson	2.450	03/01/2026	712,101
884,000	Mylan N.V.	3.950	06/15/2026	830,666
800,000	Perrigo Finance Unlimited Co.	4.375	03/15/2026	790,620
387,000	Pfizer, Inc.	2.750	06/03/2026	387,361
553,000	Pfizer, Inc.	3.000	12/15/2026	560,060
1,050,000	Shire Acquisitions Investments Ireland DAC	3.200	09/23/2026	1,037,182

				5,743,859

	Pipelines— 4.4%
218,000	Boardwalk Pipelines LP	5.950	06/01/2026	239,114
172,000	Buckeye Partners LP	3.950	12/01/2026	158,329
218,000	Enbridge, Inc. (Canada)	4.250	12/01/2026	231,971
378,000	Energy Transfer Operating LP	4.750	01/15/2026	393,183
112,000	EnLink Midstream Partners LP	4.850	07/15/2026	110,180
347,000	Enterprise Products Operating LLC	3.700	02/15/2026	356,430
218,000	EQM Midstream Partners LP	4.125	12/01/2026	209,709
247,000	Magellan Midstream Partners LP	5.000	03/01/2026	270,145
168,000	Phillips 66 Partners LP	3.550	10/01/2026	167,409
371,000	Plains All American Pipeline LP/PAA Finance Corp.	4.500	12/15/2026	387,330
589,000	Sabine Pass Liquefaction LLC	5.875	06/30/2026	654,773
172,000	Spectra Energy Partners LP	3.375	10/15/2026	171,383
172,000	Sunoco Logistics Partners Operations LP	3.900	07/15/2026	172,212
260,000	TransCanada PipeLines Ltd. (Canada)	4.875	01/15/2026	282,867
378,000	Transcontinental Gas Pipe Line Co. LLC	7.850	02/01/2026	479,895
218,000	Valero Energy Partners LP	4.375	12/15/2026	230,450
218,000	Western Midstream Operating LP	4.650	07/01/2026	218,767

				4,734,147

	Real Estate— 0.2%
229,000	CBRE Services, Inc.	4.875	03/01/2026	246,003

	REITs— 4.7%
129,000	American Tower Corp.	4.400	02/15/2026	135,956
278,000	American Tower Corp.	3.375	10/15/2026	276,253
609,000	Boston Properties LP	3.650	02/01/2026	623,067
172,000	Boston Properties LP	2.750	10/01/2026	165,352
218,000	Brixmor Operating Partnership LP	4.125	06/15/2026	223,794
359,000	Crown Castle International Corp.	4.450	02/15/2026	380,438
172,000	Crown Castle International Corp.	3.700	06/15/2026	174,193
172,000	ERP Operating LP	2.850	11/01/2026	170,878
330,000	GLP Capital LP/GLP Financing II, Inc.	5.375	04/15/2026	349,701
172,000	Kimco Realty Corp.	2.800	10/01/2026	165,683
218,000	LifeStorage LP	3.500	07/01/2026	214,382
109,000	MPT Operating Partnership LP/MPT Finance Corp.	5.250	08/01/2026	110,292

Schedule of Investments

$191,000	Omega Healthcare Investors, Inc.	5.250%	01/15/2026	$203,866
112,000	Realty Income Corp.	4.125	10/15/2026	119,717
330,000	Sabra Health Care LP	5.125	08/15/2026	335,245
252,000	Simon Property Group LP	3.300	01/15/2026	256,898
312,000	Simon Property Group LP	3.250	11/30/2026	316,836
247,000	Ventas Realty LP	4.125	01/15/2026	258,029
218,000	VEREIT Operating Partnership LP	4.875	06/01/2026	231,212
269,000	Welltower, Inc.	4.250	04/01/2026	282,069

				4,993,861

	Retail— 3.7%
443,000	Home Depot, Inc. (The)	3.000	04/01/2026	450,383
334,000	Home Depot, Inc. (The)	2.125	09/15/2026	319,070
499,000	Lowe’s Cos., Inc.	2.500	04/15/2026	479,995
706,000	McDonald’s Corp., MTN	3.700	01/30/2026	736,891
218,000	O’Reilly Automotive, Inc.	3.550	03/15/2026	220,548
229,000	Starbucks Corp.	2.450	06/15/2026	221,428
378,000	Target Corp.	2.500	04/15/2026	373,919
378,000	TJX Cos., Inc. (The)	2.250	09/15/2026	367,982
746,000	Walgreens Boots Alliance, Inc.	3.450	06/01/2026	735,154

				3,905,370

	Semiconductors— 0.9%
347,000	Analog Devices, Inc.	3.500	12/05/2026	347,452
334,000	Intel Corp.	2.600	05/19/2026	329,805
278,000	NVIDIA Corp.	3.200	09/16/2026	278,283

				955,540

	Software— 3.1%
247,000	Activision Blizzard, Inc.	3.400	09/15/2026	248,770
112,000	Broadridge Financial Solutions, Inc.	3.400	06/27/2026	112,851
443,000	Fidelity National Information Services, Inc.	3.000	08/15/2026	436,075
1,551,000	Microsoft Corp.	2.400	08/08/2026	1,526,082
1,020,000	Oracle Corp.	2.650	07/15/2026	1,000,944

				3,324,722

	Telecommunications— 2.9%
932,000	AT&T, Inc.	4.125	02/17/2026	971,274
169,000	AT&T, Inc.(a)	7.125	03/15/2026	201,778
278,000	Cisco Systems, Inc.	2.950	02/28/2026	278,556
500,000	Cisco Systems, Inc.	2.500	09/20/2026	493,073
129,000	Hughes Satellite Systems Corp.	5.250	08/01/2026	128,875
218,000	Rogers Communications, Inc. (Canada)	2.900	11/15/2026	215,810
861,000	Verizon Communications, Inc.	2.625	08/15/2026	836,185

				3,125,551

	Transportation— 1.2%
247,000	Canadian National Railway Co. (Canada)	2.750	03/01/2026	247,502
172,000	CSX Corp.	2.600	11/01/2026	166,744
172,000	FedEx Corp.	3.250	04/01/2026	174,847
168,000	Norfolk Southern Corp.	2.900	06/15/2026	167,947
330,000	Union Pacific Corp.	2.750	03/01/2026	326,539
218,000	United Parcel Service, Inc.	2.400	11/15/2026	212,913

				1,296,492

	Total Corporate Bonds (Cost $103,021,153)			105,129,287

Number of Shares
	Money Market Funds - 0.3%
332,875	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $332,875)			332,875

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 103,354,028)— 99.1%			105,462,162

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 1.6%
1,299,119	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(b)(c)			1,299,119
432,069	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(b)(c)			432,199

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,731,318)			1,731,318

	Total Investments in Securities (Cost $105,085,346)— 100.7%			107,193,480

Schedule of Investments

Other assets less liabilities—(0.7)%	$(784,314)

Net Assets—100.0%	$106,409,166

Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at May 31, 2019.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.5%
	Aerospace/Defense— 1.9%
$200,000	Arconic, Inc.	5.900%	02/01/2027	$211,178
100,000	General Dynamics Corp.	2.625	11/15/2027	98,372
100,000	Northrop Grumman Corp.	3.200	02/01/2027	100,295
298,000	Rockwell Collins, Inc.	3.500	03/15/2027	301,507
250,000	United Technologies Corp.	3.125	05/04/2027	251,061

				962,413

	Agriculture— 0.5%
150,000	Bunge Ltd. Finance Corp.	3.750	09/25/2027	144,232
100,000	Philip Morris International, Inc.	3.125	08/17/2027	100,169

				244,401

	Apparel— 0.4%
200,000	Tapestry, Inc.	4.125	07/15/2027	198,320

	Auto Manufacturers— 1.2%
100,000	General Motors Co.	4.200	10/01/2027	97,228
299,000	General Motors Financial Co., Inc.	4.350	01/17/2027	295,938
200,000	Toyota Motor Credit Corp., MTN	3.200	01/11/2027	204,868

				598,034

	Auto Parts & Equipment— 0.2%
100,000	Lear Corp.	3.800	09/15/2027	96,124

	Banks— 18.4%
200,000	Banco Santander S.A. (Spain)	4.250	04/11/2027	203,730
598,000	Bank of America Corp., MTN	3.248	10/21/2027	595,760
400,000	Bank of America Corp., Series L, MTN	4.183	11/25/2027	412,734
200,000	Bank of New York Mellon Corp. (The), MTN	3.250	05/16/2027	204,071
100,000	Bank One Corp.	8.000	04/29/2027	129,871
900,000	Citigroup, Inc.	4.450	09/29/2027	941,929
200,000	Goldman Sachs Group, Inc. (The)	5.950	01/15/2027	229,169
698,000	Goldman Sachs Group, Inc. (The)	3.850	01/26/2027	713,424
300,000	ING Groep N.V. (Netherlands)	3.950	03/29/2027	306,870
400,000	JPMorgan Chase & Co.	4.250	10/01/2027	421,665
200,000	JPMorgan Chase & Co.	3.625	12/01/2027	201,933
400,000	Lloyds Banking Group PLC (United Kingdom)	3.750	01/11/2027	395,481
250,000	Manufacturers & Traders Trust Co., BKNT	3.400	08/17/2027	259,771
200,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.677	02/22/2027	209,679
200,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.287	07/25/2027	204,649
200,000	Mizuho Financial Group, Inc. (Japan)	3.663	02/28/2027	209,504
200,000	Mizuho Financial Group, Inc. (Japan)	3.170	09/11/2027	202,779
700,000	Morgan Stanley	3.625	01/20/2027	713,287
500,000	Morgan Stanley, GMTN	3.950	04/23/2027	510,427
300,000	PNC Bank N.A., BKNT	3.100	10/25/2027	302,815
200,000	PNC Financial Services Group, Inc. (The)	3.150	05/19/2027	202,356
250,000	Santander Holdings USA, Inc.	4.400	07/13/2027	254,420
300,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.446	01/11/2027	311,244
300,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.364	07/12/2027	310,941
300,000	U.S. Bancorp, Series X, MTN	3.150	04/27/2027	307,420
600,000	Wells Fargo & Co., GMTN	4.300	07/22/2027	629,928

				9,385,857

	Beverages— 1.2%
100,000	Coca-Cola Co. (The)	2.900	05/25/2027	101,203
100,000	Constellation Brands, Inc.	3.500	05/09/2027	100,399
400,000	PepsiCo, Inc.(a)	3.000	10/15/2027	405,674

				607,276

	Biotechnology— 1.4%
200,000	Amgen, Inc.(a)	3.200	11/02/2027	197,911
200,000	Celgene Corp.	3.450	11/15/2027	203,621
300,000	Gilead Sciences, Inc.	2.950	03/01/2027	298,067

				699,599

	Building Materials— 0.2%
100,000	Martin Marietta Materials, Inc.	3.500	12/15/2027	98,606

Schedule of Investments

	Chemicals— 1.2%
$ 300,000	LYB International Finance II BV	3.500%	03/02/2027	$291,639
150,000	Mosaic Co. (The)	4.050	11/15/2027	151,506
198,000	Sherwin-Williams Co. (The)	3.450	06/01/2027	197,580

				640,725

	Commercial Services— 0.2%
100,000	Ecolab, Inc.	3.250	12/01/2027	101,947

	Computers— 4.7%
598,000	Apple, Inc.	3.350	02/09/2027	614,981
500,000	Apple, Inc.	3.200	05/11/2027	514,350
200,000	Apple, Inc.	3.000	06/20/2027	200,876
500,000	Apple, Inc.	2.900	09/12/2027	500,028
300,000	Apple, Inc.	3.000	11/13/2027	301,150
100,000	International Business Machines Corp.	3.300	01/27/2027	101,747
200,000	Seagate HDD Cayman	4.875	06/01/2027	191,171

				2,424,303

	Cosmetics/Personal Care— 0.8%
100,000	Estee Lauder Cos., Inc. (The)	3.150	03/15/2027	102,285
100,000	Procter & Gamble Co. (The)	2.850	08/11/2027	101,301
200,000	Unilever Capital Corp. (United Kingdom)	2.900	05/05/2027	200,046

				403,632

	Diversified Financial Services— 5.0%
200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.650	07/21/2027	191,814
200,000	Air Lease Corp.	3.625	04/01/2027	194,449
400,000	American Express Credit Corp., MTN	3.300	05/03/2027	412,978
200,000	BlackRock, Inc.	3.200	03/15/2027	204,411
300,000	Capital One Financial Corp.	3.750	03/09/2027	300,251
200,000	Cboe Global Markets, Inc.	3.650	01/12/2027	207,384
100,000	Charles Schwab Corp. (The)	3.200	03/02/2027	101,797
200,000	Discover Financial Services	4.100	02/09/2027	202,298
194,000	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.	4.850	01/15/2027	196,702
100,000	ORIX Corp. (Japan)	3.700	07/18/2027	104,107
200,000	Synchrony Financial	3.950	12/01/2027	193,395
100,000	TD Ameritrade Holding Corp.	3.300	04/01/2027	101,807
150,000	Visa, Inc.	2.750	09/15/2027	149,979

				2,561,372

	Electric— 3.7%
100,000	American Electric Power Co., Inc.	3.200	11/13/2027	100,314
200,000	DTE Energy Co.	3.800	03/15/2027	206,475
200,000	Duke Energy Corp.	3.150	08/15/2027	198,976
100,000	Duke Energy Florida LLC	3.200	01/15/2027	101,640
300,000	FirstEnergy Corp., Series B	3.900	07/15/2027	307,774
100,000	ITC Holdings Corp.	3.350	11/15/2027	101,400
299,000	NextEra Energy Capital Holdings, Inc.	3.550	05/01/2027	307,777
150,000	NSTAR Electric Co.	3.200	05/15/2027	153,169
200,000	Sempra Energy	3.250	06/15/2027	194,770
200,000	Virginia Electric & Power Co., Series A	3.500	03/15/2027	208,146

				1,880,441

	Electronics— 0.6%
200,000	Keysight Technologies, Inc.	4.600	04/06/2027	211,736
100,000	Tech Data Corp.	4.950	02/15/2027	103,205

				314,941

	Environmental Control— 0.6%
150,000	Republic Services, Inc.	3.375	11/15/2027	153,151
150,000	Waste Management, Inc.	3.150	11/15/2027	152,431

				305,582

	Food— 2.7%
200,000	General Mills, Inc.	3.200	02/10/2027	199,002
100,000	JM Smucker Co. (The)	3.375	12/15/2027	99,951
150,000	Kellogg Co.	3.400	11/15/2027	149,905
150,000	Kroger Co. (The)(a)	3.700	08/01/2027	151,986
200,000	McCormick & Co., Inc.	3.400	08/15/2027	202,307
200,000	Sysco Corp.	3.250	07/15/2027	200,677
398,000	Tyson Foods, Inc.	3.550	06/02/2027	403,115

				1,406,943

	Forest Products & Paper— 0.6%
300,000	International Paper Co.	3.000	02/15/2027	290,370

	Gas— 0.6%
100,000	Atmos Energy Corp.	3.000	06/15/2027	100,678

Schedule of Investments

$ 200,000	NiSource, Inc.	3.490%	05/15/2027	$203,116

				303,794

	Healthcare-Products— 2.0%
600,000	Becton, Dickinson and Co.	3.700	06/06/2027	614,663
200,000	Medtronic Global Holdings SCA	3.350	04/01/2027	206,708
200,000	Thermo Fisher Scientific, Inc.	3.200	08/15/2027	199,126

				1,020,497

	Healthcare-Services— 3.6%
400,000	Anthem, Inc.	3.650	12/01/2027	403,638
150,000	Cigna Holding Co.	3.050	10/15/2027	145,202
300,000	HCA, Inc.	4.500	02/15/2027	310,450
100,000	Humana, Inc.	3.950	03/15/2027	101,766
100,000	Kaiser Foundation Hospitals	3.150	05/01/2027	102,355
150,000	Laboratory Corp. of America Holdings	3.600	09/01/2027	151,547
100,000	SSM Health Care Corp., Series A	3.823	06/01/2027	105,265
100,000	UnitedHealth Group, Inc.	3.450	01/15/2027	102,968
200,000	UnitedHealth Group, Inc.	3.375	04/15/2027	204,916
200,000	UnitedHealth Group, Inc.	2.950	10/15/2027	199,020

				1,827,127

	Home Builders— 0.4%
200,000	Lennar Corp.	4.750	11/29/2027	202,500

	Home Furnishings— 0.2%
100,000	Leggett & Platt, Inc.	3.500	11/15/2027	97,540

	Insurance— 1.6%
100,000	American Equity Investment Life Holding Co.	5.000	06/15/2027	101,461
300,000	Aon Corp.	8.205	01/01/2027	362,933
300,000	Brighthouse Financial, Inc.	3.700	06/22/2027	279,758
100,000	Progressive Corp. (The)	2.450	01/15/2027	97,184

				841,336

	Internet— 2.3%
800,000	Amazon.com, Inc.	3.150	08/22/2027	822,599
200,000	eBay, Inc.	3.600	06/05/2027	200,267
150,000	VeriSign, Inc.	4.750	07/15/2027	153,218

				1,176,084

	Machinery-Diversified— 0.4%
100,000	CNH Industrial N.V., MTN (United Kingdom)	3.850	11/15/2027	99,007
100,000	John Deere Capital Corp., MTN	2.800	09/08/2027	99,373

				198,380

	Media— 2.7%
200,000	CBS Corp.	2.900	01/15/2027	188,861
400,000	Comcast Corp.	2.350	01/15/2027	382,165
200,000	Comcast Corp.	3.300	02/01/2027	202,711
200,000	TWDC Enterprises 18 Corp., MTN(a)	2.950	06/15/2027	203,178
400,000	Warner Media LLC	3.800	02/15/2027	408,264

				1,385,179

	Miscellaneous Manufacturing— 1.3%
200,000	3M Co.	2.875	10/15/2027	198,874
150,000	Carlisle Cos., Inc.	3.750	12/01/2027	149,849
150,000	Eaton Corp.	3.103	09/15/2027	150,120
150,000	Parker-Hannifin Corp.	3.250	03/01/2027	151,187

				650,030

	Oil & Gas— 4.9%
200,000	BP Capital Markets PLC (United Kingdom)	3.017	01/16/2027	198,436
100,000	BP Capital Markets PLC (United Kingdom)	3.588	04/14/2027	102,998
400,000	BP Capital Markets PLC (United Kingdom)	3.279	09/19/2027	402,898
200,000	Canadian Natural Resources Ltd. (Canada)	3.850	06/01/2027	202,802
300,000	Cenovus Energy, Inc. (Canada)(a)	4.250	04/15/2027	299,334
200,000	Cimarex Energy Co.	3.900	05/15/2027	204,259
200,000	Concho Resources, Inc.	3.750	10/01/2027	202,910
300,000	EQT Corp.	3.900	10/01/2027	286,253
200,000	Hess Corp.	4.300	04/01/2027	201,025
200,000	Marathon Oil Corp.	4.400	07/15/2027	207,624
200,000	Occidental Petroleum Corp.	3.000	02/15/2027	194,343

				2,502,882

	Oil & Gas Services— 0.6%
300,000	Baker Hughes a GE Co. LLC/Baker Hughes Co.-Obligor, Inc.	3.337	12/15/2027	294,432

	Packaging & Containers— 0.2%
100,000	Packaging Corp. of America	3.400	12/15/2027	100,211

Schedule of Investments

	Pharmaceuticals— 3.9%
$ 150,000	AmerisourceBergen Corp.	3.450%	12/15/2027	$148,015
200,000	AstraZeneca PLC (United Kingdom)	3.125	06/12/2027	199,491
100,000	Bristol-Myers Squibb Co.(a)	3.250	02/27/2027	101,925
400,000	Cardinal Health, Inc.(a)	3.410	06/15/2027	387,407
200,000	Eli Lilly & Co.(a)	3.100	05/15/2027	204,910
400,000	Express Scripts Holding Co.	3.400	03/01/2027	397,696
200,000	Johnson & Johnson	2.950	03/03/2027	203,056
200,000	Novartis Capital Corp. (Switzerland)	3.100	05/17/2027	203,284
150,000	Zoetis, Inc.	3.000	09/12/2027	147,842

				1,993,626

	Pipelines— 4.1%
100,000	Boardwalk Pipelines LP	4.450	07/15/2027	100,130
100,000	Enable Midstream Partners LP	4.400	03/15/2027	98,441
200,000	Enbridge, Inc. (Canada)	3.700	07/15/2027	204,113
100,000	Energy Transfer Operating LP	4.200	04/15/2027	101,653
100,000	Enterprise Products Operating LLC	3.950	02/15/2027	104,454
198,000	MPLX LP	4.125	03/01/2027	200,712
200,000	ONEOK, Inc.	4.000	07/13/2027	202,409
500,000	Sabine Pass Liquefaction LLC	5.000	03/15/2027	533,858
150,000	Sunoco Logistics Partners Operations LP	4.000	10/01/2027	149,541
200,000	TC PipeLines LP	3.900	05/25/2027	200,660
200,000	Williams Cos., Inc. (The)	3.750	06/15/2027	202,563

				2,098,534

	REITs— 5.1%
200,000	American Tower Corp.	3.550	07/15/2027	200,067
300,000	Crown Castle International Corp.	3.650	09/01/2027	301,024
198,000	Digital Realty Trust LP	3.700	08/15/2027	200,798
300,000	Equinix, Inc.	5.375	05/15/2027	315,000
200,000	Healthcare Trust of America Holdings LP	3.750	07/01/2027	202,493
100,000	Mid-America Apartments LP	3.600	06/01/2027	101,811
300,000	MPT Operating Partnership LP/MPT Finance Corp.	5.000	10/15/2027	297,000
100,000	Omega Healthcare Investors, Inc.	4.500	04/01/2027	102,974
200,000	Realty Income Corp.	3.000	01/15/2027	197,970
200,000	Regency Centers LP	3.600	02/01/2027	204,317
199,000	Simon Property Group LP	3.375	06/15/2027	203,603
200,000	Simon Property Group LP(a)	3.375	12/01/2027	204,332
100,000	VEREIT Operating Partnership LP	3.950	08/15/2027	100,810

				2,632,199

	Retail— 3.6%
150,000	AutoZone, Inc.	3.750	06/01/2027	154,237
248,000	Costco Wholesale Corp.	3.000	05/18/2027	253,083
100,000	Darden Restaurants, Inc.	3.850	05/01/2027	102,543
200,000	Dollar General Corp.	3.875	04/15/2027	204,916
200,000	Home Depot, Inc. (The)	2.800	09/14/2027	199,555
400,000	Lowe’s Cos., Inc.	3.100	05/03/2027	395,290
200,000	McDonald’s Corp., GMTN	3.500	03/01/2027	206,108
200,000	O’Reilly Automotive, Inc.	3.600	09/01/2027	201,207
100,000	Walmart, Inc.	5.875	04/05/2027	121,559

				1,838,498

	Semiconductors— 4.2%
200,000	Applied Materials, Inc.	3.300	04/01/2027	204,379
1,100,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875	01/15/2027	1,047,006
200,000	Intel Corp.(a)	3.150	05/11/2027	203,972
100,000	Maxim Integrated Products, Inc.	3.450	06/15/2027	98,599
498,000	QUALCOMM, Inc.	3.250	05/20/2027	497,601
100,000	Texas Instruments, Inc.	2.900	11/03/2027	100,351

				2,151,908

	Shipbuilding— 0.3%
150,000	Huntington Ingalls Industries, Inc.	3.483	12/01/2027	148,815

	Software— 4.2%
200,000	Autodesk, Inc.	3.500	06/15/2027	197,506
998,000	Microsoft Corp.	3.300	02/06/2027	1,040,096
600,000	Oracle Corp.	3.250	11/15/2027	612,055
300,000	VMware, Inc.	3.900	08/21/2027	296,619

				2,146,276

	Telecommunications— 4.5%
500,000	AT&T, Inc.	4.250	03/01/2027	521,496
100,000	Nokia OYJ (Finland)	4.375	06/12/2027	98,250
500,000	Telefonica Emisiones S.A.U. (Spain)	4.103	03/08/2027	515,604

Schedule of Investments

$100,000	TELUS Corp. (Canada)	2.800%	02/16/2027	$96,715
200,000	TELUS Corp. (Canada)(a)	3.700	09/15/2027	204,727
798,000	Verizon Communications, Inc.	4.125	03/16/2027	848,480

				2,285,272

	Textiles— 0.4%
200,000	Cintas Corp. No. 2	3.700	04/01/2027	209,239

	Toys/Games/Hobbies— 0.2%
100,000	Hasbro, Inc.	3.500	09/15/2027	99,988

	Transportation— 1.4%
200,000	Burlington Northern Santa Fe LLC	3.250	06/15/2027	207,590
198,000	CSX Corp.	3.250	06/01/2027	199,146
100,000	Union Pacific Corp.(a)	3.000	04/15/2027	100,648
200,000	United Parcel Service, Inc.	3.050	11/15/2027	202,849

				710,233

	Water— 0.3%
150,000	American Water Capital Corp.	2.950	09/01/2027	147,438

	Total Corporate Bonds (Cost $48,603,686)			50,282,904

Number of Shares
	Money Market Funds - 0.6%
285,938	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $285,938)			285,938

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 48,889,624)— 99.1%			50,568,842

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 3.9%
1,494,567	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(b)(c)			1,494,567
498,040	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(b)(c)			498,189

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,992,756)			1,992,756

	Total Investments in Securities (Cost $50,882,380)— 103.0%			52,561,598
	Other assets less liabilities—(3.0)%			(1,527,681)

	Net Assets—100.0%			$51,033,917

Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at May 31, 2019.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 99.1%
	Aerospace/Defense— 6.7%
$150,000	General Dynamics Corp.	3.750%	05/15/2028	$160,193
200,000	Harris Corp.	4.400	06/15/2028	214,526
150,000	L3 Technologies, Inc.	4.400	06/15/2028	161,499
300,000	Northrop Grumman Corp.	3.250	01/15/2028	299,815
100,000	Spirit AeroSystems, Inc.	4.600	06/15/2028	103,436
500,000	United Technologies Corp.	4.125	11/16/2028	531,137

				1,470,606

	Agriculture— 0.2%
50,000	Philip Morris International, Inc.	3.125	03/02/2028	49,645

	Airlines— 0.2%
50,000	Delta Air Lines, Inc.	4.375	04/19/2028	50,282

	Auto Manufacturers— 2.1%
150,000	American Honda Finance Corp., GMTN	3.500	02/15/2028	155,906
100,000	Ford Motor Co.	6.625	10/01/2028	109,535
100,000	General Motors Co.	5.000	10/01/2028	100,886
50,000	Toyota Motor Corp. (Japan)	3.669	07/20/2028	52,917
50,000	Toyota Motor Credit Corp., GMTN	3.050	01/11/2028	50,618

				469,862

	Banks— 15.8%
200,000	Banco Santander S.A. (Spain)	3.800	02/23/2028	196,717
200,000	Banco Santander S.A. (Spain)	4.379	04/12/2028	205,129
100,000	Bank of New York Mellon Corp. (The), MTN	3.400	01/29/2028	103,538
200,000	Bank of New York Mellon Corp. (The), MTN	3.850	04/28/2028	215,427
50,000	Bank of New York Mellon Corp. (The), MTN	3.000	10/30/2028	49,463
200,000	Barclays PLC (United Kingdom)	4.337	01/10/2028	200,076
200,000	Barclays PLC (United Kingdom)	4.836	05/09/2028	199,346
300,000	Citigroup, Inc.	4.125	07/25/2028	308,609
300,000	Discover Bank, BKNT	4.650	09/13/2028	318,321
80,000	Fifth Third Bancorp	3.950	03/14/2028	84,747
100,000	KeyCorp, MTN	4.100	04/30/2028	106,823
200,000	Lloyds Banking Group PLC (United Kingdom)	4.375	03/22/2028	206,036
200,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	3.961	03/02/2028	216,008
200,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	4.050	09/11/2028	218,003
200,000	Mizuho Financial Group, Inc. (Japan)	4.018	03/05/2028	215,616
50,000	Northern Trust Corp.	3.650	08/03/2028	53,172
250,000	PNC Bank NA, BKNT	4.050	07/26/2028	265,041
105,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.544	01/17/2028	109,657
100,000	Sumitomo Mitsui Financial Group, Inc. (Japan)	3.944	07/19/2028	108,328
100,000	U.S. Bancorp, MTN	3.900	04/26/2028	108,287

				3,488,344

	Beverages— 3.3%
400,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.000	04/13/2028	417,393
100,000	Constellation Brands, Inc.	3.600	02/15/2028	100,718
200,000	Diageo Capital PLC (United Kingdom)	3.875	05/18/2028	215,188

				733,299

	Biotechnology— 0.8%
175,000	Celgene Corp.	3.900	02/20/2028	183,723

	Chemicals— 0.5%
100,000	PPG Industries, Inc.(a)	3.750	03/15/2028	103,619

	Cosmetics/Personal Care— 0.9%
200,000	Unilever Capital Corp. (United Kingdom)	3.500	03/22/2028	208,365

	Diversified Financial Services— 3.6%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)	3.875	01/23/2028	145,207
80,000	Brookfield Finance, Inc. (Canada)	3.900	01/25/2028	79,892
200,000	Capital One Financial Corp.	3.800	01/31/2028	199,955
100,000	Charles Schwab Corp. (The)	3.200	01/25/2028	100,964
50,000	CME Group, Inc.	3.750	06/15/2028	53,545
100,000	Mastercard, Inc.	3.500	02/26/2028	105,152

Schedule of Investments

$100,000	National Rural Utilities Cooperative Finance Corp.	3.400%	02/07/2028	$103,466

				788,181

	Electric— 3.8%
75,000	Berkshire Hathaway Energy Co.	3.250	04/15/2028	75,848
75,000	Commonwealth Edison Co.	3.700	08/15/2028	79,439
150,000	Duke Energy Florida LLC	3.800	07/15/2028	158,888
50,000	Duke Energy Progress LLC	3.700	09/01/2028	52,566
50,000	Edison International(a)	4.125	03/15/2028	47,634
100,000	Sempra Energy(a)	3.400	02/01/2028	98,554
100,000	Southwestern Electric Power Co., Series M	4.100	09/15/2028	106,298
100,000	Virginia Electric & Power Co., Series A	3.800	04/01/2028	105,682
100,000	Xcel Energy, Inc.(a)	4.000	06/15/2028	106,363

				831,272

	Electronics— 1.1%
100,000	Arrow Electronics, Inc.	3.875	01/12/2028	98,798
50,000	Jabil, Inc.	3.950	01/12/2028	47,695
100,000	Trimble, Inc.	4.900	06/15/2028	103,376

				249,869

	Engineering & Construction— 0.5%
100,000	Fluor Corp.	4.250	09/15/2028	100,967

	Environmental Control— 0.5%
100,000	Republic Services, Inc.	3.950	05/15/2028	106,104

	Food— 2.1%
100,000	Campbell Soup Co.	4.150	03/15/2028	101,310
200,000	General Mills, Inc.(a)	4.200	04/17/2028	210,891
50,000	Kellogg Co.	4.300	05/15/2028	53,428
100,000	Mondelez International, Inc.	4.125	05/07/2028	107,023

				472,652

	Healthcare-Products— 1.8%
200,000	Boston Scientific Corp.	4.000	03/01/2028	209,454
80,000	Edwards Lifesciences Corp.	4.300	06/15/2028	85,035
100,000	Stryker Corp.	3.650	03/07/2028	103,904

				398,393

	Healthcare-Services— 1.4%
200,000	Anthem, Inc.	4.101	03/01/2028	208,345
100,000	UnitedHealth Group, Inc.	3.850	06/15/2028	105,862

				314,207

	Household Products/Wares— 0.2%
50,000	Clorox Co. (The)	3.900	05/15/2028	53,059

	Insurance— 1.8%
100,000	American International Group, Inc.	4.200	04/01/2028	103,983
100,000	Lincoln National Corp.	3.800	03/01/2028	103,585
100,000	Prudential Financial, Inc., MTN	3.878	03/27/2028	106,593
75,000	Willis North America, Inc.	4.500	09/15/2028	79,517

				393,678

	Internet— 1.1%
50,000	Booking Holdings, Inc.	3.550	03/15/2028	51,504
200,000	Expedia Group, Inc.	3.800	02/15/2028	200,127

				251,631

	Iron/Steel— 0.5%
100,000	Nucor Corp.	3.950	05/01/2028	104,995

	Machinery-Construction & Mining— 0.5%
100,000	ABB Finance USA, Inc. (Switzerland)	3.800	04/03/2028	106,694

	Machinery-Diversified— 1.7%
100,000	Roper Technologies, Inc.	4.200	09/15/2028	105,465
250,000	Wabtec Corp.	4.950	09/15/2028	261,361

				366,826

	Media— 5.0%
50,000	CBS Corp.	3.375	02/15/2028	48,253
150,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.750	02/15/2028	146,673
250,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.200	03/15/2028	251,215
200,000	Comcast Corp.	3.150	02/15/2028	200,054
200,000	Comcast Corp.	3.550	05/01/2028	205,758
250,000	Discovery Communications LLC	3.950	03/20/2028	251,379

				1,103,332

	Miscellaneous Manufacturing— 0.7%
75,000	3M Co., MTN	3.625	09/14/2028	79,563

Schedule of Investments

$75,000	Ingersoll-Rand Global Holding Co. Ltd.	3.750%	08/21/2028	$77,205

				156,768

	Oil & Gas— 4.7%
200,000	Apache Corp.(a)	4.375	10/15/2028	204,114
100,000	BP Capital Markets PLC (United Kingdom)	3.723	11/28/2028	104,166
150,000	Concho Resources, Inc.	4.300	08/15/2028	158,645
150,000	Continental Resources, Inc.	4.375	01/15/2028	154,431
100,000	Equinor ASA (Norway)	3.625	09/10/2028	105,290
100,000	Noble Energy, Inc.	3.850	01/15/2028	100,242
100,000	Phillips 66	3.900	03/15/2028	103,002
100,000	Valero Energy Corp.	4.350	06/01/2028	104,172

				1,034,062

	Oil & Gas Services— 0.2%
50,000	Patterson-UTI Energy, Inc.	3.950	02/01/2028	48,616

	Packaging & Containers— 0.5%
100,000	WRKCo, Inc.	4.000	03/15/2028	102,068

	Pharmaceuticals— 10.8%
1,000,000	CVS Health Corp.	4.300	03/25/2028	1,030,804
100,885	CVS Pass-Through Trust	6.036	12/10/2028	111,670
300,000	GlaxoSmithKline Capital, Inc. (United Kingdom)	3.875	05/15/2028	319,427
200,000	Johnson & Johnson(a)	2.900	01/15/2028	201,749
100,000	McKesson Corp.	3.950	02/16/2028	101,860
200,000	Pfizer, Inc.	3.600	09/15/2028	212,764
100,000	Pharmacia LLC	6.600	12/01/2028	127,792
200,000	Sanofi (France)	3.625	06/19/2028	211,584
50,000	Zoetis, Inc.	3.900	08/20/2028	52,237

				2,369,887

	Pipelines— 7.3%
105,000	Enable Midstream Partners LP	4.950	05/15/2028	107,298
150,000	Energy Transfer Operating LP	4.950	06/15/2028	158,278
200,000	EQM Midstream Partners LP	5.500	07/15/2028	206,017
250,000	Kinder Morgan, Inc.	4.300	03/01/2028	260,206
200,000	MPLX LP	4.000	03/15/2028	200,511
100,000	ONEOK, Inc.	4.550	07/15/2028	105,438
50,000	Phillips 66 Partners LP	3.750	03/01/2028	49,807
250,000	Sabine Pass Liquefaction LLC	4.200	03/15/2028	252,921
200,000	TransCanada PipeLines Ltd. (Canada)	4.250	05/15/2028	210,299
50,000	Valero Energy Partners LP	4.500	03/15/2028	52,940

				1,603,715

	REITs— 4.8%
50,000	American Homes 4 Rent LP	4.250	02/15/2028	50,751
100,000	American Tower Corp.	3.600	01/15/2028	99,968
150,000	Crown Castle International Corp.	3.800	02/15/2028	151,575
100,000	Digital Realty Trust LP	4.450	07/15/2028	106,679
50,000	ERP Operating LP	3.500	03/01/2028	51,904
100,000	GLP Capital LP/GLP Financing II, Inc.	5.750	06/01/2028	109,075
100,000	Omega Healthcare Investors, Inc.	4.750	01/15/2028	104,120
50,000	Realty Income Corp.	3.650	01/15/2028	52,005
70,000	Senior Housing Properties Trust	4.750	02/15/2028	64,477
100,000	Ventas Realty LP	4.000	03/01/2028	103,532
150,000	Welltower, Inc.	4.250	04/15/2028	158,089

				1,052,175

	Retail— 5.2%
100,000	Dollar General Corp.	4.125	05/01/2028	104,177
200,000	Dollar Tree, Inc.	4.200	05/15/2028	202,310
150,000	McDonald’s Corp., GMTN	3.800	04/01/2028	157,318
50,000	O’Reilly Automotive, Inc.	4.350	06/01/2028	53,011
100,000	Starbucks Corp.(a)	3.500	03/01/2028	102,389
100,000	Starbucks Corp.	4.000	11/15/2028	106,660
400,000	Walmart, Inc.	3.700	06/26/2028	425,949

				1,151,814

	Semiconductors— 0.6%
150,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.500	01/15/2028	137,059

	Software— 1.3%
275,000	salesforce.com, Inc.	3.700	04/11/2028	292,539

	Telecommunications— 3.1%
150,000	Motorola Solutions, Inc.	4.600	02/23/2028	154,848

Schedule of Investments

$500,000	Vodafone Group PLC (United Kingdom)	4.375%	05/30/2028	$521,802

				676,650

	Transportation— 3.3%
100,000	Canadian Pacific Railway Co. (Canada)	4.000	06/01/2028	106,906
80,000	CH Robinson Worldwide, Inc.	4.200	04/15/2028	84,001
100,000	CSX Corp.	3.800	03/01/2028	104,688
50,000	FedEx Corp.	3.400	02/15/2028	50,589
50,000	Kirby Corp.	4.200	03/01/2028	51,043
300,000	Union Pacific Corp.	3.950	09/10/2028	319,824

				717,051

	Water— 0.5%
100,000	American Water Capital Corp.	3.750	09/01/2028	104,497

	Total Corporate Bonds (Cost $20,914,046)			21,846,506

Number of Shares
	Money Market Funds - 0.0%
3,315	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $3,315)			3,315

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 20,917,361)— 99.1%			21,849,821

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 4.5%
746,439	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(b)(c)			746,439
248,888	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(b)(c)			248,963

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $995,402)			995,402

	Total Investments in Securities (Cost $21,912,763)— 103.6%			22,845,223
	Other assets less liabilities—(3.6)%			(793,892)

	Net Assets—100.0%			$22,051,331

Abbreviations:

BKNT - Bank Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at May 31, 2019.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 60.7%
	Advertising— 0.5%
$4,540,000	Clear Channel International BV, Series B(a)	8.750%	12/15/2020	$4,664,850

	Airlines— 1.2%
10,388,000	American Airlines Group, Inc.(a)	5.500	10/01/2019	10,478,895

	Auto Manufacturers— 1.9%
9,176,000	BCD Acquisition, Inc.(a)	9.625	09/15/2023	9,634,800
7,288,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)(b)	4.250	11/15/2019	7,269,780

				16,904,580

	Building Materials— 0.6%
5,362,000	Omnimax International, Inc.(a)	12.000	08/15/2020	5,449,132

	Chemicals— 2.1%
11,026,000	Chemours Co. (The)(b)	6.625	05/15/2023	11,026,000
7,055,000	PQ Corp.(a)	6.750	11/15/2022	7,310,744

				18,336,744

	Commercial Services— 2.4%
5,858,000	Herc Rentals, Inc.(a)(b)	7.500	06/01/2022	6,063,030
6,179,000	Herc Rentals, Inc.(a)(b)	7.750	06/01/2024	6,514,983
8,372,000	Nielsen Co. Luxembourg Sarl (The)(a)	5.500	10/01/2021	8,413,860

				20,991,873

	Computers— 3.6%
21,295,000	Dell International LLC/EMC Corp.(a)	5.875	06/15/2021	21,609,701
8,667,000	Dell, Inc.(b)	5.875	06/15/2019	8,682,167
1,462,000	GCI LLC	6.750	06/01/2021	1,463,828

				31,755,696

	Diversified Financial Services— 4.3%
10,869,000	Ally Financial, Inc.	3.750	11/18/2019	10,888,021
4,038,000	Blackstone CQP Holdco LP(a)	6.000	08/18/2021	4,038,000
8,841,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)	7.375	04/01/2020	8,841,000
13,541,000	Navient Corp., MTN	4.875	06/17/2019	13,548,447

				37,315,468

	Electric— 3.3%
10,720,000	Calpine Corp.(a)	6.000	01/15/2022	10,840,600
16,865,000	Vistra Energy Corp.	7.625	11/01/2024	17,783,299

				28,623,899

	Entertainment— 2.2%
2,672,000	EMI Music Publishing Group North America Holdings, Inc.(a)	7.625	06/15/2024	2,829,648
15,876,000	Scientific Games International, Inc.	10.000	12/01/2022	16,709,490

				19,539,138

	Healthcare-Products— 1.0%
8,342,000	Kinetic Concepts, Inc./KCI USA, Inc.(a)	7.875	02/15/2021	8,567,818

	Healthcare-Services— 3.9%
19,412,000	Centene Corp.	5.625	02/15/2021	19,654,650
9,621,000	Select Medical Corp.	6.375	06/01/2021	9,640,242
4,684,000	Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.(a)	7.500	10/01/2024	4,894,780

				34,189,672

	Home Builders— 1.6%
2,925,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(a)	5.250	04/15/2021	2,914,031
5,993,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	5,955,544
4,737,000	William Lyon Homes, Inc.	7.000	08/15/2022	4,748,843

				13,618,418

	Household Products/Wares— 0.1%
1,268,000	Spectrum Brands, Inc.	6.625	11/15/2022	1,296,530

	Insurance— 0.2%
2,170,000	Radian Group, Inc.	5.500	06/01/2019	2,170,000

	Iron/Steel— 1.1%
9,775,000	Steel Dynamics, Inc.	5.125	10/01/2021	9,811,656

Schedule of Investments

	Lodging— 1.8%
$10,538,000	Boyd Gaming Corp.	6.875%	05/15/2023	$10,906,830
4,204,000	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.(a)	10.250	11/15/2022	4,519,300

				15,426,130

	Media— 10.8%
22,743,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/2022	23,311,575
19,663,000	DISH DBS Corp.	7.875	09/01/2019	19,842,130
7,166,000	Sinclair Television Group, Inc.	6.125	10/01/2022	7,273,490
20,409,000	Sirius XM Radio, Inc.(a)	6.000	07/15/2024	21,050,863
4,606,000	TEGNA, Inc.	5.125	10/15/2019	4,612,172
15,442,000	Tribune Media Co.	5.875	07/15/2022	15,688,300
2,707,000	Univision Communications, Inc.(a)	6.750	09/15/2022	2,747,605

				94,526,135

	Metal Fabricate/Hardware— 0.6%
4,783,000	Zekelman Industries, Inc.(a)	9.875	06/15/2023	5,034,108

	Oil & Gas— 1.0%
3,070,000	Rowan Cos., Inc.	7.875	08/01/2019	3,081,512
6,010,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	13.000	11/30/2020	5,769,600

				8,851,112

	Packaging & Containers— 1.1%
5,592,000	Berry Global, Inc.	6.000	10/15/2022	5,703,840
4,044,000	Silgan Holdings, Inc.	5.500	02/01/2022	4,064,220

				9,768,060

	Pipelines— 0.9%
7,635,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.750	03/15/2024	7,949,944

	REITs— 0.9%
8,035,000	Iron Mountain, Inc.	6.000	08/15/2023	8,215,787

	Retail— 2.0%
4,956,000	Hot Topic, Inc.(a)	9.250	06/15/2021	4,988,214
3,726,000	PriSo Acquisition Corp.(a)	9.000	05/15/2023	3,628,192
5,079,000	Reliance Intermediate Holdings LP (Canada)(a)	6.500	04/01/2023	5,218,673
3,576,000	Yum! Brands, Inc.	5.300	09/15/2019	3,598,350

				17,433,429

	Semiconductors— 0.5%
3,992,000	Advanced Micro Devices, Inc.(b)	7.000	07/01/2024	4,151,680

	Software— 4.7%
92,000	CDK Global, Inc.	3.800	10/15/2019	92,230
25,472,000	Solera LLC/Solera Finance, Inc.(a)	10.500	03/01/2024	27,540,326
13,236,000	TIBCO Software, Inc.(a)	11.375	12/01/2021	14,005,343

				41,637,899

	Telecommunications— 6.4%
3,465,000	CenturyLink, Inc., Series Q(b)	6.150	09/15/2019	3,482,325
305,000	Telesat Canada/Telesat LLC (Canada)(a)	8.875	11/15/2024	329,781
16,114,000	T-Mobile USA, Inc.	6.000	03/01/2023	16,496,707
12,640,000	T-Mobile USA, Inc.	6.500	01/15/2024	13,082,400
22,250,000	T-Mobile USA, Inc.	6.375	03/01/2025	23,114,413

				56,505,626

	Total Corporate Bonds (Cost $532,615,278)			533,214,279

Principal Amount
	Short- Term Investments - 35.3%
	U.S. Treasury Securities - 35.3%(c)
45,000,000	U.S. Treasury Bill	2.275%	07/25/2019	44,851,258
5,000,000	U.S. Treasury Bill	2.276	08/15/2019	4,976,934
39,986,000	U.S. Treasury Bill	2.330	06/20/2019	39,943,468
20,000,000	U.S. Treasury Bill	2.340	07/25/2019	19,933,893
20,000,000	U.S. Treasury Bill	2.352	07/25/2019	19,933,893
18,000,000	U.S. Treasury Bill	2.357	06/20/2019	17,980,854
17,000,000	U.S. Treasury Bill	2.360	06/20/2019	16,981,917
15,000,000	U.S. Treasury Bill	2.361	06/20/2019	14,984,045
130,000,000	U.S. Treasury Bill	2.365	06/20/2019	129,861,721

	Total U.S. Treasury Securities (Cost $309,393,809)			309,447,983

Schedule of Investments

Number of Shares
	Money Market Funds - 4.0%
35,159,371	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $35,159,371)	$35,159,371

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 877,168,458)— 100.0%	877,821,633

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 1.7%
11,058,614	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(d)(e)	11,058,614
3,685,756	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)	3,686,862

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,745,476)	14,745,476

	Total Investments in Securities (Cost $891,913,934)— 101.7%	892,567,109
	Other assets less liabilities—(1.7)%	(14,770,908)

	Net Assets—100.0%	$877,796,201

Abbreviations:

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $225,167,657, which represented 25.65% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2020 High Yield Corporate Bond ETF (BSJK)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 97.9%
	Airlines— 1.7%
$11,188,000	American Airlines Group, Inc.(a)(b)	4.625%	03/01/2020	$11,271,910
6,669,000	United Continental Holdings, Inc.(b)	6.000	12/01/2020	6,927,424

				18,199,334

	Auto Manufacturers— 1.0%
11,350,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)(b)	3.500	03/15/2020	11,222,312

	Auto Parts & Equipment— 0.6%
6,419,000	Goodyear Tire & Rubber Co. (The)(b)	8.750	08/15/2020	6,780,069

	Building Materials— 0.5%
5,679,000	Norbord, Inc. (Canada)(a)	5.375	12/01/2020	5,828,074

	Chemicals— 5.8%
16,907,000	Blue Cube Spinco LLC	9.750	10/15/2023	18,639,967
11,738,000	Blue Cube Spinco LLC	10.000	10/15/2025	13,219,923
11,503,000	CF Industries, Inc.	7.125	05/01/2020	11,830,720
18,823,000	TPC Group, Inc.(a)	8.750	12/15/2020	18,587,713

				62,278,323

	Commercial Services— 4.3%
9,096,000	APX Group, Inc.(b)	8.750	12/01/2020	8,550,240
16,039,000	Hertz Corp. (The)	5.875	10/15/2020	15,968,829
18,043,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/2020	18,046,609
3,446,000	Service Corp. International	4.500	11/15/2020	3,458,922

				46,024,600

	Computers— 5.8%
45,369,000	EMC Corp.	2.650	06/01/2020	44,882,806
6,326,000	Harland Clarke Holdings Corp.(a)	6.875	03/01/2020	6,231,110
10,082,000	Unisys Corp.(a)	10.750	04/15/2022	11,178,418

				62,292,334

	Cosmetics/Personal Care— 0.9%
9,826,000	Avon Products, Inc. (United Kingdom)	6.600	03/15/2020	10,071,650

	Diversified Financial Services— 13.1%
22,437,000	Ally Financial, Inc.	8.000	03/15/2020	23,250,341
17,487,000	Ally Financial, Inc.	4.125	03/30/2020	17,574,435
11,575,000	Ally Financial, Inc.	7.500	09/15/2020	12,153,750
7,344,000	CNG Holdings, Inc.(a)(b)	9.375	05/15/2020	7,389,900
5,712,000	LoanCore Capital Markets LLC/JLC Finance Corp.(a)	6.875	06/01/2020	5,687,010
34,844,000	Navient Corp., MTN	8.000	03/25/2020	35,932,875
11,417,000	Navient Corp.	5.000	10/26/2020	11,573,984
22,563,000	Springleaf Finance Corp.	8.250	12/15/2020	24,114,206
4,069,000	Stearns Holdings LLC(a)(b)	9.375	08/15/2020	3,865,550

				141,542,051

	Electric— 0.1%
1,521,000	SCANA Corp., MTN	6.250	04/01/2020	1,553,832

	Electrical Components & Equipment— 0.5%
5,710,000	Artesyn Embedded Technologies, Inc.(a)(b)	9.750	10/15/2020	5,824,200

	Electronics— 0.7%
7,031,000	ADT Security Corp. (The)	5.250	03/15/2020	7,136,465

	Entertainment— 0.5%
4,854,000	Scientific Games International, Inc.	6.250	09/01/2020	4,866,135

	Healthcare-Products— 1.4%
16,119,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a)(b)	4.875	04/15/2020	15,549,999

	Healthcare-Services— 5.0%
11,156,000	Tenet Healthcare Corp.	4.750	06/01/2020	11,267,560
41,076,000	Tenet Healthcare Corp.	6.000	10/01/2020	42,351,410

				53,618,970

	Home Builders— 2.4%
10,517,000	Brookfield Residential Properties, Inc. (Canada)(a)	6.500	12/15/2020	10,503,854

Schedule of Investments

$8,657,000	KB Home	8.000%	03/15/2020	$8,938,352
6,148,000	Meritage Homes Corp.	7.150	04/15/2020	6,324,755

				25,766,961

	Insurance— 1.3%
9,041,000	Genworth Holdings, Inc.(b)	7.700	06/15/2020	9,090,725
5,265,000	Radian Group, Inc.	5.250	06/15/2020	5,357,138

				14,447,863

	Lodging— 2.9%
9,773,000	MGM Resorts International	5.250	03/31/2020	9,928,488
20,228,000	MGM Resorts International	6.750	10/01/2020	21,062,405

				30,990,893

	Machinery-Diversified— 0.4%
4,508,000	Briggs & Stratton Corp.	6.875	12/15/2020	4,671,415

	Media— 9.9%
11,841,000	Cablevision Systems Corp.	8.000	04/15/2020	12,225,833
39,848,000	CSC Holdings LLC(a)	10.875	10/15/2025	45,329,092
25,847,000	DISH DBS Corp.	5.125	05/01/2020	26,041,370
8,721,000	Lee Enterprises, Inc.(a)	9.500	03/15/2022	8,906,321
13,947,000	TEGNA, Inc.	5.125	07/15/2020	14,000,696

				106,503,312

	Mining— 3.0%
13,616,000	Eldorado Gold Corp. (Canada)(a)	6.125	12/15/2020	13,626,893
17,370,000	Freeport-McMoRan, Inc.	6.875	02/15/2023	18,216,787

				31,843,680

	Office/Business Equipment— 0.7%
7,902,000	Lexmark International, Inc.(b)	7.125	03/15/2020	7,862,490

	Oil & Gas— 2.8%
8,225,000	Chesapeake Energy Corp.	6.625	08/15/2020	8,368,938
2,161,000	EP Energy LLC/Everest Acquisition Finance, Inc.	9.375	05/01/2020	467,316
16,204,000	Nabors Industries, Inc.	5.000	09/15/2020	16,487,570
4,767,000	Sable Permian Resources Land LLC/AEPB Finance Corp.(a)	8.000	06/15/2020	3,980,445
1,106,000	Transocean, Inc.(b)	6.500	11/15/2020	1,133,650

				30,437,919

	Packaging & Containers— 8.0%
22,712,000	Ball Corp.	4.375	12/15/2020	23,166,240
53,072,215	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A.	5.750	10/15/2020	53,220,817
9,940,000	Sealed Air Corp.(a)	6.500	12/01/2020	10,287,900

				86,674,957

	Pipelines— 4.2%
13,044,000	DCP Midstream Operating LP(a)	5.350	03/15/2020	13,223,355
21,195,000	Energy Transfer Operating LP	7.500	10/15/2020	22,500,811
9,135,000	NuStar Logistics LP	4.800	09/01/2020	9,249,188

				44,973,354

	Private Equity— 3.5%
37,875,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.000	08/01/2020	37,922,344

	REITs— 2.3%
6,072,000	CoreCivic, Inc.	4.125	04/01/2020	6,079,590
9,035,000	iStar, Inc.	4.625	09/15/2020	9,091,469
9,151,000	Vici Properties 1 LLC/Vici FC, Inc.	8.000	10/15/2023	9,974,590

				25,145,649

	Retail— 2.8%
7,645,000	L Brands, Inc.(b)	7.000	05/01/2020	7,893,462
8,437,000	Michaels Stores, Inc.(a)	5.875	12/15/2020	8,462,311
7,093,000	Penske Automotive Group, Inc.	3.750	08/15/2020	7,084,134
7,104,000	Yum! Brands, Inc.	3.875	11/01/2020	7,121,760

				30,561,667

	Telecommunications— 11.3%
23,489,000	CenturyLink, Inc., Series V	5.625	04/01/2020	23,895,360
3,611,000	Frontier Communications Corp.(b)	8.500	04/15/2020	3,520,725
30,388,000	Intelsat Jackson Holdings S.A. (Luxembourg)(a)	8.000	02/15/2024	31,755,460
8,240,000	Iridium Communications, Inc.(a)	10.250	04/15/2023	8,981,600
20,991,000	Sprint Communications, Inc.(a)	7.000	03/01/2020	21,542,014
30,815,000	Sprint Communications, Inc.	7.000	08/15/2020	31,970,562
101,000	T-Mobile USA, Inc.	6.500	01/15/2024	104,535

				121,770,256

	Toys/Games/Hobbies— 0.5%
5,600,000	Mattel, Inc.(b)	4.350	10/01/2020	5,628,000

Schedule of Investments

	Total Corporate Bonds (Cost $1,058,157,628)	$1,057,989,108

Number of Shares
	Money Market Funds - 2.7%
29,027,954	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $29,027,954)	29,027,954

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 1,087,185,582)— 100.6%	1,087,017,062

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 2.8%
23,026,828	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)	23,026,828
7,662,489	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)	7,664,787

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,691,615)	30,691,615

	Total Investments in Securities (Cost $1,117,877,197)— 103.4%	1,117,708,677
	Other assets less liabilities—(3.4)%	(36,386,364)

	Net Assets—100.0%	$1,081,322,313

Abbreviations:

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $279,235,441, which represented 25.82% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2021 High Yield Corporate Bond ETF (BSJL)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 96.6%
	Aerospace/Defense— 2.5%
$14,094,000	Bombardier, Inc. (Canada)(a)	8.750%	12/01/2021	$15,271,554
3,812,000	Triumph Group, Inc.	4.875	04/01/2021	3,754,820

				19,026,374

	Agriculture— 1.1%
2,653,000	Pyxus International, Inc.(a)	8.500	04/15/2021	2,719,325
6,550,000	Pyxus International, Inc.	9.875	07/15/2021	5,583,875

				8,303,200

	Airlines— 0.6%
4,085,000	Air Canada (Canada)(a)	7.750	04/15/2021	4,370,133

	Banks— 0.6%
4,769,000	CIT Group, Inc.	4.125	03/09/2021	4,816,785

	Building Materials— 0.4%
3,258,000	CPG Merger Sub LLC(a)	8.000	10/01/2021	3,315,015

	Chemicals— 2.3%
8,221,000	Momentive Performance Materials, Inc.	3.880	10/24/2021	9,285,620
7,561,000	WR Grace & Co.(a)	5.125	10/01/2021	7,691,049

				16,976,669

	Coal— 0.5%
3,728,000	CONSOL Energy, Inc.(a)	11.000	11/15/2025	4,049,540

	Commercial Services— 1.8%
5,308,000	Hertz Corp. (The)(b)	7.375	01/15/2021	5,288,095
5,586,000	Nesco LLC/Nesco Finance Corp.(a)	6.875	02/15/2021	5,572,035
2,283,000	R.R. Donnelley & Sons Co.	7.875	03/15/2021	2,334,367

				13,194,497

	Computers— 2.8%
4,040,000	Dell, Inc.(b)	4.625	04/01/2021	4,107,205
7,527,000	Harland Clarke Holdings Corp.(a)(b)	9.250	03/01/2021	7,359,298
4,948,000	NCR Corp.	4.625	02/15/2021	4,946,516
4,118,000	NCR Corp.	5.875	12/15/2021	4,159,180

				20,572,199

	Cosmetics/Personal Care— 2.3%
6,257,000	Edgewell Personal Care Co.	4.700	05/19/2021	6,242,296
6,050,000	First Quality Finance Co., Inc.(a)	4.625	05/15/2021	6,050,000
5,292,000	Revlon Consumer Products Corp.(b)	5.750	02/15/2021	4,762,800

				17,055,096

	Diversified Financial Services— 8.5%
6,453,000	Ally Financial, Inc.	4.250	04/15/2021	6,541,729
16,037,000	Blackstone CQP Holdco LP(a)	6.500	03/20/2021	16,111,251
4,100,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)	7.500	04/15/2021	4,176,875
3,497,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)	5.875	08/01/2021	3,559,247
6,267,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	6.500	07/01/2021	6,238,924
6,243,000	Navient Corp.	5.875	03/25/2021	6,389,398
7,894,000	Navient Corp.	6.625	07/26/2021	8,207,471
6,665,000	Springleaf Finance Corp.	7.750	10/01/2021	7,206,531
4,853,000	Voyager Aviation Holdings LLC/Voyager Finance Co.(a)(b)	8.500	08/15/2021	4,974,325

				63,405,751

	Electric— 2.2%
4,837,000	AES Corp. (The)	4.000	03/15/2021	4,879,324
10,595,000	NRG Energy, Inc.	7.250	05/15/2026	11,469,087

				16,348,411

	Electrical Components & Equipment— 0.7%
5,264,000	WESCO Distribution, Inc.	5.375	12/15/2021	5,316,640

	Electronics— 1.4%
10,069,000	ADT Security Corp. (The)	6.250	10/15/2021	10,572,450

	Energy-Alternate Sources— 0.6%
3,959,000	Enviva Partners LP/Enviva Partners Finance Corp.	8.500	11/01/2021	4,132,206

Schedule of Investments

	Entertainment— 1.6%
$4,231,000	Boyne USA, Inc.(a)	7.250%	05/01/2025	$4,590,635
3,026,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.(a)	6.125	08/15/2021	3,060,042
4,096,000	Scientific Games International, Inc.	6.625	05/15/2021	4,152,320

				11,802,997

	Environmental Control— 1.8%
6,278,000	Clean Harbors, Inc.	5.125	06/01/2021	6,301,542
6,988,000	Tervita Escrow Corp. (Canada)(a)	7.625	12/01/2021	7,040,410

				13,341,952

	Food— 1.3%
7,805,000	B&G Foods, Inc.	4.625	06/01/2021	7,814,756
2,097,000	KeHE Distributors LLC/KeHE Finance Corp.(a)	7.625	08/15/2021	2,091,758

				9,906,514

	Forest Products & Paper— 0.5%
3,500,000	Eldorado Intl. Finance GmbH (Brazil)(a)	8.625	06/16/2021	3,661,875

	Healthcare-Products— 0.8%
5,385,000	Kinetic Concepts, Inc./KCI USA, Inc.(a)	12.500	11/01/2021	5,948,810

	Healthcare-Services— 5.4%
10,057,000	CHS/Community Health Systems, Inc.(b)	5.125	08/01/2021	9,881,002
10,038,000	HCA Healthcare, Inc.	6.250	02/15/2021	10,477,163
9,640,000	Tenet Healthcare Corp.	4.500	04/01/2021	9,736,400
10,147,000	Tenet Healthcare Corp.	4.375	10/01/2021	10,274,852

				40,369,417

	Home Builders— 2.5%
4,982,000	KB Home	7.000	12/15/2021	5,294,720
8,000	Lennar Corp.	8.375	01/15/2021	8,620
3,114,000	M/I Homes, Inc.	6.750	01/15/2021	3,160,710
6,902,000	PulteGroup, Inc.	4.250	03/01/2021	6,962,392
3,377,000	TRI Pointe Group, Inc.	4.875	07/01/2021	3,402,328

				18,828,770

	Household Products/Wares— 0.6%
4,068,000	Prestige Brands, Inc.(a)	5.375	12/15/2021	4,083,255

	Insurance— 1.9%
5,470,000	Genworth Holdings, Inc.(b)	7.200	02/15/2021	5,292,225
7,067,000	Genworth Holdings, Inc.	7.625	09/24/2021	6,837,322
2,062,000	Radian Group, Inc.	7.000	03/15/2021	2,198,608

				14,328,155

	Internet— 0.9%
1,412,000	Cogent Communications Group, Inc.(a)	5.625	04/15/2021	1,422,590
5,146,000	Netflix, Inc.	5.375	02/01/2021	5,299,814

				6,722,404

	Iron/Steel— 1.3%
4,986,000	AK Steel Corp.(b)	7.625	10/01/2021	4,836,420
5,149,000	Allegheny Technologies, Inc.	5.950	01/15/2021	5,134,583

				9,971,003

	Lodging— 3.3%
7,863,000	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.(a)	6.750	11/15/2021	8,067,045
12,911,000	MGM Resorts International	6.625	12/15/2021	13,798,631
3,019,000	Wyndham Destinations, Inc.	5.625	03/01/2021	3,124,665

				24,990,341

	Media— 6.7%
11,387,000	CSC Holdings LLC	6.750	11/15/2021	12,169,856
21,386,000	DISH DBS Corp.	6.750	06/01/2021	22,134,510
5,700,000	Sinclair Television Group, Inc.	5.375	04/01/2021	5,714,250
3,899,000	TEGNA, Inc.(a)	4.875	09/15/2021	3,908,748
6,000,000	Virgin Media Secured Finance PLC (United Kingdom)	5.250	01/15/2021	6,185,700

				50,113,064

	Metal Fabricate/Hardware— 0.3%
2,256,000	Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.(a)	8.625	06/01/2021	2,081,160

	Mining— 1.7%
2,898,000	Century Aluminum Co.(a)(b)	7.500	06/01/2021	2,861,775
7,449,000	Freeport-McMoRan, Inc.	4.000	11/14/2021	7,514,179
2,169,000	International Wire Group, Inc.(a)	10.750	08/01/2021	2,219,158

				12,595,112

	Office/Business Equipment— 2.4%
7,648,000	Pitney Bowes, Inc.	3.875	10/01/2021	7,392,557

Schedule of Investments

$10,713,000	Xerox Corp.	4.500%	05/15/2021	$10,858,804

				18,251,361

	Oil & Gas— 8.4%
4,277,000	Baytex Energy Corp. (Canada)(a)	5.125	06/01/2021	4,244,922
9,242,000	Calumet Specialty Products Partners LP/Calumet Finance Corp.	6.500	04/15/2021	8,849,215
4,446,000	Chesapeake Energy Corp.	6.125	02/15/2021	4,446,000
6,689,000	Denbury Resources, Inc.(a)	9.000	05/15/2021	6,538,497
1,112,000	Denbury Resources, Inc.	6.375	08/15/2021	917,400
2,681,000	Great Western Petroleum LLC/Great Western Finance Corp.(a)	9.000	09/30/2021	2,128,044
7,687,000	Nabors Industries, Inc.	4.625	09/15/2021	7,437,173
4,086,000	QEP Resources, Inc.	6.875	03/01/2021	4,167,720
5,049,000	Range Resources Corp.	5.750	06/01/2021	5,049,000
3,000,000	Transocean, Inc.	8.375	12/15/2021	3,157,500
7,133,000	Unit Corp.	6.625	05/15/2021	6,740,685
9,142,000	Whiting Petroleum Corp.	5.750	03/15/2021	9,071,607

				62,747,763

	Oil & Gas Services— 1.7%
4,124,000	Forum Energy Technologies, Inc.	6.250	10/01/2021	3,876,560
3,701,000	KCA Deutag UK Finance PLC (United Kingdom)(a)	7.250	05/15/2021	2,831,265
8,200,000	SESI LLC	7.125	12/15/2021	6,150,000

				12,857,825

	Packaging & Containers— 0.6%
4,393,000	Graphic Packaging International LLC	4.750	04/15/2021	4,475,369

	Pharmaceuticals— 0.6%
2,016,000	BioScrip, Inc.(b)	8.875	02/15/2021	2,021,040
2,835,000	Owens & Minor, Inc.	3.875	09/15/2021	2,367,225

				4,388,265

	Pipelines— 2.3%
4,523,000	American Midstream Partners LP/American Midstream Finance Corp.(a)	9.500	12/15/2021	4,409,925
5,310,000	DCP Midstream Operating LP(a)	4.750	09/30/2021	5,388,057
4,294,000	Martin Midstream Partners LP/Martin Midstream Finance Corp.	7.250	02/15/2021	4,186,650
3,298,000	NuStar Logistics LP	6.750	02/01/2021	3,429,920

				17,414,552

	Real Estate— 0.8%
5,731,000	Realogy Group LLC/Realogy Co.-Issuer Corp.(a)(b)	5.250	12/01/2021	5,688,018

	REITs— 2.6%
5,052,000	Iron Mountain, Inc.(a)	4.375	06/01/2021	5,058,315
3,122,000	iStar, Inc.	6.500	07/01/2021	3,168,830
3,689,000	RHP Hotel Properties LP/RHP Finance Corp.	5.000	04/15/2021	3,712,056
7,305,000	Starwood Property Trust, Inc.	5.000	12/15/2021	7,365,486

				19,304,687

	Retail— 4.7%
4,376,000	DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp.(a)	8.000	06/01/2021	4,441,640
5,208,000	Ferrellgas LP/Ferrellgas Finance Corp.(b)	6.500	05/01/2021	4,635,120
4,804,000	GameStop Corp.(a)(b)	6.750	03/15/2021	4,828,020
6,703,000	Guitar Center, Inc.(a)(b)	9.500	10/15/2021	6,518,667
2,523,000	J Crew Brand LLC/J Crew Brand Corp.(a)	13.000	09/15/2021	2,598,690
8,185,000	L Brands, Inc.	6.625	04/01/2021	8,584,019
3,332,000	Yum! Brands, Inc.	3.750	11/01/2021	3,332,000

				34,938,156

	Software— 0.5%
4,016,000	Blackboard, Inc.(a)(b)	9.750	10/15/2021	3,835,280

	Telecommunications— 12.6%
13,047,000	CenturyLink, Inc., Series S	6.450	06/15/2021	13,601,497
6,502,000	CommScope, Inc.(a)	5.000	06/15/2021	6,485,745
9,586,000	Hughes Satellite Systems Corp.	7.625	06/15/2021	10,200,367
4,890,000	Level 3 Financing, Inc.	6.125	01/15/2021	4,926,675
10,430,000	Sprint Communications, Inc.	11.500	11/15/2021	11,902,194
24,049,000	Sprint Corp.	7.250	09/15/2021	25,341,634
20,903,000	T-Mobile USA, Inc.	6.500	01/15/2026	22,104,923

				94,563,035

	Toys/Games/Hobbies— 0.5%
4,062,000	Mattel, Inc.	2.350	08/15/2021	3,838,590

	Total Corporate Bonds (Cost $723,269,530)			722,502,696

Schedule of Investments

Number of Shares
	Money Market Funds - 1.7%
13,043,500	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $13,043,500)	$13,043,500

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 736,313,030)— 98.3%	735,546,196

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 5.1%
28,034,454	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)	28,034,454
9,641,504	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)	9,644,397

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,678,851)	37,678,851

	Total Investments in Securities (Cost $773,991,881)— 103.4%	773,225,047
	Other assets less liabilities—(3.4)%	(25,218,658)

	Net Assets—100.0%	$748,006,389

Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $201,251,993, which represented 26.91% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.0%
	Advertising— 0.4%
$1,796,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.250%	02/15/2022	$1,819,366

	Aerospace/Defense— 3.2%
1,852,000	Bombardier, Inc. (Canada)(a)	5.750	03/15/2022	1,848,333
4,258,000	Bombardier, Inc. (Canada)(a)	6.000	10/15/2022	4,171,563
1,051,000	Moog, Inc.(a)	5.250	12/01/2022	1,064,137
812,000	Pioneer Holdings LLC/Pioneer Finance Corp. (United Kingdom)(a)	9.000	11/01/2022	832,300
4,981,000	TransDigm, Inc.	6.000	07/15/2022	5,018,358
1,088,000	Triumph Group, Inc.	5.250	06/01/2022	1,055,360

				13,990,051

	Agriculture— 0.4%
1,664,000	Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc. (Canada)(a)	8.500	12/15/2022	1,630,720

	Airlines— 0.5%
2,064,000	United Continental Holdings, Inc.	4.250	10/01/2022	2,069,387

	Auto Manufacturers— 0.2%
1,000,000	McLaren Finance PLC (United Kingdom)(a)	5.750	08/01/2022	967,320

	Auto Parts & Equipment— 0.4%
1,582,000	American Axle & Manufacturing, Inc.	6.625	10/15/2022	1,603,752

	Banks— 0.9%
3,912,000	CIT Group, Inc.	5.000	08/15/2022	4,066,602

	Beverages— 0.4%
1,752,000	Ajecorp BV (Spain)(a)	6.500	05/14/2022	1,574,172

	Building Materials— 0.9%
4,020,000	Griffon Corp.	5.250	03/01/2022	4,014,975

	Chemicals— 1.5%
4,146,000	Ashland LLC	4.750	08/15/2022	4,285,927
1,399,000	Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada)(a)	8.375	12/01/2022	1,458,457
833,000	Olin Corp.	5.500	08/15/2022	860,073

				6,604,457

	Coal— 0.5%
2,168,000	Peabody Energy Corp.(a)	6.000	03/31/2022	2,146,320

	Commercial Services— 5.5%
1,014,000	ACE Cash Express, Inc.(a)	12.000	12/15/2022	917,670
3,034,000	APX Group, Inc.	7.875	12/01/2022	2,814,035
2,408,000	Atento Luxco 1 S.A. (Spain)(a)	6.125	08/10/2022	2,426,060
4,604,000	Hertz Corp. (The)(a)	7.625	06/01/2022	4,678,815
1,650,000	Hertz Corp. (The)(b)	6.250	10/15/2022	1,580,733
1,448,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.(a)	7.875	10/01/2022	1,339,400
9,011,000	Nielsen Finance LLC/Nielsen Finance Co.(a)	5.000	04/15/2022	8,957,835
1,402,000	Quad/Graphics, Inc.(b)	7.000	05/01/2022	1,444,060

				24,158,608

	Computers— 1.1%
2,937,000	Harland Clarke Holdings Corp.(a)	8.375	08/15/2022	2,511,135
2,436,000	NCR Corp.	5.000	07/15/2022	2,441,359

				4,952,494

	Cosmetics/Personal Care— 1.0%
1,932,000	Avon International Operations, Inc. (United Kingdom)(a)	7.875	08/15/2022	2,021,355
2,231,000	Edgewell Personal Care Co.	4.700	05/24/2022	2,234,949

				4,256,304

	Distribution/Wholesale— 0.3%
1,244,000	Global Partners LP/GLP Finance Corp.	6.250	07/15/2022	1,250,220

	Diversified Financial Services— 5.9%
2,648,000	Ally Financial, Inc.	4.125	02/13/2022	2,671,567
1,220,000	Ally Financial, Inc.	4.625	05/19/2022	1,247,450
2,092,000	goeasy Ltd. (Canada)(a)	7.875	11/01/2022	2,178,609

Schedule of Investments

$1,653,000	Jefferies Finance LLC/JFIN Co-Issuer Corp.(a)	6.875%	04/15/2022	$1,681,415
1,746,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)	5.250	03/15/2022	1,748,060
575,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	6.500	06/01/2022	561,703
2,770,000	Navient Corp., MTN	7.250	01/25/2022	2,931,408
3,608,000	Navient Corp.	6.500	06/15/2022	3,761,340
1,506,000	Ocwen Loan Servicing LLC(a)	8.375	11/15/2022	1,332,810
982,000	Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(a)	6.375	12/15/2022	1,013,915
523,000	SLM Corp.	5.125	04/05/2022	511,233
4,079,000	Springleaf Finance Corp.	6.125	05/15/2022	4,282,950
1,864,000	VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)	6.750	06/15/2022	1,925,232

				25,847,692

	Electric— 0.4%
1,737,000	Talen Energy Supply LLC(a)	9.500	07/15/2022	1,936,755

	Electronics— 0.8%
3,570,000	ADT Security Corp. (The)	3.500	07/15/2022	3,471,825

	Engineering & Construction— 0.7%
692,000	AECOM Global II LLC/URS Fox US LP	5.000	04/01/2022	702,380
1,296,000	Great Lakes Dredge & Dock Corp.	8.000	05/15/2022	1,367,280
767,000	New Enterprise Stone & Lime Co., Inc.(a)	10.125	04/01/2022	786,175

				2,855,835

	Entertainment— 2.5%
1,388,000	CCM Merger, Inc.(a)	6.000	03/15/2022	1,426,170
1,190,000	Cinemark USA, Inc.	5.125	12/15/2022	1,205,791
5,700,000	International Game Technology PLC(a)	6.250	02/15/2022	5,928,000
1,190,000	Live Nation Entertainment, Inc.(a)	5.375	06/15/2022	1,204,875
1,256,000	National CineMedia LLC	6.000	04/15/2022	1,270,130

				11,034,966

	Environmental Control— 0.3%
1,211,000	GFL Environmental, Inc. (Canada)(a)	5.625	05/01/2022	1,207,973

	Food— 0.9%
1,297,000	C&S Group Enterprises LLC(a)	5.375	07/15/2022	1,282,409
768,000	SunOpta Foods, Inc.(a)	9.500	10/09/2022	785,280
1,738,000	TreeHouse Foods, Inc.	4.875	03/15/2022	1,742,345

				3,810,034

	Forest Products & Paper— 0.4%
1,589,000	Cascades, Inc. (Canada)(a)	5.500	07/15/2022	1,592,973

	Healthcare-Products— 2.2%
1,002,000	Avanos Medical, Inc.	6.250	10/15/2022	1,022,040
1,318,000	Immucor, Inc.(a)	11.125	02/15/2022	1,337,770
3,138,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC(a)(b)	5.750	08/01/2022	2,572,219
5,054,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A.(a)	6.625	05/15/2022	4,738,125

				9,670,154

	Healthcare-Services— 7.2%
1,190,000	Acadia Healthcare Co., Inc.	5.125	07/01/2022	1,200,412
4,499,000	Centene Corp.	4.750	05/15/2022	4,559,557
4,561,000	DaVita, Inc.	5.750	08/15/2022	4,612,311
7,208,000	HCA, Inc.	7.500	02/15/2022	7,901,770
2,570,000	Molina Healthcare, Inc.	5.375	11/15/2022	2,630,267
10,111,000	Tenet Healthcare Corp.	8.125	04/01/2022	10,607,753

				31,512,070

	Home Builders— 2.7%
1,628,000	Beazer Homes USA, Inc.	8.750	03/15/2022	1,690,711
1,823,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada)(a)	6.125	07/01/2022	1,841,230
1,078,000	K Hovnanian Enterprises, Inc.(a)	10.000	07/15/2022	902,825
1,127,000	KB Home	7.500	09/15/2022	1,232,656
1,286,000	Meritage Homes Corp.	7.000	04/01/2022	1,380,842
1,905,000	New Home Co., Inc. (The)	7.250	04/01/2022	1,709,738
1,964,000	Taylor Morrison Communities, Inc.	6.625	05/15/2022	2,024,786
1,086,000	Williams Scotsman International, Inc.(a)	7.875	12/15/2022	1,126,725

				11,909,513

	Insurance— 0.3%
901,000	MBIA, Inc.(b)	6.400	08/15/2022	897,621
746,000	York Risk Services Holding Corp.(a)(b)	8.500	10/01/2022	621,045

				1,518,666

	Internet— 1.1%
1,417,000	Cogent Communications Group, Inc.(a)	5.375	03/01/2022	1,459,510
3,176,000	Netflix, Inc.	5.500	02/15/2022	3,318,920

				4,778,430

Schedule of Investments

	Leisure Time— 0.4%
$1,584,000	24 Hour Fitness Worldwide, Inc.(a)(b)	8.000%	06/01/2022	$1,540,440

	Lodging— 1.5%
4,035,000	MGM Resorts International	7.750	03/15/2022	4,458,675
2,181,000	Wyndham Destinations, Inc.	4.250	03/01/2022	2,174,021

				6,632,696

	Media— 10.5%
11,055,000	Altice Luxembourg S.A. (Luxembourg)(a)	7.750	05/15/2022	11,276,100
2,399,000	AMC Networks, Inc.	4.750	12/15/2022	2,419,272
2,195,000	Cable One, Inc.(a)	5.750	06/15/2022	2,232,315
2,170,000	Cablevision Systems Corp.	5.875	09/15/2022	2,250,724
5,268,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.250	09/30/2022	5,344,781
3,468,000	Clear Channel Worldwide Holdings, Inc., Series A	6.500	11/15/2022	3,553,694
7,542,000	DISH DBS Corp.	5.875	07/15/2022	7,440,560
711,000	Nexstar Broadcasting, Inc.(a)	6.125	02/15/2022	720,776
1,596,000	Nexstar Broadcasting, Inc.	5.875	11/15/2022	1,627,441
4,002,000	Sirius XM Radio, Inc.(a)	3.875	08/01/2022	3,991,995
1,954,000	Urban One, Inc.(a)	7.375	04/15/2022	1,929,575
3,228,000	Videotron Ltd. (Canada)	5.000	07/15/2022	3,345,015

				46,132,248

	Metal Fabricate/Hardware— 0.3%
1,601,000	Hillman Group, Inc. (The)(a)	6.375	07/15/2022	1,464,915

	Mining— 3.6%
1,266,000	Ferroglobe PLC/Globe Specialty Metals, Inc.(a)	9.375	03/01/2022	1,019,130
7,473,000	Freeport-McMoRan, Inc.	3.550	03/01/2022	7,332,881
1,966,000	Joseph T Ryerson & Son, Inc.(a)	11.000	05/15/2022	2,074,744
1,014,000	Mountain Province Diamonds, Inc. (Canada)(a)	8.000	12/15/2022	1,015,268
1,864,000	New Gold, Inc. (Canada)(a)	6.250	11/15/2022	1,593,720
1,652,000	Northwest Acquisitions ULC/Dominion Finco, Inc.(a)	7.125	11/01/2022	1,292,690
1,678,000	Taseko Mines Ltd. (Canada)(a)	8.750	06/15/2022	1,606,685

				15,935,118

	Miscellaneous Manufacturing— 0.4%
886,000	Actuant Corp.	5.625	06/15/2022	892,645
1,034,000	Amsted Industries, Inc.(a)	5.000	03/15/2022	1,053,749

				1,946,394

	Oil & Gas— 9.7%
1,600,000	Aker BP ASA (Norway)(a)	6.000	07/01/2022	1,644,000
4,409,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)	10.000	04/01/2022	4,700,611
1,447,000	Athabasca Oil Corp. (Canada)(a)	9.875	02/24/2022	1,367,415
5,390,000	California Resources Corp.(a)(b)	8.000	12/15/2022	3,786,475
1,873,000	Calumet Specialty Products Partners LP/Calumet Finance Corp.(b)	7.625	01/15/2022	1,737,207
1,478,000	Chesapeake Energy Corp.(b)	4.875	04/15/2022	1,426,270
5,094,000	CNX Resources Corp.	5.875	04/15/2022	4,910,005
1,929,000	CVR Refining LLC/Coffeyville Finance, Inc.	6.500	11/01/2022	1,945,879
1,520,000	Denbury Resources, Inc.(a)	9.250	03/31/2022	1,474,400
948,000	Denbury Resources, Inc.	5.500	05/01/2022	651,750
1,354,000	HighPoint Operating Corp.	7.000	10/15/2022	1,306,610
3,320,000	Oasis Petroleum, Inc.	6.875	03/15/2022	3,222,126
1,956,000	QEP Resources, Inc.	5.375	10/01/2022	1,885,095
1,522,000	Range Resources Corp.	5.875	07/01/2022	1,499,170
2,142,000	Range Resources Corp.	5.000	08/15/2022	2,033,872
2,248,000	Rowan Cos., Inc.(b)	4.875	06/01/2022	2,045,680
1,571,000	SM Energy Co.	6.125	11/15/2022	1,527,798
1,617,000	Southwestern Energy Co.(b)	4.100	03/15/2022	1,548,278
1,384,000	Teine Energy Ltd. (Canada)(a)	6.875	09/30/2022	1,401,300
2,259,000	WPX Energy, Inc.	6.000	01/15/2022	2,303,502

				42,417,443

	Oil & Gas Services— 1.8%
1,146,000	Archrock Partners LP/Archrock Partners Finance Corp.	6.000	10/01/2022	1,151,730
1,302,000	Borets Finance DAC (Russia)(a)	6.500	04/07/2022	1,316,765
1,812,000	CSI Compressco LP/CSI Compressco Finance, Inc.	7.250	08/15/2022	1,644,390
2,073,000	FTS International, Inc.	6.250	05/01/2022	1,969,350
1,301,000	KCA Deutag UK Finance PLC (United Kingdom)(a)(b)	9.875	04/01/2022	988,760
1,000,000	Welltec A/S (Denmark)(a)	9.500	12/01/2022	975,000

				8,045,995

	Packaging & Containers— 2.8%
2,276,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(a)	4.250	09/15/2022	2,261,775
2,656,000	Ball Corp.	5.000	03/15/2022	2,761,443
1,656,000	Berry Global, Inc.	5.500	05/15/2022	1,674,630
920,000	Graphic Packaging International LLC	4.875	11/15/2022	940,700

Schedule of Investments

$887,000	Multi-Color Corp.(a)	6.125%	12/01/2022	$913,610
2,090,000	Owens-Brockway Glass Container, Inc.(a)	5.000	01/15/2022	2,129,188
1,544,000	Sealed Air Corp.(a)	4.875	12/01/2022	1,596,110

				12,277,456

	Pharmaceuticals— 1.8%
5,208,000	Bausch Health Cos., Inc.(a)	6.500	03/15/2022	5,391,374
2,596,000	Endo Finance LLC(a)	5.750	01/15/2022	2,388,320

				7,779,694

	Pipelines— 2.9%
3,192,000	Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)	6.125	11/15/2022	3,192,000
2,050,000	DCP Midstream Operating LP	4.950	04/01/2022	2,114,062
2,738,000	Genesis Energy LP/Genesis Energy Finance Corp.	6.750	08/01/2022	2,734,578
1,518,000	NuStar Logistics LP	4.750	02/01/2022	1,518,455
1,663,000	SemGroup Corp./Rose Rock Finance Corp.	5.625	07/15/2022	1,654,685
1,601,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	5.500	08/15/2022	1,556,973

				12,770,753

	Private Equity— 2.3%
5,129,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.875	02/01/2022	5,193,112
4,583,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.250	02/01/2022	4,680,389

				9,873,501

	REITs— 2.8%
925,000	CoreCivic, Inc.	5.000	10/15/2022	930,781
706,000	GEO Group, Inc. (The)	5.875	01/15/2022	700,705
1,970,000	iStar, Inc.	6.000	04/01/2022	1,994,625
1,086,000	iStar, Inc.	5.250	09/15/2022	1,092,787
1,348,000	Mack-Cali Realty LP	4.500	04/18/2022	1,319,926
3,468,000	SBA Communications Corp.	4.875	07/15/2022	3,498,172
2,749,000	SBA Communications Corp.	4.000	10/01/2022	2,747,955

				12,284,951

	Retail— 4.0%
4,608,000	1011778 BC ULC/New Red Finance, Inc. (Canada)(a)	4.625	01/15/2022	4,619,520
998,000	CEC Entertainment, Inc.(b)	8.000	02/15/2022	1,004,237
1,590,000	Conn’s, Inc.(b)	7.250	07/15/2022	1,611,862
1,752,000	Ferrellgas LP/Ferrellgas Finance Corp.(b)	6.750	01/15/2022	1,541,760
2,266,000	Group 1 Automotive, Inc.	5.000	06/01/2022	2,280,163
3,450,000	L Brands, Inc.	5.625	02/15/2022	3,553,500
991,000	Men’s Wearhouse, Inc. (The)(b)	7.000	07/01/2022	956,315
1,756,000	Penske Automotive Group, Inc.	5.750	10/01/2022	1,782,340

				17,349,697

	Semiconductors— 0.2%
865,000	Advanced Micro Devices, Inc.	7.500	08/15/2022	964,475

	Software— 1.5%
6,373,000	Infor US, Inc.	6.500	05/15/2022	6,470,507

	Telecommunications— 7.3%
5,104,000	CenturyLink, Inc., Series T	5.800	03/15/2022	5,204,549
1,914,000	Consolidated Communications, Inc.(b)	6.500	10/01/2022	1,756,095
4,204,000	Inmarsat Finance PLC (United Kingdom)(a)	4.875	05/15/2022	4,248,983
1,652,000	Intelsat Jackson Holdings S.A. (Luxembourg)(a)	9.500	09/30/2022	1,916,320
3,921,000	Level 3 Financing, Inc.	5.375	08/15/2022	3,945,506
2,289,000	Level 3 Parent LLC	5.750	12/01/2022	2,300,445
475,000	Sprint Communications, Inc.	9.250	04/15/2022	553,375
9,046,000	Sprint Communications, Inc.	6.000	11/15/2022	9,252,430
1,765,000	T-Mobile USA, Inc.	4.000	04/15/2022	1,782,650
1,206,000	Trilogy International Partners LLC/Trilogy International Finance, Inc. (New Zealand)(a)	8.875	05/01/2022	1,175,850

				32,136,203

	Transportation— 0.9%
3,866,000	XPO Logistics, Inc.(a)	6.500	06/15/2022	3,940,421

	Trucking & Leasing— 0.7%
2,898,000	Fortress Transportation & Infrastructure Investors LLC(a)	6.750	03/15/2022	2,926,980

	Total Corporate Bonds (Cost $430,990,392)			429,141,521

Number of Shares
	Money Market Funds - 0.6%
2,525,865	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $2,525,865)			2,525,865

Schedule of Investments

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 433,516,257)— 98.6%	$431,667,386

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 4.1%
13,228,565	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)	13,228,565
4,624,113	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)	4,625,500

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,854,065)	17,854,065

	Total Investments in Securities (Cost $451,370,322)— 102.7%	449,521,451
	Other assets less liabilities—(2.7)%	(11,921,777)

	Net Assets—100.0%	$437,599,674

Abbreviations:

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $166,342,971, which represented 38.01% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.0%
	Advertising— 0.3%
$588,000	Lamar Media Corp.	5.000%	05/01/2023	$599,760

	Aerospace/Defense— 0.9%
1,951,000	Bombardier, Inc. (Canada)(a)	6.125	01/15/2023	1,901,640

	Auto Manufacturers— 0.3%
703,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)(b)	5.625	02/01/2023	684,546

	Auto Parts & Equipment— 1.1%
223,000	Dana, Inc.	6.000	09/15/2023	227,738
1,535,000	Goodyear Tire & Rubber Co. (The)(b)	5.125	11/15/2023	1,529,244
609,000	Titan International, Inc.	6.500	11/30/2023	524,882

				2,281,864

	Banks— 0.5%
931,000	CIT Group, Inc.	5.000	08/01/2023	970,568

	Building Materials— 1.3%
780,000	Masonite International Corp.(a)	5.625	03/15/2023	796,575
740,000	Norbord, Inc. (Canada)(a)	6.250	04/15/2023	776,556
1,024,000	Summit Materials LLC/Summit Materials Finance Corp.	6.125	07/15/2023	1,036,800

				2,609,931

	Chemicals— 2.0%
384,000	Aruba Investments, Inc.(a)	8.750	02/15/2023	384,000
890,000	CF Industries, Inc.	3.450	06/01/2023	868,862
1,045,000	CVR Partners LP/CVR Nitrogen Finance Corp.(a)	9.250	06/15/2023	1,080,269
1,100,000	OCI NV (Netherlands)(a)	6.625	04/15/2023	1,127,500
729,000	PolyOne Corp.	5.250	03/15/2023	755,426

				4,216,057

	Commercial Services— 3.1%
629,000	Ahern Rentals, Inc.(a)	7.375	05/15/2023	553,520
932,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)	5.500	04/01/2023	938,990
609,000	Flexi-Van Leasing, Inc.(a)	10.000	02/15/2023	563,325
2,072,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)	6.375	08/01/2023	2,108,674
1,014,000	LSC Communications, Inc.(a)	8.750	10/15/2023	1,055,828
405,000	R.R. Donnelley & Sons Co.	6.500	11/15/2023	400,950
831,000	WEX, Inc.(a)	4.750	02/01/2023	831,000

				6,452,287

	Computers— 1.9%
1,395,000	EMC Corp.	3.375	06/01/2023	1,355,215
1,648,000	Exela Intermediate LLC/Exela Finance, Inc.(a)(b)	10.000	07/15/2023	1,314,280
1,244,000	NCR Corp.	6.375	12/15/2023	1,273,955

				3,943,450

	Cosmetics/Personal Care— 0.4%
727,000	Avon Products, Inc. (United Kingdom)	7.000	03/15/2023	739,504

	Distribution/Wholesale— 1.3%
223,000	American Builders & Contractors Supply Co., Inc.(a)	5.750	12/15/2023	229,132
455,000	Global Partners LP/GLP Finance Corp.	7.000	06/15/2023	462,963
710,000	LKQ Corp.	4.750	05/15/2023	713,550
1,234,000	Univar USA, Inc.(a)	6.750	07/15/2023	1,255,595

				2,661,240

	Diversified Financial Services— 3.6%
575,000	Credit Acceptance Corp.	7.375	03/15/2023	597,281
1,614,000	Nationstar Mortgage Holdings, Inc.(a)	8.125	07/15/2023	1,614,000
1,841,000	Navient Corp., GMTN	5.500	01/25/2023	1,842,841
624,000	Navient Corp.	7.250	09/25/2023	657,353
1,414,000	Springleaf Finance Corp.	5.625	03/15/2023	1,454,652
526,000	Springleaf Finance Corp.	8.250	10/01/2023	593,065
609,000	TMX Finance LLC/TitleMax Finance Corp.(a)	11.125	04/01/2023	574,744

				7,333,936

	Electric— 2.4%
811,000	AES Corp. (The)	4.500	03/15/2023	818,096
1,043,000	AES Corp. (The)	4.875	05/15/2023	1,050,051

Schedule of Investments

$1,658,000	Calpine Corp.	5.375%	01/15/2023	$1,643,492
702,000	InterGen N.V. (Netherlands)(a)	7.000	06/30/2023	635,310
742,000	Vistra Energy Corp.	5.875	06/01/2023	759,623

				4,906,572

	Electrical Components & Equipment— 0.2%
430,000	EnerSys(a)(b)	5.000	04/30/2023	436,450

	Electronics— 1.2%
1,580,000	ADT Security Corp. (The)	4.125	06/15/2023	1,534,575
929,000	Sensata Technologies BV(a)	4.875	10/15/2023	948,741

				2,483,316

	Energy-Alternate Sources— 0.4%
811,000	TerraForm Power Operating LLC(a)	4.250	01/31/2023	788,698

	Engineering & Construction— 0.5%
407,000	MasTec, Inc.	4.875	03/15/2023	412,596
600,000	Weekley Homes LLC/Weekley Finance Corp.	6.000	02/01/2023	591,000

				1,003,596

	Entertainment— 1.9%
305,000	Buena Vista Gaming Authority(a)	13.000	04/01/2023	320,250
1,051,000	Cinemark USA, Inc.	4.875	06/01/2023	1,060,196
700,000	Cirsa Finance International Sarl (Spain)(a)	7.875	12/20/2023	728,287
600,000	Downstream Development Authority of The Quapaw Tribe of Oklahoma(a)(b)	10.500	02/15/2023	631,500
507,000	Eldorado Resorts, Inc.	7.000	08/01/2023	526,012
305,000	Speedway Motorsports, Inc.	5.125	02/01/2023	307,288
368,000	WMG Acquisition Corp.(a)	5.000	08/01/2023	373,980

				3,947,513

	Environmental Control— 0.2%
507,000	GFL Environmental, Inc. (Canada)(a)	5.375	03/01/2023	496,860

	Food— 0.5%
1,014,000	Ingles Markets, Inc.	5.750	06/15/2023	1,031,745

	Forest Products & Paper— 0.3%
430,000	Cascades, Inc. (Canada)(a)	5.750	07/15/2023	433,225
223,000	Clearwater Paper Corp.(b)	4.500	02/01/2023	209,620

				642,845

	Gas— 0.5%
602,000	LBC Tank Terminals Holding Netherlands BV (Belgium)(a)	6.875	05/15/2023	595,227
507,000	Rockpoint Gas Storage Canada Ltd. (Canada)(a)(b)	7.000	03/31/2023	512,704

				1,107,931

	Hand/Machine Tools— 0.4%
811,000	Apex Tool Group LLC/BC Mountain Finance, Inc.(a)(b)	9.000	02/15/2023	752,202

	Healthcare-Products— 1.0%
628,000	Hill-Rom Holdings, Inc.(a)	5.750	09/01/2023	645,270
231,000	Mallinckrodt International Finance S.A.(b)	4.750	04/15/2023	143,220
831,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC(a)(b)	5.625	10/15/2023	573,390
632,000	Sotera Health Holdings LLC(a)	6.500	05/15/2023	635,160

				1,997,040

	Healthcare-Services— 6.7%
1,096,000	Acadia Healthcare Co., Inc.	5.625	02/15/2023	1,102,850
664,000	Air Medical Group Holdings, Inc.(a)(b)	6.375	05/15/2023	622,500
5,015,000	CHS/Community Health Systems, Inc.	6.250	03/31/2023	4,794,089
723,000	Encompass Health Corp.	5.125	03/15/2023	732,037
1,762,000	HCA, Inc.	5.875	05/01/2023	1,875,438
609,000	Quorum Health Corp.(b)	11.625	04/15/2023	528,307
1,138,000	RegionalCare Hospital Partners Holdings, Inc.(a)	8.250	05/01/2023	1,204,579
2,985,000	Tenet Healthcare Corp.	6.750	06/15/2023	2,981,269

				13,841,069

	Home Builders— 1.8%
624,000	KB Home	7.625	05/15/2023	682,500
730,000	Mattamy Group Corp. (Canada)(a)	6.875	12/15/2023	751,900
507,000	Shea Homes LP/Shea Homes Funding Corp.(a)	5.875	04/01/2023	504,465
568,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(a)	5.875	04/15/2023	583,620
609,000	William Lyon Homes, Inc.	6.000	09/01/2023	605,955
507,000	Williams Scotsman International, Inc.(a)	6.875	08/15/2023	508,268

				3,636,708

	Home Furnishings— 0.3%
711,000	Tempur Sealy International, Inc.	5.625	10/15/2023	719,959

Schedule of Investments

	Household Products/Wares— 0.9%
$629,000	Central Garden & Pet Co.	6.125%	11/15/2023	$652,587
1,335,000	Kronos Acquisition Holdings, Inc. (Canada)(a)	9.000	08/15/2023	1,158,113

				1,810,700

	Housewares— 0.7%
1,429,000	Scotts Miracle-Gro Co. (The)	6.000	10/15/2023	1,484,374

	Insurance— 1.3%
1,035,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer(a)	8.250	08/01/2023	1,060,875
1,000,000	Ardonagh Midco 3 PLC (United Kingdom)(a)(b)	8.625	07/15/2023	915,000
609,000	MGIC Investment Corp.	5.750	08/15/2023	648,585

				2,624,460

	Internet— 1.1%
2,213,000	Zayo Group LLC/Zayo Capital, Inc.	6.000	04/01/2023	2,279,390

	Investment Companies— 0.4%
811,000	FS Energy & Power Fund(a)	7.500	08/15/2023	821,138

	Iron/Steel— 1.0%
478,000	AK Steel Corp.(b)	7.500	07/15/2023	475,610
624,000	Allegheny Technologies, Inc.	7.875	08/15/2023	657,359
426,000	Commercial Metals Co.	4.875	05/15/2023	422,805
478,000	Steel Dynamics, Inc.	5.250	04/15/2023	483,975

				2,039,749

	Leisure Time— 1.6%
992,000	Carlson Travel, Inc.(a)(b)	6.750	12/15/2023	1,001,920
624,000	LTF Merger Sub, Inc.(a)	8.500	06/15/2023	641,160
719,000	Sabre GLBL, Inc.(a)	5.375	04/15/2023	728,117
542,000	Sabre GLBL, Inc.(a)	5.250	11/15/2023	547,420
506,000	Vista Outdoor, Inc.(b)	5.875	10/01/2023	478,818

				3,397,435

	Lodging— 2.3%
930,000	Diamond Resorts International, Inc.(a)(b)	7.750	09/01/2023	926,699
396,000	Marriott Ownership Resorts, Inc.(a)	5.625	04/15/2023	398,970
1,944,000	MGM Resorts International	6.000	03/15/2023	2,046,060
507,000	Wyndham Destinations, Inc.	3.900	03/01/2023	496,543
930,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)	4.250	05/30/2023	916,050

				4,784,322

	Machinery-Diversified— 0.5%
507,000	ATS Automation Tooling Systems, Inc. (Canada)(a)	6.500	06/15/2023	522,844
507,000	Cleaver-Brooks, Inc.(a)	7.875	03/01/2023	487,987

				1,010,831

	Media— 8.4%
4,350,000	Altice Financing S.A. (Luxembourg)(a)	6.625	02/15/2023	4,426,125
1,241,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.125	02/15/2023	1,253,447
811,000	CCO Holdings LLC/CCO Holdings Capital Corp.(a)	4.000	03/01/2023	804,674
1,737,000	CCO Holdings LLC/CCO Holdings Capital Corp.(a)	5.125	05/01/2023	1,753,849
611,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.750	09/01/2023	622,457
2,451,000	DISH DBS Corp.	5.000	03/15/2023	2,300,876
624,000	Midcontinent Communications/Midcontinent Finance Corp.(a)	6.875	08/15/2023	648,960
1,138,000	Quebecor Media, Inc. (Canada)	5.750	01/15/2023	1,193,136
407,000	Radiate Holdco LLC/Radiate Finance, Inc.(a)	6.875	02/15/2023	413,105
639,000	Sirius XM Radio, Inc.(a)	4.625	05/15/2023	645,390
952,000	TEGNA, Inc.	6.375	10/15/2023	978,180
600,000	Townsquare Media, Inc.(a)	6.500	04/01/2023	592,500
1,673,000	Univision Communications, Inc.(a)	5.125	05/15/2023	1,589,350

				17,222,049

	Metal Fabricate/Hardware— 0.8%
1,777,000	Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)	7.375	12/15/2023	1,661,495

	Mining— 2.0%
627,000	Aleris International, Inc.(a)(b)	10.750	07/15/2023	656,783
2,925,000	Freeport-McMoRan, Inc.	3.875	03/15/2023	2,822,625
625,000	Hudbay Minerals, Inc. (Canada)(a)	7.250	01/15/2023	632,031

				4,111,439

	Miscellaneous Manufacturing— 0.3%
507,000	LSB Industries, Inc.(a)(b)	9.625	05/01/2023	525,379

	Office/Business Equipment— 1.2%
847,000	CDW LLC/CDW Finance Corp.	5.000	09/01/2023	860,975
1,540,000	Xerox Corp.	4.125	03/15/2023	1,528,450

				2,389,425

Schedule of Investments

	Oil & Gas— 8.8%
$1,723,000	Bruin E&P Partners LLC(a)	8.875%	08/01/2023	$1,555,007
368,000	Calumet Specialty Products Partners LP/Calumet Finance Corp.(b)	7.750	04/15/2023	345,920
931,000	Carrizo Oil & Gas, Inc.(b)	6.250	04/15/2023	865,830
430,000	Chesapeake Energy Corp.	5.750	03/15/2023	413,875
507,000	Energy Ventures Gom LLC/EnVen Finance Corp.(a)	11.000	02/15/2023	560,235
400,000	Frontera Energy Corp. (Colombia)(a)(b)	9.700	06/25/2023	425,900
430,000	Gulfport Energy Corp.	6.625	05/01/2023	397,750
529,000	Laredo Petroleum, Inc.(b)	6.250	03/15/2023	473,455
507,000	Lonestar Resources America, Inc.(a)	11.250	01/01/2023	495,592
1,274,000	MEG Energy Corp. (Canada)(a)	6.375	01/30/2023	1,129,082
733,000	Montage Resources Corp.	8.875	07/15/2023	648,705
1,336,000	Nabors Industries, Inc.(b)	5.500	01/15/2023	1,178,619
507,000	Nabors Industries, Inc.	5.100	09/15/2023	428,415
423,000	Oasis Petroleum, Inc.	6.875	01/15/2023	407,137
609,000	PBF Holding Co. LLC/PBF Finance Corp.	7.000	11/15/2023	624,225
429,000	Precision Drilling Corp. (Canada)	7.750	12/15/2023	436,508
828,000	QEP Resources, Inc.	5.250	05/01/2023	784,530
1,014,000	Range Resources Corp.	5.000	03/15/2023	950,625
811,000	Sanchez Energy Corp.(a)(b)	7.250	02/15/2023	689,350
470,000	Seven Generations Energy Ltd. (Canada)(a)	6.750	05/01/2023	474,700
728,000	Seven Generations Energy Ltd. (Canada)(a)	6.875	06/30/2023	737,100
1,818,000	Transocean, Inc.(a)	9.000	07/15/2023	1,874,722
811,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.(a)	8.750	04/15/2023	581,893
930,000	Whiting Petroleum Corp.(b)	6.250	04/01/2023	903,263
629,000	WPX Energy, Inc.	8.250	08/01/2023	696,618

				18,079,056

	Oil & Gas Services— 0.3%
543,000	CGG Holding US, Inc. (France)(a)(b)	9.000	05/01/2023	567,435

	Packaging & Containers— 5.8%
1,700,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(a)	4.625	05/15/2023	1,702,125
1,440,000	Ball Corp.	4.000	11/15/2023	1,452,600
1,229,000	Berry Global, Inc.	5.125	07/15/2023	1,242,826
1,544,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500	01/15/2023	1,566,975
407,000	OI European Group BV(a)	4.000	03/15/2023	400,895
1,433,000	Owens-Brockway Glass Container, Inc.(a)	5.875	08/15/2023	1,502,973
3,190,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A.(a)	5.125	07/15/2023	3,194,626
430,000	Sealed Air Corp.(a)	5.250	04/01/2023	446,125
305,000	W/S Packaging Holdings, Inc.(a)	9.000	04/15/2023	329,400

				11,838,545

	Pharmaceuticals— 3.6%
1,241,000	Bausch Health Cos., Inc.(a)	5.500	03/01/2023	1,248,756
4,127,000	Bausch Health Cos., Inc.(a)	5.875	05/15/2023	4,163,111
1,600,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)	6.000	07/15/2023	1,156,000
908,000	Horizon Pharma USA, Inc.(b)	6.625	05/01/2023	930,133

				7,498,000

	Pipelines— 3.9%
1,128,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.250	04/01/2023	1,143,003
1,104,000	DCP Midstream Operating LP	3.875	03/15/2023	1,092,960
1,319,000	Energy Transfer Operating LP	4.250	03/15/2023	1,356,124
430,000	Genesis Energy LP/Genesis Energy Finance Corp.	6.000	05/15/2023	416,412
1,051,000	NGL Energy Partners LP/NGL Energy Finance Corp.	7.500	11/01/2023	1,072,230
733,000	PBF Logistics LP/PBF Logistics Finance Corp.	6.875	05/15/2023	743,995
368,000	SemGroup Corp./Rose Rock Finance Corp.	5.625	11/15/2023	351,440
729,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.250	05/01/2023	733,338
1,129,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.250	11/15/2023	1,112,065

				8,021,567

	Real Estate— 0.4%
846,000	Realogy Group LLC/Realogy Co.-Issuer Corp.(a)(b)	4.875	06/01/2023	780,858

	REITs— 2.2%
609,000	CBL & Associates LP(b)	5.250	12/01/2023	423,255
529,000	CoreCivic, Inc.	4.625	05/01/2023	521,726
513,000	GEO Group, Inc. (The)	5.125	04/01/2023	484,785
609,000	Mack-Cali Realty LP	3.150	05/15/2023	561,566
407,000	RHP Hotel Properties LP/RHP Finance Corp.	5.000	04/15/2023	411,070
870,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)	6.000	04/15/2023	815,625
1,440,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.250	10/15/2023	1,291,500

				4,509,527

Schedule of Investments

	Retail— 2.8%
$384,000	Beacon Roofing Supply, Inc.	6.375%	10/01/2023	$397,440
430,000	Brinker International, Inc.	3.875	05/15/2023	420,325
305,000	Caleres, Inc.	6.250	08/15/2023	314,912
628,000	Ferrellgas LP/Ferrellgas Finance Corp.(b)	6.750	06/15/2023	545,575
455,000	Group 1 Automotive, Inc.(a)	5.250	12/15/2023	464,669
845,000	JC Penney Corp., Inc.(a)	5.875	07/01/2023	681,492
507,000	KGA Escrow LLC(a)	7.500	08/15/2023	524,111
627,000	L Brands, Inc.	5.625	10/15/2023	642,550
660,000	Party City Holdings, Inc.(a)(b)	6.125	08/15/2023	669,900
350,000	Sally Holdings LLC/Sally Capital, Inc.	5.500	11/01/2023	354,156
588,000	Sonic Automotive, Inc.	5.000	05/15/2023	580,650
223,000	Yum! Brands, Inc.	3.875	11/01/2023	223,558

				5,819,338

	Software— 3.2%
1,640,000	First Data Corp.(a)	5.375	08/15/2023	1,664,403
929,000	Informatica LLC(a)	7.125	07/15/2023	940,613
1,245,000	IQVIA, Inc.(a)	4.875	05/15/2023	1,268,344
1,241,000	Open Text Corp. (Canada)(a)	5.625	01/15/2023	1,262,866
824,000	Sophia LP/Sophia Finance, Inc.(a)	9.000	09/30/2023	852,840
702,000	Veritas US, Inc./Veritas Bermuda Ltd.(a)	7.500	02/01/2023	656,370

				6,645,436

	Storage/Warehousing— 1.0%
1,000,000	Algeco Global Finance 2 PLC (United Kingdom)(a)	10.000	08/15/2023	1,015,000
1,000,000	Algeco Global Finance PLC (United Kingdom)(a)	8.000	02/15/2023	1,015,000

				2,030,000

	Telecommunications— 7.1%
828,000	CenturyLink, Inc., Series W(b)	6.750	12/01/2023	868,613
500,000	DKT Finance ApS (Denmark)(a)	9.375	06/17/2023	537,500
3,458,000	Intelsat Jackson Holdings S.A. (Luxembourg)	5.500	08/01/2023	3,112,200
1,344,000	Level 3 Financing, Inc.	5.625	02/01/2023	1,352,400
727,000	Level 3 Financing, Inc.	5.125	05/01/2023	729,036
632,000	Plantronics, Inc.(a)	5.500	05/31/2023	628,050
6,791,000	Sprint Corp.	7.875	09/15/2023	7,300,325

				14,528,124

	Toys/Games/Hobbies— 0.2%
407,000	Mattel, Inc.	3.150	03/15/2023	376,475

	Transportation— 1.2%
626,000	Kenan Advantage Group, Inc. (The)(a)(b)	7.875	07/31/2023	594,700
649,000	Watco Cos. LLC/Watco Finance Corp.(a)	6.375	04/01/2023	658,735
1,177,000	XPO Logistics, Inc.(a)	6.125	09/01/2023	1,187,499

				2,440,934

	Total Corporate Bonds (Cost $203,257,461)			201,484,768

Number of Shares
	Money Market Funds - 0.5%
942,126	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $942,126)			942,126

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 204,199,587)— 98.5%			202,426,894

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 9.1%
14,112,594	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)			14,112,594
4,702,798	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)			4,704,209

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,816,803)			18,816,803

	Total Investments in Securities (Cost $223,016,390)— 107.6%			221,243,697
	Other assets less liabilities—(7.6)%			(15,689,014)

	Net Assets—100.0%			$205,554,683

Abbreviations:

GMTN - Global Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

Schedule of Investments

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $94,463,306, which represented 45.96% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.0%
	Advertising— 1.4%
$ 316,000	Lamar Media Corp.	5.375%	01/15/2024	$324,216
560,000	MDC Partners, Inc.(a)	6.500	05/01/2024	515,200
300,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.625	02/15/2024	308,520

				1,147,936

	Aerospace/Defense— 1.8%
700,000	Bombardier, Inc. (Canada)(a)	7.500	12/01/2024	689,500
769,000	TransDigm, Inc.	6.500	07/15/2024	769,077

				1,458,577

	Airlines— 0.3%
259,000	United Continental Holdings, Inc.	5.000	02/01/2024	263,533

	Apparel— 0.6%
452,000	Hanesbrands, Inc.(a)	4.625	05/15/2024	450,870

	Auto Manufacturers— 0.7%
587,000	Allison Transmission, Inc.(a)	5.000	10/01/2024	585,210

	Auto Parts & Equipment— 1.1%
297,000	Dana, Inc.	5.500	12/15/2024	297,389
300,000	Meritor, Inc.	6.250	02/15/2024	307,785
113,000	Tenneco, Inc.	5.375	12/15/2024	97,067
203,000	Tupy Overseas S.A. (Brazil)(a)	6.625	07/17/2024	210,361

				912,602

	Banks— 0.6%
300,000	CIT Group, Inc.	4.750	02/16/2024	308,846
250,000	Freedom Mortgage Corp.(a)	8.125	11/15/2024	210,625

				519,471

	Building Materials— 2.2%
200,000	BMC East LLC(a)	5.500	10/01/2024	202,000
200,000	Boise Cascade Co.(a)	5.625	09/01/2024	201,000
514,000	Builders FirstSource, Inc.(a)	5.625	09/01/2024	515,285
300,000	Cimpor Financial Operations BV (Brazil)(a)	5.750	07/17/2024	257,139
258,000	Louisiana-Pacific Corp.	4.875	09/15/2024	260,580
384,000	US Concrete, Inc.	6.375	06/01/2024	392,640

				1,828,644

	Chemicals— 2.3%
450,000	Axalta Coating Systems LLC(a)	4.875	08/15/2024	450,000
250,000	Cornerstone Chemical Co.(a)	6.750	08/15/2024	233,125
300,000	INEOS Group Holdings S.A. (Luxembourg)(a)	5.625	08/01/2024	293,250
259,000	Rayonier AM Products, Inc.(a)(b)	5.500	06/01/2024	210,310
200,000	Valvoline, Inc.	5.500	07/15/2024	203,500
208,000	Versum Materials, Inc.(a)	5.500	09/30/2024	223,018
263,000	WR Grace & Co.-Conn(a)	5.625	10/01/2024	276,150

				1,889,353

	Coal— 0.3%
250,000	Warrior Met Coal, Inc.(a)	8.000	11/01/2024	259,531

	Commercial Services— 2.0%
200,000	AMN Healthcare, Inc.(a)	5.125	10/01/2024	199,000
258,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)(b)	6.375	04/01/2024	267,030
135,000	Hertz Corp. (The)(a)	5.500	10/15/2024	112,738
159,000	R.R. Donnelley & Sons Co.	6.000	04/01/2024	156,615
376,000	Service Corp. International	5.375	05/15/2024	386,340
514,000	ServiceMaster Co. LLC (The)(a)	5.125	11/15/2024	515,285

				1,637,008

	Computers— 1.7%
1,100,000	Dell International LLC/EMC Corp.(a)	7.125	06/15/2024	1,159,460
250,000	Diebold Nixdorf, Inc.	8.500	04/15/2024	220,000

				1,379,460

	Distribution/Wholesale— 0.3%
258,000	Performance Food Group, Inc.(a)	5.500	06/01/2024	259,613

Schedule of Investments

	Diversified Financial Services— 2.2%
$577,000	Ally Financial, Inc.	5.125%	09/30/2024	$605,129
150,000	Enova International, Inc.(a)	8.500	09/01/2024	142,500
200,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp.(a)	7.250	08/15/2024	197,000
587,000	Navient Corp., MTN	6.125	03/25/2024	592,870
259,000	Navient Corp.	5.875	10/25/2024	260,295

				1,797,794

	Electric— 1.6%
238,000	Calpine Corp.(a)	5.875	01/15/2024	240,606
514,000	Calpine Corp.	5.500	02/01/2024	499,865
259,000	Clearway Energy Operating LLC	5.375	08/15/2024	259,000
300,000	NextEra Energy Operating Partners LP(a)	4.250	09/15/2024	299,250

				1,298,721

	Electrical Components & Equipment— 0.3%
258,000	WESCO Distribution, Inc.	5.375	06/15/2024	263,805

	Electronics— 0.5%
387,000	Sensata Technologies BV(a)	5.625	11/01/2024	408,769

	Energy-Alternate Sources— 0.3%
235,000	Pattern Energy Group, Inc.(a)	5.875	02/01/2024	237,938

	Engineering & Construction— 0.7%
577,000	AECOM	5.875	10/15/2024	596,658

	Entertainment— 2.9%
295,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.375	06/01/2024	303,112
250,000	Enterprise Development Authority (The)(a)	12.000	07/15/2024	265,000
127,000	Gateway Casinos & Entertainment Ltd. (Canada)(a)	8.250	03/01/2024	132,398
200,000	Jacobs Entertainment, Inc.(a)	7.875	02/01/2024	213,500
250,000	Lions Gate Capital Holdings LLC(a)	5.875	11/01/2024	252,500
322,000	Live Nation Entertainment, Inc.(a)	4.875	11/01/2024	323,610
259,000	Mohegan Gaming & Entertainment(a)(b)	7.875	10/15/2024	249,935
552,000	Six Flags Entertainment Corp.(a)	4.875	07/31/2024	546,590
100,000	Wmg Acquisition Corp.(a)	4.875	11/01/2024	101,250

				2,387,895

	Environmental Control— 0.7%
258,000	Advanced Disposal Services, Inc.(a)	5.625	11/15/2024	269,610
258,000	Covanta Holding Corp.	5.875	03/01/2024	265,095

				534,705

	Food— 4.5%
717,000	Albertsons Cos LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC	6.625	06/15/2024	727,755
500,000	JBS Investments GmbH(a)	7.250	04/03/2024	518,130
514,000	JBS USA LUX SA/JBS USA Finance, Inc.(a)	5.875	07/15/2024	528,778
600,000	Lamb Weston Holdings, Inc.(a)	4.625	11/01/2024	600,570
200,000	Simmons Foods, Inc.(a)	7.750	01/15/2024	213,000
300,000	Simmons Foods, Inc.(a)(b)	5.750	11/01/2024	270,000
407,000	TreeHouse Foods, Inc.(a)	6.000	02/15/2024	415,856
345,000	US Foods, Inc.(a)	5.875	06/15/2024	351,469

				3,625,558

	Food Service— 0.7%
577,000	Aramark Services, Inc.	5.125	01/15/2024	585,534

	Forest Products & Paper— 0.3%
200,000	Mercer International, Inc. (Canada)	6.500	02/01/2024	205,000

	Gas— 0.6%
458,000	AmeriGas Partners LP/AmeriGas Finance Corp.	5.625	05/20/2024	476,320

	Healthcare-Products— 1.3%
1,000,000	Avantor, Inc.(a)	6.000	10/01/2024	1,041,000
19,000	Teleflex, Inc.	5.250	06/15/2024	19,570

				1,060,570

	Healthcare-Services— 6.9%
258,000	Acadia Healthcare Co., Inc.	6.500	03/01/2024	265,095
652,000	Centene Corp.	6.125	02/15/2024	681,425
700,000	CHS/Community Health Systems, Inc.(a)	8.625	01/15/2024	701,750
1,069,000	DaVita, Inc.	5.125	07/15/2024	1,044,627
769,000	Encompass Health Corp.	5.750	11/01/2024	777,651
1,029,000	MPH Acquisition Holdings LLC(a)	7.125	06/01/2024	1,026,428
1,156,000	Tenet Healthcare Corp.	4.625	07/15/2024	1,151,896

				5,648,872

Schedule of Investments

	Holding Companies-Diversified— 0.6%
$300,000	Stena AB (Sweden)(a)	7.000%	02/01/2024	$287,250
200,000	Stena International S.A. (Sweden)(a)	5.750	03/01/2024	194,000

				481,250

	Home Builders— 0.6%
200,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.(a)	5.625	03/01/2024	201,500
258,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875	06/15/2024	256,754

				458,254

	Household Products/Wares— 0.9%
200,000	ACCO Brands Corp.(a)	5.250	12/15/2024	199,060
459,000	Prestige Brands, Inc.(a)(b)	6.375	03/01/2024	473,917
57,000	Spectrum Brands, Inc.	6.125	12/15/2024	58,568

				731,545

	Insurance— 0.4%
300,000	Radian Group, Inc.	4.500	10/01/2024	300,000

	Internet— 0.8%
157,000	EIG Investors Corp.	10.875	02/01/2024	165,635
199,000	Match Group, Inc.	6.375	06/01/2024	209,199
258,000	Netflix, Inc.	5.750	03/01/2024	274,447

				649,281

	Iron/Steel— 0.5%
200,000	Cleveland-Cliffs, Inc.(a)	4.875	01/15/2024	199,500
225,000	Steel Dynamics, Inc.	5.500	10/01/2024	229,723

				429,223

	Leisure Time— 0.2%
200,000	Carlson Travel, Inc.(a)	9.500	12/15/2024	196,000

	Lodging— 1.4%
257,000	Diamond Resorts International, Inc.(a)(b)	10.750	09/01/2024	242,865
514,000	Hilton Domestic Operating Co., Inc.	4.250	09/01/2024	508,613
200,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.	6.125	12/01/2024	209,250
200,000	Wyndham Destinations, Inc.	5.400	04/01/2024	206,000

				1,166,728

	Machinery-Construction & Mining— 0.7%
587,000	Vertiv Group Corp.(a)	9.250	10/15/2024	581,130

	Machinery-Diversified— 0.8%
327,000	Cloud Crane LLC(a)	10.125	08/01/2024	348,255
258,000	SPX FLOW, Inc.(a)	5.625	08/15/2024	265,095

				613,350

	Media— 9.3%
400,000	Altice Finco S.A. (Luxembourg)(a)	8.125	01/15/2024	409,000
707,000	AMC Networks, Inc.	5.000	04/01/2024	704,137
614,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.750	01/15/2024	626,280
1,010,000	CCO Holdings LLC/CCO Holdings Capital Corp.(a)	5.875	04/01/2024	1,044,087
260,000	Cengage Learning, Inc.(a)	9.500	06/15/2024	242,450
387,000	CSC Holdings LLC	5.250	06/01/2024	390,986
1,329,000	DISH DBS Corp.	5.875	11/15/2024	1,199,821
300,000	Entercom Media Corp.(a)(b)	7.250	11/01/2024	308,250
332,000	Gray Television, Inc.(a)	5.125	10/15/2024	334,390
259,000	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance(a)(b)	7.875	05/15/2024	235,690
617,000	Nexstar Broadcasting, Inc.(a)	5.625	08/01/2024	623,170
259,000	Sinclair Television Group, Inc.(a)	5.625	08/01/2024	262,238
321,000	TEGNA, Inc.(a)	5.500	09/15/2024	327,420
458,000	Videotron Ltd. (Canada)(a)	5.375	06/15/2024	478,198
400,000	Virgin Media Finance PLC (United Kingdom)(a)	6.000	10/15/2024	410,500

				7,596,617

	Metal Fabricate/Hardware— 0.8%
642,000	Novelis Corp.(a)	6.250	08/15/2024	658,050

	Mining— 2.3%
530,000	Alcoa Nederland Holding BV(a)	6.750	09/30/2024	543,250
259,000	Coeur Mining, Inc.	5.875	06/01/2024	227,674
65,000	Compass Minerals International, Inc.(a)	4.875	07/15/2024	62,075
300,000	Constellium N.V.(a)	5.750	05/15/2024	303,750
587,000	Freeport-McMoRan, Inc.(b)	4.550	11/14/2024	568,656
193,000	Kaiser Aluminum Corp.	5.875	05/15/2024	196,860

				1,902,265

	Miscellaneous Manufacturing— 0.5%
108,000	Amsted Industries, Inc.(a)	5.375	09/15/2024	109,080

Schedule of Investments

$300,000	FXI Holdings, Inc.(a)	7.875%	11/01/2024	$273,750

				382,830

	Office/Business Equipment— 0.7%
322,000	CDW LLC/CDW Finance Corp.	5.500	12/01/2024	336,892
284,000	Pitney Bowes, Inc.(b)	4.625	03/15/2024	253,047

				589,939

	Oil & Gas— 4.7%
259,000	Baytex Energy Corp. (Canada)(a)	5.625	06/01/2024	244,107
497,000	Callon Petroleum Co.	6.125	10/01/2024	494,416
250,000	Denbury Resources, Inc.(a)	7.500	02/15/2024	218,125
200,000	Ensco Rowan PLC	8.000	01/31/2024	165,000
363,000	Ensco Rowan PLC	4.500	10/01/2024	252,287
200,000	Extraction Oil & Gas, Inc.(a)	7.375	05/15/2024	173,000
514,000	Gulfport Energy Corp.	6.000	10/15/2024	426,620
250,000	Hilcorp Energy I LP/Hilcorp Finance Co.(a)	5.000	12/01/2024	243,125
500,000	MEG Energy Corp. (Canada)(a)	7.000	03/31/2024	448,750
258,000	Parsley Energy LLC/Parsley Finance Corp.(a)	6.250	06/01/2024	264,127
300,000	PDC Energy, Inc.	6.125	09/15/2024	290,250
260,000	Rowan Cos., Inc.	4.750	01/15/2024	192,400
135,000	SM Energy Co.(b)	5.000	01/15/2024	118,800
258,000	WPX Energy, Inc.	5.250	09/15/2024	254,775

				3,785,782

	Oil & Gas Services— 0.9%
600,000	McDermott Technology Americas, Inc./McDermott Technology US, Inc.(a)	10.625	05/01/2024	512,118
250,000	Oceaneering International, Inc.	4.650	11/15/2024	238,750

				750,868

	Packaging & Containers— 4.0%
1,150,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(a)	7.250	05/15/2024	1,201,750
1,019,000	BWAY Holding Co.(a)	5.500	04/15/2024	999,995
200,000	Graphic Packaging International LLC(b)	4.125	08/15/2024	200,000
569,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A.(a)	7.000	07/15/2024	573,851
258,000	Sealed Air Corp.(a)	5.125	12/01/2024	267,030

				3,242,626

	Pharmaceuticals— 2.2%
1,291,000	Bausch Health Cos., Inc.(a)	7.000	03/15/2024	1,351,516
200,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)	5.875	10/15/2024	191,000
200,000	Horizon Pharma USA, Inc.(a)	8.750	11/01/2024	215,750

				1,758,266

	Pipelines— 2.6%
700,000	Cheniere Corpus Christi Holdings LLC	7.000	06/30/2024	782,040
769,000	Energy Transfer Operating LP	5.875	01/15/2024	841,037
259,000	Genesis Energy LP/Genesis Energy Finance Corp.	5.625	06/15/2024	244,755
250,000	Holly Energy Partners LP/Holly Energy Finance Corp.(a)	6.000	08/01/2024	259,375

				2,127,207

	Private Equity— 0.3%
258,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.750	02/01/2024	265,418

	Real Estate— 1.0%
769,000	Kennedy-Wilson, Inc.	5.875	04/01/2024	769,108

	REITs— 3.6%
259,000	GEO Group, Inc. (The)	5.875	10/15/2024	241,517
514,000	Iron Mountain, Inc.	5.750	08/15/2024	511,183
642,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.	5.625	05/01/2024	665,273
759,000	SBA Communications Corp.	4.875	09/01/2024	754,522
459,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(a)	7.125	12/15/2024	397,035
400,000	Washington Prime Group LP(b)	5.950	08/15/2024	367,500

				2,937,030

	Retail— 4.7%
969,000	1011778 BC ULC/New Red Finance, Inc. (Canada)(a)	4.250	05/15/2024	960,521
387,000	Asbury Automotive Group, Inc.	6.000	12/15/2024	397,643
156,000	FirstCash, Inc.(a)	5.375	06/01/2024	158,340
900,000	Golden Nugget, Inc.(a)	6.750	10/15/2024	895,500
758,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)	5.000	06/01/2024	769,370
206,000	Penske Automotive Group, Inc.	5.375	12/01/2024	207,545
200,000	Signet UK Finance PLC(b)	4.700	06/15/2024	169,750
259,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.500	06/01/2024	255,115

				3,813,784

	Software— 7.7%
387,000	Camelot Finance S.A.(a)	7.875	10/15/2024	402,964

Schedule of Investments

$263,000	CDK Global, Inc.	5.000%	10/15/2024	$271,037
155,000	Donnelley Financial Solutions, Inc.	8.250	10/15/2024	158,875
1,286,000	First Data Corp.(a)	5.750	01/15/2024	1,321,365
1,204,000	First Data Corp.(a)	5.000	01/15/2024	1,231,090
457,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC(a)	10.000	11/30/2024	499,272
504,000	MSCI, Inc.(a)	5.250	11/15/2024	519,120
202,000	Nuance Communications, Inc.	6.000	07/01/2024	207,313
322,000	PTC, Inc.	6.000	05/15/2024	338,100
769,000	Rackspace Hosting, Inc.(a)(b)	8.625	11/15/2024	671,122
300,000	Rp Crown Parent LLC(a)	7.375	10/15/2024	312,840
401,000	Veritas US, Inc./Veritas Bermuda Ltd.(a)(b)	10.500	02/01/2024	336,647

				6,269,745

	Storage/Warehousing— 0.3%
258,000	Mobile Mini, Inc.	5.875	07/01/2024	265,418

	Telecommunications— 6.7%
650,000	Altice France S.A. (France)(a)	6.250	05/15/2024	661,375
577,000	CenturyLink, Inc., Series Y(b)	7.500	04/01/2024	617,390
459,000	Cincinnati Bell, Inc.(a)	7.000	07/15/2024	398,182
306,000	CommScope, Inc.(a)	5.500	06/15/2024	286,110
259,000	GTT Communications, Inc.(a)	7.875	12/31/2024	219,502
400,000	Inmarsat Finance PLC (United Kingdom)(a)	6.500	10/01/2024	421,500
527,000	Level 3 Financing, Inc.(b)	5.375	01/15/2024	529,635
200,000	ORBCOMM, Inc.(a)	8.000	04/01/2024	206,500
1,443,000	Sprint Corp.	7.125	06/15/2024	1,504,328
590,000	T-Mobile USA, Inc.	6.000	04/15/2024	614,338

				5,458,860

	Total Corporate Bonds (Cost $80,679,720)			79,900,521

Number of Shares
	Money Market Funds - 0.5%
371,617	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $371,617)			371,617

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 81,051,337)— 98.5%			80,272,138

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 5.3%
3,289,076	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)			3,289,076
1,096,030	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)			1,096,359

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,385,435)			4,385,435

	Total Investments in Securities (Cost $85,436,772)— 103.8%			84,657,573
	Other assets less liabilities—(3.8)%			(3,112,810)

	Net Assets—100.0%			$81,544,763

Abbreviations:

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $45,489,031, which represented 55.78% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 97.5%
	Advertising— 0.2%
$150,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.875%	03/15/2025	$152,250

	Aerospace/Defense— 1.9%
641,000	Bombardier, Inc. (Canada)(a)	7.500	03/15/2025	623,981
100,000	Kratos Defense & Security Solutions, Inc.(a)	6.500	11/30/2025	105,750
286,000	TransDigm, Inc.	6.500	05/15/2025	284,928
150,000	Triumph Group, Inc.	7.750	08/15/2025	145,500

				1,160,159

	Agriculture— 0.4%
274,000	Vector Group Ltd.(a)	6.125	02/01/2025	252,540

	Apparel— 0.3%
196,000	Levi Strauss & Co.	5.000	05/01/2025	200,900

	Auto Manufacturers— 1.7%
468,000	Navistar International Corp.(a)	6.625	11/01/2025	480,879
550,000	Tesla, Inc.(a)(b)	5.300	08/15/2025	450,324
100,000	Wabash National Corp.(a)	5.500	10/01/2025	94,750

				1,025,953

	Auto Parts & Equipment— 0.6%
244,000	American Axle & Manufacturing, Inc.(b)	6.250	04/01/2025	235,155
144,000	Dana Financing Luxembourg Sarl(a)	5.750	04/15/2025	144,360

				379,515

	Banks— 0.8%
200,000	CIT Group, Inc.	5.250	03/07/2025	211,776
250,000	Freedom Mortgage Corp.(a)	8.250	04/15/2025	209,375
90,000	Provident Funding Associates LP/PFG Finance Corp.(a)	6.375	06/15/2025	84,938

				506,089

	Beverages— 0.4%
244,000	Cott Holdings, Inc. (Canada)(a)	5.500	04/01/2025	241,255

	Building Materials— 0.3%
100,000	JELD-WEN, Inc.(a)	4.625	12/15/2025	95,750
100,000	Summit Materials LLC/Summit Materials Finance Corp.(a)	5.125	06/01/2025	98,500

				194,250

	Chemicals— 4.0%
200,000	Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom)(a)	6.250	02/01/2025	197,000
287,000	Chemours Co. (The)	7.000	05/15/2025	287,717
206,000	Consolidated Energy Finance S.A. (Switzerland)(a)	6.875	06/15/2025	208,060
400,000	Element Solutions, Inc.(a)	5.875	12/01/2025	407,500
146,000	Kraton Polymers LLC/Kraton Polymers Capital Corp.(a)	7.000	04/15/2025	146,730
100,000	PQ Corp.(a)	5.750	12/15/2025	100,500
299,000	Rain CII Carbon LLC/CII Carbon Corp.(a)	7.250	04/01/2025	275,080
200,000	SPCM S.A. (France)(a)	4.875	09/15/2025	195,000
200,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.(a)	5.375	09/01/2025	186,500
150,000	Tronox Finance PLC(a)	5.750	10/01/2025	136,313
250,000	Valvoline, Inc.	4.375	08/15/2025	241,875
111,000	Venator Finance Sarl/Venator Materials LLC(a)(b)	5.750	07/15/2025	99,345

				2,481,620

	Coal— 0.6%
161,000	Peabody Energy Corp.(a)	6.375	03/31/2025	156,572
214,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.(a)	7.500	06/15/2025	211,593

				368,165

	Commercial Services— 4.2%
54,000	Aptim Corp.(a)	7.750	06/15/2025	41,850
144,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)	5.250	03/15/2025	139,140
100,000	Cardtronics, Inc./Cardtronics USA, Inc.(a)	5.500	05/01/2025	98,625
193,000	Garda World Security Corp. (Canada)(a)	8.750	05/15/2025	185,280
250,000	Gartner, Inc.(a)	5.125	04/01/2025	252,500
394,000	Laureate Education, Inc.(a)	8.250	05/01/2025	427,585
100,000	Matthews International Corp.(a)	5.250	12/01/2025	96,000
150,000	Nielsen Co. Luxembourg Sarl (The)(a)	5.000	02/01/2025	146,827
144,000	Ritchie Bros Auctioneers, Inc. (Canada)(a)	5.375	01/15/2025	146,880

Schedule of Investments

$150,000	Sotheby’s(a)	4.875%	12/15/2025	$144,000
287,000	Team Health Holdings, Inc.(a)(b)	6.375	02/01/2025	238,031
75,000	Tms International Corp.(a)	7.250	08/15/2025	73,312
275,000	United Rentals North America, Inc.	5.500	07/15/2025	281,875
250,000	United Rentals North America, Inc.	4.625	10/15/2025	246,250
87,000	Weight Watchers International, Inc.(a)(b)	8.625	12/01/2025	82,218

				2,600,373

	Computers— 1.2%
100,000	Booz Allen Hamilton, Inc.(a)	5.125	05/01/2025	100,625
170,000	Everi Payments, Inc.(a)	7.500	12/15/2025	176,375
149,000	GCI LLC	6.875	04/15/2025	154,029
400,000	West Corp.(a)	8.500	10/15/2025	320,000

				751,029

	Cosmetics/Personal Care— 0.3%
200,000	First Quality Finance Co., Inc.(a)	5.000	07/01/2025	198,000

	Distribution/Wholesale— 1.3%
200,000	Core & Main LP(a)	6.125	08/15/2025	198,500
300,000	H&E Equipment Services, Inc.	5.625	09/01/2025	298,725
337,000	KAR Auction Services, Inc.(a)	5.125	06/01/2025	333,630

				830,855

	Diversified Financial Services— 5.1%
161,000	Ally Financial, Inc.	4.625	03/30/2025	165,226
394,000	Ally Financial, Inc.	5.750	11/20/2025	423,057
200,000	Curo Group Holdings Corp.(a)	8.250	09/01/2025	165,500
150,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)	5.250	10/01/2025	147,000
294,000	LPL Holdings, Inc.(a)	5.750	09/15/2025	296,205
144,000	Navient Corp.	6.750	06/25/2025	146,340
224,000	NFP Corp.(a)	6.875	07/15/2025	215,320
427,000	Quicken Loans, Inc.(a)	5.750	05/01/2025	423,883
550,000	Springleaf Finance Corp.	6.875	03/15/2025	574,585
287,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp.(a)	6.750	06/01/2025	290,588
200,000	Vantiv LLC/Vantiv Issuer Corp.(a)	4.375	11/15/2025	207,038
100,000	Werner Finco LP/Werner Finco, Inc.(a)	8.750	07/15/2025	87,375

				3,142,117

	Electric— 2.2%
199,000	AES Corp. (The)	5.500	04/15/2025	206,005
637,000	Calpine Corp.	5.750	01/15/2025	618,030
200,000	Drax Finco PLC (United Kingdom)(a)	6.625	11/01/2025	203,254
76,199	NSG Holdings LLC/NSG Holdings, Inc.(a)	7.750	12/15/2025	81,723
287,000	Talen Energy Supply LLC	6.500	06/01/2025	245,385

				1,354,397

	Electrical Components & Equipment— 0.3%
212,000	Energizer Holdings, Inc.(a)	5.500	06/15/2025	209,816

	Electronics— 0.5%
244,000	Sensata Technologies BV(a)	5.000	10/01/2025	245,220
98,000	TTM Technologies, Inc.(a)	5.625	10/01/2025	94,570

				339,790

	Energy-Alternate Sources— 0.1%
55,000	TerraForm Power Operating LLC(a)(c)	6.625	06/15/2025	56,994

	Engineering & Construction— 0.8%
336,000	Brand Industrial Services, Inc.(a)	8.500	07/15/2025	286,440
159,000	Tutor Perini Corp.(a)	6.875	05/01/2025	153,093
75,000	Weekley Homes LLC/Weekley Finance Corp.	6.625	08/15/2025	74,063

				513,596

	Entertainment— 3.3%
144,000	AMC Entertainment Holdings, Inc.(b)	5.750	06/15/2025	131,400
800,000	Caesars Resort Collection LLC/CRC Finco, Inc.(a)	5.250	10/15/2025	784,400
286,000	Eldorado Resorts, Inc.	6.000	04/01/2025	292,778
400,000	International Game Technology PLC(a)	6.500	02/15/2025	423,000
400,000	Scientific Games International, Inc.(a)	5.000	10/15/2025	393,152

				2,024,730

	Environmental Control— 0.2%
100,000	Covanta Holding Corp.	5.875	07/01/2025	102,500

	Food— 2.3%
437,000	Albertsons Cos LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC	5.750	03/15/2025	423,977
294,000	B&G Foods, Inc.(b)	5.250	04/01/2025	285,364
208,000	Chobani LLC/Chobani Finance Corp., Inc.(a)	7.500	04/15/2025	190,320
100,000	Clearwater Seafoods, Inc. (Canada)(a)	6.875	05/01/2025	99,125

Schedule of Investments

$113,000	Dole Food Co., Inc.(a)	7.250%	06/15/2025	$109,045
337,000	Post Holdings, Inc.(a)	5.500	03/01/2025	341,213

				1,449,044

	Food Service— 0.4%
217,000	Aramark Services, Inc.(a)	5.000	04/01/2025	216,457

	Forest Products & Paper— 0.4%
150,000	Clearwater Paper Corp.(a)	5.375	02/01/2025	134,250
100,000	Smurfit Kappa Treasury Funding DAC (Ireland)	7.500	11/20/2025	115,000

				249,250

	Gas— 0.4%
244,000	AmeriGas Partners LP/AmeriGas Finance Corp.	5.500	05/20/2025	249,197

	Healthcare-Products— 2.5%
800,000	Avantor, Inc.(a)	9.000	10/01/2025	879,000
100,000	Hill-Rom Holdings, Inc.(a)	5.000	02/15/2025	101,000
450,000	Hologic, Inc.(a)	4.375	10/15/2025	447,187
187,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC(a)(b)	5.500	04/15/2025	120,031

				1,547,218

	Healthcare-Services— 6.4%
544,000	Centene Corp.	4.750	01/15/2025	552,160
657,000	DaVita, Inc.	5.000	05/01/2025	623,789
114,000	Encompass Health Corp.	5.750	09/15/2025	116,280
1,026,000	HCA, Inc.	5.375	02/01/2025	1,073,145
100,000	HCA, Inc.	7.690	06/15/2025	113,750
100,000	Molina Healthcare, Inc.(a)	4.875	06/15/2025	99,500
144,000	Surgery Center Holdings, Inc.(a)	6.750	07/01/2025	131,400
487,000	Tenet Healthcare Corp.	5.125	05/01/2025	484,565
150,000	Tenet Healthcare Corp.(b)	7.000	08/01/2025	147,994
413,000	WellCare Health Plans, Inc.	5.250	04/01/2025	420,104
250,000	West Street Merger Sub, Inc.(a)	6.375	09/01/2025	229,717

				3,992,404

	Home Builders— 1.7%
100,000	Ashton Woods USA LLC/Ashton Woods Finance Co.(a)	6.750	08/01/2025	94,000
100,000	Beazer Homes USA, Inc.	6.750	03/15/2025	93,375
100,000	Brookfield Residential Properties, Inc. (Canada)(a)	6.375	05/15/2025	98,250
100,000	Century Communities, Inc.	5.875	07/15/2025	98,000
75,000	M/I Homes, Inc.	5.625	08/01/2025	73,687
100,000	Mattamy Group Corp. (Canada)(a)	6.500	10/01/2025	102,000
100,000	Meritage Homes Corp.	6.000	06/01/2025	105,500
135,000	Shea Homes LP/Shea Homes Funding Corp.(a)	6.125	04/01/2025	132,300
250,000	William Lyon Homes, Inc.	5.875	01/31/2025	241,250

				1,038,362

	Household Products/Wares— 0.6%
347,000	Spectrum Brands, Inc.	5.750	07/15/2025	353,923

	Housewares— 0.2%
100,000	American Greetings Corp.(a)	8.750	04/15/2025	92,750

	Insurance— 1.4%
300,000	Acrisure LLC/Acrisure Finance, Inc.(a)	7.000	11/15/2025	273,750
144,000	AssuredPartners, Inc.(a)	7.000	08/15/2025	137,160
200,000	Fidelity & Guaranty Life Holdings, Inc.(a)	5.500	05/01/2025	203,700
244,000	USIS Merger Sub, Inc.(a)	6.875	05/01/2025	237,290

				851,900

	Internet— 1.0%
244,000	Netflix, Inc.	5.875	02/15/2025	259,482
346,000	Zayo Group LLC/Zayo Capital, Inc.	6.375	05/15/2025	357,245

				616,727

	Iron/Steel— 1.7%
219,000	Big River Steel LLC/BRS Finance Corp.(a)	7.250	09/01/2025	228,307
487,000	Cleveland-Cliffs, Inc.	5.750	03/01/2025	476,043
120,000	Steel Dynamics, Inc.	4.125	09/15/2025	119,250
250,000	United States Steel Corp.(b)	6.875	08/15/2025	217,625

				1,041,225

	Leisure Time— 0.2%
150,000	Constellation Merger Sub, Inc.(a)(b)	8.500	09/15/2025	142,092

	Lodging— 3.0%
340,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.625	04/01/2025	342,125
400,000	MGM Resorts International	5.750	06/15/2025	421,500
200,000	Station Casinos LLC(a)	5.000	10/01/2025	193,000

Schedule of Investments

$144,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(a)	5.875%	05/15/2025	$141,480
100,000	Wyndham Destinations, Inc.	6.350	10/01/2025	106,750
636,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a)	5.500	03/01/2025	624,870

				1,829,725

	Machinery-Construction & Mining— 0.3%
194,000	Terex Corp.(a)	5.625	02/01/2025	190,993

	Machinery-Diversified— 0.4%
150,000	RBS Global, Inc./Rexnord LLC(a)	4.875	12/15/2025	148,125
100,000	Tennant Co.	5.625	05/01/2025	101,750

				249,875

	Media— 6.1%
100,000	Altice Finco S.A., MTN (Luxembourg)(a)	7.625	02/15/2025	92,625
660,000	Altice Luxembourg S.A. (Luxembourg)(a)	7.625	02/15/2025	610,137
250,000	AMC Networks, Inc.	4.750	08/01/2025	245,312
232,000	Block Communications, Inc.(a)	6.875	02/15/2025	239,540
341,000	CCO Holdings LLC/CCO Holdings Capital Corp.(a)	5.375	05/01/2025	348,996
309,000	CSC Holdings LLC(a)	6.625	10/15/2025	324,744
150,000	EW Scripps Co. (The)(a)	5.125	05/15/2025	141,375
150,000	Radiate Holdco LLC/Radiate Finance, Inc.(a)	6.625	02/15/2025	147,375
297,000	Sirius XM Radio, Inc.(a)	5.375	04/15/2025	300,199
250,000	Unitymedia GmbH (Germany)(a)	6.125	01/15/2025	257,625
200,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)(a)	5.000	01/15/2025	205,500
487,000	Univision Communications, Inc.(a)	5.125	02/15/2025	448,415
200,000	Virgin Media Finance PLC (United Kingdom)(a)	5.750	01/15/2025	203,375
200,000	Ziggo Bond Co. BV (Netherlands)(a)	5.875	01/15/2025	199,500

				3,764,718

	Metal Fabricate/Hardware— 0.2%
120,000	Trimas Corp.(a)	4.875	10/15/2025	118,725

	Mining— 0.7%
120,000	Constellium N.V.(a)(b)	6.625	03/01/2025	122,100
225,000	Hudbay Minerals, Inc. (Canada)(a)	7.625	01/15/2025	224,438
111,000	IAMGOLD Corp. (Canada)(a)(b)	7.000	04/15/2025	111,144

				457,682

	Miscellaneous Manufacturing— 0.3%
173,000	Koppers, Inc.(a)	6.000	02/15/2025	163,377

	Office/Business Equipment— 0.3%
194,000	CDW LLC/CDW Finance Corp.	5.000	09/01/2025	196,910

	Oil & Gas— 8.2%
200,000	Aker BP ASA (Norway)(a)	5.875	03/31/2025	210,500
200,000	Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.	6.875	02/01/2025	196,250
99,000	Carrizo Oil & Gas, Inc.	8.250	07/15/2025	97,020
486,000	Chesapeake Energy Corp.(b)	8.000	01/15/2025	449,550
200,000	Covey Park Energy LLC/Covey Park Finance Corp.(a)	7.500	05/15/2025	179,000
400,000	CrownRock LP/CrownRock Finance, Inc.(a)	5.625	10/15/2025	384,500
200,000	Diamond Offshore Drilling, Inc.(b)	7.875	08/15/2025	180,500
144,000	Ensco Rowan PLC	5.200	03/15/2025	100,440
287,000	Gulfport Energy Corp.	6.375	05/15/2025	239,645
81,000	HighPoint Operating Corp.	8.750	06/15/2025	76,342
150,000	Hilcorp Energy I LP/Hilcorp Finance Co.(a)	5.750	10/01/2025	148,125
244,000	MEG Energy Corp. (Canada)(a)	6.500	01/15/2025	235,692
200,000	Neptune Energy Bondco PLC (United Kingdom)(a)	6.625	05/15/2025	202,760
100,000	Par Petroleum LLC/Par Petroleum Finance Corp.(a)	7.750	12/15/2025	99,250
244,000	Parsley Energy LLC/Parsley Finance Corp.(a)	5.375	01/15/2025	244,610
150,000	Parsley Energy LLC/Parsley Finance Corp.(a)	5.250	08/15/2025	147,750
286,000	PBF Holding Co. LLC/PBF Finance Corp.	7.250	06/15/2025	291,362
394,000	Range Resources Corp.(b)	4.875	05/15/2025	344,750
144,000	Rowan Cos., Inc.	7.375	06/15/2025	111,005
342,000	Seven Generations Energy Ltd. (Canada)(a)	5.375	09/30/2025	325,328
144,000	SM Energy Co.	5.625	06/01/2025	126,000
479,000	Southwestern Energy Co.	6.200	01/23/2025	447,717
150,000	SRC Energy, Inc.	6.250	12/01/2025	140,625
100,000	Vermilion Energy, Inc. (Canada)(a)	5.625	03/15/2025	97,375

				5,076,096

	Oil & Gas Services— 0.3%
100,000	CSI Compressco LP/CSI Compressco Finance, Inc.(a)	7.500	04/01/2025	98,250
100,000	Exterran Energy Solutions LP/EES Finance Corp.	8.125	05/01/2025	101,750

				200,000

Schedule of Investments

	Packaging & Containers— 4.4%
$601,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)(a)	6.000%	02/15/2025	$596,613
444,000	Ball Corp.	5.250	07/01/2025	468,420
436,000	BWAY Holding Co.(a)	7.250	04/15/2025	421,328
266,000	Flex Acquisition Co., Inc.(a)	6.875	01/15/2025	239,400
200,000	Multi-Color Corp.(a)	4.875	11/01/2025	208,500
120,000	Owens-Brockway Glass Container, Inc.(a)	5.375	01/15/2025	121,350
100,000	Owens-Brockway Glass Container, Inc.(a)	6.375	08/15/2025	105,000
111,000	Pactiv LLC	7.950	12/15/2025	113,775
150,000	Plastipak Holdings, Inc.(a)(b)	6.250	10/15/2025	135,375
100,000	Sealed Air Corp.(a)	5.500	09/15/2025	104,000
120,000	Silgan Holdings, Inc.	4.750	03/15/2025	120,300
100,000	Trident Merger Sub, Inc.(a)	6.625	11/01/2025	92,000

				2,726,061

	Pharmaceuticals— 4.4%
1,157,000	Bausch Health Cos., Inc.(a)	6.125	04/15/2025	1,130,244
905,000	Bausch Health Cos., Inc.(a)	5.500	11/01/2025	913,634
500,000	Bausch Health Cos., Inc.(a)	9.000	12/15/2025	540,000
201,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)	6.000	02/01/2025	134,670

				2,718,548

	Pipelines— 3.9%
477,000	Cheniere Corpus Christi Holdings LLC	5.875	03/31/2025	513,968
500,000	Cheniere Energy Partners LP	5.250	10/01/2025	503,125
144,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	5.750	04/01/2025	145,800
400,000	DCP Midstream Operating LP	5.375	07/15/2025	417,000
100,000	Delek Logistics Partners LP/Delek Logistics Finance Corp.	6.750	05/15/2025	100,000
200,000	Genesis Energy LP/Genesis Energy Finance Corp.	6.500	10/01/2025	190,750
100,000	NGL Energy Partners LP/NGL Energy Finance Corp.	6.125	03/01/2025	98,750
120,000	Semgroup Corp.	6.375	03/15/2025	115,800
144,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.	5.750	04/15/2025	128,520
200,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.125	02/01/2025	201,500

				2,415,213

	Private Equity— 0.4%
250,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.375	12/15/2025	251,875

	Real Estate— 1.6%
200,000	Five Point Operating Co. LP/Five Point Capital Corp.(a)	7.875	11/15/2025	199,500
200,000	Greystar Real Estate Partners LLC(a)	5.750	12/01/2025	199,000
374,000	Howard Hughes Corp. (The)(a)	5.375	03/15/2025	371,195
230,000	WeWork Cos., Inc.(a)(b)	7.875	05/01/2025	212,750

				982,445

	REITs— 1.5%
100,000	CTR Partnership LP/CareTrust Capital Corp.	5.250	06/01/2025	102,750
487,000	ESH Hospitality, Inc.(a)	5.250	05/01/2025	489,435
181,000	FelCor Lodging LP	6.000	06/01/2025	188,240
150,000	Starwood Property Trust, Inc.	4.750	03/15/2025	148,875

				929,300

	Retail— 4.8%
1,100,000	1011778 BC ULC/New Red Finance, Inc. (Canada)(a)	5.000	10/15/2025	1,086,250
550,000	Beacon Roofing Supply, Inc.(a)	4.875	11/01/2025	521,988
144,000	Cumberland Farms, Inc.(a)	6.750	05/01/2025	149,760
250,000	Golden Nugget, Inc.(a)	8.750	10/01/2025	252,188
100,000	Lithia Motors, Inc.(a)	5.250	08/01/2025	100,875
487,000	PetSmart, Inc.(a)	5.875	06/01/2025	456,611
244,000	Sally Holdings LLC/Sally Capital, Inc.(b)	5.625	12/01/2025	241,560
150,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.750	03/01/2025	149,895

				2,959,127

	Software— 1.4%
337,000	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.(a)	5.750	03/01/2025	326,469
194,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.(a)	6.000	07/15/2025	198,607
346,000	MSCI, Inc.(a)	5.750	08/15/2025	362,366

				887,442

	Telecommunications— 4.4%
194,000	CenturyLink, Inc.(b)	5.625	04/01/2025	188,180
100,000	Cincinnati Bell, Inc.(a)	8.000	10/15/2025	86,250
643,000	CommScope Technologies LLC(a)	6.000	06/15/2025	586,429
477,000	Intelsat Jackson Holdings S.A. (Luxembourg)(a)	9.750	07/15/2025	482,733
284,000	Level 3 Financing, Inc.	5.375	05/01/2025	285,065
100,000	Qualitytech LP/QTS Finance Corp.(a)	4.750	11/15/2025	97,250
569,000	Sprint Corp.	7.625	02/15/2025	603,140
170,000	T-Mobile USA, Inc.	5.125	04/15/2025	173,400

Schedule of Investments

$250,000	ViaSat, Inc.(a)	5.625%	09/15/2025	$243,750

				2,746,197

	Toys/Games/Hobbies— 1.0%
650,000	Mattel, Inc.(a)	6.750	12/31/2025	641,687

	Total Corporate Bonds (Cost $60,506,543)			60,433,438

Number of Shares
	Money Market Funds - 1.1%
679,670	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(d) (Cost $679,670)			679,670

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 61,186,213)— 98.6%			61,113,108

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 5.8%
2,694,330	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(d)(e)			2,694,330
897,841	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(d)(e)			898,110

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,592,440)			3,592,440

	Total Investments in Securities (Cost $64,778,653)— 104.4%			64,705,548
	Other assets less liabilities—(4.4)%			(2,699,075)

	Net Assets—100.0%			$62,006,473

Abbreviations:

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $37,944,393, which represented 61.19% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specific date.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 97.9%
	Advertising— 0.7%
$102,000	Lamar Media Corp.	5.750%	02/01/2026	$107,037

	Aerospace/Defense— 1.8%
75,000	BBA US Holdings, Inc.(a)	5.375	05/01/2026	76,125
200,000	TransDigm, Inc.	6.375	06/15/2026	196,250

				272,375

	Apparel— 1.3%
150,000	Hanesbrands, Inc.(a)	4.875	05/15/2026	148,053
50,000	Wolverine World Wide, Inc.(a)	5.000	09/01/2026	48,625

				196,678

	Auto Manufacturers— 0.3%
50,000	JB Poindexter & Co., Inc.(a)	7.125	04/15/2026	51,250

	Auto Parts & Equipment— 2.1%
50,000	American Axle & Manufacturing, Inc.(b)	6.250	03/15/2026	47,750
50,000	Cooper-Standard Automotive, Inc.(a)	5.625	11/15/2026	43,250
71,000	Dana Financing Luxembourg Sarl(a)	6.500	06/01/2026	73,662
125,000	Goodyear Tire & Rubber Co. (The)(b)	5.000	05/31/2026	115,000
50,000	Tenneco, Inc.	5.000	07/15/2026	38,188

				317,850

	Building Materials— 1.2%
50,000	American Woodmark Corp.(a)	4.875	03/15/2026	48,875
80,000	Cornerstone Building Brands, Inc.(a)	8.000	04/15/2026	72,624
50,000	Masonite International Corp.(a)	5.750	09/15/2026	50,750

				172,249

	Chemicals— 1.3%
50,000	Gcp Applied Technologies, Inc.(a)	5.500	04/15/2026	50,375
50,000	Ingevity Corp.(a)	4.500	02/01/2026	47,875
100,000	Tronox, Inc.(a)(b)	6.500	04/15/2026	94,375

				192,625

	Commercial Services— 2.8%
50,000	Carriage Services, Inc.(a)	6.625	06/01/2026	51,292
50,000	Graham Holdings Co.(a)	5.750	06/01/2026	52,375
148,000	United Rentals North America, Inc.	5.875	09/15/2026	153,920
150,000	Verscend Escrow Corp.(a)	9.750	08/15/2026	159,188

				416,775

	Computers— 1.3%
200,000	Banff Merger Sub, Inc.(a)	9.750	09/01/2026	188,000

	Cosmetics/Personal Care— 0.3%
50,000	Coty, Inc.(a)(b)	6.500	04/15/2026	48,119

	Distribution/Wholesale— 0.6%
80,000	American Builders & Contractors Supply Co., Inc.(a)	5.875	05/15/2026	81,600

	Diversified Financial Services— 2.7%
100,000	Nationstar Mortgage Holdings, Inc.(a)	9.125	07/15/2026	98,186
100,000	Navient Corp.(b)	6.750	06/15/2026	100,750
200,000	Springleaf Finance Corp.	7.125	03/15/2026	210,065

				409,001

	Electric— 4.2%
50,000	AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It (Dominican Republic)(a)	7.950	05/11/2026	53,625
50,000	AES Corp. (The)	6.000	05/15/2026	52,500
150,000	Calpine Corp.(a)	5.250	06/01/2026	147,385
80,000	Clearway Energy Operating LLC	5.000	09/15/2026	77,600
100,000	Talen Energy Supply LLC(a)	10.500	01/15/2026	100,250
50,000	Terraform Global Operating LLC(a)	6.125	03/01/2026	49,813
150,000	Vistra Operations Co. LLC(a)	5.500	09/01/2026	154,125

				635,298

	Electrical Components & Equipment— 0.3%
50,000	Energizer Holdings, Inc.(a)	6.375	07/15/2026	50,250

Schedule of Investments

	Engineering & Construction— 1.0%
$50,000	frontdoor, Inc.(a)	6.750%	08/15/2026	$52,625
50,000	New Enterprise Stone & Lime Co., Inc.(a)	6.250	03/15/2026	49,750
50,000	TopBuild Corp.(a)	5.625	05/01/2026	50,625

				153,000

	Entertainment— 2.3%
100,000	AMC Entertainment Holdings, Inc.(b)	5.875	11/15/2026	88,250
50,000	Live Nation Entertainment, Inc.(a)	5.625	03/15/2026	51,500
50,000	National CineMedia LLC	5.750	08/15/2026	47,375
150,000	Stars Group Holdings BV/Stars Group US Co.-Borrower LLC (Canada)(a)	7.000	07/15/2026	154,687

				341,812

	Environmental Control— 0.9%
50,000	GFL Environmental, Inc. (Canada)(a)	7.000	06/01/2026	48,235
80,000	Waste Pro USA, Inc.(a)	5.500	02/15/2026	79,600

				127,835

	Food— 2.5%
90,000	Lamb Weston Holdings, Inc.(a)	4.875	11/01/2026	90,675
50,000	Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.(a)	8.500	06/01/2026	44,250
250,000	Post Holdings, Inc.(a)	5.000	08/15/2026	245,638

				380,563

	Food Service— 0.5%
75,000	Aramark Services, Inc.	4.750	06/01/2026	74,719

	Forest Products & Paper— 0.3%
50,000	Mercer International, Inc. (Canada)	5.500	01/15/2026	49,488

	Gas— 0.7%
100,000	AmeriGas Partners LP/AmeriGas Finance Corp.	5.875	08/20/2026	103,875

	Healthcare-Products— 0.3%
50,000	Teleflex, Inc.	4.875	06/01/2026	51,000

	Healthcare-Services— 5.7%
50,000	Ahp Health Partners, Inc.(a)	9.750	07/15/2026	53,125
50,000	Catalent Pharma Solutions, Inc.(a)	4.875	01/15/2026	49,750
250,000	Centene Corp.(a)	5.375	06/01/2026	259,925
50,000	Charles River Laboratories International, Inc.(a)	5.500	04/01/2026	52,062
200,000	HCA, Inc.	5.875	02/15/2026	212,502
150,000	HCA, Inc.	5.375	09/01/2026	156,017
75,000	Wellcare Health Plans, Inc.(a)	5.375	08/15/2026	77,040

				860,421

	Home Builders— 1.0%
50,000	LGI Homes, Inc.(a)(b)	6.875	07/15/2026	50,625
100,000	PulteGroup, Inc.	5.500	03/01/2026	104,500

				155,125

	Home Furnishings— 0.7%
100,000	Tempur Sealy International, Inc.	5.500	06/15/2026	100,625

	Housewares— 0.3%
50,000	Scotts Miracle-Gro Co. (The)	5.250	12/15/2026	49,750

	Insurance— 1.5%
50,000	Amwins Group, Inc.(a)	7.750	07/01/2026	50,625
175,000	HUB International Ltd.(a)	7.000	05/01/2026	172,532

				223,157

	Internet— 0.7%
100,000	NetFlix, Inc.	4.375	11/15/2026	97,598

	Investment Companies— 0.6%
80,000	Compass Group Diversified Holdings LLC(a)	8.000	05/01/2026	83,450

	Iron/Steel— 1.9%
100,000	Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)(a)	8.750	07/15/2026	100,750
100,000	Steel Dynamics, Inc.	5.000	12/15/2026	102,500
100,000	U.S. Steel Corp.	6.250	03/15/2026	82,500

				285,750

	Lodging— 4.0%
88,000	Boyd Gaming Corp.	6.375	04/01/2026	90,979
100,000	Boyd Gaming Corp.	6.000	08/15/2026	101,375
225,000	Hilton Domestic Operating Co., Inc.	5.125	05/01/2026	227,813
75,000	Marriott Ownership Resorts, Inc.(a)	6.500	09/15/2026	77,906
50,000	MGM Resorts International	4.625	09/01/2026	48,750

Schedule of Investments

$50,000	Wyndham Hotels & Resorts, Inc.(a)	5.375%	04/15/2026	$51,000

				597,823

	Machinery-Construction & Mining— 0.4%
50,000	BWX Technologies, Inc.(a)	5.375	07/15/2026	51,250

	Machinery-Diversified— 1.2%
50,000	Mueller Water Products, Inc.(a)	5.500	06/15/2026	50,625
50,000	SPX FLOW, Inc.(a)	5.875	08/15/2026	51,875
80,000	Titan Acquisition Ltd./Titan Co.-Borrower LLC (Canada)(a)	7.750	04/15/2026	71,500

				174,000

	Media— 11.3%
200,000	Altice Financing S.A. (Luxembourg)(a)	7.500	05/15/2026	196,046
325,000	CCO Holdings LLC/CCO Holdings Capital Corp.(a)	5.750	02/15/2026	337,797
175,000	CCO Holdings LLC/CCO Holdings Capital Corp.(a)	5.500	05/01/2026	179,375
275,000	DISH DBS Corp.(b)	7.750	07/01/2026	253,000
50,000	Gray Television, Inc.(a)	5.875	07/15/2026	51,422
78,000	McClatchy Co. (The)(a)	9.000	07/15/2026	77,025
50,000	Meredith Corp.	6.875	02/01/2026	51,745
50,000	Sinclair Television Group, Inc.(a)	5.875	03/15/2026	50,438
100,000	Sirius XM Radio, Inc.(a)	5.375	07/15/2026	101,095
200,000	Virgin Media Secured Finance PLC (United Kingdom)(a)	5.250	01/15/2026	199,750
200,000	Virgin Media Secured Finance PLC (United Kingdom)(a)	5.500	08/15/2026	201,530

				1,699,223

	Metal Fabricate/Hardware— 1.1%
175,000	Novelis Corp.(a)	5.875	09/30/2026	170,954

	Mining— 0.7%
100,000	Alcoa Nederland Holding BV(a)	7.000	09/30/2026	105,250

	Oil & Gas— 9.4%
50,000	Berry Petroleum Co. LLC(a)	7.000	02/15/2026	48,625
50,000	Callon Petroleum Co.	6.375	07/01/2026	48,875
50,000	Centennial Resource Production LLC(a)	5.375	01/15/2026	47,750
100,000	Comstock Resources, Inc.	9.750	08/15/2026	77,500
50,000	Endeavor Energy Resources LP/EER Finance, Inc.(a)	5.500	01/30/2026	51,250
150,000	Ensco Rowan PLC	7.750	02/01/2026	112,125
50,000	EP Energy LLC/Everest Acquisition Finance, Inc.(a)	7.750	05/15/2026	42,625
100,000	Extraction Oil & Gas, Inc.(a)	5.625	02/01/2026	79,000
80,000	Indigo Natural Resources LLC(a)	6.875	02/15/2026	72,200
50,000	Jagged Peak Energy LLC	5.875	05/01/2026	49,062
50,000	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(a)	6.000	08/01/2026	50,500
100,000	Moss Creek Resources Holdings, Inc.(a)	7.500	01/15/2026	83,500
50,000	Oasis Petroleum, Inc.(a)(b)	6.250	05/01/2026	44,500
60,000	Parkland Fuel Corp. (Canada)(a)	6.000	04/01/2026	61,050
80,000	PDC Energy, Inc.	5.750	05/15/2026	74,376
50,000	Precision Drilling Corp. (Canada)(a)(b)	7.125	01/15/2026	47,625
75,000	QEP Resources, Inc.	5.625	03/01/2026	68,062
75,000	SM Energy Co.(b)	6.750	09/15/2026	67,350
80,000	Southwestern Energy Co.	7.500	04/01/2026	77,200
150,000	Whiting Petroleum Corp.(b)	6.625	01/15/2026	138,000
60,000	WPX Energy, Inc.	5.750	06/01/2026	59,738

				1,400,913

	Oil & Gas Services— 0.4%
50,000	USA Compression Partners LP/USA Compression Finance Corp.	6.875	04/01/2026	51,500

	Packaging & Containers— 2.2%
100,000	Ball Corp.	4.875	03/15/2026	102,875
50,000	Berry Global, Inc.(a)	4.500	02/15/2026	47,385
50,000	Crown Americas LLC/Crown Americas Capital Corp. V	4.250	09/30/2026	48,562
50,000	Crown Cork & Seal Co., Inc.	7.375	12/15/2026	56,500
80,000	Flex Acquisition Co., Inc.(a)	7.875	07/15/2026	72,200

				327,522

	Pharmaceuticals— 2.5%
225,000	Bausch Health Americas, Inc.(a)	9.250	04/01/2026	244,195
50,000	HLF Financing Sarl LLC/Herbalife International, Inc.(a)	7.250	08/15/2026	49,563
75,000	NVA Holdings, Inc.(a)	6.875	04/01/2026	73,500

				367,258

	Pipelines— 3.7%
50,000	Blue Racer Midstream LLC/Blue Racer Finance Corp.(a)	6.625	07/15/2026	50,500
150,000	Cheniere Energy Partners LP(a)	5.625	10/01/2026	152,250
50,000	CNX Midstream Partners LP/CNX Midstream Finance Corp.(a)	6.500	03/15/2026	47,250
50,000	Genesis Energy LP/Genesis Energy Finance Corp.	6.250	05/15/2026	46,437

Schedule of Investments

$100,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.(a)	5.625%	02/15/2026	$103,500
50,000	SemGroup Corp.	7.250	03/15/2026	49,000
100,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.875	04/15/2026	103,625

				552,562

	Real Estate— 0.6%
100,000	Hunt Cos., Inc.(a)	6.250	02/15/2026	93,125

	REITs— 1.4%
100,000	CBL & Associates LP(b)	5.950	12/15/2026	66,510
50,000	GEO Group, Inc. (The)	6.000	04/15/2026	46,125
50,000	Iron Mountain US Holdings, Inc.(a)	5.375	06/01/2026	49,000
50,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.	4.500	09/01/2026	48,985

				210,620

	Retail— 2.7%
50,000	IRB Holding Corp.(a)	6.750	02/15/2026	48,875
155,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)	5.250	06/01/2026	156,996
50,000	Party City Holdings, Inc.(a)(b)	6.625	08/01/2026	49,875
50,000	Penske Automotive Group, Inc.	5.500	05/15/2026	49,688
50,000	SRS Distribution, Inc.(a)(b)	8.250	07/01/2026	48,875
50,000	Superior Plus LP/Superior General Partner, Inc. (Canada)(a)	7.000	07/15/2026	51,141

				405,450

	Semiconductors— 1.5%
75,000	Entegris, Inc.(a)	4.625	02/10/2026	75,000
110,000	Qorvo, Inc.(a)	5.500	07/15/2026	112,200
40,000	Sensata Technologies UK Financing Co. PLC(a)	6.250	02/15/2026	41,800

				229,000

	Software— 4.1%
50,000	ACI Worldwide, Inc.(a)	5.750	08/15/2026	51,562
50,000	CDK Global, Inc.	5.875	06/15/2026	52,000
50,000	Fair Isaac Corp.(a)	5.250	05/15/2026	52,375
200,000	IQVIA, Inc.(a)	5.000	10/15/2026	204,250
79,000	MSCI, Inc.(a)	4.750	08/01/2026	80,754
80,000	Nuance Communications, Inc.	5.625	12/15/2026	81,901
92,000	Open Text Corp. (Canada)(a)	5.875	06/01/2026	96,140

				618,982

	Telecommunications— 8.9%
600,000	Altice France S.A. (France)(a)	7.375	05/01/2026	587,625
175,000	Frontier Communications Corp.(a)	8.500	04/01/2026	168,437
50,000	Hughes Satellite Systems Corp.	6.625	08/01/2026	50,063
50,000	Level 3 Financing, Inc.	5.250	03/15/2026	49,985
175,000	Sprint Corp.	7.625	03/01/2026	185,850
100,000	T-Mobile USA, Inc.	4.500	02/01/2026	99,000
200,000	Wind Tre SpA (Italy)(a)	5.000	01/20/2026	190,630

				1,331,590

	Total Corporate Bonds (Cost $14,711,008)			14,664,297

Number of Shares
	Money Market Funds - 0.2%
36,201	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $36,201)			36,201

	Total Investments in Securities
	(excluding investments purchased with cash collateral from securities on loan) (Cost 14,747,209)— 98.1%			14,700,498

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Funds - 7.3%
824,721	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)			824,721
274,824	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)			274,907

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,099,628)			1,099,628

	Total Investments in Securities (Cost $15,846,837)— 105.4%			15,800,126
	Other assets less liabilities—(5.4)%			(814,119)

	Net Assets—100.0%			$14,986,007

Abbreviations:

REIT - Real Estate Investment Trust

Schedule of Investments

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $9,509,982, which represented 63.46% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 66.6%
	Brazil— 6.2%
$100,000	Banco Bradesco S.A.(a)	5.900%	01/16/2021	$103,318
100,000	Banco Bradesco S.A.(a)	5.900	01/16/2021	103,317
100,000	Banco do Brasil S.A.(a)	5.375	01/15/2021	102,876
100,000	Itau Unibanco Holding S.A., EMTN(a)	5.750	01/22/2021	103,000
100,000	Petrobras Global Finance BV	5.375	01/27/2021	103,500
100,000	Petrobras Global Finance BV	8.375	05/23/2021	110,176

				626,187

	China— 7.0%
100,000	Alibaba Group Holding Ltd.	3.125	11/28/2021	101,002
200,000	CNOOC Finance 2011 Ltd.(a)	4.250	01/26/2021	204,848
200,000	Huarong Finance II Co. Ltd., EMTN	3.625	11/22/2021	201,403
200,000	Sinopec Group Overseas Development 2016 Ltd.(a)	2.000	09/29/2021	196,308

				703,561

	Colombia— 1.0%
100,000	Bancolombia S.A.	5.950	06/03/2021	105,250

	India— 6.1%
200,000	Bank of India, EMTN	6.250	02/16/2021	209,587
200,000	Indian Oil Corp. Ltd.	5.625	08/02/2021	211,265
200,000	Jubilant Pharma Ltd.	4.875	10/06/2021	199,851

				620,703

	Indonesia— 4.1%
200,000	Pertamina Persero PT(a)	5.250	05/23/2021	208,022
200,000	Perusahaan Listrik Negara PT(a)	5.500	11/22/2021	210,500

				418,522

	Malaysia— 2.0%
200,000	RHB Bank Bhd, EMTN	2.503	10/06/2021	198,838

	Mexico— 5.1%
200,000	Comision Federal de Electricidad(a)	4.875	05/26/2021	205,352
200,000	Petroleos Mexicanos	5.500	01/21/2021	205,900
100,000	Petroleos Mexicanos	6.375	02/04/2021	104,200

				515,452

	Russia— 6.3%
200,000	ALFA Bank AO Via ALFA Bond Issuance PLC(a)	7.750	04/28/2021	213,750
200,000	ALFA Bank AO Via ALFA Bond Issuance PLC(a)	7.750	04/28/2021	213,750
200,000	Sberbank of Russia Via SB Capital S.A., Series 7	5.717	06/16/2021	207,801

				635,301

	South Africa— 3.9%
400,000	Eskom Holdings SOC Ltd.(a)	5.750	01/26/2021	400,016

	Supranational— 8.0%
200,000	Asian Development Bank, GMTN	2.250	01/20/2021	200,567
200,000	Asian Development Bank, GMTN	1.625	03/16/2021	198,610
200,000	Black Sea Trade & Development Bank, EMTN(a)	4.875	05/06/2021	206,563
200,000	Black Sea Trade & Development Bank, MTN(a)	4.875	05/06/2021	206,563

				812,303

	Taiwan— 2.9%
300,000	Foxconn Far East Ltd., EMTN	2.250	09/23/2021	294,310

	Thailand— 2.1%
200,000	PTTEP Canada International Finance Ltd., EMTN(a)	5.692	04/05/2021	210,436

	Turkey— 3.7%
200,000	Turkiye Vakiflar Bankasi TAO, GMTN(a)	5.500	10/27/2021	185,313
200,000	Turkiye Vakiflar Bankasi TAO, MTN(a)	5.500	10/27/2021	185,312

				370,625

	United Arab Emirates— 6.2%
200,000	Abu Dhabi National Energy Co. PJSC, MTN(a)	5.875	12/13/2021	215,500
200,000	Dolphin Energy Ltd. LLC(a)	5.500	12/15/2021	211,312
200,000	EIB Sukuk Co. Ltd.	3.542	05/31/2021	200,596

				627,408

Schedule of Investments

	United States— 2.0%
$200,000	JBS USA LUX SA/JBS USA Finance, Inc.(a)	7.250%	06/01/2021	$200,000

	Total Corporate Bonds (Cost $6,642,754)			6,738,912

	Sovereign Debt Obligations— 34.2%
	Brazil— 2.1%
200,000	Brazilian Government International Bond	4.875	01/22/2021	206,702

	Chile— 3.0%
300,000	Chile Government International Bond	3.250	09/14/2021	306,375

	Colombia— 3.1%
300,000	Colombia Government International Bond	4.375	07/12/2021	308,778

	Hungary— 2.1%
200,000	Hungary Government International Bond	6.375	03/29/2021	213,046

	Indonesia— 4.1%
200,000	Indonesia Government International Bond(a)	4.875	05/05/2021	206,600
200,000	Indonesia Government International Bond(a)	4.875	05/05/2021	206,600

				413,200

	Malaysia— 2.0%
200,000	Export-Import Bank of Malaysia Bhd, EMTN	2.480	10/20/2021	198,722

	Mexico— 2.0%
200,000	Mexico Government International Bond, GMTN(b)	3.500	01/21/2021	202,475

	Philippines— 2.0%
200,000	Philippine Government International Bond	4.000	01/15/2021	204,448

	Poland— 4.2%
400,000	Republic of Poland Government International Bond	5.125	04/21/2021	423,080

	Turkey— 5.7%
200,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.251	06/08/2021	191,690
200,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.251	06/08/2021	191,689
200,000	Turkey Government International Bond	5.625	03/30/2021	197,226

				580,605

	United Arab Emirates— 3.9%
200,000	Abu Dhabi Government International Bond(a)	2.125	05/03/2021	198,860
200,000	Abu Dhabi Government International Bond(a)	2.125	05/03/2021	198,500

				397,360

	Total Sovereign Debt Obligations (Cost $3,420,271)			3,454,791

Number of Shares
	Money Market Funds - 0.3%
28,537	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $28,537)			28,537

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 10,091,562)— 101.1%			10,222,240

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 1.9%
141,750	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)			141,750
47,236	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)			47,250

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $189,000)			189,000

	Total Investments in Securities (Cost $10,280,562)— 103.0%			10,411,240
	Other assets less liabilities—(3.0)%			(299,478)

	Net Assets—100.0%			$10,111,762

Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

Notes to Schedule of Investments:

Schedule of Investments

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $5,079,995, which represented 50.24% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 77.2%
	Brazil— 8.1%
$200,000	Banco do Brasil S.A.(a)	5.875%	01/26/2022	$209,500
200,000	Cielo S.A./Cielo USA, Inc.(a)	3.750	11/16/2022	200,120
200,000	Itau Unibanco Holding S.A., MTN(a)	5.500	08/06/2022	208,697
100,000	Petrobras Global Finance BV	6.125	01/17/2022	106,775
100,000	Vale Overseas Ltd.	4.375	01/11/2022	102,650

				827,742

	Chile— 1.5%
150,000	Banco del Estado de Chile, MTN(a)	3.875	02/08/2022	154,674

	China— 6.0%
200,000	CNOOC Finance 2012 Ltd.(a)	3.875	05/02/2022	205,695
200,000	Sinopec Group Overseas Development 2012 Ltd.(a)	3.900	05/17/2022	205,516
200,000	State Grid Overseas Investment 2016 Ltd., MTN(a)	2.750	05/04/2022	200,107

				611,318

	Colombia— 3.0%
100,000	Bancolombia S.A.	5.125	09/11/2022	103,900
200,000	Grupo Aval Ltd.(a)	4.750	09/26/2022	204,300

				308,200

	Hong Kong— 4.1%
200,000	WTT Investment Ltd.(a)	5.500	11/21/2022	206,514
200,000	WTT Investment Ltd.(a)	5.500	11/21/2022	206,513

				413,027

	India— 4.6%
200,000	JSW Steel Ltd.	5.250	04/13/2022	202,228
250,000	Reliance Holding USA, Inc.(a)	5.400	02/14/2022	264,689

				466,917

	Indonesia— 2.0%
200,000	Pertamina Persero PT(a)	4.875	05/03/2022	208,596

	Ireland— 1.0%
100,000	Park Aerospace Holdings Ltd.(a)	5.250	08/15/2022	104,250

	Malaysia— 4.2%
200,000	Petronas Capital Ltd., MTN(a)	3.125	03/18/2022	202,084
200,000	Petronas Capital Ltd.(a)	7.875	05/22/2022	228,543

				430,627

	Mauritius— 1.9%
200,000	Neerg Energy Ltd.(a)	6.000	02/13/2022	194,224

	Mexico— 8.3%
200,000	America Movil SAB de CV	3.125	07/16/2022	202,535
150,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander(a)	4.125	11/09/2022	153,465
100,000	Grupo Bimbo SAB de CV(a)	4.500	01/25/2022	103,140
200,000	Mexico Government International Bond, Series A, GMTN	8.000	09/24/2022	231,500
150,000	Petroleos Mexicanos	4.875	01/24/2022	152,310

				842,950

	Panama— 2.0%
200,000	Banistmo S.A.(a)	3.650	09/19/2022	199,750

	Peru— 2.0%
100,000	BBVA Banco Continental S.A.(a)	5.000	08/26/2022	105,351
100,000	Volcan Cia Minera S.A.A.(a)	5.375	02/02/2022	103,125

				208,476

	Russia— 8.1%
200,000	Rosneft Oil Co. Via Rosneft International Finance DAC(a)	4.199	03/06/2022	201,031
200,000	Sberbank of Russia Via SB Capital S.A.(a)	6.125	02/07/2022	211,412
200,000	Sberbank of Russia Via SB Capital S.A.(a)	5.125	10/29/2022	204,987
200,000	VTB Bank OJSC Via VTB Capital S.A.(a)	6.950	10/17/2022	210,931

				828,361

	South Africa— 3.9%
200,000	MTN Mauritius Investments Ltd.(a)	5.373	02/13/2022	204,146
200,000	Transnet SOC Ltd.(a)	4.000	07/26/2022	196,990

				401,136

Schedule of Investments

	Supranational— 4.9%
$200,000	Asian Development Bank, GMTN	2.000%	02/16/2022	$200,218
100,000	Asian Development Bank, GMTN	1.875	02/18/2022	99,609
200,000	Asian Development Bank, GMTN	1.750	09/13/2022	198,541

				498,368

	Thailand— 2.0%
200,000	Bangkok Bank PCL(a)	3.875	09/27/2022	206,919

	Turkey— 5.5%
200,000	QNB Finansbank AS, MTN(a)	4.875	05/19/2022	189,021
200,000	Turkiye Garanti Bankasi AS(a)	5.250	09/13/2022	186,354
200,000	Turkiye Is Bankasi AS(a)	5.500	04/21/2022	180,994

				556,369

	United Arab Emirates— 4.1%
200,000	DIB Sukuk Ltd.	3.664	02/14/2022	201,103
200,000	MDC-GMTN BV, MTN(a)	5.500	03/01/2022	213,867

				414,970

	Total Corporate Bonds (Cost $7,706,149)			7,876,874

	Sovereign Debt Obligations— 21.3%
	Indonesia— 5.9%
200,000	Indonesia Government International Bond, MTN(a)	3.750	04/25/2022	203,007
200,000	Perusahaan Penerbit SBSN Indonesia III(a)	3.400	03/29/2022	200,990
200,000	Perusahaan Penerbit SBSN Indonesia III(a)	3.300	11/21/2022	200,950

				604,947

	Mexico— 1.5%
150,000	Mexico Government International Bond, GMTN	3.625	03/15/2022	152,850

	Poland— 3.1%
300,000	Republic of Poland Government International Bond	5.000	03/23/2022	319,666

	Russia— 2.0%
200,000	Russian Foreign Bond - Eurobond(a)	4.500	04/04/2022	207,971

	South Africa— 1.1%
100,000	Republic of South Africa Government International Bond	5.875	05/30/2022	106,433

	Turkey— 3.8%
200,000	Turkey Government International Bond	5.125	03/25/2022	189,990
200,000	Turkey Government International Bond	6.250	09/26/2022	194,980

				384,970

	United Arab Emirates— 3.9%
200,000	Abu Dhabi Government International Bond(a)	2.500	10/11/2022	200,388
200,000	Abu Dhabi Government International Bond(a)	2.500	10/11/2022	200,388

				400,776

	Total Sovereign Debt Obligations (Cost $2,141,479)			2,177,613

Number of Shares
	Money Market Funds - 0.7%
75,447	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(b) (Cost $75,447)			75,447

	Total Investments in Securities (Cost $9,923,075)— 99.2%			10,129,934
	Other assets less liabilities—0.8%			81,667

	Net Assets—100.0%			$10,211,601

Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $7,289,199, which represented 71.38% of the Fund’s Net Assets.

(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 69.3%
	Brazil— 6.1%
$200,000	Banco do Brasil S.A.(a)	5.875%	01/19/2023	$211,750
200,000	Itau Unibanco Holding S.A., MTN(a)	5.125	05/13/2023	209,082
200,000	Petrobras Global Finance BV(b)	4.375	05/20/2023	203,500

				624,332

	Canada— 1.0%
100,000	NOVA Chemicals Corp.(a)	5.250	08/01/2023	97,625

	Chile— 6.0%
200,000	Banco de Credito e Inversiones S.A.(a)	4.000	02/11/2023	207,221
200,000	Inversiones CMPC S.A.(a)	4.375	05/15/2023	205,173
200,000	SACI Falabella(a)	3.750	04/30/2023	201,235

				613,629

	China— 8.0%
200,000	CNOOC Finance 2013 Ltd.	3.000	05/09/2023	200,376
200,000	CNPC General Capital Ltd.(a)	3.400	04/16/2023	203,302
200,000	Sinopec Group Overseas Development 2013 Ltd.(a)	4.375	10/17/2023	211,355
200,000	State Grid Overseas Investment 2016 Ltd., MTN(a)	3.750	05/02/2023	207,258

				822,291

	India— 2.1%
200,000	Indian Oil Corp. Ltd.	5.750	08/01/2023	217,630

	Indonesia— 4.9%
200,000	Indo Energy Finance II BV(a)	6.375	01/24/2023	197,806
300,000	Pertamina Persero PT, MTN(a)	4.300	05/20/2023	309,758

				507,564

	Ireland— 1.0%
100,000	Park Aerospace Holdings Ltd.(a)	4.500	03/15/2023	101,367

	Mexico— 8.0%
200,000	Credito Real SAB de CV SOFOM ER(a)	7.250	07/20/2023	208,850
200,000	Fresnillo PLC(a)	5.500	11/13/2023	214,002
200,000	Petroleos Mexicanos	3.500	01/30/2023	192,820
200,000	Petroleos Mexicanos, GMTN	4.625	09/21/2023	199,675

				815,347

	Peru— 4.0%
200,000	Banco de Credito del Peru(a)	4.250	04/01/2023	206,652
200,000	Banco Internacional del Peru S.A.A. Interbank, EMTN(a)	3.375	01/18/2023	198,600

				405,252

	Philippines— 2.0%
200,000	Rizal Commercial Banking Corp., EMTN	4.125	03/16/2023	203,793

	Russia— 4.0%
200,000	Lukoil International Finance BV(a)	4.563	04/24/2023	205,338
200,000	Mobile Telesystems OJSC Via MTS International Funding Ltd.(a)	5.000	05/30/2023	204,567

				409,905

	South Africa— 3.0%
300,000	Eskom Holdings SOC Ltd., EMTN(a)	6.750	08/06/2023	307,794

	Thailand— 1.9%
200,000	Siam Commercial Bank PCL, EMTN	2.750	05/16/2023	198,027

	Turkey— 5.5%
200,000	KOC Holding AS(a)	5.250	03/15/2023	189,582
200,000	Petkim Petrokimya Holding AS(a)	5.875	01/26/2023	185,236
200,000	Turkiye Garanti Bankasi AS(a)	5.875	03/16/2023	186,947

				561,765

	United Arab Emirates— 9.9%
200,000	Abu Dhabi National Energy Co. PJSC(a)	3.625	01/12/2023	203,300
200,000	ADCB Finance Cayman Ltd., EMTN	4.500	03/06/2023	207,184
200,000	ADCB Finance Cayman Ltd., MTN(a)	4.000	03/29/2023	205,574
200,000	DP World Crescent Ltd.(a)	3.908	05/31/2023	203,454
200,000	MDC-GMTN BV, MTN(a)	2.750	05/11/2023	197,987

				1,017,499

Schedule of Investments

	United Kingdom— 1.9%
$200,000	Jaguar Land Rover Automotive PLC(a)(b)	5.625%	02/01/2023	$194,750

	Total Corporate Bonds (Cost $6,924,266)			7,098,570

	Sovereign Debt Obligations— 28.8%
	Brazil— 1.9%
200,000	Brazilian Government International Bond	2.625	01/05/2023	195,400

	Colombia— 2.9%
300,000	Colombia Government International Bond	2.625	03/15/2023	294,003

	Hungary— 4.3%
200,000	Hungary Government International Bond	5.375	02/21/2023	217,283
200,000	Hungary Government International Bond	5.750	11/22/2023	223,315

				440,598

	India— 2.0%
200,000	Export-Import Bank of India, EMTN	4.000	01/14/2023	205,331

	Indonesia— 4.1%
200,000	Indonesia Government International Bond, MTN(a)	3.375	04/15/2023	200,889
200,000	Indonesia Government International Bond, MTN(a)	5.375	10/17/2023	216,704

				417,593

	Mexico— 4.0%
400,000	Mexico Government International Bond	4.000	10/02/2023	413,910

	Poland— 2.0%
200,000	Republic of Poland Government International Bond(b)	3.000	03/17/2023	202,982

	Russia— 4.1%
400,000	Russian Foreign Bond - Eurobond(a)	4.875	09/16/2023	425,084

	Turkey— 3.5%
200,000	Hazine Mustesarligi Varlik Kiralama AS(a)	5.004	04/06/2023	187,537
200,000	Turkey Government International Bond	3.250	03/23/2023	174,958

				362,495

	Total Sovereign Debt Obligations (Cost $2,899,729)			2,957,396

Number of Shares
	Money Market Funds - 1.1%
108,239	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $108,239)			108,239

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 9,932,234)— 99.2%			10,164,205

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Funds - 4.6%
357,900	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)			357,900
118,665	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)			118,700

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $476,600)			476,600

	Total Investments in Securities (Cost $10,408,834)— 103.8%			10,640,805
	Other assets less liabilities—(3.8)%			(390,857)

	Net Assets—100.0%			$10,249,948

Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $6,505,779, which represented 63.47% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.

Schedule of Investments

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)

May 31, 2019

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 71.6%
	Brazil— 10.0%
$200,000	Banco Nacional de Desenvolvimento Economico e Social(a)	4.750%	05/09/2024	$207,000
200,000	Cemig Geracao e Transmissao S.A.(a)	9.250	12/05/2024	222,750
200,000	GTL Trade Finance, Inc./Gerdau Holdings, Inc.(a)	5.893	04/29/2024	215,000
200,000	Petrobras Global Finance BV	6.250	03/17/2024	217,388
153,876	Rio Oil Finance Trust, Series 2014-1(a)	9.250	07/06/2024	169,265

				1,031,403

	Chile— 6.0%
200,000	Colbun S.A.(a)	4.500	07/10/2024	207,909
200,000	Latam Finance Ltd.(a)	6.875	04/11/2024	204,252
200,000	Latam Finance Ltd.(a)	6.875	04/11/2024	204,252

				616,413

	China— 9.2%
200,000	Alibaba Group Holding Ltd.	3.600	11/28/2024	203,845
200,000	CNOOC Nexen Finance 2014 ULC	4.250	04/30/2024	210,566
300,000	Sinopec Group Overseas Development 2014 Ltd.(a)	4.375	04/10/2024	318,258
200,000	State Grid Overseas Investment 2014 Ltd.(a)	4.125	05/07/2024	210,735

				943,404

	Colombia— 2.0%
200,000	Geopark Ltd.(a)	6.500	09/21/2024	201,250

	Hong Kong— 2.2%
200,000	King Power Capital Ltd.	5.625	11/03/2024	223,119

	India— 6.1%
200,000	ABJA Investment Co. Pte Ltd.	5.950	07/31/2024	205,730
200,000	Oil India Ltd.	5.375	04/17/2024	215,612
200,000	ONGC Videsh Ltd.	4.625	07/15/2024	209,745

				631,087

	Indonesia— 3.9%
200,000	Indika Energy Capital III Pte Ltd.(a)	5.875	11/09/2024	185,568
200,000	Perusahaan Gas Negara Tbk PT(a)	5.125	05/16/2024	211,500

				397,068

	Ireland— 2.0%
200,000	Park Aerospace Holdings Ltd.(a)	5.500	02/15/2024	209,912

	Mexico— 11.4%
200,000	Axtel SAB de CV(a)	6.375	11/14/2024	200,810
150,000	Banco Inbursa SA Institucion de Banca Multiple Grupo Financiero Inbursa(a)	4.125	06/06/2024	150,825
200,000	CEMEX Finance LLC(a)	6.000	04/01/2024	204,002
200,000	Comision Federal de Electricidad(a)	4.875	01/15/2024	206,186
200,000	Grupo Bimbo SAB de CV(a)	3.875	06/27/2024	205,856
200,000	Petroleos Mexicanos(b)	4.875	01/18/2024	200,480

				1,168,159

	Philippines— 2.4%
200,000	Power Sector Assets & Liabilities Management Corp.(a)	7.390	12/02/2024	244,162

	South Africa— 1.9%
200,000	MTN Mauritius Investments Ltd.(a)	4.755	11/11/2024	197,053

	Turkey— 3.6%
200,000	Coca-Cola Icecek AS(a)	4.215	09/19/2024	191,000
200,000	Turk Telekomunikasyon AS(a)	4.875	06/19/2024	177,488

				368,488

	United Arab Emirates— 7.9%
200,000	Abu Dhabi National Energy Co. PJSC, GMTN(a)	3.875	05/06/2024	204,000
200,000	EMG SUKUK Ltd.	4.564	06/18/2024	204,101
200,000	MAF Global Securities Ltd.	4.750	05/07/2024	205,680
200,000	MDC-GMTN BV, EMTN	3.000	04/19/2024	199,072

				812,853

	United States— 3.0%
200,000	JBS Investments GmbH(a)	7.250	04/03/2024	207,252
100,000	Novelis Corp.(a)	6.250	08/15/2024	102,500

				309,752

Schedule of Investments

	Total Corporate Bonds (Cost $7,140,776)			$7,354,123

	Sovereign Debt Obligations— 27.5%
	Colombia— 4.4%
$200,000	Colombia Government International Bond	4.000%	02/26/2024	206,450
200,000	Colombia Government International Bond	8.125	05/21/2024	243,052

				449,502

	Hungary— 3.2%
300,000	Hungary Government International Bond	5.375	03/25/2024	332,370

	Indonesia— 4.3%
200,000	Indonesia Government International Bond, MTN(a)	5.875	01/15/2024	221,488
200,000	Indonesia Government International Bond, EMTN(a)	5.875	01/15/2024	221,487

				442,975

	Philippines— 3.1%
300,000	Philippine Government International Bond	4.200	01/21/2024	318,590

	Poland— 2.1%
200,000	Republic of Poland Government International Bond	4.000	01/22/2024	211,422

	South Africa— 1.0%
100,000	Republic of South Africa Government International Bond	4.665	01/17/2024	101,700

	Turkey— 5.3%
200,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.489	11/25/2024	176,706
400,000	Turkey Government International Bond	5.750	03/22/2024	371,562

				548,268

	United Arab Emirates— 2.0%
200,000	Sharjah Sukuk Ltd.	3.764	09/17/2024	202,595

	Vietnam— 2.1%
200,000	Vietnam Government International Bond(a)	4.800	11/19/2024	210,655

	Total Sovereign Debt Obligations (Cost $2,776,102)			2,818,077

Number of Shares
	Money Market Funds - 0.1%
10,808	Invesco Premier U.S. Government Money Portfolio - Institutional Class, 2.29%(c) (Cost $10,808)			10,808

	Total Investments in Securities (excluding investments purchased with cash collateral from securities on loan) (Cost 9,927,686)— 99.2%			10,183,008

	Investments Purchased with Cash Collateral from Securities on Loan Money Market Funds - 1.8%
140,400	Invesco Government & Agency Portfolio - Institutional Class, 2.31%(c)(d)			140,400
46,786	Invesco Liquid Assets Portfolio - Institutional Class, 2.44%(c)(d)			46,800

	Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $187,200)			187,200

	Total Investments in Securities (Cost $10,114,886)— 101.0%			10,370,208
	Other assets less liabilities—(1.0)%			(99,371)

	Net Assets—100.0%			$10,270,837

Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Note

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $5,889,121, which represented 57.34% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at May 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of May 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Schedule of Investments

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions.

GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities & others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of May 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the

Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Invesco RAFITM Strategic Developed ex-US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$140,312,268	$—	$42	$140,312,310
Money Market Funds	1,835,566	—	—	1,835,566

Total Investments	$142,147,834	$—	$42	$142,147,876

Invesco RAFITM Strategic Developed ex-US Small Company ETF
Investments in Securities
Common Stocks & Other Equity Interests	$14,531,698	$—	$0	$14,531,698
Money Market Funds	218,972	—	—	218,972

Total Investments	$14,750,670	$—	$0	$14,750,670

Invesco RAFITM Strategic Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,589,842	$—	$0	$8,589,842
Money Market Funds	52,171	—	—	52,171

Total Investments	$8,642,013	$—	$0	$8,642,013

Invesco Corporate Income Defensive ETF
Investments in Securities
Corporate Bonds	$—	$12,403,296	$—	$12,403,296
Money Market Funds	509,484	—	—	509,484

Total Investments	$509,484	$12,403,296	$—	$12,912,780

Invesco Corporate Income Value ETF
Investments in Securities
Corporate Bonds	$—	$12,017,323	$—	$12,017,323
Money Market Funds	1,274,602	—	—	1,274,602

Total Investments	$1,274,602	$12,017,323	$—	$13,291,925

Invesco Emerging Markets Debt Defensive ETF
Investments in Securities
Corporate Bonds	$—	$12,700,085	$—	$12,700,085
Sovereign Debt Obligations	—	12,076,581	—	12,076,581
Money Market Funds	212,006	—	—	212,006

Total Investments	$212,006	$24,776,666	$—	$24,988,672

Invesco Emerging Markets Debt Value ETF
Investments in Securities
Corporate Bonds	$—	$25,220,952	$—	$25,220,952
Sovereign Debt Obligations	—	13,071,886	—	13,071,886
Money Market Funds	104,230	—	—	104,230

Total Investments	$104,230	$38,292,838	$—	$38,397,068

Invesco Investment Grade Defensive ETF
Investments in Securities
Corporate Bonds	$—	$10,200,626	$—	$10,200,626
Money Market Funds	215,394	—	—	215,394

Total Investments	$215,394	$10,200,626	$—	$10,416,020

Invesco Investment Grade Value ETF
Investments in Securities
Corporate Bonds	$—	$8,954,064	$—	$8,954,064
Money Market Funds	569,304	—	—	569,304

Total Investments	$569,304	$8,954,064	$—	$9,523,368

Invesco Multi-Factor Core Fixed Income ETF
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$10,215,965	$—	$10,215,965
U.S. Treasury Securities	—	7,773,979	—	7,773,979
Corporate Bonds and Notes	—	7,733,350	—	7,733,350
Money Market Funds	308,654	—	—	308,654

Total Investments	$308,654	$25,723,294	$—	$26,031,948

Invesco Multi-Factor Core Plus Fixed Income ETF
Investments in Securities
Corporate Bonds and Notes	$—	$34,005,914	$—	$34,005,914
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	10,288,577	—	10,288,577
U.S. Treasury Securities	—	5,197,882	—	5,197,882
Sovereign Debt Obligations	—	2,036,124	—	2,036,124
Money Market Funds	1,113,545	—	—	1,113,545

Total Investments	$1,113,545	$51,528,497	$—	$52,642,042

Invesco Multi-Factor Defensive Core Fixed Income ETF
Investments in Securities
U.S. Treasury Securities	$—	$11,168,083	$—	$11,168,083
Corporate Bonds and Notes	—	4,151,082	—	4,151,082
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	3,995,954	—	3,995,954
Sovereign Debt Obligations	—	928,003	—	928,003
Money Market Funds	91,218	—	—	91,218

Total Investments	$91,218	$20,243,122	$—	$20,334,340

Invesco Multi-Factor Income ETF
Investments in Securities
Corporate Bonds and Notes	$—	$26,813,450	$—	$26,813,450
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	10,288,491	—	10,288,491
Sovereign Debt Obligations	—	4,060,474	—	4,060,474
Money Market Funds	148,829	—	—	148,829

Total Investments	$148,829	$41,162,415	$—	$41,311,244

Invesco BulletShares 2019 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$1,039,381,366	$—	$1,039,381,366
Money Market Funds	171,836,663	—	—	171,836,663

Total Investments	$171,836,663	$1,039,381,366	$—	$1,211,218,029

Invesco BulletShares 2020 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$1,745,003,970	$—	$1,745,003,970
Money Market Funds	19,051,383	—	—	19,051,383

Total Investments	$19,051,383	$1,745,003,970	$—	$1,764,055,353

Invesco BulletShares 2021 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$1,522,398,322	$—	$1,522,398,322
Money Market Funds	3,176,733	—	—	3,176,733

Total Investments	$3,176,733	$1,522,398,322	$—	$1,525,575,055

Invesco BulletShares 2022 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$1,247,387,752	$—	$1,247,387,752
Money Market Funds	3,662,989	—	—	3,662,989

Total Investments	$3,662,989	$1,247,387,752	$—	$1,251,050,741

Invesco BulletShares 2023 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$727,672,611	$—	$727,672,611
Money Market Funds	2,182,668	—	—	2,182,668

Total Investments	$2,182,668	$727,672,611	$—	$729,855,279

Invesco BulletShares 2024 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$501,135,556	$—	$501,135,556
Money Market Funds	2,730,880	—	—	2,730,880

Total Investments	$2,730,880	$501,135,556	$—	$503,866,436

Invesco BulletShares 2025 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$272,388,400	$—	$272,388,400
Money Market Funds	3,894,519	—	—	3,894,519

Total Investments	$3,894,519	$272,388,400	$—	$276,282,919

Invesco BulletShares 2026 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$105,129,287	$—	$105,129,287
Money Market Funds	2,064,193	—	—	2,064,193

Total Investments	$2,064,193	$105,129,287	$—	$107,193,480

Invesco BulletShares 2027 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$50,282,904	$—	$50,282,904
Money Market Funds	2,278,694	—	—	2,278,694

Total Investments	$2,278,694	$50,282,904	$—	$52,561,598

Invesco BulletShares 2028 Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$21,846,506	$—	$21,846,506
Money Market Funds	998,717	—	—	998,717

Total Investments	$998,717	$21,846,506	$—	$22,845,223

Invesco BulletShares 2019 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$533,214,279	$—	$533,214,279
U.S. Treasury Securities	—	309,447,983	—	309,447,983
Money Market Funds	49,904,847	—	—	49,904,847

Total Investments	$49,904,847	$842,662,262	$—	$892,567,109

Invesco BulletShares 2020 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$1,057,989,108	$—	$1,057,989,108
Money Market Funds	59,719,569	—	—	59,719,569

Total Investments	$59,719,569	$1,057,989,108	$—	$1,117,708,677

Invesco BulletShares 2021 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$722,502,696	$—	$722,502,696
Money Market Funds	50,722,351	—	—	50,722,351

Total Investments	$50,722,351	$722,502,696	$—	$773,225,047

Invesco BulletShares 2022 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$429,141,521	$—	$429,141,521
Money Market Funds	20,379,930	—	—	20,379,930

Total Investments	$20,379,930	$429,141,521	$—	$449,521,451

Invesco BulletShares 2023 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$201,484,768	$—	$201,484,768
Money Market Funds	19,758,929	—	—	19,758,929

Total Investments	$19,758,929	$201,484,768	$—	$221,243,697

Invesco BulletShares 2024 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$79,900,521	$—	$79,900,521
Money Market Funds	4,757,052	—	—	4,757,052

Total Investments	$4,757,052	$79,900,521	$—	$84,657,573

Invesco BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$60,433,438	$—	$60,433,438
Money Market Funds	4,272,110	—	—	4,272,110

Total Investments	$4,272,110	$60,433,438	$—	$64,705,548

Invesco BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
Corporate Bonds	$—	$14,664,297	$—	$14,664,297
Money Market Funds	1,135,829	—	—	1,135,829

Total Investments	$1,135,829	$14,664,297	$—	$15,800,126

Invesco BulletShares 2021 USD Emerging Markets Debt ETF
Investments in Securities
Corporate Bonds	$—	$6,738,912	$—	$6,738,912
Sovereign Debt Obligations	—	3,454,791	—	3,454,791
Money Market Funds	217,537	—	—	217,537

Total Investments	$217,537	$10,193,703	$—	$10,411,240

Invesco BulletShares 2022 USD Emerging Markets Debt ETF
Investments in Securities
Corporate Bonds	$—	$7,876,874	$—	$7,876,874
Sovereign Debt Obligations	—	2,177,613	—	2,177,613
Money Market Funds	75,447	—	—	75,447

Total Investments	$75,447	$10,054,487	$—	$10,129,934

Invesco BulletShares 2023 USD Emerging Markets Debt ETF
Investments in Securities
Corporate Bonds	$—	$7,098,570	$—	$7,098,570
Sovereign Debt Obligations	—	2,957,396	—	2,957,396
Money Market Funds	584,839	—	—	584,839

Total Investments	$584,839	$10,055,966	$—	$10,640,805

Invesco BulletShares 2024 USD Emerging Markets Debt ETF
Investments in Securities
Corporate Bonds	$—	$7,354,123	$—	$7,354,123
Sovereign Debt Obligations	—	2,818,077	—	2,818,077
Money Market Funds	198,008	—	—	198,008

Total Investments	$198,008	$10,172,200	$—	$10,370,208